Shareholder Report	12 Months Ended
Mar. 31, 2025 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	PIMCO FUNDS
Entity Central Index Key	0000810893
Entity Investment Company Type	N-1A
Document Period End Date	Mar. 31, 2025
C000088650
Shareholder Report [Line Items]
Fund Name	PIMCO CommoditiesPLUS<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 15px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: left; white-space-collapse: preserve-breaks;">®</sup> Strategy Fund
Class Name	Class A
Trading Symbol	PCLAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the PIMCO CommoditiesPLUS® Strategy Fund (the "Fund") for the period of April 1, 2024 to March 31, 2025 (the "reporting period").
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.pimco.com/literature. You can also request this information by contacting us at 888.87.PIMCO (888.877.4626).
Additional Information Phone Number	888.87.PIMCO (888.877.4626)
Expenses [Text Block]

What were the Fund costs for the reporting period?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$130	1.27%

Expenses Paid, Amount	$ 130
Expense Ratio, Percent	1.27%
Factors Affecting Performance [Text Block]

How did the Fund perform during the reporting period and what affected its performance?

The following affected performance (on a gross basis) during the reporting period:

  Active commodity strategies within the agriculture sector, including underweight exposure to corn, as well as overweight exposure to coffee, contributed to relative performance versus the UBS Prompt Commodity Index Total Return ("Index"), as corn posted negative returns, while coffee posted positive returns.

  Overweight exposure to silver contributed to relative performance versus the Index, as silver posted positive returns.

  Exposure to securitized assets, including collateralized loan obligations, contributed to relative performance versus the Index, as spreads broadly tightened.

  Duration strategies in the U.S., including overweight exposure to the front-end of the curve, contributed to relative performance versus the Index, as front-end U.S. interest rates fell.

  Exposure to California Carbon Allowances ("CCAs") detracted from relative performance versus the Index, as CCAs posted negative returns.

  Overweight exposure to base metals detracted from relative performance versus the Index, as base metals posted positive returns.

  Underweight exposure to natural gas detracted from relative performance versus the Index, as natural gas posted positive returns.

Performance Past Does Not Indicate Future [Text]	Performance quoted represents past performance. Past performance is not a guarantee or a reliable indicator of future results.
Line Graph [Table Text Block]
	Class A (including sales charge)	S&P 500 Index	UBS Prompt Commodity Index Total Return
3/31/15	$9,444	$10,000	$10,000
4/30/15	$10,410	$10,096	$11,039
5/31/15	$10,106	$10,226	$10,748
6/30/15	$10,094	$10,028	$10,778
7/31/15	$8,832	$10,238	$9,366
8/31/15	$8,805	$9,620	$9,398
9/30/15	$8,205	$9,382	$8,859
10/31/15	$8,379	$10,174	$8,944
11/30/15	$7,696	$10,204	$8,186
12/31/15	$7,195	$10,043	$7,630
1/31/16	$6,765	$9,545	$7,250
2/29/16	$6,658	$9,532	$7,175
3/31/16	$7,127	$10,178	$7,575
4/30/16	$7,893	$10,218	$8,366
5/31/16	$7,960	$10,401	$8,468
6/30/16	$8,075	$10,428	$8,586
7/31/16	$7,577	$10,813	$7,996
8/31/16	$7,698	$10,828	$8,077
9/30/16	$8,075	$10,830	$8,435
10/31/16	$8,021	$10,632	$8,309
11/30/16	$8,263	$11,026	$8,527
12/31/16	$8,531	$11,244	$8,813
1/31/17	$8,612	$11,457	$8,808
2/28/17	$8,639	$11,912	$8,842
3/31/17	$8,297	$11,926	$8,522
4/30/17	$8,095	$12,049	$8,291
5/31/17	$7,961	$12,218	$8,173
6/30/17	$7,856	$12,294	$8,054
7/31/17	$8,280	$12,547	$8,454
8/31/17	$8,308	$12,586	$8,454
9/30/17	$8,544	$12,845	$8,672
10/31/17	$8,898	$13,145	$8,997
11/30/17	$9,045	$13,548	$9,123
12/31/17	$9,408	$13,699	$9,487
1/31/18	$9,714	$14,483	$9,795
2/28/18	$9,485	$13,949	$9,556
3/31/18	$9,714	$13,595	$9,749
4/30/18	$10,111	$13,647	$10,177
5/31/18	$10,325	$13,976	$10,383
6/30/18	$10,249	$14,062	$10,311
7/31/18	$9,946	$14,585	$9,986
8/31/18	$9,994	$15,060	$10,026
9/30/18	$10,332	$15,146	$10,350
10/31/18	$9,781	$14,111	$9,871
11/30/18	$8,680	$14,398	$8,933
12/31/18	$8,224	$13,098	$8,401
1/31/19	$8,933	$14,148	$9,103
2/28/19	$9,394	$14,602	$9,463
3/31/19	$9,506	$14,886	$9,557
4/30/19	$9,790	$15,489	$9,788
5/31/19	$9,007	$14,504	$9,132
6/30/19	$9,376	$15,526	$9,519
7/31/19	$9,394	$15,750	$9,505
8/31/19	$8,838	$15,500	$9,031
9/30/19	$8,984	$15,790	$9,208
10/31/19	$9,147	$16,132	$9,372
11/30/19	$9,147	$16,718	$9,359
12/31/19	$9,801	$17,222	$9,989
1/31/20	$8,896	$17,216	$9,119
2/29/20	$8,171	$15,798	$8,429
3/31/20	$5,891	$13,847	$6,380
4/30/20	$5,618	$15,622	$5,971
5/31/20	$6,709	$16,366	$7,088
6/30/20	$7,084	$16,692	$7,477
7/31/20	$7,484	$17,633	$7,824
8/31/20	$7,903	$18,900	$8,247
9/30/20	$7,635	$18,182	$7,962
10/31/20	$7,307	$17,699	$7,603
11/30/20	$8,309	$19,636	$8,647
12/31/20	$8,856	$20,391	$9,181
1/31/21	$9,275	$20,185	$9,597
2/28/21	$10,259	$20,742	$10,622
3/31/21	$10,077	$21,650	$10,429
4/30/21	$10,879	$22,806	$11,273
5/31/21	$11,207	$22,965	$11,593
6/30/21	$11,688	$23,501	$12,099
7/31/21	$11,887	$24,059	$12,337
8/31/21	$11,738	$24,791	$12,153
9/30/21	$12,263	$23,638	$12,767
10/31/21	$12,933	$25,294	$13,454
11/30/21	$11,745	$25,119	$12,215
12/31/21	$12,699	$26,244	$13,159
1/31/22	$13,870	$24,886	$14,482
2/28/22	$14,857	$24,141	$15,600
3/31/22	$16,221	$25,038	$17,043
4/30/22	$16,840	$22,854	$17,695
5/31/22	$17,512	$22,896	$18,383
6/30/22	$16,086	$21,006	$16,986
7/31/22	$16,165	$22,943	$17,018
8/31/22	$15,749	$22,007	$16,623
9/30/22	$14,607	$19,981	$15,568
10/31/22	$15,300	$21,598	$16,275
11/30/22	$15,516	$22,805	$16,511
12/31/22	$15,582	$21,491	$16,511
1/31/23	$15,796	$22,842	$16,637
2/28/23	$15,273	$22,284	$15,999
3/31/23	$15,148	$23,103	$15,881
4/30/23	$15,124	$23,463	$15,818
5/31/23	$14,135	$23,565	$14,791
6/30/23	$14,690	$25,122	$15,335
7/31/23	$16,137	$25,929	$16,832
8/31/23	$16,185	$25,516	$16,850
9/30/23	$16,435	$24,300	$17,217
10/31/23	$16,000	$23,789	$16,775
11/30/23	$15,710	$25,961	$16,365
12/31/23	$15,371	$27,141	$15,992
1/31/24	$15,789	$27,597	$16,398
2/29/24	$15,838	$29,070	$16,486
3/31/24	$16,639	$30,006	$17,356
4/30/24	$16,910	$28,780	$17,720
5/31/24	$16,836	$30,207	$17,608
6/30/24	$16,860	$31,291	$17,648
7/31/24	$16,256	$31,672	$16,996
8/31/24	$16,054	$32,440	$16,794
9/30/24	$16,222	$33,133	$16,979
10/31/24	$16,196	$32,833	$16,960
11/30/24	$16,222	$34,760	$17,023
12/31/24	$16,627	$33,931	$17,438
1/31/25	$17,104	$34,876	$18,005
2/28/25	$16,865	$34,421	$17,759
3/31/25	$17,299	$32,482	$18,268

Average Annual Return [Table Text Block]
Class/Index Name	1 Year	5 Years	10 Years
Class A (excluding sales charge)	3.96%	24.04%	6.24%
Class A (including sales charge)	(1.71%)	22.64%	5.63%
S&P 500 Index	8.25%	18.59%	12.50%
UBS Prompt Commodity Index Total Return	5.26%	23.42%	6.21%

No Deduction of Taxes [Text Block]	Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
Performance Table Market Index Changed [Text Block]	Differences in the Fund’s performance versus an index and related attribution information with respect to particular categories of securities or individual positions may be attributable, in part, to differences in the pricing methodologies used by the Fund and the index.
Updated Performance Information Location [Text Block]	For performance current to the most recent month-end, visit www.pimco.com/literature or via 888.87.PIMCO (888.877.4626).
AssetsNet	$ 4,684,149,000
Holdings Count | Holding	1,079
Advisory Fees Paid, Amount	$ 22,011,000
InvestmentCompanyPortfolioTurnover	201.00%
Additional Fund Statistics [Text Block]

Key Fund StatisticsFootnote Reference† (as of the end of the reporting period)

Total Net Assets	$4,684,149
# of Portfolio Holdings	1,079
Portfolio Turnover Rate	201%
Total Net Advisory Fees Paid During the Reporting Period	$22,011
Footnote	Description
Footnote†	Dollar amounts displayed in 000's

Holdings [Text Block]

Security Type Breakdown (% of Net Asset Value)Footnote Reference*

Asset-Backed Securities	17.0%
Commodities	14.8%
Corporate Bonds & Notes	11.5%
U.S. Government Agencies	11.0%
U.S. Treasury Obligations	3.2%
Sovereign Issues	2.3%
Non-Agency Mortgage-Backed Securities	2.2%
Other Investments	0.0%Footnote Reference^
Short-Term Instruments	51.4%
Affiliated Investments	5.3%
Financial Derivative Instruments	1.5%
Other Assets and Liabilities, Net	(20.2%)
Total	100.0%
Footnote	Description
Footnote^	Rounded value of investments is less than 0.1% of net assets.
Footnote*	% of Net Asset Value includes derivatives instruments, if any, valued at the value used for determining the Fund's net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.

Material Fund Change [Text Block]
C000088651
Shareholder Report [Line Items]
Fund Name	PIMCO CommoditiesPLUS<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 15px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: left; white-space-collapse: preserve-breaks;">®</sup> Strategy Fund
Class Name	Class C
Trading Symbol	PCPCX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the PIMCO CommoditiesPLUS® Strategy Fund (the "Fund") for the period of April 1, 2024 to March 31, 2025 (the "reporting period").
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.pimco.com/literature. You can also request this information by contacting us at 888.87.PIMCO (888.877.4626).
Additional Information Phone Number	888.87.PIMCO (888.877.4626)
Expenses [Text Block]

What were the Fund costs for the reporting period?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$205	2.02%

Expenses Paid, Amount	$ 205
Expense Ratio, Percent	2.02%
Factors Affecting Performance [Text Block]

How did the Fund perform during the reporting period and what affected its performance?

The following affected performance (on a gross basis) during the reporting period:

  Active commodity strategies within the agriculture sector, including underweight exposure to corn, as well as overweight exposure to coffee, contributed to relative performance versus the UBS Prompt Commodity Index Total Return ("Index"), as corn posted negative returns, while coffee posted positive returns.

  Overweight exposure to silver contributed to relative performance versus the Index, as silver posted positive returns.

  Exposure to securitized assets, including collateralized loan obligations, contributed to relative performance versus the Index, as spreads broadly tightened.

  Duration strategies in the U.S., including overweight exposure to the front-end of the curve, contributed to relative performance versus the Index, as front-end U.S. interest rates fell.

  Exposure to California Carbon Allowances ("CCAs") detracted from relative performance versus the Index, as CCAs posted negative returns.

  Overweight exposure to base metals detracted from relative performance versus the Index, as base metals posted positive returns.

  Underweight exposure to natural gas detracted from relative performance versus the Index, as natural gas posted positive returns.

Performance Past Does Not Indicate Future [Text]	Performance quoted represents past performance. Past performance is not a guarantee or a reliable indicator of future results.
Line Graph [Table Text Block]
	Class C (excluding sales charge)	S&P 500 Index	UBS Prompt Commodity Index Total Return
3/31/15	$10,000	$10,000	$10,000
4/30/15	$11,019	$10,096	$11,039
5/31/15	$10,689	$10,226	$10,748
6/30/15	$10,660	$10,028	$10,778
7/31/15	$9,337	$10,238	$9,366
8/31/15	$9,293	$9,620	$9,398
9/30/15	$8,655	$9,382	$8,859
10/31/15	$8,829	$10,174	$8,944
11/30/15	$8,105	$10,204	$8,186
12/31/15	$7,562	$10,043	$7,630
1/31/16	$7,113	$9,545	$7,250
2/29/16	$6,997	$9,532	$7,175
3/31/16	$7,489	$10,178	$7,575
4/30/16	$8,286	$10,218	$8,366
5/31/16	$8,358	$10,401	$8,468
6/30/16	$8,460	$10,428	$8,586
7/31/16	$7,953	$10,813	$7,996
8/31/16	$8,069	$10,828	$8,077
9/30/16	$8,445	$10,830	$8,435
10/31/16	$8,387	$10,632	$8,309
11/30/16	$8,634	$11,026	$8,527
12/31/16	$8,923	$11,244	$8,813
1/31/17	$8,981	$11,457	$8,808
2/28/17	$9,010	$11,912	$8,842
3/31/17	$8,663	$11,926	$8,522
4/30/17	$8,445	$12,049	$8,291
5/31/17	$8,301	$12,218	$8,173
6/30/17	$8,175	$12,294	$8,054
7/31/17	$8,615	$12,547	$8,454
8/31/17	$8,646	$12,586	$8,454
9/30/17	$8,874	$12,845	$8,672
10/31/17	$9,239	$13,145	$8,997
11/30/17	$9,382	$13,548	$9,123
12/31/17	$9,756	$13,699	$9,487
1/31/18	$10,068	$14,483	$9,795
2/28/18	$9,822	$13,949	$9,556
3/31/18	$10,052	$13,595	$9,749
4/30/18	$10,463	$13,647	$10,177
5/31/18	$10,677	$13,976	$10,383
6/30/18	$10,586	$14,062	$10,311
7/31/18	$10,275	$14,585	$9,986
8/31/18	$10,310	$15,060	$10,026
9/30/18	$10,656	$15,146	$10,350
10/31/18	$10,080	$14,111	$9,871
11/30/18	$8,946	$14,398	$8,933
12/31/18	$8,473	$13,098	$8,401
1/31/19	$9,199	$14,148	$9,103
2/28/19	$9,658	$14,602	$9,463
3/31/19	$9,762	$14,886	$9,557
4/30/19	$10,050	$15,489	$9,788
5/31/19	$9,244	$14,504	$9,132
6/30/19	$9,608	$15,526	$9,519
7/31/19	$9,627	$15,750	$9,505
8/31/19	$9,048	$15,500	$9,031
9/30/19	$9,187	$15,790	$9,208
10/31/19	$9,362	$16,132	$9,372
11/30/19	$9,362	$16,718	$9,359
12/31/19	$10,006	$17,222	$9,989
1/31/20	$9,073	$17,216	$9,119
2/29/20	$8,335	$15,798	$8,429
3/31/20	$5,993	$13,847	$6,380
4/30/20	$5,740	$15,622	$5,971
5/31/20	$6,830	$16,366	$7,088
6/30/20	$7,223	$16,692	$7,477
7/31/20	$7,612	$17,633	$7,824
8/31/20	$8,041	$18,900	$8,247
9/30/20	$7,749	$18,182	$7,962
10/31/20	$7,418	$17,699	$7,603
11/30/20	$8,430	$19,636	$8,647
12/31/20	$8,975	$20,391	$9,181
1/31/21	$9,384	$20,185	$9,597
2/28/21	$10,397	$20,742	$10,622
3/31/21	$10,202	$21,650	$10,429
4/30/21	$11,010	$22,806	$11,273
5/31/21	$11,331	$22,965	$11,593
6/30/21	$11,808	$23,501	$12,099
7/31/21	$11,994	$24,059	$12,337
8/31/21	$11,845	$24,791	$12,153
9/30/21	$12,368	$23,638	$12,767
10/31/21	$13,024	$25,294	$13,454
11/30/21	$11,844	$25,119	$12,215
12/31/21	$12,781	$26,244	$13,159
1/31/22	$13,961	$24,886	$14,482
2/28/22	$14,936	$24,141	$15,600
3/31/22	$16,303	$25,038	$17,043
4/30/22	$16,899	$22,854	$17,695
5/31/22	$17,578	$22,896	$18,383
6/30/22	$16,134	$21,006	$16,986
7/31/22	$16,224	$22,943	$17,018
8/31/22	$15,771	$22,007	$16,623
9/30/22	$14,623	$19,981	$15,568
10/31/22	$15,298	$21,598	$16,275
11/30/22	$15,498	$22,805	$16,511
12/31/22	$15,563	$21,491	$16,511
1/31/23	$15,758	$22,842	$16,637
2/28/23	$15,229	$22,284	$15,999
3/31/23	$15,090	$23,103	$15,881
4/30/23	$15,062	$23,463	$15,818
5/31/23	$14,073	$23,565	$14,791
6/30/23	$14,638	$25,122	$15,335
7/31/23	$16,051	$25,929	$16,832
8/31/23	$16,080	$25,516	$16,850
9/30/23	$16,334	$24,300	$17,217
10/31/23	$15,882	$23,789	$16,775
11/30/23	$15,571	$25,961	$16,365
12/31/23	$15,256	$27,141	$15,992
1/31/24	$15,630	$27,597	$16,398
2/29/24	$15,688	$29,070	$16,486
3/31/24	$16,486	$30,006	$17,356
4/30/24	$16,716	$28,780	$17,720
5/31/24	$16,659	$30,207	$17,608
6/30/24	$16,665	$31,291	$17,648
7/31/24	$16,074	$31,672	$16,996
8/31/24	$15,837	$32,440	$16,794
9/30/24	$16,008	$33,133	$16,979
10/31/24	$15,977	$32,833	$16,960
11/30/24	$15,977	$34,760	$17,023
12/31/24	$16,361	$33,931	$17,438
1/31/25	$16,829	$34,876	$18,005
2/28/25	$16,580	$34,421	$17,759
3/31/25	$17,003	$32,482	$18,268

Average Annual Return [Table Text Block]
Class/Index Name	1 Year	5 Years	10 Years
Class C (excluding sales charge)	3.14%	23.19%	5.45%
Class C (including sales charge)	2.20%	23.19%	5.45%
S&P 500 Index	8.25%	18.59%	12.50%
UBS Prompt Commodity Index Total Return	5.26%	23.42%	6.21%

No Deduction of Taxes [Text Block]	Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
Performance Table Market Index Changed [Text Block]	Differences in the Fund’s performance versus an index and related attribution information with respect to particular categories of securities or individual positions may be attributable, in part, to differences in the pricing methodologies used by the Fund and the index.
Updated Performance Information Location [Text Block]	For performance current to the most recent month-end, visit www.pimco.com/literature or via 888.87.PIMCO (888.877.4626).
AssetsNet	$ 4,684,149,000
Holdings Count | Holding	1,079
Advisory Fees Paid, Amount	$ 22,011,000
InvestmentCompanyPortfolioTurnover	201.00%
Additional Fund Statistics [Text Block]

Key Fund StatisticsFootnote Reference† (as of the end of the reporting period)

Total Net Assets	$4,684,149
# of Portfolio Holdings	1,079
Portfolio Turnover Rate	201%
Total Net Advisory Fees Paid During the Reporting Period	$22,011
Footnote	Description
Footnote†	Dollar amounts displayed in 000's

Holdings [Text Block]

Security Type Breakdown (% of Net Asset Value)Footnote Reference*

Asset-Backed Securities	17.0%
Commodities	14.8%
Corporate Bonds & Notes	11.5%
U.S. Government Agencies	11.0%
U.S. Treasury Obligations	3.2%
Sovereign Issues	2.3%
Non-Agency Mortgage-Backed Securities	2.2%
Other Investments	0.0%Footnote Reference^
Short-Term Instruments	51.4%
Affiliated Investments	5.3%
Financial Derivative Instruments	1.5%
Other Assets and Liabilities, Net	(20.2%)
Total	100.0%
Footnote	Description
Footnote^	Rounded value of investments is less than 0.1% of net assets.
Footnote*	% of Net Asset Value includes derivatives instruments, if any, valued at the value used for determining the Fund's net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.

Material Fund Change [Text Block]
C000200462
Shareholder Report [Line Items]
Fund Name	PIMCO CommoditiesPLUS<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 15px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: left; white-space-collapse: preserve-breaks;">®</sup> Strategy Fund
Class Name	I-3
Trading Symbol	PCLNX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the PIMCO CommoditiesPLUS® Strategy Fund (the "Fund") for the period of April 1, 2024 to March 31, 2025 (the "reporting period").
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.pimco.com/literature. You can also request this information by contacting us at 888.87.PIMCO (888.877.4626).
Additional Information Phone Number	888.87.PIMCO (888.877.4626)
Expenses [Text Block]

What were the Fund costs for the reporting period?

(based on a hypothetical $10,000 investment)
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
I-3	$99	0.97%

Expenses Paid, Amount	$ 99
Expense Ratio, Percent	0.97%
Factors Affecting Performance [Text Block]

How did the Fund perform during the reporting period and what affected its performance?

The following affected performance (on a gross basis) during the reporting period:

  Active commodity strategies within the agriculture sector, including underweight exposure to corn, as well as overweight exposure to coffee, contributed to relative performance versus the UBS Prompt Commodity Index Total Return ("Index"), as corn posted negative returns, while coffee posted positive returns.

  Overweight exposure to silver contributed to relative performance versus the Index, as silver posted positive returns.

  Exposure to securitized assets, including collateralized loan obligations, contributed to relative performance versus the Index, as spreads broadly tightened.

  Duration strategies in the U.S., including overweight exposure to the front-end of the curve, contributed to relative performance versus the Index, as front-end U.S. interest rates fell.

  Exposure to California Carbon Allowances ("CCAs") detracted from relative performance versus the Index, as CCAs posted negative returns.

  Overweight exposure to base metals detracted from relative performance versus the Index, as base metals posted positive returns.

  Underweight exposure to natural gas detracted from relative performance versus the Index, as natural gas posted positive returns.

Performance Past Does Not Indicate Future [Text]	Performance quoted represents past performance. Past performance is not a guarantee or a reliable indicator of future results.
Line Graph [Table Text Block]
	I-3	S&P 500 Index	UBS Prompt Commodity Index Total Return
3/31/15	$1,000,000	$1,000,000	$1,000,000
4/30/15	$1,100,978	$1,009,593	$1,103,873
5/31/15	$1,070,372	$1,022,576	$1,074,822
6/30/15	$1,068,583	$1,002,781	$1,077,753
7/31/15	$934,884	$1,023,790	$936,551
8/31/15	$931,988	$962,021	$939,768
9/30/15	$868,761	$938,217	$885,889
10/31/15	$886,893	$1,017,360	$894,412
11/30/15	$816,624	$1,020,385	$818,552
12/31/15	$762,415	$1,004,292	$762,979
1/31/16	$717,229	$954,455	$725,002
2/29/16	$707,284	$953,167	$717,486
3/31/16	$756,500	$1,017,828	$757,514
4/30/16	$838,112	$1,021,774	$836,616
5/31/16	$845,049	$1,040,123	$846,843
6/30/16	$857,722	$1,042,818	$858,601
7/31/16	$805,419	$1,081,265	$799,584
8/31/16	$818,008	$1,082,784	$807,729
9/30/16	$858,806	$1,082,988	$843,465
10/31/16	$853,055	$1,063,233	$830,904
11/30/16	$878,331	$1,102,610	$852,719
12/31/16	$907,824	$1,124,405	$881,252
1/31/17	$916,165	$1,145,730	$880,773
2/28/17	$918,878	$1,191,223	$884,185
3/31/17	$884,202	$1,192,612	$852,160
4/30/17	$862,872	$1,204,860	$829,127
5/31/17	$848,617	$1,221,816	$817,310
6/30/17	$836,859	$1,229,442	$805,369
7/31/17	$882,749	$1,254,723	$845,391
8/31/17	$887,089	$1,258,564	$845,403
9/30/17	$911,461	$1,284,525	$867,222
10/31/17	$948,546	$1,314,500	$899,693
11/30/17	$965,476	$1,354,816	$912,263
12/31/17	$1,004,724	$1,369,880	$948,717
1/31/18	$1,036,744	$1,448,311	$979,501
2/28/18	$1,012,517	$1,394,930	$955,592
3/31/18	$1,037,461	$1,359,480	$974,890
4/30/18	$1,080,793	$1,364,697	$1,017,724
5/31/18	$1,103,411	$1,397,561	$1,038,345
6/30/18	$1,093,540	$1,406,163	$1,031,075
7/31/18	$1,063,070	$1,458,492	$998,642
8/31/18	$1,068,148	$1,506,017	$1,002,617
9/30/18	$1,103,679	$1,514,589	$1,035,015
10/31/18	$1,045,312	$1,411,067	$987,111
11/30/18	$928,576	$1,439,822	$893,278
12/31/18	$879,587	$1,309,819	$840,103
1/31/19	$956,645	$1,414,783	$910,333
2/28/19	$1,005,511	$1,460,209	$946,295
3/31/19	$1,017,817	$1,488,583	$955,689
4/30/19	$1,048,031	$1,548,856	$978,843
5/31/19	$964,944	$1,450,428	$913,193
6/30/19	$1,004,680	$1,552,649	$951,876
7/31/19	$1,006,583	$1,574,964	$950,481
8/31/19	$947,596	$1,550,016	$903,112
9/30/19	$963,897	$1,579,018	$920,803
10/31/19	$981,178	$1,613,219	$937,221
11/30/19	$981,178	$1,671,777	$935,942
12/31/19	$1,049,776	$1,722,235	$998,876
1/31/20	$953,467	$1,721,559	$911,889
2/29/20	$876,419	$1,579,842	$842,933
3/31/20	$632,573	$1,384,711	$637,991
4/30/20	$603,556	$1,562,223	$597,074
5/31/20	$719,624	$1,636,628	$708,827
6/30/20	$761,758	$1,669,176	$747,675
7/31/20	$804,401	$1,763,293	$782,429
8/31/20	$850,921	$1,890,039	$824,720
9/30/20	$821,063	$1,818,224	$796,199
10/31/20	$784,183	$1,769,870	$760,320
11/30/20	$892,882	$1,963,607	$864,721
12/31/20	$953,555	$2,039,105	$918,095
1/31/21	$998,222	$2,018,518	$959,685
2/28/21	$1,105,036	$2,074,179	$1,062,177
3/31/21	$1,084,644	$2,165,019	$1,042,880
4/30/21	$1,172,037	$2,280,563	$1,127,329
5/31/21	$1,207,966	$2,296,491	$1,159,290
6/30/21	$1,260,807	$2,350,103	$1,209,899
7/31/21	$1,281,849	$2,405,929	$1,233,749
8/31/21	$1,266,067	$2,479,083	$1,215,251
9/30/21	$1,323,144	$2,363,781	$1,276,744
10/31/21	$1,395,669	$2,529,392	$1,345,440
11/30/21	$1,268,308	$2,511,866	$1,221,538
12/31/21	$1,371,030	$2,624,438	$1,315,853
1/31/22	$1,498,403	$2,488,631	$1,448,176
2/28/22	$1,604,547	$2,414,118	$1,560,016
3/31/22	$1,753,188	$2,503,753	$1,704,321
4/30/22	$1,820,397	$2,285,421	$1,769,459
5/31/22	$1,893,366	$2,289,614	$1,838,298
6/30/22	$1,739,648	$2,100,621	$1,698,572
7/31/22	$1,750,102	$2,294,307	$1,701,820
8/31/22	$1,704,102	$2,200,741	$1,662,348
9/30/22	$1,580,630	$1,998,056	$1,556,755
10/31/22	$1,655,789	$2,159,821	$1,627,524
11/30/22	$1,678,565	$2,280,521	$1,651,058
12/31/22	$1,686,253	$2,149,130	$1,651,124
1/31/23	$1,711,234	$2,284,168	$1,663,664
2/28/23	$1,653,777	$2,228,437	$1,599,917
3/31/23	$1,641,493	$2,310,252	$1,588,110
4/30/23	$1,638,960	$2,346,311	$1,581,811
5/31/23	$1,532,567	$2,356,510	$1,479,141
6/30/23	$1,593,363	$2,512,217	$1,533,521
7/31/23	$1,750,420	$2,592,922	$1,683,176
8/31/23	$1,755,486	$2,551,639	$1,684,968
9/30/23	$1,784,089	$2,429,982	$1,721,668
10/31/23	$1,738,343	$2,378,888	$1,677,506
11/30/23	$1,705,304	$2,596,140	$1,636,490
12/31/23	$1,671,462	$2,714,085	$1,599,203
1/31/24	$1,715,447	$2,759,693	$1,639,802
2/29/24	$1,723,210	$2,907,048	$1,648,587
3/31/24	$1,808,274	$3,000,582	$1,735,565
4/30/24	$1,839,406	$2,878,024	$1,771,963
5/31/24	$1,831,623	$3,020,730	$1,760,799
6/30/24	$1,835,284	$3,129,120	$1,764,777
7/31/24	$1,768,980	$3,167,209	$1,699,553
8/31/24	$1,747,763	$3,244,035	$1,679,375
9/30/24	$1,766,682	$3,313,318	$1,697,916
10/31/24	$1,763,960	$3,283,271	$1,696,007
11/30/24	$1,766,682	$3,476,003	$1,702,287
12/31/24	$1,811,133	$3,393,141	$1,743,837
1/31/25	$1,864,073	$3,487,632	$1,800,531
2/28/25	$1,838,996	$3,442,124	$1,775,866
3/31/25	$1,885,595	$3,248,180	$1,826,777

Average Annual Return [Table Text Block]
Class/Index Name	1 Year	5 Years	10 Years
I-3	4.28%	24.41%	6.55%
S&P 500 Index	8.25%	18.59%	12.50%
UBS Prompt Commodity Index Total Return	5.26%	23.42%	6.21%

No Deduction of Taxes [Text Block]	Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
Performance Table Market Index Changed [Text Block]	Differences in the Fund’s performance versus an index and related attribution information with respect to particular categories of securities or individual positions may be attributable, in part, to differences in the pricing methodologies used by the Fund and the index.
Updated Performance Information Location [Text Block]	For performance current to the most recent month-end, visit www.pimco.com/literature or via 888.87.PIMCO (888.877.4626).
AssetsNet	$ 4,684,149,000
Holdings Count | Holding	1,079
Advisory Fees Paid, Amount	$ 22,011,000
InvestmentCompanyPortfolioTurnover	201.00%
Additional Fund Statistics [Text Block]

Key Fund StatisticsFootnote Reference† (as of the end of the reporting period)

Total Net Assets	$4,684,149
# of Portfolio Holdings	1,079
Portfolio Turnover Rate	201%
Total Net Advisory Fees Paid During the Reporting Period	$22,011
Footnote	Description
Footnote†	Dollar amounts displayed in 000's

Holdings [Text Block]

Security Type Breakdown (% of Net Asset Value)Footnote Reference*

Asset-Backed Securities	17.0%
Commodities	14.8%
Corporate Bonds & Notes	11.5%
U.S. Government Agencies	11.0%
U.S. Treasury Obligations	3.2%
Sovereign Issues	2.3%
Non-Agency Mortgage-Backed Securities	2.2%
Other Investments	0.0%Footnote Reference^
Short-Term Instruments	51.4%
Affiliated Investments	5.3%
Financial Derivative Instruments	1.5%
Other Assets and Liabilities, Net	(20.2%)
Total	100.0%
Footnote	Description
Footnote^	Rounded value of investments is less than 0.1% of net assets.
Footnote*	% of Net Asset Value includes derivatives instruments, if any, valued at the value used for determining the Fund's net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.

Material Fund Change [Text Block]
C000088655
Shareholder Report [Line Items]
Fund Name	PIMCO CommoditiesPLUS<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 15px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: left; white-space-collapse: preserve-breaks;">®</sup> Strategy Fund
Class Name	Institutional Class
Trading Symbol	PCLIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the PIMCO CommoditiesPLUS® Strategy Fund (the "Fund") for the period of April 1, 2024 to March 31, 2025 (the "reporting period").
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.pimco.com/literature. You can also request this information by contacting us at 888.87.PIMCO (888.877.4626).
Additional Information Phone Number	888.87.PIMCO (888.877.4626)
Expenses [Text Block]

What were the Fund costs for the reporting period?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Class	$84	0.82%

Expenses Paid, Amount	$ 84
Expense Ratio, Percent	0.82%
Factors Affecting Performance [Text Block]

How did the Fund perform during the reporting period and what affected its performance?

The following affected performance (on a gross basis) during the reporting period:

  Active commodity strategies within the agriculture sector, including underweight exposure to corn, as well as overweight exposure to coffee, contributed to relative performance versus the UBS Prompt Commodity Index Total Return ("Index"), as corn posted negative returns, while coffee posted positive returns.

  Overweight exposure to silver contributed to relative performance versus the Index, as silver posted positive returns.

  Exposure to securitized assets, including collateralized loan obligations, contributed to relative performance versus the Index, as spreads broadly tightened.

  Duration strategies in the U.S., including overweight exposure to the front-end of the curve, contributed to relative performance versus the Index, as front-end U.S. interest rates fell.

  Exposure to California Carbon Allowances ("CCAs") detracted from relative performance versus the Index, as CCAs posted negative returns.

  Overweight exposure to base metals detracted from relative performance versus the Index, as base metals posted positive returns.

  Underweight exposure to natural gas detracted from relative performance versus the Index, as natural gas posted positive returns.

Performance Past Does Not Indicate Future [Text]	Performance quoted represents past performance. Past performance is not a guarantee or a reliable indicator of future results.
Line Graph [Table Text Block]
	Institutional Class	S&P 500 Index	UBS Prompt Commodity Index Total Return
3/31/15	$1,000,000	$1,000,000	$1,000,000
4/30/15	$1,101,108	$1,009,593	$1,103,873
5/31/15	$1,070,637	$1,022,576	$1,074,822
6/30/15	$1,068,979	$1,002,781	$1,077,753
7/31/15	$935,357	$1,023,790	$936,551
8/31/15	$932,573	$962,021	$939,768
9/30/15	$869,415	$938,217	$885,889
10/31/15	$887,674	$1,017,360	$894,412
11/30/15	$817,447	$1,020,385	$818,552
12/31/15	$763,282	$1,004,292	$762,979
1/31/16	$718,134	$954,455	$725,002
2/29/16	$708,258	$953,167	$717,486
3/31/16	$757,638	$1,017,828	$757,514
4/30/16	$839,469	$1,021,774	$836,616
5/31/16	$846,523	$1,040,123	$846,843
6/30/16	$859,324	$1,042,818	$858,601
7/31/16	$807,029	$1,081,265	$799,584
8/31/16	$819,749	$1,082,784	$807,729
9/30/16	$860,737	$1,082,988	$843,465
10/31/16	$855,083	$1,063,233	$830,904
11/30/16	$880,524	$1,102,610	$852,719
12/31/16	$910,205	$1,124,405	$881,252
1/31/17	$918,685	$1,145,730	$880,773
2/28/17	$921,511	$1,191,223	$884,185
3/31/17	$886,848	$1,192,612	$852,160
4/30/17	$865,564	$1,204,860	$829,127
5/31/17	$851,374	$1,221,816	$817,310
6/30/17	$839,680	$1,229,442	$805,369
7/31/17	$885,832	$1,254,723	$845,391
8/31/17	$890,299	$1,258,564	$845,403
9/30/17	$914,870	$1,284,525	$867,222
10/31/17	$952,212	$1,314,500	$899,693
11/30/17	$969,327	$1,354,816	$912,263
12/31/17	$1,008,856	$1,369,880	$948,717
1/31/18	$1,041,139	$1,448,311	$979,501
2/28/18	$1,016,926	$1,394,930	$955,592
3/31/18	$1,042,109	$1,359,480	$974,890
4/30/18	$1,085,732	$1,364,697	$1,017,724
5/31/18	$1,108,351	$1,397,561	$1,038,345
6/30/18	$1,101,304	$1,406,163	$1,031,075
7/31/18	$1,069,162	$1,458,492	$998,642
8/31/18	$1,074,237	$1,506,017	$1,002,617
9/30/18	$1,109,761	$1,514,589	$1,035,015
10/31/18	$1,051,446	$1,411,067	$987,111
11/30/18	$933,048	$1,439,822	$893,278
12/31/18	$886,423	$1,309,819	$840,103
1/31/19	$961,544	$1,414,783	$910,333
2/28/19	$1,012,250	$1,460,209	$946,295
3/31/19	$1,024,910	$1,488,583	$955,689
4/30/19	$1,055,110	$1,548,856	$978,843
5/31/19	$972,060	$1,450,428	$913,193
6/30/19	$1,010,197	$1,552,649	$951,876
7/31/19	$1,014,002	$1,574,964	$950,481
8/31/19	$955,026	$1,550,016	$903,112
9/30/19	$969,797	$1,579,018	$920,803
10/31/19	$989,001	$1,613,219	$937,221
11/30/19	$989,001	$1,671,777	$935,942
12/31/19	$1,058,010	$1,722,235	$998,876
1/31/20	$961,652	$1,721,559	$911,889
2/29/20	$884,566	$1,579,842	$842,933
3/31/20	$637,023	$1,384,711	$637,991
4/30/20	$609,916	$1,562,223	$597,074
5/31/20	$726,090	$1,636,628	$708,827
6/30/20	$768,395	$1,669,176	$747,675
7/31/20	$811,084	$1,763,293	$782,429
8/31/20	$857,653	$1,890,039	$824,720
9/30/20	$828,139	$1,818,224	$796,199
10/31/20	$791,203	$1,769,870	$760,320
11/30/20	$902,010	$1,963,607	$864,721
12/31/20	$961,233	$2,039,105	$918,095
1/31/21	$1,005,987	$2,018,518	$959,685
2/28/21	$1,114,952	$2,074,179	$1,062,177
3/31/21	$1,095,494	$2,165,019	$1,042,880
4/30/21	$1,184,029	$2,280,563	$1,127,329
5/31/21	$1,220,027	$2,296,491	$1,159,290
6/30/21	$1,272,827	$2,350,103	$1,209,899
7/31/21	$1,293,779	$2,405,929	$1,233,749
8/31/21	$1,278,065	$2,479,083	$1,215,251
9/30/21	$1,336,146	$2,363,781	$1,276,744
10/31/21	$1,408,417	$2,529,392	$1,345,440
11/30/21	$1,281,501	$2,511,866	$1,221,538
12/31/21	$1,384,497	$2,624,438	$1,315,853
1/31/22	$1,515,010	$2,488,631	$1,448,176
2/28/22	$1,622,595	$2,414,118	$1,560,016
3/31/22	$1,772,878	$2,503,753	$1,704,321
4/30/22	$1,839,815	$2,285,421	$1,769,459
5/31/22	$1,914,402	$2,289,614	$1,838,298
6/30/22	$1,757,821	$2,100,621	$1,698,572
7/31/22	$1,770,303	$2,294,307	$1,701,820
8/31/22	$1,724,537	$2,200,741	$1,662,348
9/30/22	$1,598,506	$1,998,056	$1,556,755
10/31/22	$1,675,488	$2,159,821	$1,627,524
11/30/22	$1,698,130	$2,280,521	$1,651,058
12/31/22	$1,707,196	$2,149,130	$1,651,124
1/31/23	$1,732,010	$2,284,168	$1,663,664
2/28/23	$1,674,938	$2,228,437	$1,599,917
3/31/23	$1,660,818	$2,310,252	$1,588,110
4/30/23	$1,658,301	$2,346,311	$1,581,811
5/31/23	$1,552,613	$2,356,510	$1,479,141
6/30/23	$1,615,523	$2,512,217	$1,533,521
7/31/23	$1,774,055	$2,592,922	$1,683,176
8/31/23	$1,779,088	$2,551,639	$1,684,968
9/30/23	$1,808,498	$2,429,982	$1,721,668
10/31/23	$1,760,507	$2,378,888	$1,677,506
11/30/23	$1,727,672	$2,596,140	$1,636,490
12/31/23	$1,694,359	$2,714,085	$1,599,203
1/31/24	$1,738,068	$2,759,693	$1,639,802
2/29/24	$1,745,781	$2,907,048	$1,648,587
3/31/24	$1,833,352	$3,000,582	$1,735,565
4/30/24	$1,864,295	$2,878,024	$1,771,963
5/31/24	$1,856,559	$3,020,730	$1,760,799
6/30/24	$1,860,705	$3,129,120	$1,764,777
7/31/24	$1,794,816	$3,167,209	$1,699,553
8/31/24	$1,771,096	$3,244,035	$1,679,375
9/30/24	$1,793,261	$3,313,318	$1,697,916
10/31/24	$1,790,556	$3,283,271	$1,696,007
11/30/24	$1,793,261	$3,476,003	$1,702,287
12/31/24	$1,838,027	$3,393,141	$1,743,837
1/31/25	$1,893,389	$3,487,632	$1,800,531
2/28/25	$1,865,708	$3,442,124	$1,775,866
3/31/25	$1,915,285	$3,248,180	$1,826,777

Average Annual Return [Table Text Block]
Class/Index Name	1 Year	5 Years	10 Years
Institutional Class	4.47%	24.63%	6.71%
S&P 500 Index	8.25%	18.59%	12.50%
UBS Prompt Commodity Index Total Return	5.26%	23.42%	6.21%

No Deduction of Taxes [Text Block]	Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
Performance Table Market Index Changed [Text Block]	Differences in the Fund’s performance versus an index and related attribution information with respect to particular categories of securities or individual positions may be attributable, in part, to differences in the pricing methodologies used by the Fund and the index.
Updated Performance Information Location [Text Block]	For performance current to the most recent month-end, visit www.pimco.com/literature or via 888.87.PIMCO (888.877.4626).
AssetsNet	$ 4,684,149,000
Holdings Count | Holding	1,079
Advisory Fees Paid, Amount	$ 22,011,000
InvestmentCompanyPortfolioTurnover	201.00%
Additional Fund Statistics [Text Block]

Key Fund StatisticsFootnote Reference† (as of the end of the reporting period)

Total Net Assets	$4,684,149
# of Portfolio Holdings	1,079
Portfolio Turnover Rate	201%
Total Net Advisory Fees Paid During the Reporting Period	$22,011
Footnote	Description
Footnote†	Dollar amounts displayed in 000's

Holdings [Text Block]

Security Type Breakdown (% of Net Asset Value)Footnote Reference*

Asset-Backed Securities	17.0%
Commodities	14.8%
Corporate Bonds & Notes	11.5%
U.S. Government Agencies	11.0%
U.S. Treasury Obligations	3.2%
Sovereign Issues	2.3%
Non-Agency Mortgage-Backed Securities	2.2%
Other Investments	0.0%Footnote Reference^
Short-Term Instruments	51.4%
Affiliated Investments	5.3%
Financial Derivative Instruments	1.5%
Other Assets and Liabilities, Net	(20.2%)
Total	100.0%
Footnote	Description
Footnote^	Rounded value of investments is less than 0.1% of net assets.
Footnote*	% of Net Asset Value includes derivatives instruments, if any, valued at the value used for determining the Fund's net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.

Material Fund Change [Text Block]
C000088654
Shareholder Report [Line Items]
Fund Name	PIMCO CommoditiesPLUS<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 15px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: left; white-space-collapse: preserve-breaks;">®</sup> Strategy Fund
Class Name	I-2
Trading Symbol	PCLPX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the PIMCO CommoditiesPLUS® Strategy Fund (the "Fund") for the period of April 1, 2024 to March 31, 2025 (the "reporting period").
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.pimco.com/literature. You can also request this information by contacting us at 888.87.PIMCO (888.877.4626).
Additional Information Phone Number	888.87.PIMCO (888.877.4626)
Expenses [Text Block]

What were the Fund costs for the reporting period?

(based on a hypothetical $10,000 investment)
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
I-2	$94	0.92%

Expenses Paid, Amount	$ 94
Expense Ratio, Percent	0.92%
Factors Affecting Performance [Text Block]

How did the Fund perform during the reporting period and what affected its performance?

The following affected performance (on a gross basis) during the reporting period:

  Active commodity strategies within the agriculture sector, including underweight exposure to corn, as well as overweight exposure to coffee, contributed to relative performance versus the UBS Prompt Commodity Index Total Return ("Index"), as corn posted negative returns, while coffee posted positive returns.

  Overweight exposure to silver contributed to relative performance versus the Index, as silver posted positive returns.

  Exposure to securitized assets, including collateralized loan obligations, contributed to relative performance versus the Index, as spreads broadly tightened.

  Duration strategies in the U.S., including overweight exposure to the front-end of the curve, contributed to relative performance versus the Index, as front-end U.S. interest rates fell.

  Exposure to California Carbon Allowances ("CCAs") detracted from relative performance versus the Index, as CCAs posted negative returns.

  Overweight exposure to base metals detracted from relative performance versus the Index, as base metals posted positive returns.

  Underweight exposure to natural gas detracted from relative performance versus the Index, as natural gas posted positive returns.

Performance Past Does Not Indicate Future [Text]	Performance quoted represents past performance. Past performance is not a guarantee or a reliable indicator of future results.
Line Graph [Table Text Block]
	I-2	S&P 500 Index	UBS Prompt Commodity Index Total Return
3/31/15	$1,000,000	$1,000,000	$1,000,000
4/30/15	$1,101,671	$1,009,593	$1,103,873
5/31/15	$1,069,638	$1,022,576	$1,074,822
6/30/15	$1,069,184	$1,002,781	$1,077,753
7/31/15	$936,236	$1,023,790	$936,551
8/31/15	$932,037	$962,021	$939,768
9/30/15	$869,681	$938,217	$885,889
10/31/15	$888,035	$1,017,360	$894,412
11/30/15	$816,032	$1,020,385	$818,552
12/31/15	$762,559	$1,004,292	$762,979
1/31/16	$718,701	$954,455	$725,002
2/29/16	$707,383	$953,167	$717,486
3/31/16	$756,900	$1,017,828	$757,514
4/30/16	$837,541	$1,021,774	$836,616
5/31/16	$846,030	$1,040,123	$846,843
6/30/16	$858,726	$1,042,818	$858,601
7/31/16	$806,295	$1,081,265	$799,584
8/31/16	$819,049	$1,082,784	$807,729
9/30/16	$858,726	$1,082,988	$843,465
10/31/16	$854,475	$1,063,233	$830,904
11/30/16	$879,981	$1,102,610	$852,719
12/31/16	$909,739	$1,124,405	$881,252
1/31/17	$916,824	$1,145,730	$880,773
2/28/17	$919,659	$1,191,223	$884,185
3/31/17	$885,503	$1,192,612	$852,160
4/30/17	$864,182	$1,204,860	$829,127
5/31/17	$849,969	$1,221,816	$817,310
6/30/17	$838,071	$1,229,442	$805,369
7/31/17	$884,300	$1,254,723	$845,391
8/31/17	$887,282	$1,258,564	$845,403
9/30/17	$913,123	$1,284,525	$867,222
10/31/17	$950,521	$1,314,500	$899,693
11/30/17	$966,103	$1,354,816	$912,263
12/31/17	$1,005,449	$1,369,880	$948,717
1/31/18	$1,039,395	$1,448,311	$979,501
2/28/18	$1,013,531	$1,394,930	$955,592
3/31/18	$1,038,730	$1,359,480	$974,890
4/30/18	$1,082,415	$1,364,697	$1,017,724
5/31/18	$1,105,066	$1,397,561	$1,038,345
6/30/18	$1,097,910	$1,406,163	$1,031,075
7/31/18	$1,065,718	$1,458,492	$998,642
8/31/18	$1,070,801	$1,506,017	$1,002,617
9/30/18	$1,107,789	$1,514,589	$1,035,015
10/31/18	$1,049,392	$1,411,067	$987,111
11/30/18	$930,826	$1,439,822	$893,278
12/31/18	$882,059	$1,309,819	$840,103
1/31/19	$959,168	$1,414,783	$910,333
2/28/19	$1,008,067	$1,460,209	$946,295
3/31/19	$1,020,587	$1,488,583	$955,689
4/30/19	$1,050,826	$1,548,856	$978,843
5/31/19	$967,667	$1,450,428	$913,193
6/30/19	$1,007,560	$1,552,649	$951,876
7/31/19	$1,009,465	$1,574,964	$950,481
8/31/19	$950,420	$1,550,016	$903,112
9/30/19	$966,889	$1,579,018	$920,803
10/31/19	$984,190	$1,613,219	$937,221
11/30/19	$984,190	$1,671,777	$935,942
12/31/19	$1,053,021	$1,722,235	$998,876
1/31/20	$956,590	$1,721,559	$911,889
2/29/20	$879,446	$1,579,842	$842,933
3/31/20	$633,406	$1,384,711	$637,991
4/30/20	$606,287	$1,562,223	$597,074
5/31/20	$722,509	$1,636,628	$708,827
6/30/20	$764,776	$1,669,176	$747,675
7/31/20	$807,480	$1,763,293	$782,429
8/31/20	$852,124	$1,890,039	$824,720
9/30/20	$822,378	$1,818,224	$796,199
10/31/20	$787,383	$1,769,870	$760,320
11/30/20	$896,256	$1,963,607	$864,721
12/31/20	$957,323	$2,039,105	$918,095
1/31/21	$1,002,076	$2,018,518	$959,685
2/28/21	$1,109,094	$2,074,179	$1,062,177
3/31/21	$1,088,663	$2,165,019	$1,042,880
4/30/21	$1,176,223	$2,280,563	$1,127,329
5/31/21	$1,212,220	$2,296,491	$1,159,290
6/30/21	$1,265,133	$2,350,103	$1,209,899
7/31/21	$1,286,189	$2,405,929	$1,233,749
8/31/21	$1,270,397	$2,479,083	$1,215,251
9/30/21	$1,328,276	$2,363,781	$1,276,744
10/31/21	$1,399,118	$2,529,392	$1,345,440
11/30/21	$1,273,374	$2,511,866	$1,221,538
12/31/21	$1,376,507	$2,624,438	$1,315,853
1/31/22	$1,504,060	$2,488,631	$1,448,176
2/28/22	$1,610,354	$2,414,118	$1,560,016
3/31/22	$1,759,094	$2,503,753	$1,704,321
4/30/22	$1,826,382	$2,285,421	$1,769,459
5/31/22	$1,901,360	$2,289,614	$1,838,298
6/30/22	$1,745,748	$2,100,621	$1,698,572
7/31/22	$1,756,214	$2,294,307	$1,701,820
8/31/22	$1,710,163	$2,200,741	$1,662,348
9/30/22	$1,586,879	$1,998,056	$1,556,755
10/31/22	$1,662,119	$2,159,821	$1,627,524
11/30/22	$1,687,199	$2,280,521	$1,651,058
12/31/22	$1,693,165	$2,149,130	$1,651,124
1/31/23	$1,718,175	$2,284,168	$1,663,664
2/28/23	$1,660,653	$2,228,437	$1,599,917
3/31/23	$1,648,574	$2,310,252	$1,588,110
4/30/23	$1,646,038	$2,346,311	$1,581,811
5/31/23	$1,539,514	$2,356,510	$1,479,141
6/30/23	$1,600,385	$2,512,217	$1,533,521
7/31/23	$1,760,170	$2,592,922	$1,683,176
8/31/23	$1,762,706	$2,551,639	$1,684,968
9/30/23	$1,794,214	$2,429,982	$1,721,668
10/31/23	$1,745,859	$2,378,888	$1,677,506
11/30/23	$1,712,774	$2,596,140	$1,636,490
12/31/23	$1,678,737	$2,714,085	$1,599,203
1/31/24	$1,722,778	$2,759,693	$1,639,802
2/29/24	$1,730,550	$2,907,048	$1,648,587
3/31/24	$1,818,458	$3,000,582	$1,735,565
4/30/24	$1,847,034	$2,878,024	$1,771,963
5/31/24	$1,839,241	$3,020,730	$1,760,799
6/30/24	$1,843,059	$3,129,120	$1,764,777
7/31/24	$1,779,322	$3,167,209	$1,699,553
8/31/24	$1,755,421	$3,244,035	$1,679,375
9/30/24	$1,777,372	$3,313,318	$1,697,916
10/31/24	$1,774,646	$3,283,271	$1,696,007
11/30/24	$1,774,646	$3,476,003	$1,702,287
12/31/24	$1,819,324	$3,393,141	$1,743,837
1/31/25	$1,872,341	$3,487,632	$1,800,531
2/28/25	$1,847,228	$3,442,124	$1,775,866
3/31/25	$1,896,862	$3,248,180	$1,826,777

Average Annual Return [Table Text Block]
Class/Index Name	1 Year	5 Years	10 Years
I-2	4.31%	24.53%	6.61%
S&P 500 Index	8.25%	18.59%	12.50%
UBS Prompt Commodity Index Total Return	5.26%	23.42%	6.21%

No Deduction of Taxes [Text Block]	Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
Performance Table Market Index Changed [Text Block]	Differences in the Fund’s performance versus an index and related attribution information with respect to particular categories of securities or individual positions may be attributable, in part, to differences in the pricing methodologies used by the Fund and the index.
Updated Performance Information Location [Text Block]	For performance current to the most recent month-end, visit www.pimco.com/literature or via 888.87.PIMCO (888.877.4626).
AssetsNet	$ 4,684,149,000
Holdings Count | Holding	1,079
Advisory Fees Paid, Amount	$ 22,011,000
InvestmentCompanyPortfolioTurnover	201.00%
Additional Fund Statistics [Text Block]

Key Fund StatisticsFootnote Reference† (as of the end of the reporting period)

Total Net Assets	$4,684,149
# of Portfolio Holdings	1,079
Portfolio Turnover Rate	201%
Total Net Advisory Fees Paid During the Reporting Period	$22,011
Footnote	Description
Footnote†	Dollar amounts displayed in 000's

Holdings [Text Block]

Security Type Breakdown (% of Net Asset Value)Footnote Reference*

Asset-Backed Securities	17.0%
Commodities	14.8%
Corporate Bonds & Notes	11.5%
U.S. Government Agencies	11.0%
U.S. Treasury Obligations	3.2%
Sovereign Issues	2.3%
Non-Agency Mortgage-Backed Securities	2.2%
Other Investments	0.0%Footnote Reference^
Short-Term Instruments	51.4%
Affiliated Investments	5.3%
Financial Derivative Instruments	1.5%
Other Assets and Liabilities, Net	(20.2%)
Total	100.0%
Footnote	Description
Footnote^	Rounded value of investments is less than 0.1% of net assets.
Footnote*	% of Net Asset Value includes derivatives instruments, if any, valued at the value used for determining the Fund's net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.

Material Fund Change [Text Block]
C000026652
Shareholder Report [Line Items]
Fund Name	PIMCO CommodityRealReturn Strategy Fund<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 15px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: left; white-space-collapse: preserve-breaks;">®</sup>
Class Name	Class A
Trading Symbol	PCRAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the PIMCO CommodityRealReturn Strategy Fund® (the "Fund") for the period of April 1, 2024 to March 31, 2025 (the "reporting period").
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.pimco.com/literature. You can also request this information by contacting us at 888.87.PIMCO (888.877.4626).
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	888.87.PIMCO (888.877.4626)
Expenses [Text Block]

What were the Fund costs for the reporting period?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$144	1.35%

Expenses Paid, Amount	$ 144
Expense Ratio, Percent	1.35%
Factors Affecting Performance [Text Block]

How did the Fund perform during the reporting period and what affected its performance?

The following affected performance (on a gross basis) during the reporting period:

  The structural allocation to short-term U.S. Treasury inflation-protected securities ("TIPS”), contributed to relative performance versus the Bloomberg Commodity Index Total Return ("Index"), as short-term TIPS underperformed 3-month Treasury Bills.

  Eurozone interest rate strategies, including short exposure to duration and exposure to swap spreads, contributed to relative performance versus the Index, as eurozone rates rose, while swaps spreads tightened.

  Positioning within the agriculture sector, including an underweight exposure to corn, contributed to relative performance versus the Index, as corn posted negative returns.

  Exposure to U.S. non-agency residential mortgage-backed securities and collateralized loan obligations contributed to relative performance versus the Index, as spreads broadly tightened across these sectors.

  Exposure to California Carbon Allowances ("CCAs") detracted from relative performance versus the Index, as CCAs posted negative returns.

  Positioning within the energy sector, including an underweight exposure to natural gas, detracted from relative performance versus the Index, as natural gas posted positive returns.

  There were no other material detractors for this Fund.

Performance Past Does Not Indicate Future [Text]	Performance quoted represents past performance. Past performance is not a guarantee or a reliable indicator of future results.
Line Graph [Table Text Block]
	Class A (including sales charge)	S&P 500 Index	Bloomberg Commodity Index Total Return
3/31/15	$9,456	$10,000	$10,000
4/30/15	$5,011	$10,096	$10,573
5/31/15	$19,456	$10,226	$10,288
6/30/15	$9,883	$10,028	$10,466
7/31/15	$8,826	$10,238	$9,354
8/31/15	$8,642	$9,620	$9,269
9/30/15	$8,276	$9,382	$8,952
10/31/15	$8,276	$10,174	$8,912
11/30/15	$7,643	$10,204	$8,265
12/31/15	$7,375	$10,043	$8,010
1/31/16	$7,256	$9,545	$7,876
2/29/16	$7,077	$9,532	$7,748
3/31/16	$7,495	$10,178	$8,044
4/30/16	$8,151	$10,218	$8,728
5/31/16	$8,092	$10,401	$8,712
6/30/16	$8,503	$10,428	$9,072
7/31/16	$8,084	$10,813	$8,608
8/31/16	$7,929	$10,828	$8,456
9/30/16	$8,234	$10,830	$8,721
10/31/16	$8,186	$10,632	$8,679
11/30/16	$8,246	$11,026	$8,794
12/31/16	$8,418	$11,244	$8,953
1/31/17	$8,478	$11,457	$8,965
2/28/17	$8,490	$11,912	$8,984
3/31/17	$8,272	$11,926	$8,745
4/30/17	$8,139	$12,049	$8,613
5/31/17	$8,006	$12,218	$8,499
6/30/17	$7,937	$12,294	$8,482
7/31/17	$8,149	$12,547	$8,674
8/31/17	$8,198	$12,586	$8,709
9/30/17	$8,178	$12,845	$8,696
10/31/17	$8,382	$13,145	$8,882
11/30/17	$8,331	$13,548	$8,841
12/31/17	$8,615	$13,699	$9,105
1/31/18	$8,771	$14,483	$9,286
2/28/18	$8,576	$13,949	$9,126
3/31/18	$8,576	$13,595	$9,069
4/30/18	$8,784	$13,647	$9,303
5/31/18	$8,901	$13,976	$9,435
6/30/18	$8,605	$14,062	$9,105
7/31/18	$8,393	$14,585	$8,911
8/31/18	$8,260	$15,060	$8,753
9/30/18	$8,405	$15,146	$8,921
10/31/18	$8,108	$14,111	$8,728
11/30/18	$7,920	$14,398	$8,679
12/31/18	$7,388	$13,098	$8,081
1/31/19	$7,881	$14,148	$8,522
2/28/19	$8,018	$14,602	$8,608
3/31/19	$8,064	$14,886	$8,593
4/30/19	$8,091	$15,489	$8,556
5/31/19	$7,762	$14,504	$8,268
6/30/19	$8,025	$15,526	$8,490
7/31/19	$7,955	$15,750	$8,433
8/31/19	$7,732	$15,500	$8,238
9/30/19	$7,771	$15,790	$8,335
10/31/19	$7,955	$16,132	$8,503
11/30/19	$7,771	$16,718	$8,285
12/31/19	$8,257	$17,222	$8,703
1/31/20	$7,631	$17,216	$8,063
2/29/20	$7,233	$15,798	$7,656
3/31/20	$5,900	$13,847	$6,676
4/30/20	$5,986	$15,622	$6,573
5/31/20	$6,371	$16,366	$6,858
6/30/20	$6,608	$16,692	$7,015
7/31/20	$7,066	$17,633	$7,415
8/31/20	$7,640	$18,900	$7,917
9/30/20	$7,365	$18,182	$7,651
10/31/20	$7,437	$17,699	$7,759
11/30/20	$7,782	$19,636	$8,032
12/31/20	$8,291	$20,391	$8,431
1/31/21	$8,579	$20,185	$8,653
2/28/21	$9,142	$20,742	$9,212
3/31/21	$8,997	$21,650	$9,015
4/30/21	$9,805	$22,806	$9,762
5/31/21	$10,165	$22,965	$10,028
6/30/21	$10,327	$23,501	$10,214
7/31/21	$10,626	$24,059	$10,402
8/31/21	$10,573	$24,791	$10,371
9/30/21	$11,055	$23,638	$10,887
10/31/21	$11,378	$25,294	$11,168
11/30/21	$10,535	$25,119	$10,352
12/31/21	$11,010	$26,244	$10,717
1/31/22	$11,838	$24,886	$11,658
2/28/22	$12,648	$24,141	$12,384
3/31/22	$13,674	$25,038	$13,455
4/30/22	$14,211	$22,854	$14,012
5/31/22	$14,461	$22,896	$14,225
6/30/22	$12,628	$21,006	$12,693
7/31/22	$13,407	$22,943	$13,234
8/31/22	$13,112	$22,007	$13,245
9/30/22	$11,548	$19,981	$12,171
10/31/22	$11,924	$21,598	$12,414
11/30/22	$12,252	$22,805	$12,754
12/31/22	$11,940	$21,491	$12,441
1/31/23	$11,914	$22,842	$12,380
2/28/23	$11,322	$22,284	$11,799
3/31/23	$11,422	$23,103	$11,774
4/30/23	$11,332	$23,463	$11,686
5/31/23	$10,540	$23,565	$11,027
6/30/23	$10,900	$25,122	$11,473
7/31/23	$11,638	$25,929	$12,190
8/31/23	$11,521	$25,516	$12,097
9/30/23	$11,377	$24,300	$12,013
10/31/23	$11,359	$23,789	$12,045
11/30/23	$11,215	$25,961	$11,774
12/31/23	$10,999	$27,141	$11,457
1/31/24	$11,071	$27,597	$11,503
2/29/24	$10,846	$29,070	$11,333
3/31/24	$11,243	$30,006	$11,708
4/30/24	$11,416	$28,780	$12,023
5/31/24	$11,651	$30,207	$12,234
6/30/24	$11,499	$31,291	$12,046
7/31/24	$11,124	$31,672	$11,560
8/31/24	$11,115	$32,440	$11,566
9/30/24	$11,699	$33,133	$12,128
10/31/24	$11,385	$32,833	$11,903
11/30/24	$11,413	$34,760	$11,952
12/31/24	$11,463	$33,931	$12,073
1/31/25	$11,945	$34,876	$12,551
2/28/25	$12,130	$34,421	$12,649
3/31/25	$12,683	$32,482	$13,146

Average Annual Return [Table Text Block]
Class/Index Name	1 Year	5 Years	10 Years
Class A (excluding sales charge)	12.81%	16.54%	2.98%
Class A (including sales charge)	6.62%	15.23%	2.41%
S&P 500 Index	8.25%	18.59%	12.50%
Bloomberg Commodity Index Total Return	12.28%	14.51%	2.77%

No Deduction of Taxes [Text Block]	Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
Performance Table Market Index Changed [Text Block]	Differences in the Fund’s performance versus an index and related attribution information with respect to particular categories of securities or individual positions may be attributable, in part, to differences in the pricing methodologies used by the Fund and the index.
Updated Performance Information Location [Text Block]	For performance current to the most recent month-end, visit www.pimco.com/literature or via 888.87.PIMCO (888.877.4626).
AssetsNet	$ 3,745,951,000
Holdings Count | Holding	1,303
Advisory Fees Paid, Amount	$ 19,836,000
InvestmentCompanyPortfolioTurnover	268.00%
Additional Fund Statistics [Text Block]

Key Fund StatisticsFootnote Reference† (as of the end of the reporting period)

Total Net Assets	$3,745,951
# of Portfolio Holdings	1,303
Portfolio Turnover Rate	268%
Total Net Advisory Fees Paid During the Reporting Period	$19,836
Footnote	Description
Footnote†	Dollar amounts displayed in 000's

Holdings [Text Block]

Security Type Breakdown (% of Net Asset Value)Footnote Reference*

U.S. Treasury Obligations	76.2%
U.S. Government Agencies	13.8%
Sovereign Issues	10.9%
Asset-Backed Securities	9.4%
Non-Agency Mortgage-Backed Securities	1.2%
Corporate Bonds & Notes	0.2%
Preferred Securities	0.1%
Short-Term Instruments	12.0%
Affiliated Investments	8.1%
Financial Derivative Instruments	1.4%
Other Assets and Liabilities, Net	(33.3%)
Total	100.0%
Footnote	Description
Footnote*	% of Net Asset Value includes derivatives instruments, if any, valued at the value used for determining the Fund's net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes and planned changes of the Fund since the beginning of the reporting period. For more information, you may refer to the Fund's next prospectus, which we expect to be available by July 31, 2025 or upon request at 888.87.PIMCO (888.877.4626).

Changes to Total Annual Fund Operating Expenses. Annual fund operating expenses decreased during the year by 0.10% as a result of lower expenses related to interest.

Material Fund Change Expenses [Text Block]	Changes to Total Annual Fund Operating Expenses. Annual fund operating expenses decreased during the year by 0.10% as a result of lower expenses related to interest.
Summary of Change Legend [Text Block]

This is a summary of certain changes and planned changes of the Fund since the beginning of the reporting period. For more information, you may refer to the Fund's next prospectus, which we expect to be available by July 31, 2025 or upon request at 888.87.PIMCO (888.877.4626).

C000026651
Shareholder Report [Line Items]
Fund Name	PIMCO CommodityRealReturn Strategy Fund<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 15px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: left; white-space-collapse: preserve-breaks;">®</sup>
Class Name	Administrative Class
Trading Symbol	PCRRX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the PIMCO CommodityRealReturn Strategy Fund® (the "Fund") for the period of April 1, 2024 to March 31, 2025 (the "reporting period").
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.pimco.com/literature. You can also request this information by contacting us at 888.87.PIMCO (888.877.4626).
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	888.87.PIMCO (888.877.4626)
Expenses [Text Block]

What were the Fund costs for the reporting period?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Administrative Class	$122	1.15%

Expenses Paid, Amount	$ 122
Expense Ratio, Percent	1.15%
Factors Affecting Performance [Text Block]

How did the Fund perform during the reporting period and what affected its performance?

The following affected performance (on a gross basis) during the reporting period:

  The structural allocation to short-term U.S. Treasury inflation-protected securities ("TIPS”), contributed to relative performance versus the Bloomberg Commodity Index Total Return ("Index"), as short-term TIPS underperformed 3-month Treasury Bills.

  Eurozone interest rate strategies, including short exposure to duration and exposure to swap spreads, contributed to relative performance versus the Index, as eurozone rates rose, while swaps spreads tightened.

  Positioning within the agriculture sector, including an underweight exposure to corn, contributed to relative performance versus the Index, as corn posted negative returns.

  Exposure to U.S. non-agency residential mortgage-backed securities and collateralized loan obligations contributed to relative performance versus the Index, as spreads broadly tightened across these sectors.

  Exposure to California Carbon Allowances ("CCAs") detracted from relative performance versus the Index, as CCAs posted negative returns.

  Positioning within the energy sector, including an underweight exposure to natural gas, detracted from relative performance versus the Index, as natural gas posted positive returns.

  There were no other material detractors for this Fund.

Performance Past Does Not Indicate Future [Text]	Performance quoted represents past performance. Past performance is not a guarantee or a reliable indicator of future results.
Line Graph [Table Text Block]
	Administrative Class	S&P 500 Index	Bloomberg Commodity Index Total Return
3/31/15	$1,000,000	$1,000,000	$1,000,000
4/30/15	$1,062,201	$1,009,593	$1,057,338
5/31/15	$1,028,708	$1,022,576	$1,028,810
6/30/15	$1,047,959	$1,002,781	$1,046,581
7/31/15	$933,945	$1,023,790	$935,445
8/31/15	$915,751	$962,021	$926,850
9/30/15	$876,429	$938,217	$895,178
10/31/15	$876,429	$1,017,360	$891,184
11/30/15	$810,913	$1,020,385	$826,535
12/31/15	$781,860	$1,004,292	$801,030
1/31/16	$769,249	$954,455	$787,568
2/29/16	$750,333	$953,167	$774,758
3/31/16	$795,731	$1,017,828	$804,366
4/30/16	$865,090	$1,021,774	$872,835
5/31/16	$858,785	$1,040,123	$871,186
6/30/16	$902,182	$1,042,818	$907,173
7/31/16	$857,958	$1,081,265	$860,803
8/31/16	$841,532	$1,082,784	$845,635
9/30/16	$874,363	$1,082,988	$872,120
10/31/16	$869,287	$1,063,233	$867,860
11/30/16	$875,632	$1,102,610	$879,433
12/31/16	$894,155	$1,124,405	$895,285
1/31/17	$900,505	$1,145,730	$896,497
2/28/17	$901,776	$1,191,223	$898,369
3/31/17	$879,119	$1,192,612	$874,459
4/30/17	$865,043	$1,204,860	$861,293
5/31/17	$850,967	$1,221,816	$849,853
6/30/17	$843,980	$1,229,442	$848,220
7/31/17	$866,363	$1,254,723	$867,399
8/31/17	$871,630	$1,258,564	$870,895
9/30/17	$869,954	$1,284,525	$869,597
10/31/17	$891,534	$1,314,500	$888,244
11/30/17	$887,488	$1,354,816	$884,147
12/31/17	$916,675	$1,369,880	$910,542
1/31/18	$933,217	$1,448,311	$928,625
2/28/18	$912,540	$1,394,930	$912,565
3/31/18	$912,540	$1,359,480	$906,893
4/30/18	$934,595	$1,364,697	$930,332
5/31/18	$948,380	$1,397,561	$943,512
6/30/18	$915,999	$1,406,163	$910,526
7/31/18	$893,520	$1,458,492	$891,093
8/31/18	$879,471	$1,506,017	$875,316
9/30/18	$895,199	$1,514,589	$892,101
10/31/18	$865,216	$1,411,067	$872,843
11/30/18	$845,228	$1,439,822	$867,927
12/31/18	$786,576	$1,309,819	$808,148
1/31/19	$840,272	$1,414,783	$852,163
2/28/19	$856,236	$1,460,209	$860,791
3/31/19	$860,057	$1,488,583	$859,254
4/30/19	$862,973	$1,548,856	$855,632
5/31/19	$827,987	$1,450,428	$826,844
6/30/19	$856,234	$1,552,649	$849,049
7/31/19	$848,840	$1,574,964	$843,338
8/31/19	$825,179	$1,550,016	$823,777
9/30/19	$831,173	$1,579,018	$833,453
10/31/19	$849,177	$1,613,219	$850,305
11/30/19	$829,673	$1,671,777	$828,533
12/31/19	$881,772	$1,722,235	$870,302
1/31/20	$815,337	$1,721,559	$806,275
2/29/20	$773,060	$1,579,842	$765,637
3/31/20	$631,767	$1,384,711	$667,566
4/30/20	$639,342	$1,562,223	$657,296
5/31/20	$681,763	$1,636,628	$685,825
6/30/20	$705,657	$1,669,176	$701,478
7/31/20	$755,953	$1,763,293	$741,515
8/31/20	$818,441	$1,890,039	$791,665
9/30/20	$788,176	$1,818,224	$765,133
10/31/20	$795,828	$1,769,870	$775,911
11/30/20	$832,558	$1,963,607	$803,165
12/31/20	$887,674	$2,039,105	$843,115
1/31/21	$918,389	$2,018,518	$865,252
2/28/21	$979,820	$2,074,179	$921,239
3/31/21	$962,926	$2,165,019	$901,460
4/30/21	$1,050,465	$2,280,563	$976,197
5/31/21	$1,088,859	$2,296,491	$1,002,832
6/30/21	$1,106,409	$2,350,103	$1,021,397
7/31/21	$1,138,289	$2,405,929	$1,040,176
8/31/21	$1,134,538	$2,479,083	$1,037,099
9/30/21	$1,186,443	$2,363,781	$1,088,697
10/31/21	$1,220,833	$2,529,392	$1,116,831
11/30/21	$1,129,127	$2,511,866	$1,035,184
12/31/21	$1,179,773	$2,624,438	$1,071,677
1/31/22	$1,269,788	$2,488,631	$1,165,757
2/28/22	$1,357,888	$2,414,118	$1,238,380
3/31/22	$1,467,727	$2,503,753	$1,345,463
4/30/22	$1,526,926	$2,285,421	$1,401,174
5/31/22	$1,553,463	$2,289,614	$1,422,542
6/30/22	$1,354,665	$2,100,621	$1,269,269
7/31/22	$1,439,751	$2,294,307	$1,323,371
8/31/22	$1,408,404	$2,200,741	$1,324,537
9/30/22	$1,240,225	$1,998,056	$1,217,138
10/31/22	$1,280,152	$2,159,821	$1,241,373
11/30/22	$1,315,088	$2,280,521	$1,275,363
12/31/22	$1,282,921	$2,149,130	$1,244,144
1/31/23	$1,282,921	$2,284,168	$1,238,048
2/28/23	$1,217,271	$2,228,437	$1,179,872
3/31/23	$1,228,410	$2,310,252	$1,177,442
4/30/23	$1,218,843	$2,346,311	$1,168,594
5/31/23	$1,133,696	$2,356,510	$1,102,728
6/30/23	$1,171,964	$2,512,217	$1,147,271
7/31/23	$1,252,327	$2,592,922	$1,219,048
8/31/23	$1,239,890	$2,551,639	$1,209,708
9/30/23	$1,224,583	$2,429,982	$1,201,309
10/31/23	$1,222,669	$2,378,888	$1,204,500
11/30/23	$1,208,319	$2,596,140	$1,177,367
12/31/23	$1,183,874	$2,714,085	$1,145,700
1/31/24	$1,192,488	$2,759,693	$1,150,258
2/29/24	$1,168,561	$2,907,048	$1,133,338
3/31/24	$1,211,289	$3,000,582	$1,170,830
4/30/24	$1,230,562	$2,878,024	$1,202,337
5/31/24	$1,255,617	$3,020,730	$1,223,445
6/30/24	$1,238,953	$3,129,120	$1,204,629
7/31/24	$1,199,081	$3,167,209	$1,156,009
8/31/24	$1,198,108	$3,244,035	$1,156,572
9/30/24	$1,261,823	$3,313,318	$1,212,799
10/31/24	$1,228,462	$3,283,271	$1,190,324
11/30/24	$1,231,406	$3,476,003	$1,195,165
12/31/24	$1,237,623	$3,393,141	$1,207,347
1/31/25	$1,288,903	$3,487,632	$1,255,084
2/28/25	$1,309,612	$3,442,124	$1,264,860
3/31/25	$1,369,201	$3,248,180	$1,314,556

Average Annual Return [Table Text Block]
Class/Index Name	1 Year	5 Years	10 Years
Administrative Class	13.04%	16.73%	3.19%
S&P 500 Index	8.25%	18.59%	12.50%
Bloomberg Commodity Index Total Return	12.28%	14.51%	2.77%

No Deduction of Taxes [Text Block]	Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
Performance Table Market Index Changed [Text Block]	Differences in the Fund’s performance versus an index and related attribution information with respect to particular categories of securities or individual positions may be attributable, in part, to differences in the pricing methodologies used by the Fund and the index.
Updated Performance Information Location [Text Block]	For performance current to the most recent month-end, visit www.pimco.com/literature or via 888.87.PIMCO (888.877.4626).
AssetsNet	$ 3,745,951,000
Holdings Count | Holding	1,303
Advisory Fees Paid, Amount	$ 19,836,000
InvestmentCompanyPortfolioTurnover	268.00%
Additional Fund Statistics [Text Block]

Key Fund StatisticsFootnote Reference† (as of the end of the reporting period)

Total Net Assets	$3,745,951
# of Portfolio Holdings	1,303
Portfolio Turnover Rate	268%
Total Net Advisory Fees Paid During the Reporting Period	$19,836
Footnote	Description
Footnote†	Dollar amounts displayed in 000's

Holdings [Text Block]

Security Type Breakdown (% of Net Asset Value)Footnote Reference*

U.S. Treasury Obligations	76.2%
U.S. Government Agencies	13.8%
Sovereign Issues	10.9%
Asset-Backed Securities	9.4%
Non-Agency Mortgage-Backed Securities	1.2%
Corporate Bonds & Notes	0.2%
Preferred Securities	0.1%
Short-Term Instruments	12.0%
Affiliated Investments	8.1%
Financial Derivative Instruments	1.4%
Other Assets and Liabilities, Net	(33.3%)
Total	100.0%
Footnote	Description
Footnote*	% of Net Asset Value includes derivatives instruments, if any, valued at the value used for determining the Fund's net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes and planned changes of the Fund since the beginning of the reporting period. For more information, you may refer to the Fund's next prospectus, which we expect to be available by July 31, 2025 or upon request at 888.87.PIMCO (888.877.4626).

Changes to Total Annual Fund Operating Expenses. Annual fund operating expenses decreased during the year by 0.10% as a result of lower expenses related to interest.

Material Fund Change Expenses [Text Block]	Changes to Total Annual Fund Operating Expenses. Annual fund operating expenses decreased during the year by 0.10% as a result of lower expenses related to interest.
Summary of Change Legend [Text Block]

This is a summary of certain changes and planned changes of the Fund since the beginning of the reporting period. For more information, you may refer to the Fund's next prospectus, which we expect to be available by July 31, 2025 or upon request at 888.87.PIMCO (888.877.4626).

C000026654
Shareholder Report [Line Items]
Fund Name	PIMCO CommodityRealReturn Strategy Fund<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 15px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: left; white-space-collapse: preserve-breaks;">®</sup>
Class Name	Class C
Trading Symbol	PCRCX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the PIMCO CommodityRealReturn Strategy Fund® (the "Fund") for the period of April 1, 2024 to March 31, 2025 (the "reporting period").
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.pimco.com/literature. You can also request this information by contacting us at 888.87.PIMCO (888.877.4626).
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	888.87.PIMCO (888.877.4626)
Expenses [Text Block]

What were the Fund costs for the reporting period?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$223	2.10%

Expenses Paid, Amount	$ 223
Expense Ratio, Percent	2.10%
Factors Affecting Performance [Text Block]

How did the Fund perform during the reporting period and what affected its performance?

The following affected performance (on a gross basis) during the reporting period:

  The structural allocation to short-term U.S. Treasury inflation-protected securities ("TIPS”), contributed to relative performance versus the Bloomberg Commodity Index Total Return ("Index"), as short-term TIPS underperformed 3-month Treasury Bills.

  Eurozone interest rate strategies, including short exposure to duration and exposure to swap spreads, contributed to relative performance versus the Index, as eurozone rates rose, while swaps spreads tightened.

  Positioning within the agriculture sector, including an underweight exposure to corn, contributed to relative performance versus the Index, as corn posted negative returns.

  Exposure to U.S. non-agency residential mortgage-backed securities and collateralized loan obligations contributed to relative performance versus the Index, as spreads broadly tightened across these sectors.

  Exposure to California Carbon Allowances ("CCAs") detracted from relative performance versus the Index, as CCAs posted negative returns.

  Positioning within the energy sector, including an underweight exposure to natural gas, detracted from relative performance versus the Index, as natural gas posted positive returns.

  There were no other material detractors for this Fund.

Performance Past Does Not Indicate Future [Text]	Performance quoted represents past performance. Past performance is not a guarantee or a reliable indicator of future results.
Line Graph [Table Text Block]
	Class C (excluding sales charge)	S&P 500 Index	Bloomberg Commodity Index Total Return
3/31/15	$10,000	$10,000	$10,000
4/30/15	$10,599	$10,096	$10,573
5/31/15	$10,274	$10,226	$10,288
6/30/15	$10,429	$10,028	$10,466
7/31/15	$9,293	$10,238	$9,354
8/31/15	$9,103	$9,620	$9,269
9/30/15	$8,708	$9,382	$8,952
10/31/15	$8,708	$10,174	$8,912
11/30/15	$8,040	$10,204	$8,265
12/31/15	$7,751	$10,043	$8,010
1/31/16	$7,621	$9,545	$7,876
2/29/16	$7,425	$9,532	$7,748
3/31/16	$7,869	$10,178	$8,044
4/30/16	$8,549	$10,218	$8,728
5/31/16	$8,483	$10,401	$8,712
6/30/16	$8,909	$10,428	$9,072
7/31/16	$8,464	$10,813	$8,608
8/31/16	$8,294	$10,828	$8,456
9/30/16	$8,599	$10,830	$8,721
10/31/16	$8,546	$10,632	$8,679
11/30/16	$8,612	$11,026	$8,794
12/31/16	$8,782	$11,244	$8,953
1/31/17	$8,848	$11,457	$8,965
2/28/17	$8,848	$11,912	$8,984
3/31/17	$8,611	$11,926	$8,745
4/30/17	$8,466	$12,049	$8,613
5/31/17	$8,321	$12,218	$8,499
6/30/17	$8,244	$12,294	$8,482
7/31/17	$8,461	$12,547	$8,674
8/31/17	$8,501	$12,586	$8,709
9/30/17	$8,490	$12,845	$8,696
10/31/17	$8,698	$13,145	$8,882
11/30/17	$8,629	$13,548	$8,841
12/31/17	$8,920	$13,699	$9,105
1/31/18	$9,075	$14,483	$9,286
2/28/18	$8,863	$13,949	$9,126
3/31/18	$8,849	$13,595	$9,069
4/30/18	$9,061	$13,647	$9,303
5/31/18	$9,189	$13,976	$9,435
6/30/18	$8,869	$14,062	$9,105
7/31/18	$8,652	$14,585	$8,911
8/31/18	$8,508	$15,060	$8,753
9/30/18	$8,649	$15,146	$8,921
10/31/18	$8,342	$14,111	$8,728
11/30/18	$8,151	$14,398	$8,679
12/31/18	$7,584	$13,098	$8,081
1/31/19	$8,089	$14,148	$8,522
2/28/19	$8,237	$14,602	$8,608
3/31/19	$8,274	$14,886	$8,593
4/30/19	$8,289	$15,489	$8,556
5/31/19	$7,946	$14,504	$8,268
6/30/19	$8,205	$15,526	$8,490
7/31/19	$8,144	$15,750	$8,433
8/31/19	$7,903	$15,500	$8,238
9/30/19	$7,943	$15,790	$8,335
10/31/19	$8,127	$16,132	$8,503
11/30/19	$7,928	$16,718	$8,285
12/31/19	$8,417	$17,222	$8,703
1/31/20	$7,773	$17,216	$8,063
2/29/20	$7,359	$15,798	$7,656
3/31/20	$6,017	$13,847	$6,676
4/30/20	$6,079	$15,622	$6,573
5/31/20	$6,478	$16,366	$6,858
6/30/20	$6,710	$16,692	$7,015
7/31/20	$7,172	$17,633	$7,415
8/31/20	$7,759	$18,900	$7,917
9/30/20	$7,467	$18,182	$7,651
10/31/20	$7,528	$17,699	$7,759
11/30/20	$7,884	$19,636	$8,032
12/31/20	$8,384	$20,391	$8,431
1/31/21	$8,678	$20,185	$8,653
2/28/21	$9,250	$20,742	$9,212
3/31/21	$9,080	$21,650	$9,015
4/30/21	$9,900	$22,806	$9,762
5/31/21	$10,255	$22,965	$10,028
6/30/21	$10,405	$23,501	$10,214
7/31/21	$10,712	$24,059	$10,402
8/31/21	$10,655	$24,791	$10,371
9/30/21	$11,124	$23,638	$10,887
10/31/21	$11,456	$25,294	$11,168
11/30/21	$10,597	$25,119	$10,352
12/31/21	$11,055	$26,244	$10,717
1/31/22	$11,876	$24,886	$11,658
2/28/22	$12,696	$24,141	$12,384
3/31/22	$13,719	$25,038	$13,455
4/30/22	$14,242	$22,854	$14,012
5/31/22	$14,493	$22,896	$14,225
6/30/22	$12,649	$21,006	$12,693
7/31/22	$13,412	$22,943	$13,234
8/31/22	$13,112	$22,007	$13,245
9/30/22	$11,532	$19,981	$12,171
10/31/22	$11,896	$21,598	$12,414
11/30/22	$12,235	$22,805	$12,754
12/31/22	$11,910	$21,491	$12,441
1/31/23	$11,881	$22,842	$12,380
2/28/23	$11,277	$22,284	$11,799
3/31/23	$11,373	$23,103	$11,774
4/30/23	$11,272	$23,463	$11,686
5/31/23	$10,484	$23,565	$11,027
6/30/23	$10,827	$25,122	$11,473
7/31/23	$11,555	$25,929	$12,190
8/31/23	$11,434	$25,516	$12,097
9/30/23	$11,282	$24,300	$12,013
10/31/23	$11,262	$23,789	$12,045
11/30/23	$11,110	$25,961	$11,774
12/31/23	$10,888	$27,141	$11,457
1/31/24	$10,959	$27,597	$11,503
2/29/24	$10,726	$29,070	$11,333
3/31/24	$11,106	$30,006	$11,708
4/30/24	$11,268	$28,780	$12,023
5/31/24	$11,502	$30,207	$12,234
6/30/24	$11,336	$31,291	$12,046
7/31/24	$10,956	$31,672	$11,560
8/31/24	$10,946	$32,440	$11,566
9/30/24	$11,508	$33,133	$12,128
10/31/24	$11,198	$32,833	$11,903
11/30/24	$11,219	$34,760	$11,952
12/31/24	$11,262	$33,931	$12,073
1/31/25	$11,728	$34,876	$12,551
2/28/25	$11,904	$34,421	$12,649
3/31/25	$12,436	$32,482	$13,146

Average Annual Return [Table Text Block]
Class/Index Name	1 Year	5 Years	10 Years
Class C (excluding sales charge)	11.98%	15.63%	2.20%
Class C (including sales charge)	10.98%	15.63%	2.20%
S&P 500 Index	8.25%	18.59%	12.50%
Bloomberg Commodity Index Total Return	12.28%	14.51%	2.77%

No Deduction of Taxes [Text Block]	Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
Performance Table Market Index Changed [Text Block]	Differences in the Fund’s performance versus an index and related attribution information with respect to particular categories of securities or individual positions may be attributable, in part, to differences in the pricing methodologies used by the Fund and the index.
Updated Performance Information Location [Text Block]	For performance current to the most recent month-end, visit www.pimco.com/literature or via 888.87.PIMCO (888.877.4626).
AssetsNet	$ 3,745,951,000
Holdings Count | Holding	1,303
Advisory Fees Paid, Amount	$ 19,836,000
InvestmentCompanyPortfolioTurnover	268.00%
Additional Fund Statistics [Text Block]

Key Fund StatisticsFootnote Reference† (as of the end of the reporting period)

Total Net Assets	$3,745,951
# of Portfolio Holdings	1,303
Portfolio Turnover Rate	268%
Total Net Advisory Fees Paid During the Reporting Period	$19,836
Footnote	Description
Footnote†	Dollar amounts displayed in 000's

Holdings [Text Block]

Security Type Breakdown (% of Net Asset Value)Footnote Reference*

U.S. Treasury Obligations	76.2%
U.S. Government Agencies	13.8%
Sovereign Issues	10.9%
Asset-Backed Securities	9.4%
Non-Agency Mortgage-Backed Securities	1.2%
Corporate Bonds & Notes	0.2%
Preferred Securities	0.1%
Short-Term Instruments	12.0%
Affiliated Investments	8.1%
Financial Derivative Instruments	1.4%
Other Assets and Liabilities, Net	(33.3%)
Total	100.0%
Footnote	Description
Footnote*	% of Net Asset Value includes derivatives instruments, if any, valued at the value used for determining the Fund's net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes and planned changes of the Fund since the beginning of the reporting period. For more information, you may refer to the Fund's next prospectus, which we expect to be available by July 31, 2025 or upon request at 888.87.PIMCO (888.877.4626).

Changes to Total Annual Fund Operating Expenses. Annual fund operating expenses decreased during the year by 0.10% as a result of lower expenses related to interest.

Material Fund Change Expenses [Text Block]	Changes to Total Annual Fund Operating Expenses. Annual fund operating expenses decreased during the year by 0.10% as a result of lower expenses related to interest.
Summary of Change Legend [Text Block]

This is a summary of certain changes and planned changes of the Fund since the beginning of the reporting period. For more information, you may refer to the Fund's next prospectus, which we expect to be available by July 31, 2025 or upon request at 888.87.PIMCO (888.877.4626).

C000200453
Shareholder Report [Line Items]
Fund Name	PIMCO CommodityRealReturn Strategy Fund<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 15px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: left; white-space-collapse: preserve-breaks;">®</sup>
Class Name	I-3
Trading Symbol	PCRNX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the PIMCO CommodityRealReturn Strategy Fund® (the "Fund") for the period of April 1, 2024 to March 31, 2025 (the "reporting period").
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.pimco.com/literature. You can also request this information by contacting us at 888.87.PIMCO (888.877.4626).
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	888.87.PIMCO (888.877.4626)
Expenses [Text Block]

What were the Fund costs for the reporting period?

(based on a hypothetical $10,000 investment)
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
I-3	$112	1.05%

Expenses Paid, Amount	$ 112
Expense Ratio, Percent	1.05%
Factors Affecting Performance [Text Block]

How did the Fund perform during the reporting period and what affected its performance?

The following affected performance (on a gross basis) during the reporting period:

  The structural allocation to short-term U.S. Treasury inflation-protected securities ("TIPS”), contributed to relative performance versus the Bloomberg Commodity Index Total Return ("Index"), as short-term TIPS underperformed 3-month Treasury Bills.

  Eurozone interest rate strategies, including short exposure to duration and exposure to swap spreads, contributed to relative performance versus the Index, as eurozone rates rose, while swaps spreads tightened.

  Positioning within the agriculture sector, including an underweight exposure to corn, contributed to relative performance versus the Index, as corn posted negative returns.

  Exposure to U.S. non-agency residential mortgage-backed securities and collateralized loan obligations contributed to relative performance versus the Index, as spreads broadly tightened across these sectors.

  Exposure to California Carbon Allowances ("CCAs") detracted from relative performance versus the Index, as CCAs posted negative returns.

  Positioning within the energy sector, including an underweight exposure to natural gas, detracted from relative performance versus the Index, as natural gas posted positive returns.

  There were no other material detractors for this Fund.

Performance Past Does Not Indicate Future [Text]	Performance quoted represents past performance. Past performance is not a guarantee or a reliable indicator of future results.
Line Graph [Table Text Block]
	I-3	S&P 500 Index	Bloomberg Commodity Index Total Return
3/31/15	$1,000,000	$1,000,000	$1,000,000
4/30/15	$1,061,049	$1,009,593	$1,057,338
5/31/15	$1,027,978	$1,022,576	$1,028,810
6/30/15	$1,047,205	$1,002,781	$1,046,581
7/31/15	$934,964	$1,023,790	$935,445
8/31/15	$915,768	$962,021	$926,850
9/30/15	$876,359	$938,217	$895,178
10/31/15	$876,245	$1,017,360	$891,184
11/30/15	$810,515	$1,020,385	$826,535
12/31/15	$782,297	$1,004,292	$801,030
1/31/16	$768,564	$954,455	$787,568
2/29/16	$751,121	$953,167	$774,758
3/31/16	$795,642	$1,017,828	$804,366
4/30/16	$864,943	$1,021,774	$872,835
5/31/16	$858,639	$1,040,123	$871,186
6/30/16	$903,173	$1,042,818	$907,173
7/31/16	$858,338	$1,081,265	$860,803
8/31/16	$842,080	$1,082,784	$845,635
9/30/16	$874,799	$1,082,988	$872,120
10/31/16	$869,696	$1,063,233	$867,860
11/30/16	$877,077	$1,102,610	$879,433
12/31/16	$894,698	$1,124,405	$895,285
1/31/17	$902,081	$1,145,730	$896,497
2/28/17	$903,226	$1,191,223	$898,369
3/31/17	$880,019	$1,192,612	$874,459
4/30/17	$866,062	$1,204,860	$861,293
5/31/17	$852,106	$1,221,816	$849,853
6/30/17	$844,217	$1,229,442	$848,220
7/31/17	$867,416	$1,254,723	$867,399
8/31/17	$872,485	$1,258,564	$870,895
9/30/17	$871,276	$1,284,525	$869,597
10/31/17	$893,709	$1,314,500	$888,244
11/30/17	$888,294	$1,354,816	$884,147
12/31/17	$917,446	$1,369,880	$910,542
1/31/18	$934,945	$1,448,311	$928,625
2/28/18	$914,515	$1,394,930	$912,565
3/31/18	$914,398	$1,359,480	$906,893
4/30/18	$937,332	$1,364,697	$930,332
5/31/18	$950,917	$1,397,561	$943,512
6/30/18	$919,770	$1,406,163	$910,526
7/31/18	$897,607	$1,458,492	$891,093
8/31/18	$882,370	$1,506,017	$875,316
9/30/18	$898,580	$1,514,589	$892,101
10/31/18	$867,595	$1,411,067	$872,843
11/30/18	$847,877	$1,439,822	$867,927
12/31/18	$789,848	$1,309,819	$808,148
1/31/19	$844,222	$1,414,783	$852,163
2/28/19	$858,531	$1,460,209	$860,791
3/31/19	$863,875	$1,488,583	$859,254
4/30/19	$866,749	$1,548,856	$855,632
5/31/19	$832,252	$1,450,428	$826,844
6/30/19	$860,193	$1,552,649	$849,049
7/31/19	$852,904	$1,574,964	$843,338
8/31/19	$828,118	$1,550,016	$823,777
9/30/19	$834,210	$1,579,018	$833,453
10/31/19	$853,438	$1,613,219	$850,305
11/30/19	$834,210	$1,671,777	$828,533
12/31/19	$885,730	$1,722,235	$870,302
1/31/20	$820,230	$1,721,559	$806,275
2/29/20	$777,060	$1,579,842	$765,637
3/31/20	$634,905	$1,384,711	$667,566
4/30/20	$642,375	$1,562,223	$657,296
5/31/20	$685,698	$1,636,628	$685,825
6/30/20	$709,554	$1,669,176	$701,478
7/31/20	$759,163	$1,763,293	$741,515
8/31/20	$822,301	$1,890,039	$791,665
9/30/20	$792,714	$1,818,224	$765,133
10/31/20	$800,264	$1,769,870	$775,911
11/30/20	$838,012	$1,963,607	$803,165
12/31/20	$892,089	$2,039,105	$843,115
1/31/21	$923,895	$2,018,518	$865,252
2/28/21	$984,478	$2,074,179	$921,239
3/31/21	$969,332	$2,165,019	$901,460
4/30/21	$1,057,178	$2,280,563	$976,197
5/31/21	$1,095,043	$2,296,491	$1,002,832
6/30/21	$1,112,635	$2,350,103	$1,021,397
7/31/21	$1,145,793	$2,405,929	$1,040,176
8/31/21	$1,142,109	$2,479,083	$1,037,099
9/30/21	$1,193,258	$2,363,781	$1,088,697
10/31/21	$1,228,905	$2,529,392	$1,116,831
11/30/21	$1,136,972	$2,511,866	$1,035,184
12/31/21	$1,187,675	$2,624,438	$1,071,677
1/31/22	$1,278,021	$2,488,631	$1,165,757
2/28/22	$1,366,485	$2,414,118	$1,238,380
3/31/22	$1,478,485	$2,503,753	$1,345,463
4/30/22	$1,536,583	$2,285,421	$1,401,174
5/31/22	$1,564,630	$2,289,614	$1,422,542
6/30/22	$1,365,676	$2,100,621	$1,269,269
7/31/22	$1,451,168	$2,294,307	$1,323,371
8/31/22	$1,418,286	$2,200,741	$1,324,537
9/30/22	$1,249,622	$1,998,056	$1,217,138
10/31/22	$1,291,032	$2,159,821	$1,241,373
11/30/22	$1,327,571	$2,280,521	$1,275,363
12/31/22	$1,293,841	$2,149,130	$1,244,144
1/31/23	$1,291,179	$2,284,168	$1,238,048
2/28/23	$1,227,286	$2,228,437	$1,179,872
3/31/23	$1,238,430	$2,310,252	$1,177,442
4/30/23	$1,228,203	$2,346,311	$1,168,594
5/31/23	$1,143,596	$2,356,510	$1,102,728
6/30/23	$1,181,715	$2,512,217	$1,147,271
7/31/23	$1,262,604	$2,592,922	$1,219,048
8/31/23	$1,250,517	$2,551,639	$1,209,708
9/30/23	$1,234,711	$2,429,982	$1,201,309
10/31/23	$1,233,782	$2,378,888	$1,204,500
11/30/23	$1,218,905	$2,596,140	$1,177,367
12/31/23	$1,194,474	$2,714,085	$1,145,700
1/31/24	$1,203,776	$2,759,693	$1,150,258
2/29/24	$1,178,659	$2,907,048	$1,133,338
3/31/24	$1,222,298	$3,000,582	$1,170,830
4/30/24	$1,241,030	$2,878,024	$1,202,337
5/31/24	$1,267,256	$3,020,730	$1,223,445
6/30/24	$1,250,479	$3,129,120	$1,204,629
7/31/24	$1,209,836	$3,167,209	$1,156,009
8/31/24	$1,209,836	$3,244,035	$1,156,572
9/30/24	$1,273,915	$3,313,318	$1,212,799
10/31/24	$1,240,542	$3,283,271	$1,190,324
11/30/24	$1,242,449	$3,476,003	$1,195,165
12/31/24	$1,249,497	$3,393,141	$1,207,347
1/31/25	$1,302,198	$3,487,632	$1,255,084
2/28/25	$1,322,320	$3,442,124	$1,264,860
3/31/25	$1,383,251	$3,248,180	$1,314,556

Average Annual Return [Table Text Block]
Class/Index Name	1 Year	5 Years	10 Years
I-3	13.17%	16.85%	3.30%
S&P 500 Index	8.25%	18.59%	12.50%
Bloomberg Commodity Index Total Return	12.28%	14.51%	2.77%

No Deduction of Taxes [Text Block]	Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
Performance Table Market Index Changed [Text Block]	Differences in the Fund’s performance versus an index and related attribution information with respect to particular categories of securities or individual positions may be attributable, in part, to differences in the pricing methodologies used by the Fund and the index.
Updated Performance Information Location [Text Block]	For performance current to the most recent month-end, visit www.pimco.com/literature or via 888.87.PIMCO (888.877.4626).
AssetsNet	$ 3,745,951,000
Holdings Count | Holding	1,303
Advisory Fees Paid, Amount	$ 19,836,000
InvestmentCompanyPortfolioTurnover	268.00%
Additional Fund Statistics [Text Block]

Key Fund StatisticsFootnote Reference† (as of the end of the reporting period)

Total Net Assets	$3,745,951
# of Portfolio Holdings	1,303
Portfolio Turnover Rate	268%
Total Net Advisory Fees Paid During the Reporting Period	$19,836
Footnote	Description
Footnote†	Dollar amounts displayed in 000's

Holdings [Text Block]

Security Type Breakdown (% of Net Asset Value)Footnote Reference*

U.S. Treasury Obligations	76.2%
U.S. Government Agencies	13.8%
Sovereign Issues	10.9%
Asset-Backed Securities	9.4%
Non-Agency Mortgage-Backed Securities	1.2%
Corporate Bonds & Notes	0.2%
Preferred Securities	0.1%
Short-Term Instruments	12.0%
Affiliated Investments	8.1%
Financial Derivative Instruments	1.4%
Other Assets and Liabilities, Net	(33.3%)
Total	100.0%
Footnote	Description
Footnote*	% of Net Asset Value includes derivatives instruments, if any, valued at the value used for determining the Fund's net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes and planned changes of the Fund since the beginning of the reporting period. For more information, you may refer to the Fund's next prospectus, which we expect to be available by July 31, 2025 or upon request at 888.87.PIMCO (888.877.4626).

Changes to Total Annual Fund Operating Expenses. Annual fund operating expenses decreased during the year by 0.10% as a result of lower expenses related to interest.

Material Fund Change Expenses [Text Block]	Changes to Total Annual Fund Operating Expenses. Annual fund operating expenses decreased during the year by 0.10% as a result of lower expenses related to interest.
Summary of Change Legend [Text Block]

This is a summary of certain changes and planned changes of the Fund since the beginning of the reporting period. For more information, you may refer to the Fund's next prospectus, which we expect to be available by July 31, 2025 or upon request at 888.87.PIMCO (888.877.4626).

C000026650
Shareholder Report [Line Items]
Fund Name	PIMCO CommodityRealReturn Strategy Fund<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 15px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: left; white-space-collapse: preserve-breaks;">®</sup>
Class Name	Institutional Class
Trading Symbol	PCRIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the PIMCO CommodityRealReturn Strategy Fund® (the "Fund") for the period of April 1, 2024 to March 31, 2025 (the "reporting period").
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.pimco.com/literature. You can also request this information by contacting us at 888.87.PIMCO (888.877.4626).
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	888.87.PIMCO (888.877.4626)
Expenses [Text Block]

What were the Fund costs for the reporting period?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Class	$96	0.90%

Expenses Paid, Amount	$ 96
Expense Ratio, Percent	0.90%
Factors Affecting Performance [Text Block]

How did the Fund perform during the reporting period and what affected its performance?

The following affected performance (on a gross basis) during the reporting period:

  The structural allocation to short-term U.S. Treasury inflation-protected securities ("TIPS”), contributed to relative performance versus the Bloomberg Commodity Index Total Return ("Index"), as short-term TIPS underperformed 3-month Treasury Bills.

  Eurozone interest rate strategies, including short exposure to duration and exposure to swap spreads, contributed to relative performance versus the Index, as eurozone rates rose, while swaps spreads tightened.

  Positioning within the agriculture sector, including an underweight exposure to corn, contributed to relative performance versus the Index, as corn posted negative returns.

  Exposure to U.S. non-agency residential mortgage-backed securities and collateralized loan obligations contributed to relative performance versus the Index, as spreads broadly tightened across these sectors.

  Exposure to California Carbon Allowances ("CCAs") detracted from relative performance versus the Index, as CCAs posted negative returns.

  Positioning within the energy sector, including an underweight exposure to natural gas, detracted from relative performance versus the Index, as natural gas posted positive returns.

  There were no other material detractors for this Fund.

Performance Past Does Not Indicate Future [Text]	Performance quoted represents past performance. Past performance is not a guarantee or a reliable indicator of future results.
Line Graph [Table Text Block]
	Institutional Class	S&P 500 Index	Bloomberg Commodity Index Total Return
3/31/15	$1,000,000	$1,000,000	$1,000,000
4/30/15	$1,061,176	$1,009,593	$1,057,338
5/31/15	$1,028,235	$1,022,576	$1,028,810
6/30/15	$1,047,592	$1,002,781	$1,046,581
7/31/15	$935,435	$1,023,790	$935,445
8/31/15	$916,345	$962,021	$926,850
9/30/15	$877,020	$938,217	$895,178
10/31/15	$877,020	$1,017,360	$891,184
11/30/15	$811,335	$1,020,385	$826,535
12/31/15	$783,188	$1,004,292	$801,030
1/31/16	$769,535	$954,455	$787,568
2/29/16	$752,159	$953,167	$774,758
3/31/16	$796,841	$1,017,828	$804,366
4/30/16	$866,348	$1,021,774	$872,835
5/31/16	$860,142	$1,040,123	$871,186
6/30/16	$904,864	$1,042,818	$907,173
7/31/16	$860,056	$1,081,265	$860,803
8/31/16	$843,875	$1,082,784	$845,635
9/30/16	$876,770	$1,082,988	$872,120
10/31/16	$871,767	$1,063,233	$867,860
11/30/16	$879,271	$1,102,610	$879,433
12/31/16	$897,050	$1,124,405	$895,285
1/31/17	$904,567	$1,145,730	$896,497
2/28/17	$905,820	$1,191,223	$898,369
3/31/17	$882,658	$1,192,612	$874,459
4/30/17	$868,768	$1,204,860	$861,293
5/31/17	$854,878	$1,221,816	$849,853
6/30/17	$847,067	$1,229,442	$848,220
7/31/17	$870,452	$1,254,723	$867,399
8/31/17	$875,649	$1,258,564	$870,895
9/30/17	$874,544	$1,284,525	$869,597
10/31/17	$897,173	$1,314,500	$888,244
11/30/17	$891,849	$1,354,816	$884,147
12/31/17	$921,231	$1,369,880	$910,542
1/31/18	$938,921	$1,448,311	$928,625
2/28/18	$918,510	$1,394,930	$912,565
3/31/18	$918,510	$1,359,480	$906,893
4/30/18	$941,643	$1,364,697	$930,332
5/31/18	$955,250	$1,397,561	$943,512
6/30/18	$923,686	$1,406,163	$910,526
7/31/18	$901,495	$1,458,492	$891,093
8/31/18	$886,239	$1,506,017	$875,316
9/30/18	$902,439	$1,514,589	$892,101
10/31/18	$871,418	$1,411,067	$872,843
11/30/18	$851,677	$1,439,822	$867,927
12/31/18	$794,351	$1,309,819	$808,148
1/31/19	$847,403	$1,414,783	$852,163
2/28/19	$863,176	$1,460,209	$860,791
3/31/19	$868,810	$1,488,583	$859,254
4/30/19	$871,692	$1,548,856	$855,632
5/31/19	$837,113	$1,450,428	$826,844
6/30/19	$863,964	$1,552,649	$849,049
7/31/19	$858,116	$1,574,964	$843,338
8/31/19	$833,265	$1,550,016	$823,777
9/30/19	$839,700	$1,579,018	$833,453
10/31/19	$858,986	$1,613,219	$850,305
11/30/19	$838,216	$1,671,777	$828,533
12/31/19	$891,789	$1,722,235	$870,302
1/31/20	$824,569	$1,721,559	$806,275
2/29/20	$781,249	$1,579,842	$765,637
3/31/20	$638,815	$1,384,711	$667,566
4/30/20	$647,813	$1,562,223	$657,296
5/31/20	$689,801	$1,636,628	$685,825
6/30/20	$715,224	$1,669,176	$701,478
7/31/20	$765,019	$1,763,293	$741,515
8/31/20	$828,393	$1,890,039	$791,665
9/30/20	$798,912	$1,818,224	$765,133
10/31/20	$806,492	$1,769,870	$775,911
11/30/20	$844,391	$1,963,607	$803,165
12/31/20	$899,075	$2,039,105	$843,115
1/31/21	$931,022	$2,018,518	$865,252
2/28/21	$993,394	$2,074,179	$921,239
3/31/21	$976,660	$2,165,019	$901,460
4/30/21	$1,066,416	$2,280,563	$976,197
5/31/21	$1,104,447	$2,296,491	$1,002,832
6/30/21	$1,121,903	$2,350,103	$1,021,397
7/31/21	$1,157,021	$2,405,929	$1,040,176
8/31/21	$1,151,476	$2,479,083	$1,037,099
9/30/21	$1,203,331	$2,363,781	$1,088,697
10/31/21	$1,239,111	$2,529,392	$1,116,831
11/30/21	$1,148,720	$2,511,866	$1,035,184
12/31/21	$1,200,087	$2,624,438	$1,071,677
1/31/22	$1,290,802	$2,488,631	$1,165,757
2/28/22	$1,379,628	$2,414,118	$1,238,380
3/31/22	$1,492,316	$2,503,753	$1,345,463
4/30/22	$1,552,653	$2,285,421	$1,401,174
5/31/22	$1,580,809	$2,289,614	$1,422,542
6/30/22	$1,379,539	$2,100,621	$1,269,269
7/31/22	$1,465,347	$2,294,307	$1,323,371
8/31/22	$1,434,544	$2,200,741	$1,324,537
9/30/22	$1,261,177	$1,998,056	$1,217,138
10/31/22	$1,305,172	$2,159,821	$1,241,373
11/30/22	$1,341,834	$2,280,521	$1,275,363
12/31/22	$1,306,294	$2,149,130	$1,244,144
1/31/23	$1,306,294	$2,284,168	$1,238,048
2/28/23	$1,239,510	$2,228,437	$1,179,872
3/31/23	$1,252,780	$2,310,252	$1,177,442
4/30/23	$1,242,519	$2,346,311	$1,168,594
5/31/23	$1,156,700	$2,356,510	$1,102,728
6/30/23	$1,195,878	$2,512,217	$1,147,271
7/31/23	$1,277,967	$2,592,922	$1,219,048
8/31/23	$1,265,840	$2,551,639	$1,209,708
9/30/23	$1,249,982	$2,429,982	$1,201,309
10/31/23	$1,249,049	$2,378,888	$1,204,500
11/30/23	$1,234,124	$2,596,140	$1,177,367
12/31/23	$1,210,000	$2,714,085	$1,145,700
1/31/24	$1,218,409	$2,759,693	$1,150,258
2/29/24	$1,194,116	$2,907,048	$1,133,338
3/31/24	$1,238,304	$3,000,582	$1,170,830
4/30/24	$1,257,123	$2,878,024	$1,202,337
5/31/24	$1,284,411	$3,020,730	$1,223,445
6/30/24	$1,267,780	$3,129,120	$1,204,629
7/31/24	$1,225,995	$3,167,209	$1,156,009
8/31/24	$1,225,995	$3,244,035	$1,156,572
9/30/24	$1,290,599	$3,313,318	$1,212,799
10/31/24	$1,257,065	$3,283,271	$1,190,324
11/30/24	$1,259,939	$3,476,003	$1,195,165
12/31/24	$1,266,777	$3,393,141	$1,207,347
1/31/25	$1,320,723	$3,487,632	$1,255,084
2/28/25	$1,341,916	$3,442,124	$1,264,860
3/31/25	$1,402,664	$3,248,180	$1,314,556

Average Annual Return [Table Text Block]
Class/Index Name	1 Year	5 Years	10 Years
Institutional Class	13.27%	17.03%	3.44%
S&P 500 Index	8.25%	18.59%	12.50%
Bloomberg Commodity Index Total Return	12.28%	14.51%	2.77%

No Deduction of Taxes [Text Block]	Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
Performance Table Market Index Changed [Text Block]	Differences in the Fund’s performance versus an index and related attribution information with respect to particular categories of securities or individual positions may be attributable, in part, to differences in the pricing methodologies used by the Fund and the index.
Updated Performance Information Location [Text Block]	For performance current to the most recent month-end, visit www.pimco.com/literature or via 888.87.PIMCO (888.877.4626).
AssetsNet	$ 3,745,951,000
Holdings Count | Holding	1,303
Advisory Fees Paid, Amount	$ 19,836,000
InvestmentCompanyPortfolioTurnover	268.00%
Additional Fund Statistics [Text Block]

Key Fund StatisticsFootnote Reference† (as of the end of the reporting period)

Total Net Assets	$3,745,951
# of Portfolio Holdings	1,303
Portfolio Turnover Rate	268%
Total Net Advisory Fees Paid During the Reporting Period	$19,836
Footnote	Description
Footnote†	Dollar amounts displayed in 000's

Holdings [Text Block]

Security Type Breakdown (% of Net Asset Value)Footnote Reference*

U.S. Treasury Obligations	76.2%
U.S. Government Agencies	13.8%
Sovereign Issues	10.9%
Asset-Backed Securities	9.4%
Non-Agency Mortgage-Backed Securities	1.2%
Corporate Bonds & Notes	0.2%
Preferred Securities	0.1%
Short-Term Instruments	12.0%
Affiliated Investments	8.1%
Financial Derivative Instruments	1.4%
Other Assets and Liabilities, Net	(33.3%)
Total	100.0%
Footnote	Description
Footnote*	% of Net Asset Value includes derivatives instruments, if any, valued at the value used for determining the Fund's net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes and planned changes of the Fund since the beginning of the reporting period. For more information, you may refer to the Fund's next prospectus, which we expect to be available by July 31, 2025 or upon request at 888.87.PIMCO (888.877.4626).

Changes to Total Annual Fund Operating Expenses. Annual fund operating expenses decreased during the year by 0.10% as a result of lower expenses related to interest.

Material Fund Change Expenses [Text Block]	Changes to Total Annual Fund Operating Expenses. Annual fund operating expenses decreased during the year by 0.10% as a result of lower expenses related to interest.
Summary of Change Legend [Text Block]

This is a summary of certain changes and planned changes of the Fund since the beginning of the reporting period. For more information, you may refer to the Fund's next prospectus, which we expect to be available by July 31, 2025 or upon request at 888.87.PIMCO (888.877.4626).

C000064156
Shareholder Report [Line Items]
Fund Name	PIMCO CommodityRealReturn Strategy Fund<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 15px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: left; white-space-collapse: preserve-breaks;">®</sup>
Class Name	I-2
Trading Symbol	PCRPX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the PIMCO CommodityRealReturn Strategy Fund® (the "Fund") for the period of April 1, 2024 to March 31, 2025 (the "reporting period").
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.pimco.com/literature. You can also request this information by contacting us at 888.87.PIMCO (888.877.4626).
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	888.87.PIMCO (888.877.4626)
Expenses [Text Block]

What were the Fund costs for the reporting period?

(based on a hypothetical $10,000 investment)
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
I-2	$107	1.00%

Expenses Paid, Amount	$ 107
Expense Ratio, Percent	1.00%
Factors Affecting Performance [Text Block]

How did the Fund perform during the reporting period and what affected its performance?

The following affected performance (on a gross basis) during the reporting period:

  The structural allocation to short-term U.S. Treasury inflation-protected securities ("TIPS”), contributed to relative performance versus the Bloomberg Commodity Index Total Return ("Index"), as short-term TIPS underperformed 3-month Treasury Bills.

  Eurozone interest rate strategies, including short exposure to duration and exposure to swap spreads, contributed to relative performance versus the Index, as eurozone rates rose, while swaps spreads tightened.

  Positioning within the agriculture sector, including an underweight exposure to corn, contributed to relative performance versus the Index, as corn posted negative returns.

  Exposure to U.S. non-agency residential mortgage-backed securities and collateralized loan obligations contributed to relative performance versus the Index, as spreads broadly tightened across these sectors.

  Exposure to California Carbon Allowances ("CCAs") detracted from relative performance versus the Index, as CCAs posted negative returns.

  Positioning within the energy sector, including an underweight exposure to natural gas, detracted from relative performance versus the Index, as natural gas posted positive returns.

  There were no other material detractors for this Fund.

Performance Past Does Not Indicate Future [Text]	Performance quoted represents past performance. Past performance is not a guarantee or a reliable indicator of future results.
Line Graph [Table Text Block]
	I-2	S&P 500 Index	Bloomberg Commodity Index Total Return
3/31/15	$1,000,000	$1,000,000	$1,000,000
4/30/15	$1,061,321	$1,009,593	$1,057,338
5/31/15	$1,028,302	$1,022,576	$1,028,810
6/30/15	$1,045,126	$1,002,781	$1,046,581
7/31/15	$935,112	$1,023,790	$935,445
8/31/15	$914,784	$962,021	$926,850
9/30/15	$876,303	$938,217	$895,178
10/31/15	$876,303	$1,017,360	$891,184
11/30/15	$810,488	$1,020,385	$826,535
12/31/15	$782,095	$1,004,292	$801,030
1/31/16	$769,661	$954,455	$787,568
2/29/16	$751,010	$953,167	$774,758
3/31/16	$795,772	$1,017,828	$804,366
4/30/16	$865,402	$1,021,774	$872,835
5/31/16	$859,185	$1,040,123	$871,186
6/30/16	$903,797	$1,042,818	$907,173
7/31/16	$858,919	$1,081,265	$860,803
8/31/16	$842,713	$1,082,784	$845,635
9/30/16	$875,364	$1,082,988	$872,120
10/31/16	$870,355	$1,063,233	$867,860
11/30/16	$877,869	$1,102,610	$879,433
12/31/16	$895,439	$1,124,405	$895,285
1/31/17	$902,964	$1,145,730	$896,497
2/28/17	$904,218	$1,191,223	$898,369
3/31/17	$880,869	$1,192,612	$874,459
4/30/17	$866,967	$1,204,860	$861,293
5/31/17	$853,065	$1,221,816	$849,853
6/30/17	$845,089	$1,229,442	$848,220
7/31/17	$868,492	$1,254,723	$867,399
8/31/17	$873,692	$1,258,564	$870,895
9/30/17	$872,330	$1,284,525	$869,597
10/31/17	$894,971	$1,314,500	$888,244
11/30/17	$889,644	$1,354,816	$884,147
12/31/17	$918,768	$1,369,880	$910,542
1/31/18	$936,463	$1,448,311	$928,625
2/28/18	$916,046	$1,394,930	$912,565
3/31/18	$916,046	$1,359,480	$906,893
4/30/18	$937,824	$1,364,697	$930,332
5/31/18	$951,435	$1,397,561	$943,512
6/30/18	$919,778	$1,406,163	$910,526
7/31/18	$897,581	$1,458,492	$891,093
8/31/18	$883,708	$1,506,017	$875,316
9/30/18	$899,665	$1,514,589	$892,101
10/31/18	$868,642	$1,411,067	$872,843
11/30/18	$848,900	$1,439,822	$867,927
12/31/18	$791,201	$1,309,819	$808,148
1/31/19	$844,234	$1,414,783	$852,163
2/28/19	$860,001	$1,460,209	$860,791
3/31/19	$865,444	$1,488,583	$859,254
4/30/19	$868,324	$1,548,856	$855,632
5/31/19	$833,764	$1,450,428	$826,844
6/30/19	$860,425	$1,552,649	$849,049
7/31/19	$854,582	$1,574,964	$843,338
8/31/19	$829,748	$1,550,016	$823,777
9/30/19	$835,999	$1,579,018	$833,453
10/31/19	$855,268	$1,613,219	$850,305
11/30/19	$834,517	$1,671,777	$828,533
12/31/19	$887,827	$1,722,235	$870,302
1/31/20	$820,681	$1,721,559	$806,275
2/29/20	$778,901	$1,579,842	$765,637
3/31/20	$636,522	$1,384,711	$667,566
4/30/20	$644,010	$1,562,223	$657,296
5/31/20	$685,946	$1,636,628	$685,825
6/30/20	$711,294	$1,669,176	$701,478
7/31/20	$761,024	$1,763,293	$741,515
8/31/20	$824,318	$1,890,039	$791,665
9/30/20	$794,715	$1,818,224	$765,133
10/31/20	$800,770	$1,769,870	$775,911
11/30/20	$838,614	$1,963,607	$803,165
12/31/20	$894,545	$2,039,105	$843,115
1/31/21	$924,920	$2,018,518	$865,252
2/28/21	$987,189	$2,074,179	$921,239
3/31/21	$970,482	$2,165,019	$901,460
4/30/21	$1,060,089	$2,280,563	$976,197
5/31/21	$1,098,057	$2,296,491	$1,002,832
6/30/21	$1,115,506	$2,350,103	$1,021,397
7/31/21	$1,148,750	$2,405,929	$1,040,176
8/31/21	$1,145,056	$2,479,083	$1,037,099
9/30/21	$1,196,515	$2,363,781	$1,088,697
10/31/21	$1,232,260	$2,529,392	$1,116,831
11/30/21	$1,140,076	$2,511,866	$1,035,184
12/31/21	$1,191,052	$2,624,438	$1,071,677
1/31/22	$1,281,655	$2,488,631	$1,165,757
2/28/22	$1,370,370	$2,414,118	$1,238,380
3/31/22	$1,482,674	$2,503,753	$1,345,463
4/30/22	$1,540,936	$2,285,421	$1,401,174
5/31/22	$1,569,063	$2,289,614	$1,422,542
6/30/22	$1,369,850	$2,100,621	$1,269,269
7/31/22	$1,455,603	$2,294,307	$1,323,371
8/31/22	$1,422,622	$2,200,741	$1,324,537
9/30/22	$1,253,544	$1,998,056	$1,217,138
10/31/22	$1,295,084	$2,159,821	$1,241,373
11/30/22	$1,331,738	$2,280,521	$1,275,363
12/31/22	$1,298,511	$2,149,130	$1,244,144
1/31/23	$1,295,840	$2,284,168	$1,238,048
2/28/23	$1,229,044	$2,228,437	$1,179,872
3/31/23	$1,242,977	$2,310,252	$1,177,442
4/30/23	$1,232,713	$2,346,311	$1,168,594
5/31/23	$1,146,861	$2,356,510	$1,102,728
6/30/23	$1,186,054	$2,512,217	$1,147,271
7/31/23	$1,267,240	$2,592,922	$1,219,048
8/31/23	$1,255,109	$2,551,639	$1,209,708
9/30/23	$1,239,245	$2,429,982	$1,201,309
10/31/23	$1,238,312	$2,378,888	$1,204,500
11/30/23	$1,223,381	$2,596,140	$1,177,367
12/31/23	$1,199,073	$2,714,085	$1,145,700
1/31/24	$1,208,411	$2,759,693	$1,150,258
2/29/24	$1,183,197	$2,907,048	$1,133,338
3/31/24	$1,227,115	$3,000,582	$1,170,830
4/30/24	$1,245,922	$2,878,024	$1,202,337
5/31/24	$1,272,251	$3,020,730	$1,223,445
6/30/24	$1,255,396	$3,129,120	$1,204,629
7/31/24	$1,215,542	$3,167,209	$1,156,009
8/31/24	$1,214,593	$3,244,035	$1,156,572
9/30/24	$1,279,078	$3,313,318	$1,212,799
10/31/24	$1,245,569	$3,283,271	$1,190,324
11/30/24	$1,248,441	$3,476,003	$1,195,165
12/31/24	$1,254,908	$3,393,141	$1,207,347
1/31/25	$1,307,837	$3,487,632	$1,255,084
2/28/25	$1,328,047	$3,442,124	$1,264,860
3/31/25	$1,388,470	$3,248,180	$1,314,556

Average Annual Return [Table Text Block]
Class/Index Name	1 Year	5 Years	10 Years
I-2	13.15%	16.88%	3.34%
S&P 500 Index	8.25%	18.59%	12.50%
Bloomberg Commodity Index Total Return	12.28%	14.51%	2.77%

No Deduction of Taxes [Text Block]	Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
Performance Table Market Index Changed [Text Block]	Differences in the Fund’s performance versus an index and related attribution information with respect to particular categories of securities or individual positions may be attributable, in part, to differences in the pricing methodologies used by the Fund and the index.
Updated Performance Information Location [Text Block]	For performance current to the most recent month-end, visit www.pimco.com/literature or via 888.87.PIMCO (888.877.4626).
AssetsNet	$ 3,745,951,000
Holdings Count | Holding	1,303
Advisory Fees Paid, Amount	$ 19,836,000
InvestmentCompanyPortfolioTurnover	268.00%
Additional Fund Statistics [Text Block]

Key Fund StatisticsFootnote Reference† (as of the end of the reporting period)

Total Net Assets	$3,745,951
# of Portfolio Holdings	1,303
Portfolio Turnover Rate	268%
Total Net Advisory Fees Paid During the Reporting Period	$19,836
Footnote	Description
Footnote†	Dollar amounts displayed in 000's

Holdings [Text Block]

Security Type Breakdown (% of Net Asset Value)Footnote Reference*

U.S. Treasury Obligations	76.2%
U.S. Government Agencies	13.8%
Sovereign Issues	10.9%
Asset-Backed Securities	9.4%
Non-Agency Mortgage-Backed Securities	1.2%
Corporate Bonds & Notes	0.2%
Preferred Securities	0.1%
Short-Term Instruments	12.0%
Affiliated Investments	8.1%
Financial Derivative Instruments	1.4%
Other Assets and Liabilities, Net	(33.3%)
Total	100.0%
Footnote	Description
Footnote*	% of Net Asset Value includes derivatives instruments, if any, valued at the value used for determining the Fund's net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes and planned changes of the Fund since the beginning of the reporting period. For more information, you may refer to the Fund's next prospectus, which we expect to be available by July 31, 2025 or upon request at 888.87.PIMCO (888.877.4626).

Changes to Total Annual Fund Operating Expenses. Annual fund operating expenses decreased during the year by 0.10% as a result of lower expenses related to interest.

Material Fund Change Expenses [Text Block]	Changes to Total Annual Fund Operating Expenses. Annual fund operating expenses decreased during the year by 0.10% as a result of lower expenses related to interest.
Summary of Change Legend [Text Block]

This is a summary of certain changes and planned changes of the Fund since the beginning of the reporting period. For more information, you may refer to the Fund's next prospectus, which we expect to be available by July 31, 2025 or upon request at 888.87.PIMCO (888.877.4626).

C000088664
Shareholder Report [Line Items]
Fund Name	PIMCO CommodityRealReturn Strategy Fund<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 15px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: left; white-space-collapse: preserve-breaks;">®</sup>
Class Name	Class R
Trading Symbol	PCSRX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the PIMCO CommodityRealReturn Strategy Fund® (the "Fund") for the period of April 1, 2024 to March 31, 2025 (the "reporting period").
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.pimco.com/literature. You can also request this information by contacting us at 888.87.PIMCO (888.877.4626).
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	888.87.PIMCO (888.877.4626)
Expenses [Text Block]

What were the Fund costs for the reporting period?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R	$170	1.60%

Expenses Paid, Amount	$ 170
Expense Ratio, Percent	1.60%
Factors Affecting Performance [Text Block]

How did the Fund perform during the reporting period and what affected its performance?

The following affected performance (on a gross basis) during the reporting period:

  The structural allocation to short-term U.S. Treasury inflation-protected securities ("TIPS”), contributed to relative performance versus the Bloomberg Commodity Index Total Return ("Index"), as short-term TIPS underperformed 3-month Treasury Bills.

  Eurozone interest rate strategies, including short exposure to duration and exposure to swap spreads, contributed to relative performance versus the Index, as eurozone rates rose, while swaps spreads tightened.

  Positioning within the agriculture sector, including an underweight exposure to corn, contributed to relative performance versus the Index, as corn posted negative returns.

  Exposure to U.S. non-agency residential mortgage-backed securities and collateralized loan obligations contributed to relative performance versus the Index, as spreads broadly tightened across these sectors.

  Exposure to California Carbon Allowances ("CCAs") detracted from relative performance versus the Index, as CCAs posted negative returns.

  Positioning within the energy sector, including an underweight exposure to natural gas, detracted from relative performance versus the Index, as natural gas posted positive returns.

  There were no other material detractors for this Fund.

Performance Past Does Not Indicate Future [Text]	Performance quoted represents past performance. Past performance is not a guarantee or a reliable indicator of future results.
Line Graph [Table Text Block]
	Class R	S&P 500 Index	Bloomberg Commodity Index Total Return
3/31/15	$10,000	$10,000	$10,000
4/30/15	$10,610	$10,096	$10,573
5/31/15	$10,268	$10,226	$10,288
6/30/15	$10,456	$10,028	$10,466
7/31/15	$9,319	$10,238	$9,354
8/31/15	$9,133	$9,620	$9,269
9/30/15	$8,735	$9,382	$8,952
10/31/15	$8,735	$10,174	$8,912
11/30/15	$8,068	$10,204	$8,265
12/31/15	$7,788	$10,043	$8,010
1/31/16	$7,646	$9,545	$7,876
2/29/16	$7,467	$9,532	$7,748
3/31/16	$7,903	$10,178	$8,044
4/30/16	$8,596	$10,218	$8,728
5/31/16	$8,532	$10,401	$8,712
6/30/16	$8,970	$10,428	$9,072
7/31/16	$8,520	$10,813	$8,608
8/31/16	$8,353	$10,828	$8,456
9/30/16	$8,663	$10,830	$8,721
10/31/16	$8,611	$10,632	$8,679
11/30/16	$8,688	$11,026	$8,794
12/31/16	$8,856	$11,244	$8,953
1/31/17	$8,920	$11,457	$8,965
2/28/17	$8,933	$11,912	$8,984
3/31/17	$8,696	$11,926	$8,745
4/30/17	$8,553	$12,049	$8,613
5/31/17	$8,423	$12,218	$8,499
6/30/17	$8,345	$12,294	$8,482
7/31/17	$8,558	$12,547	$8,674
8/31/17	$8,612	$12,586	$8,709
9/30/17	$8,598	$12,845	$8,696
10/31/17	$8,803	$13,145	$8,882
11/30/17	$8,748	$13,548	$8,841
12/31/17	$9,034	$13,699	$9,105
1/31/18	$9,201	$14,483	$9,286
2/28/18	$9,006	$13,949	$9,126
3/31/18	$8,992	$13,595	$9,069
4/30/18	$9,215	$13,647	$9,303
5/31/18	$9,341	$13,976	$9,435
6/30/18	$9,019	$14,062	$9,105
7/31/18	$8,791	$14,585	$8,911
8/31/18	$8,649	$15,060	$8,753
9/30/18	$8,813	$15,146	$8,921
10/31/18	$8,496	$14,111	$8,728
11/30/18	$8,308	$14,398	$8,679
12/31/18	$7,732	$13,098	$8,081
1/31/19	$8,245	$14,148	$8,522
2/28/19	$8,392	$14,602	$8,608
3/31/19	$8,437	$14,886	$8,593
4/30/19	$8,467	$15,489	$8,556
5/31/19	$8,128	$14,504	$8,268
6/30/19	$8,391	$15,526	$8,490
7/31/19	$8,317	$15,750	$8,433
8/31/19	$8,078	$15,500	$8,238
9/30/19	$8,129	$15,790	$8,335
10/31/19	$8,311	$16,132	$8,503
11/30/19	$8,114	$16,718	$8,285
12/31/19	$8,614	$17,222	$8,703
1/31/20	$7,974	$17,216	$8,063
2/29/20	$7,548	$15,798	$7,656
3/31/20	$6,163	$13,847	$6,676
4/30/20	$6,239	$15,622	$6,573
5/31/20	$6,651	$16,366	$6,858
6/30/20	$6,887	$16,692	$7,015
7/31/20	$7,378	$17,633	$7,415
8/31/20	$7,976	$18,900	$7,917
9/30/20	$7,678	$18,182	$7,651
10/31/20	$7,740	$17,699	$7,759
11/30/20	$8,109	$19,636	$8,032
12/31/20	$8,632	$20,391	$8,431
1/31/21	$8,941	$20,185	$8,653
2/28/21	$9,526	$20,742	$9,212
3/31/21	$9,372	$21,650	$9,015
4/30/21	$10,220	$22,806	$9,762
5/31/21	$10,574	$22,965	$10,028
6/30/21	$10,743	$23,501	$10,214
7/31/21	$11,065	$24,059	$10,402
8/31/21	$11,009	$24,791	$10,371
9/30/21	$11,501	$23,638	$10,887
10/31/21	$11,829	$25,294	$11,168
11/30/21	$10,961	$25,119	$10,352
12/31/21	$11,445	$26,244	$10,717
1/31/22	$12,295	$24,886	$11,658
2/28/22	$13,146	$24,141	$12,384
3/31/22	$14,206	$25,038	$13,455
4/30/22	$14,764	$22,854	$14,012
5/31/22	$15,032	$22,896	$14,225
6/30/22	$13,097	$21,006	$12,693
7/31/22	$13,915	$22,943	$13,234
8/31/22	$13,597	$22,007	$13,245
9/30/22	$11,967	$19,981	$12,171
10/31/22	$12,374	$21,598	$12,414
11/30/22	$12,705	$22,805	$12,754
12/31/22	$12,384	$21,491	$12,441
1/31/23	$12,356	$22,842	$12,380
2/28/23	$11,739	$22,284	$11,799
3/31/23	$11,834	$23,103	$11,774
4/30/23	$11,735	$23,463	$11,686
5/31/23	$10,920	$23,565	$11,027
6/30/23	$11,284	$25,122	$11,473
7/31/23	$12,050	$25,929	$12,190
8/31/23	$11,932	$25,516	$12,097
9/30/23	$11,775	$24,300	$12,013
10/31/23	$11,755	$23,789	$12,045
11/30/23	$11,608	$25,961	$11,774
12/31/23	$11,372	$27,141	$11,457
1/31/24	$11,451	$27,597	$11,503
2/29/24	$11,215	$29,070	$11,333
3/31/24	$11,624	$30,006	$11,708
4/30/24	$11,792	$28,780	$12,023
5/31/24	$12,039	$30,207	$12,234
6/30/24	$11,878	$31,291	$12,046
7/31/24	$11,489	$31,672	$11,560
8/31/24	$11,469	$32,440	$11,566
9/30/24	$12,078	$33,133	$12,128
10/31/24	$11,757	$32,833	$11,903
11/30/24	$11,777	$34,760	$11,952
12/31/24	$11,824	$33,931	$12,073
1/31/25	$12,319	$34,876	$12,551
2/28/25	$12,511	$34,421	$12,649
3/31/25	$13,079	$32,482	$13,146

Average Annual Return [Table Text Block]
Class/Index Name	1 Year	5 Years	10 Years
Class R	12.52%	16.24%	2.72%
S&P 500 Index	8.25%	18.59%	12.50%
Bloomberg Commodity Index Total Return	12.28%	14.51%	2.77%

No Deduction of Taxes [Text Block]	Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
Performance Table Market Index Changed [Text Block]	Differences in the Fund’s performance versus an index and related attribution information with respect to particular categories of securities or individual positions may be attributable, in part, to differences in the pricing methodologies used by the Fund and the index.
Updated Performance Information Location [Text Block]	For performance current to the most recent month-end, visit www.pimco.com/literature or via 888.87.PIMCO (888.877.4626).
AssetsNet	$ 3,745,951,000
Holdings Count | Holding	1,303
Advisory Fees Paid, Amount	$ 19,836,000
InvestmentCompanyPortfolioTurnover	268.00%
Additional Fund Statistics [Text Block]

Key Fund StatisticsFootnote Reference† (as of the end of the reporting period)

Total Net Assets	$3,745,951
# of Portfolio Holdings	1,303
Portfolio Turnover Rate	268%
Total Net Advisory Fees Paid During the Reporting Period	$19,836
Footnote	Description
Footnote†	Dollar amounts displayed in 000's

Holdings [Text Block]

Security Type Breakdown (% of Net Asset Value)Footnote Reference*

U.S. Treasury Obligations	76.2%
U.S. Government Agencies	13.8%
Sovereign Issues	10.9%
Asset-Backed Securities	9.4%
Non-Agency Mortgage-Backed Securities	1.2%
Corporate Bonds & Notes	0.2%
Preferred Securities	0.1%
Short-Term Instruments	12.0%
Affiliated Investments	8.1%
Financial Derivative Instruments	1.4%
Other Assets and Liabilities, Net	(33.3%)
Total	100.0%
Footnote	Description
Footnote*	% of Net Asset Value includes derivatives instruments, if any, valued at the value used for determining the Fund's net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes and planned changes of the Fund since the beginning of the reporting period. For more information, you may refer to the Fund's next prospectus, which we expect to be available by July 31, 2025 or upon request at 888.87.PIMCO (888.877.4626).

Changes to Total Annual Fund Operating Expenses. Annual fund operating expenses decreased during the year by 0.10% as a result of lower expenses related to interest.

Material Fund Change Expenses [Text Block]	Changes to Total Annual Fund Operating Expenses. Annual fund operating expenses decreased during the year by 0.10% as a result of lower expenses related to interest.
Summary of Change Legend [Text Block]

This is a summary of certain changes and planned changes of the Fund since the beginning of the reporting period. For more information, you may refer to the Fund's next prospectus, which we expect to be available by July 31, 2025 or upon request at 888.87.PIMCO (888.877.4626).

C000075263
Shareholder Report [Line Items]
Fund Name	PIMCO Government Money Market Fund
Class Name	Class A
Trading Symbol	AMAXX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the PIMCO Government Money Market Fund (the "Fund") for the period of April 1, 2024 to March 31, 2025 (the "reporting period").
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.pimco.com/literature. You can also request this information by contacting us at 888.87.PIMCO (888.877.4626).
Additional Information Phone Number	888.87.PIMCO (888.877.4626)
Expenses [Text Block]

What were the Fund costs for the reporting period?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$34	0.33%

Expenses Paid, Amount	$ 34
Expense Ratio, Percent	0.33%
Factors Affecting Performance [Text Block]

How did the Fund perform during the reporting period and what affected its performance?

The following affected performance (on a gross basis) during the reporting period:

  Underweight U.S. duration positioning detracted from relative performance, as interest rates fell.

  There were no material contributors for this Fund.

Performance Past Does Not Indicate Future [Text]	Performance quoted represents past performance. Past performance is not a guarantee or a reliable indicator of future results.
Line Graph [Table Text Block]
	Class A (including sales charge)	Bloomberg U.S. Aggregate Index	FTSE 3-Month Treasury Bill Index
3/31/15	$10,000	$10,000	$10,000
4/30/15	$10,000	$9,964	$10,000
5/31/15	$10,000	$9,940	$10,000
6/30/15	$10,000	$9,832	$10,000
7/31/15	$10,000	$9,900	$10,001
8/31/15	$10,000	$9,886	$10,001
9/30/15	$10,000	$9,953	$10,001
10/31/15	$10,000	$9,954	$10,001
11/30/15	$10,001	$9,928	$10,002
12/31/15	$10,003	$9,896	$10,002
1/31/16	$10,004	$10,032	$10,004
2/29/16	$10,006	$10,103	$10,005
3/31/16	$10,007	$10,196	$10,008
4/30/16	$10,007	$10,235	$10,010
5/31/16	$10,008	$10,238	$10,012
6/30/16	$10,009	$10,422	$10,014
7/31/16	$10,011	$10,488	$10,016
8/31/16	$10,013	$10,476	$10,019
9/30/16	$10,015	$10,470	$10,021
10/31/16	$10,016	$10,389	$10,024
11/30/16	$10,017	$10,144	$10,026
12/31/16	$10,018	$10,158	$10,029
1/31/17	$10,020	$10,178	$10,033
2/28/17	$10,023	$10,246	$10,037
3/31/17	$10,026	$10,241	$10,042
4/30/17	$10,030	$10,320	$10,047
5/31/17	$10,035	$10,399	$10,053
6/30/17	$10,041	$10,389	$10,060
7/31/17	$10,047	$10,434	$10,068
8/31/17	$10,054	$10,527	$10,077
9/30/17	$10,061	$10,477	$10,086
10/31/17	$10,068	$10,483	$10,095
11/30/17	$10,075	$10,470	$10,104
12/31/17	$10,084	$10,518	$10,114
1/31/18	$10,093	$10,397	$10,125
2/28/18	$10,101	$10,298	$10,136
3/31/18	$10,113	$10,364	$10,149
4/30/18	$10,125	$10,287	$10,163
5/31/18	$10,138	$10,360	$10,178
6/30/18	$10,152	$10,348	$10,193
7/31/18	$10,166	$10,350	$10,210
8/31/18	$10,182	$10,417	$10,227
9/30/18	$10,195	$10,350	$10,244
10/31/18	$10,212	$10,268	$10,263
11/30/18	$10,230	$10,329	$10,282
12/31/18	$10,248	$10,519	$10,302
1/31/19	$10,267	$10,631	$10,323
2/28/19	$10,284	$10,625	$10,342
3/31/19	$10,303	$10,829	$10,364
4/30/19	$10,322	$10,831	$10,385
5/31/19	$10,342	$11,024	$10,406
6/30/19	$10,359	$11,162	$10,427
7/31/19	$10,379	$11,187	$10,448
8/31/19	$10,397	$11,476	$10,468
9/30/19	$10,412	$11,415	$10,486
10/31/19	$10,427	$11,450	$10,504
11/30/19	$10,439	$11,444	$10,519
12/31/19	$10,450	$11,436	$10,534
1/31/20	$10,462	$11,656	$10,548
2/29/20	$10,473	$11,866	$10,562
3/31/20	$10,477	$11,796	$10,575
4/30/20	$10,478	$12,006	$10,584
5/31/20	$10,478	$12,062	$10,588
6/30/20	$10,478	$12,137	$10,589
7/31/20	$10,478	$12,319	$10,591
8/31/20	$10,478	$12,219	$10,592
9/30/20	$10,478	$12,213	$10,593
10/31/20	$10,478	$12,158	$10,594
11/30/20	$10,479	$12,277	$10,595
12/31/20	$10,479	$12,294	$10,595
1/31/21	$10,479	$12,206	$10,596
2/28/21	$10,479	$12,030	$10,597
3/31/21	$10,479	$11,880	$10,597
4/30/21	$10,479	$11,974	$10,598
5/31/21	$10,479	$12,013	$10,598
6/30/21	$10,479	$12,097	$10,598
7/31/21	$10,479	$12,232	$10,598
8/31/21	$10,479	$12,209	$10,599
9/30/21	$10,479	$12,103	$10,599
10/31/21	$10,479	$12,100	$10,599
11/30/21	$10,479	$12,136	$10,600
12/31/21	$10,479	$12,105	$10,600
1/31/22	$10,479	$11,844	$10,601
2/28/22	$10,479	$11,712	$10,602
3/31/22	$10,479	$11,386	$10,603
4/30/22	$10,479	$10,954	$10,606
5/31/22	$10,483	$11,025	$10,611
6/30/22	$10,489	$10,852	$10,619
7/31/22	$10,500	$11,117	$10,630
8/31/22	$10,516	$10,803	$10,645
9/30/22	$10,536	$10,336	$10,666
10/31/22	$10,558	$10,202	$10,693
11/30/22	$10,587	$10,578	$10,723
12/31/22	$10,624	$10,530	$10,759
1/31/23	$10,657	$10,854	$10,799
2/28/23	$10,692	$10,573	$10,837
3/31/23	$10,735	$10,842	$10,880
4/30/23	$10,772	$10,908	$10,923
5/31/23	$10,816	$10,789	$10,970
6/30/23	$10,862	$10,750	$11,016
7/31/23	$10,904	$10,743	$11,067
8/31/23	$10,951	$10,674	$11,118
9/30/23	$10,999	$10,403	$11,168
10/31/23	$11,045	$10,239	$11,221
11/30/23	$11,092	$10,702	$11,272
12/31/23	$11,142	$11,112	$11,325
1/31/24	$11,188	$11,082	$11,378
2/29/24	$11,234	$10,925	$11,428
3/31/24	$11,282	$11,026	$11,480
4/30/24	$11,330	$10,747	$11,532
5/31/24	$11,382	$10,930	$11,586
6/30/24	$11,427	$11,033	$11,638
7/31/24	$11,477	$11,291	$11,692
8/31/24	$11,530	$11,453	$11,746
9/30/24	$11,574	$11,606	$11,797
10/31/24	$11,620	$11,319	$11,848
11/30/24	$11,663	$11,438	$11,895
12/31/24	$11,706	$11,251	$11,942
1/31/25	$11,748	$11,311	$11,988
2/28/25	$11,785	$11,560	$12,029
3/31/25	$11,824	$11,564	$12,074

Average Annual Return [Table Text Block]
Class/Index Name	1 Year	5 Years	10 Years
Class A (excluding sales charge)	4.80%	2.45%	1.69%
Class A (including sales charge)	4.80%	2.45%	1.69%
Bloomberg U.S. Aggregate Index	4.88%	(0.40%)	1.46%
FTSE 3-Month Treasury Bill Index	5.17%	2.69%	1.90%

No Deduction of Taxes [Text Block]	Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
Performance Table Market Index Changed [Text Block]	Differences in the Fund’s performance versus an index and related attribution information with respect to particular categories of securities or individual positions may be attributable, in part, to differences in the pricing methodologies used by the Fund and the index.
Updated Performance Information Location [Text Block]	For performance current to the most recent month-end, visit www.pimco.com/literature or via 888.87.PIMCO (888.877.4626).
AssetsNet	$ 4,462,627,000
Holdings Count | Holding	15
Advisory Fees Paid, Amount	$ 4,188,000
Additional Fund Statistics [Text Block]

Key Fund StatisticsFootnote Reference† (as of the end of the reporting period)

Total Net Assets	$4,462,627
# of Portfolio Holdings	15
Total Net Advisory Fees Paid During the Reporting Period	$4,188
Footnote	Description
Footnote†	Dollar amounts displayed in 000's

Holdings [Text Block]

Security Type Breakdown (% of Net Asset Value)Footnote Reference*

Short-Term Instruments	146.9%
Other Assets and Liabilities, Net	(46.9%)
Total	100.0%
Footnote	Description
Footnote*	% of Net Asset Value includes derivatives instruments, if any, valued at the value used for determining the Fund's net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.

Material Fund Change [Text Block]
C000072053
Shareholder Report [Line Items]
Fund Name	PIMCO Government Money Market Fund
Class Name	Administrative Class
Trading Symbol	PGOXX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the PIMCO Government Money Market Fund (the "Fund") for the period of April 1, 2024 to March 31, 2025 (the "reporting period").
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.pimco.com/literature. You can also request this information by contacting us at 888.87.PIMCO (888.877.4626).
Additional Information Phone Number	888.87.PIMCO (888.877.4626)
Expenses [Text Block]

What were the Fund costs for the reporting period?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Administrative Class	$18	0.18%

Expenses Paid, Amount	$ 18
Expense Ratio, Percent	0.18%
Factors Affecting Performance [Text Block]

How did the Fund perform during the reporting period and what affected its performance?

The following affected performance (on a gross basis) during the reporting period:

  Underweight U.S. duration positioning detracted from relative performance, as interest rates fell.

  There were no material contributors for this Fund.

Performance Past Does Not Indicate Future [Text]	Performance quoted represents past performance. Past performance is not a guarantee or a reliable indicator of future results.
Line Graph [Table Text Block]
	Administrative Class	Bloomberg U.S. Aggregate Index	FTSE 3-Month Treasury Bill Index
3/31/15	$1,000,000	$1,000,000	$1,000,000
4/30/15	$1,000,010	$996,412	$1,000,016
5/31/15	$1,000,016	$994,012	$1,000,030
6/30/15	$1,000,024	$983,174	$1,000,041
7/31/15	$1,000,045	$990,008	$1,000,050
8/31/15	$1,000,079	$988,586	$1,000,075
9/30/15	$1,000,094	$995,273	$1,000,101
10/31/15	$1,000,105	$995,439	$1,000,125
11/30/15	$1,000,114	$992,809	$1,000,152
12/31/15	$1,000,457	$989,601	$1,000,229
1/31/16	$1,000,700	$1,003,219	$1,000,354
2/29/16	$1,000,945	$1,010,335	$1,000,534
3/31/16	$1,001,171	$1,019,605	$1,000,767
4/30/16	$1,001,378	$1,023,519	$1,001,004
5/31/16	$1,001,515	$1,023,781	$1,001,216
6/30/16	$1,001,799	$1,042,177	$1,001,416
7/31/16	$1,002,081	$1,048,765	$1,001,638
8/31/16	$1,002,326	$1,047,566	$1,001,877
9/30/16	$1,002,671	$1,046,952	$1,002,116
10/31/16	$1,002,928	$1,038,944	$1,002,369
11/30/16	$1,003,232	$1,014,369	$1,002,627
12/31/16	$1,003,475	$1,015,800	$1,002,938
1/31/17	$1,003,833	$1,017,793	$1,003,311
2/28/17	$1,004,177	$1,024,634	$1,003,703
3/31/17	$1,004,652	$1,024,097	$1,004,153
4/30/17	$1,005,169	$1,032,000	$1,004,663
5/31/17	$1,005,760	$1,039,943	$1,005,272
6/30/17	$1,006,561	$1,038,896	$1,005,984
7/31/17	$1,007,289	$1,043,367	$1,006,794
8/31/17	$1,008,110	$1,052,726	$1,007,683
9/30/17	$1,008,941	$1,047,712	$1,008,552
10/31/17	$1,009,733	$1,048,319	$1,009,463
11/30/17	$1,010,574	$1,046,973	$1,010,364
12/31/17	$1,011,609	$1,051,778	$1,011,376
1/31/18	$1,012,653	$1,039,665	$1,012,488
2/28/18	$1,013,626	$1,029,809	$1,013,578
3/31/18	$1,014,962	$1,036,414	$1,014,900
4/30/18	$1,016,312	$1,028,705	$1,016,269
5/31/18	$1,017,728	$1,036,047	$1,017,787
6/30/18	$1,019,253	$1,034,773	$1,019,327
7/31/18	$1,020,786	$1,035,019	$1,020,980
8/31/18	$1,022,532	$1,041,679	$1,022,701
9/30/18	$1,023,971	$1,034,971	$1,024,424
10/31/18	$1,025,797	$1,026,792	$1,026,288
11/30/18	$1,027,729	$1,032,921	$1,028,181
12/31/18	$1,029,666	$1,051,898	$1,030,216
1/31/19	$1,031,658	$1,063,068	$1,032,309
2/28/19	$1,033,503	$1,062,452	$1,034,221
3/31/19	$1,035,582	$1,082,853	$1,036,364
4/30/19	$1,037,602	$1,083,130	$1,038,451
5/31/19	$1,039,789	$1,102,358	$1,040,621
6/30/19	$1,041,637	$1,116,201	$1,042,721
7/31/19	$1,043,727	$1,118,657	$1,044,805
8/31/19	$1,045,659	$1,147,643	$1,046,791
9/30/19	$1,047,358	$1,141,531	$1,048,587
10/31/19	$1,048,942	$1,144,969	$1,050,362
11/30/19	$1,050,249	$1,144,386	$1,051,926
12/31/19	$1,051,525	$1,143,588	$1,053,424
1/31/20	$1,052,871	$1,165,596	$1,054,843
2/29/20	$1,054,063	$1,186,575	$1,056,175
3/31/20	$1,054,535	$1,179,592	$1,057,509
4/30/20	$1,054,703	$1,200,561	$1,058,376
5/31/20	$1,054,712	$1,206,151	$1,058,833
6/30/20	$1,054,715	$1,213,749	$1,058,937
7/31/20	$1,054,729	$1,231,878	$1,059,058
8/31/20	$1,054,731	$1,221,935	$1,059,176
9/30/20	$1,054,735	$1,221,265	$1,059,278
10/31/20	$1,054,742	$1,215,812	$1,059,369
11/30/20	$1,054,749	$1,227,742	$1,059,456
12/31/20	$1,054,754	$1,229,433	$1,059,538
1/31/21	$1,054,756	$1,220,618	$1,059,615
2/28/21	$1,054,771	$1,202,992	$1,059,676
3/31/21	$1,054,772	$1,187,971	$1,059,730
4/30/21	$1,054,772	$1,197,356	$1,059,766
5/31/21	$1,054,783	$1,201,268	$1,059,790
6/30/21	$1,054,783	$1,209,708	$1,059,806
7/31/21	$1,054,783	$1,223,233	$1,059,829
8/31/21	$1,054,784	$1,220,905	$1,059,862
9/30/21	$1,054,799	$1,210,334	$1,059,903
10/31/21	$1,054,804	$1,210,000	$1,059,941
11/30/21	$1,054,804	$1,213,580	$1,059,981
12/31/21	$1,054,815	$1,210,475	$1,060,025
1/31/22	$1,054,818	$1,184,396	$1,060,075
2/28/22	$1,054,819	$1,171,183	$1,060,155
3/31/22	$1,054,872	$1,138,645	$1,060,323
4/30/22	$1,054,983	$1,095,436	$1,060,623
5/31/22	$1,055,447	$1,102,499	$1,061,136
6/30/22	$1,056,225	$1,085,203	$1,061,852
7/31/22	$1,057,452	$1,111,719	$1,062,953
8/31/22	$1,059,232	$1,080,306	$1,064,534
9/30/22	$1,061,341	$1,033,630	$1,066,619
10/31/22	$1,063,684	$1,020,242	$1,069,261
11/30/22	$1,066,701	$1,057,762	$1,072,326
12/31/22	$1,070,572	$1,052,991	$1,075,945
1/31/23	$1,074,106	$1,085,385	$1,079,916
2/28/23	$1,077,746	$1,057,322	$1,083,683
3/31/23	$1,082,167	$1,084,180	$1,088,015
4/30/23	$1,086,077	$1,090,751	$1,092,346
5/31/23	$1,090,655	$1,078,874	$1,096,968
6/30/23	$1,095,435	$1,075,027	$1,101,639
7/31/23	$1,099,813	$1,074,277	$1,106,658
8/31/23	$1,104,692	$1,067,415	$1,111,804
9/30/23	$1,109,611	$1,040,290	$1,116,824
10/31/23	$1,114,410	$1,023,873	$1,122,085
11/30/23	$1,119,238	$1,070,241	$1,127,216
12/31/23	$1,124,441	$1,111,209	$1,132,519
1/31/24	$1,129,299	$1,108,157	$1,137,809
2/29/24	$1,134,006	$1,092,501	$1,142,751
3/31/24	$1,139,069	$1,102,589	$1,148,046
4/30/24	$1,143,993	$1,074,739	$1,153,200
5/31/24	$1,149,413	$1,092,959	$1,158,559
6/30/24	$1,154,059	$1,103,307	$1,163,774
7/31/24	$1,159,261	$1,129,077	$1,169,185
8/31/24	$1,164,817	$1,145,301	$1,174,577
9/30/24	$1,169,353	$1,160,636	$1,179,725
10/31/24	$1,174,120	$1,131,854	$1,184,817
11/30/24	$1,178,683	$1,143,821	$1,189,527
12/31/24	$1,183,158	$1,125,101	$1,194,204
1/31/25	$1,187,556	$1,131,070	$1,198,799
2/28/25	$1,191,459	$1,155,956	$1,202,884
3/31/25	$1,195,481	$1,156,391	$1,207,357

Average Annual Return [Table Text Block]
Class/Index Name	1 Year	5 Years	10 Years
Administrative Class	4.95%	2.54%	1.80%
Bloomberg U.S. Aggregate Index	4.88%	(0.40%)	1.46%
FTSE 3-Month Treasury Bill Index	5.17%	2.69%	1.90%

No Deduction of Taxes [Text Block]	Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
Performance Table Market Index Changed [Text Block]	Differences in the Fund’s performance versus an index and related attribution information with respect to particular categories of securities or individual positions may be attributable, in part, to differences in the pricing methodologies used by the Fund and the index.
Updated Performance Information Location [Text Block]	For performance current to the most recent month-end, visit www.pimco.com/literature or via 888.87.PIMCO (888.877.4626).
AssetsNet	$ 4,462,627,000
Holdings Count | Holding	15
Advisory Fees Paid, Amount	$ 4,188,000
Additional Fund Statistics [Text Block]

Key Fund StatisticsFootnote Reference† (as of the end of the reporting period)

Total Net Assets	$4,462,627
# of Portfolio Holdings	15
Total Net Advisory Fees Paid During the Reporting Period	$4,188
Footnote	Description
Footnote†	Dollar amounts displayed in 000's

Holdings [Text Block]

Security Type Breakdown (% of Net Asset Value)Footnote Reference*

Short-Term Instruments	146.9%
Other Assets and Liabilities, Net	(46.9%)
Total	100.0%
Footnote	Description
Footnote*	% of Net Asset Value includes derivatives instruments, if any, valued at the value used for determining the Fund's net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.

Material Fund Change [Text Block]
C000075264
Shareholder Report [Line Items]
Fund Name	PIMCO Government Money Market Fund
Class Name	Class C
Trading Symbol	AMGXX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the PIMCO Government Money Market Fund (the "Fund") for the period of April 1, 2024 to March 31, 2025 (the "reporting period").
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.pimco.com/literature. You can also request this information by contacting us at 888.87.PIMCO (888.877.4626).
Additional Information Phone Number	888.87.PIMCO (888.877.4626)
Expenses [Text Block]

What were the Fund costs for the reporting period?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$34	0.33%

Expenses Paid, Amount	$ 34
Expense Ratio, Percent	0.33%
Factors Affecting Performance [Text Block]

How did the Fund perform during the reporting period and what affected its performance?

The following affected performance (on a gross basis) during the reporting period:

  Underweight U.S. duration positioning detracted from relative performance, as interest rates fell.

  There were no material contributors for this Fund.

Performance Past Does Not Indicate Future [Text]	Performance quoted represents past performance. Past performance is not a guarantee or a reliable indicator of future results.
Line Graph [Table Text Block]
	Class C (excluding sales charge)	Bloomberg U.S. Aggregate Index	FTSE 3-Month Treasury Bill Index
3/31/15	$10,000	$10,000	$10,000
4/30/15	$10,000	$9,964	$10,000
5/31/15	$10,000	$9,940	$10,000
6/30/15	$10,000	$9,832	$10,000
7/31/15	$10,000	$9,900	$10,001
8/31/15	$10,000	$9,886	$10,001
9/30/15	$10,000	$9,953	$10,001
10/31/15	$10,001	$9,954	$10,001
11/30/15	$10,001	$9,928	$10,002
12/31/15	$10,003	$9,896	$10,002
1/31/16	$10,004	$10,032	$10,004
2/29/16	$10,006	$10,103	$10,005
3/31/16	$10,007	$10,196	$10,008
4/30/16	$10,007	$10,235	$10,010
5/31/16	$10,008	$10,238	$10,012
6/30/16	$10,010	$10,422	$10,014
7/31/16	$10,011	$10,488	$10,016
8/31/16	$10,013	$10,476	$10,019
9/30/16	$10,015	$10,470	$10,021
10/31/16	$10,016	$10,389	$10,024
11/30/16	$10,017	$10,144	$10,026
12/31/16	$10,018	$10,158	$10,029
1/31/17	$10,020	$10,178	$10,033
2/28/17	$10,023	$10,246	$10,037
3/31/17	$10,026	$10,241	$10,042
4/30/17	$10,030	$10,320	$10,047
5/31/17	$10,035	$10,399	$10,053
6/30/17	$10,041	$10,389	$10,060
7/31/17	$10,047	$10,434	$10,068
8/31/17	$10,054	$10,527	$10,077
9/30/17	$10,061	$10,477	$10,086
10/31/17	$10,068	$10,483	$10,095
11/30/17	$10,075	$10,470	$10,104
12/31/17	$10,084	$10,518	$10,114
1/31/18	$10,093	$10,397	$10,125
2/28/18	$10,101	$10,298	$10,136
3/31/18	$10,113	$10,364	$10,149
4/30/18	$10,126	$10,287	$10,163
5/31/18	$10,138	$10,360	$10,178
6/30/18	$10,152	$10,348	$10,193
7/31/18	$10,166	$10,350	$10,210
8/31/18	$10,182	$10,417	$10,227
9/30/18	$10,195	$10,350	$10,244
10/31/18	$10,212	$10,268	$10,263
11/30/18	$10,230	$10,329	$10,282
12/31/18	$10,248	$10,519	$10,302
1/31/19	$10,267	$10,631	$10,323
2/28/19	$10,284	$10,625	$10,342
3/31/19	$10,303	$10,829	$10,364
4/30/19	$10,322	$10,831	$10,385
5/31/19	$10,342	$11,024	$10,406
6/30/19	$10,359	$11,162	$10,427
7/31/19	$10,379	$11,187	$10,448
8/31/19	$10,396	$11,476	$10,468
9/30/19	$10,412	$11,415	$10,486
10/31/19	$10,427	$11,450	$10,504
11/30/19	$10,438	$11,444	$10,519
12/31/19	$10,450	$11,436	$10,534
1/31/20	$10,462	$11,656	$10,548
2/29/20	$10,472	$11,866	$10,562
3/31/20	$10,476	$11,796	$10,575
4/30/20	$10,478	$12,006	$10,584
5/31/20	$10,478	$12,062	$10,588
6/30/20	$10,478	$12,137	$10,589
7/31/20	$10,478	$12,319	$10,591
8/31/20	$10,478	$12,219	$10,592
9/30/20	$10,478	$12,213	$10,593
10/31/20	$10,478	$12,158	$10,594
11/30/20	$10,478	$12,277	$10,595
12/31/20	$10,478	$12,294	$10,595
1/31/21	$10,478	$12,206	$10,596
2/28/21	$10,478	$12,030	$10,597
3/31/21	$10,478	$11,880	$10,597
4/30/21	$10,478	$11,974	$10,598
5/31/21	$10,478	$12,013	$10,598
6/30/21	$10,478	$12,097	$10,598
7/31/21	$10,478	$12,232	$10,598
8/31/21	$10,478	$12,209	$10,599
9/30/21	$10,479	$12,103	$10,599
10/31/21	$10,479	$12,100	$10,599
11/30/21	$10,479	$12,136	$10,600
12/31/21	$10,479	$12,105	$10,600
1/31/22	$10,479	$11,844	$10,601
2/28/22	$10,479	$11,712	$10,602
3/31/22	$10,479	$11,386	$10,603
4/30/22	$10,479	$10,954	$10,606
5/31/22	$10,482	$11,025	$10,611
6/30/22	$10,489	$10,852	$10,619
7/31/22	$10,500	$11,117	$10,630
8/31/22	$10,516	$10,803	$10,645
9/30/22	$10,535	$10,336	$10,666
10/31/22	$10,557	$10,202	$10,693
11/30/22	$10,586	$10,578	$10,723
12/31/22	$10,623	$10,530	$10,759
1/31/23	$10,657	$10,854	$10,799
2/28/23	$10,692	$10,573	$10,837
3/31/23	$10,734	$10,842	$10,880
4/30/23	$10,772	$10,908	$10,923
5/31/23	$10,816	$10,789	$10,970
6/30/23	$10,862	$10,750	$11,016
7/31/23	$10,904	$10,743	$11,067
8/31/23	$10,951	$10,674	$11,118
9/30/23	$10,998	$10,403	$11,168
10/31/23	$11,045	$10,239	$11,221
11/30/23	$11,091	$10,702	$11,272
12/31/23	$11,141	$11,112	$11,325
1/31/24	$11,188	$11,082	$11,378
2/29/24	$11,233	$10,925	$11,428
3/31/24	$11,282	$11,026	$11,480
4/30/24	$11,329	$10,747	$11,532
5/31/24	$11,382	$10,930	$11,586
6/30/24	$11,426	$11,033	$11,638
7/31/24	$11,476	$11,291	$11,692
8/31/24	$11,530	$11,453	$11,746
9/30/24	$11,573	$11,606	$11,797
10/31/24	$11,619	$11,319	$11,848
11/30/24	$11,663	$11,438	$11,895
12/31/24	$11,706	$11,251	$11,942
1/31/25	$11,748	$11,311	$11,988
2/28/25	$11,785	$11,560	$12,029
3/31/25	$11,823	$11,564	$12,074

Average Annual Return [Table Text Block]
Class/Index Name	1 Year	5 Years	10 Years
Class C (excluding sales charge)	4.80%	2.45%	1.69%
Class C (including sales charge)	4.80%	2.45%	1.69%
Bloomberg U.S. Aggregate Index	4.88%	(0.40%)	1.46%
FTSE 3-Month Treasury Bill Index	5.17%	2.69%	1.90%

No Deduction of Taxes [Text Block]	Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
Performance Table Market Index Changed [Text Block]	Differences in the Fund’s performance versus an index and related attribution information with respect to particular categories of securities or individual positions may be attributable, in part, to differences in the pricing methodologies used by the Fund and the index.
Updated Performance Information Location [Text Block]	For performance current to the most recent month-end, visit www.pimco.com/literature or via 888.87.PIMCO (888.877.4626).
AssetsNet	$ 4,462,627,000
Holdings Count | Holding	15
Advisory Fees Paid, Amount	$ 4,188,000
Additional Fund Statistics [Text Block]

Key Fund StatisticsFootnote Reference† (as of the end of the reporting period)

Total Net Assets	$4,462,627
# of Portfolio Holdings	15
Total Net Advisory Fees Paid During the Reporting Period	$4,188
Footnote	Description
Footnote†	Dollar amounts displayed in 000's

Holdings [Text Block]

Security Type Breakdown (% of Net Asset Value)Footnote Reference*

Short-Term Instruments	146.9%
Other Assets and Liabilities, Net	(46.9%)
Total	100.0%
Footnote	Description
Footnote*	% of Net Asset Value includes derivatives instruments, if any, valued at the value used for determining the Fund's net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.

Material Fund Change [Text Block]
C000169180
Shareholder Report [Line Items]
Fund Name	PIMCO Government Money Market Fund
Class Name	Institutional Class
Trading Symbol	PGYXX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the PIMCO Government Money Market Fund (the "Fund") for the period of April 1, 2024 to March 31, 2025 (the "reporting period").
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.pimco.com/literature. You can also request this information by contacting us at 888.87.PIMCO (888.877.4626).
Additional Information Phone Number	888.87.PIMCO (888.877.4626)
Expenses [Text Block]

What were the Fund costs for the reporting period?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Class	$18	0.18%

Expenses Paid, Amount	$ 18
Expense Ratio, Percent	0.18%
Factors Affecting Performance [Text Block]

How did the Fund perform during the reporting period and what affected its performance?

The following affected performance (on a gross basis) during the reporting period:

  Underweight U.S. duration positioning detracted from relative performance, as interest rates fell.

  There were no material contributors for this Fund.

Performance Past Does Not Indicate Future [Text]	Performance quoted represents past performance. Past performance is not a guarantee or a reliable indicator of future results.
Line Graph [Table Text Block]
	Institutional Class	Bloomberg U.S. Aggregate Index	FTSE 3-Month Treasury Bill Index
3/31/15	$1,000,000	$1,000,000	$1,000,000
4/30/15	$1,000,010	$996,412	$1,000,016
5/31/15	$1,000,016	$994,012	$1,000,030
6/30/15	$1,000,024	$983,174	$1,000,041
7/31/15	$1,000,045	$990,008	$1,000,050
8/31/15	$1,000,079	$988,586	$1,000,075
9/30/15	$1,000,094	$995,273	$1,000,101
10/31/15	$1,000,105	$995,439	$1,000,125
11/30/15	$1,000,114	$992,809	$1,000,152
12/31/15	$1,000,457	$989,601	$1,000,229
1/31/16	$1,000,700	$1,003,219	$1,000,354
2/29/16	$1,000,945	$1,010,335	$1,000,534
3/31/16	$1,001,171	$1,019,605	$1,000,767
4/30/16	$1,001,378	$1,023,519	$1,001,004
5/31/16	$1,001,515	$1,023,781	$1,001,216
6/30/16	$1,001,799	$1,042,177	$1,001,416
7/31/16	$1,002,088	$1,048,765	$1,001,638
8/31/16	$1,002,362	$1,047,566	$1,001,877
9/30/16	$1,002,726	$1,046,952	$1,002,116
10/31/16	$1,002,982	$1,038,944	$1,002,369
11/30/16	$1,003,286	$1,014,369	$1,002,627
12/31/16	$1,003,453	$1,015,800	$1,002,938
1/31/17	$1,003,811	$1,017,793	$1,003,311
2/28/17	$1,004,155	$1,024,634	$1,003,703
3/31/17	$1,004,629	$1,024,097	$1,004,153
4/30/17	$1,005,147	$1,032,000	$1,004,663
5/31/17	$1,005,738	$1,039,943	$1,005,272
6/30/17	$1,006,539	$1,038,896	$1,005,984
7/31/17	$1,007,267	$1,043,367	$1,006,794
8/31/17	$1,008,087	$1,052,726	$1,007,683
9/30/17	$1,008,919	$1,047,712	$1,008,552
10/31/17	$1,009,710	$1,048,319	$1,009,463
11/30/17	$1,010,551	$1,046,973	$1,010,364
12/31/17	$1,011,587	$1,051,778	$1,011,376
1/31/18	$1,012,631	$1,039,665	$1,012,488
2/28/18	$1,013,605	$1,029,809	$1,013,578
3/31/18	$1,014,940	$1,036,414	$1,014,900
4/30/18	$1,016,291	$1,028,705	$1,016,269
5/31/18	$1,017,708	$1,036,047	$1,017,787
6/30/18	$1,019,236	$1,034,773	$1,019,327
7/31/18	$1,020,769	$1,035,019	$1,020,980
8/31/18	$1,022,515	$1,041,679	$1,022,701
9/30/18	$1,023,956	$1,034,971	$1,024,424
10/31/18	$1,025,782	$1,026,792	$1,026,288
11/30/18	$1,027,714	$1,032,921	$1,028,181
12/31/18	$1,029,653	$1,051,898	$1,030,216
1/31/19	$1,031,644	$1,063,068	$1,032,309
2/28/19	$1,033,490	$1,062,452	$1,034,221
3/31/19	$1,035,569	$1,082,853	$1,036,364
4/30/19	$1,037,590	$1,083,130	$1,038,451
5/31/19	$1,039,777	$1,102,358	$1,040,621
6/30/19	$1,041,624	$1,116,201	$1,042,721
7/31/19	$1,043,715	$1,118,657	$1,044,805
8/31/19	$1,045,647	$1,147,643	$1,046,791
9/30/19	$1,047,346	$1,141,531	$1,048,587
10/31/19	$1,048,930	$1,144,969	$1,050,362
11/30/19	$1,050,236	$1,144,386	$1,051,926
12/31/19	$1,051,513	$1,143,588	$1,053,424
1/31/20	$1,052,859	$1,165,596	$1,054,843
2/29/20	$1,054,052	$1,186,575	$1,056,175
3/31/20	$1,054,525	$1,179,592	$1,057,509
4/30/20	$1,054,692	$1,200,561	$1,058,376
5/31/20	$1,054,701	$1,206,151	$1,058,833
6/30/20	$1,054,704	$1,213,749	$1,058,937
7/31/20	$1,054,718	$1,231,878	$1,059,058
8/31/20	$1,054,721	$1,221,935	$1,059,176
9/30/20	$1,054,725	$1,221,265	$1,059,278
10/31/20	$1,054,732	$1,215,812	$1,059,369
11/30/20	$1,054,739	$1,227,742	$1,059,456
12/31/20	$1,054,744	$1,229,433	$1,059,538
1/31/21	$1,054,746	$1,220,618	$1,059,615
2/28/21	$1,054,761	$1,202,992	$1,059,676
3/31/21	$1,054,762	$1,187,971	$1,059,730
4/30/21	$1,054,762	$1,197,356	$1,059,766
5/31/21	$1,054,773	$1,201,268	$1,059,790
6/30/21	$1,054,773	$1,209,708	$1,059,806
7/31/21	$1,054,773	$1,223,233	$1,059,829
8/31/21	$1,054,774	$1,220,905	$1,059,862
9/30/21	$1,054,789	$1,210,334	$1,059,903
10/31/21	$1,054,794	$1,210,000	$1,059,941
11/30/21	$1,054,794	$1,213,580	$1,059,981
12/31/21	$1,054,805	$1,210,475	$1,060,025
1/31/22	$1,054,808	$1,184,396	$1,060,075
2/28/22	$1,054,808	$1,171,183	$1,060,155
3/31/22	$1,054,862	$1,138,645	$1,060,323
4/30/22	$1,054,971	$1,095,436	$1,060,623
5/31/22	$1,055,436	$1,102,499	$1,061,136
6/30/22	$1,056,214	$1,085,203	$1,061,852
7/31/22	$1,057,440	$1,111,719	$1,062,953
8/31/22	$1,059,220	$1,080,306	$1,064,534
9/30/22	$1,061,330	$1,033,630	$1,066,619
10/31/22	$1,063,672	$1,020,242	$1,069,261
11/30/22	$1,066,689	$1,057,762	$1,072,326
12/31/22	$1,070,562	$1,052,991	$1,075,945
1/31/23	$1,074,096	$1,085,385	$1,079,916
2/28/23	$1,077,736	$1,057,322	$1,083,683
3/31/23	$1,082,157	$1,084,180	$1,088,015
4/30/23	$1,086,066	$1,090,751	$1,092,346
5/31/23	$1,090,645	$1,078,874	$1,096,968
6/30/23	$1,095,426	$1,075,027	$1,101,639
7/31/23	$1,099,803	$1,074,277	$1,106,658
8/31/23	$1,104,682	$1,067,415	$1,111,804
9/30/23	$1,109,602	$1,040,290	$1,116,824
10/31/23	$1,114,401	$1,023,873	$1,122,085
11/30/23	$1,119,229	$1,070,241	$1,127,216
12/31/23	$1,124,433	$1,111,209	$1,132,519
1/31/24	$1,129,290	$1,108,157	$1,137,809
2/29/24	$1,133,997	$1,092,501	$1,142,751
3/31/24	$1,139,061	$1,102,589	$1,148,046
4/30/24	$1,143,986	$1,074,739	$1,153,200
5/31/24	$1,149,407	$1,092,959	$1,158,559
6/30/24	$1,154,053	$1,103,307	$1,163,774
7/31/24	$1,159,256	$1,129,077	$1,169,185
8/31/24	$1,164,812	$1,145,301	$1,174,577
9/30/24	$1,169,349	$1,160,636	$1,179,725
10/31/24	$1,174,115	$1,131,854	$1,184,817
11/30/24	$1,178,677	$1,143,821	$1,189,527
12/31/24	$1,183,151	$1,125,101	$1,194,204
1/31/25	$1,187,550	$1,131,070	$1,198,799
2/28/25	$1,191,453	$1,155,956	$1,202,884
3/31/25	$1,195,475	$1,156,391	$1,207,357

Average Annual Return [Table Text Block]
Class/Index Name	1 Year	5 Years	10 Years
Institutional Class	4.95%	2.54%	1.80%
Bloomberg U.S. Aggregate Index	4.88%	(0.40%)	1.46%
FTSE 3-Month Treasury Bill Index	5.17%	2.69%	1.90%

No Deduction of Taxes [Text Block]	Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
Performance Table Market Index Changed [Text Block]	Differences in the Fund’s performance versus an index and related attribution information with respect to particular categories of securities or individual positions may be attributable, in part, to differences in the pricing methodologies used by the Fund and the index.
Updated Performance Information Location [Text Block]	For performance current to the most recent month-end, visit www.pimco.com/literature or via 888.87.PIMCO (888.877.4626).
AssetsNet	$ 4,462,627,000
Holdings Count | Holding	15
Advisory Fees Paid, Amount	$ 4,188,000
Additional Fund Statistics [Text Block]

Key Fund StatisticsFootnote Reference† (as of the end of the reporting period)

Total Net Assets	$4,462,627
# of Portfolio Holdings	15
Total Net Advisory Fees Paid During the Reporting Period	$4,188
Footnote	Description
Footnote†	Dollar amounts displayed in 000's

Holdings [Text Block]

Security Type Breakdown (% of Net Asset Value)Footnote Reference*

Short-Term Instruments	146.9%
Other Assets and Liabilities, Net	(46.9%)
Total	100.0%
Footnote	Description
Footnote*	% of Net Asset Value includes derivatives instruments, if any, valued at the value used for determining the Fund's net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.

Material Fund Change [Text Block]
C000072055
Shareholder Report [Line Items]
Fund Name	PIMCO Government Money Market Fund
Class Name	Class M
Trading Symbol	PGFXX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the PIMCO Government Money Market Fund (the "Fund") for the period of April 1, 2024 to March 31, 2025 (the "reporting period").
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.pimco.com/literature. You can also request this information by contacting us at 888.87.PIMCO (888.877.4626).
Additional Information Phone Number	888.87.PIMCO (888.877.4626)
Expenses [Text Block]

What were the Fund costs for the reporting period?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class M	$18	0.18%

Expenses Paid, Amount	$ 18
Expense Ratio, Percent	0.18%
Factors Affecting Performance [Text Block]

How did the Fund perform during the reporting period and what affected its performance?

The following affected performance (on a gross basis) during the reporting period:

  Underweight U.S. duration positioning detracted from relative performance, as interest rates fell.

  There were no material contributors for this Fund.

Performance Past Does Not Indicate Future [Text]	Performance quoted represents past performance. Past performance is not a guarantee or a reliable indicator of future results.
Line Graph [Table Text Block]
	Class M	Bloomberg U.S. Aggregate Index	FTSE 3-Month Treasury Bill Index
3/31/15	$1,000,000	$1,000,000	$1,000,000
4/30/15	$1,000,010	$996,412	$1,000,016
5/31/15	$1,000,016	$994,012	$1,000,030
6/30/15	$1,000,024	$983,174	$1,000,041
7/31/15	$1,000,045	$990,008	$1,000,050
8/31/15	$1,000,079	$988,586	$1,000,075
9/30/15	$1,000,094	$995,273	$1,000,101
10/31/15	$1,000,105	$995,439	$1,000,125
11/30/15	$1,000,114	$992,809	$1,000,152
12/31/15	$1,000,457	$989,601	$1,000,229
1/31/16	$1,000,700	$1,003,219	$1,000,354
2/29/16	$1,000,945	$1,010,335	$1,000,534
3/31/16	$1,001,171	$1,019,605	$1,000,767
4/30/16	$1,001,378	$1,023,519	$1,001,004
5/31/16	$1,001,532	$1,023,781	$1,001,216
6/30/16	$1,001,824	$1,042,177	$1,001,416
7/31/16	$1,002,116	$1,048,765	$1,001,638
8/31/16	$1,002,387	$1,047,566	$1,001,877
9/30/16	$1,002,748	$1,046,952	$1,002,116
10/31/16	$1,003,000	$1,038,944	$1,002,369
11/30/16	$1,003,181	$1,014,369	$1,002,627
12/31/16	$1,003,425	$1,015,800	$1,002,938
1/31/17	$1,003,778	$1,017,793	$1,003,311
2/28/17	$1,004,119	$1,024,634	$1,003,703
3/31/17	$1,004,589	$1,024,097	$1,004,153
4/30/17	$1,005,101	$1,032,000	$1,004,663
5/31/17	$1,005,688	$1,039,943	$1,005,272
6/30/17	$1,006,485	$1,038,896	$1,005,984
7/31/17	$1,007,209	$1,043,367	$1,006,794
8/31/17	$1,008,025	$1,052,726	$1,007,683
9/30/17	$1,008,852	$1,047,712	$1,008,552
10/31/17	$1,009,639	$1,048,319	$1,009,463
11/30/17	$1,010,476	$1,046,973	$1,010,364
12/31/17	$1,011,505	$1,051,778	$1,011,376
1/31/18	$1,012,544	$1,039,665	$1,012,488
2/28/18	$1,013,512	$1,029,809	$1,013,578
3/31/18	$1,014,844	$1,036,414	$1,014,900
4/30/18	$1,016,190	$1,028,705	$1,016,269
5/31/18	$1,017,602	$1,036,047	$1,017,787
6/30/18	$1,019,122	$1,034,773	$1,019,327
7/31/18	$1,020,652	$1,035,019	$1,020,980
8/31/18	$1,022,394	$1,041,679	$1,022,701
9/30/18	$1,023,830	$1,034,971	$1,024,424
10/31/18	$1,025,651	$1,026,792	$1,026,288
11/30/18	$1,027,580	$1,032,921	$1,028,181
12/31/18	$1,029,508	$1,051,898	$1,030,216
1/31/19	$1,031,499	$1,063,068	$1,032,309
2/28/19	$1,033,343	$1,062,452	$1,034,221
3/31/19	$1,035,421	$1,082,853	$1,036,364
4/30/19	$1,037,441	$1,083,130	$1,038,451
5/31/19	$1,039,628	$1,102,358	$1,040,621
6/30/19	$1,041,474	$1,116,201	$1,042,721
7/31/19	$1,043,565	$1,118,657	$1,044,805
8/31/19	$1,045,497	$1,147,643	$1,046,791
9/30/19	$1,047,195	$1,141,531	$1,048,587
10/31/19	$1,048,779	$1,144,969	$1,050,362
11/30/19	$1,050,085	$1,144,386	$1,051,926
12/31/19	$1,051,361	$1,143,588	$1,053,424
1/31/20	$1,052,707	$1,165,596	$1,054,843
2/29/20	$1,053,899	$1,186,575	$1,056,175
3/31/20	$1,054,372	$1,179,592	$1,057,509
4/30/20	$1,054,540	$1,200,561	$1,058,376
5/31/20	$1,054,549	$1,206,151	$1,058,833
6/30/20	$1,054,552	$1,213,749	$1,058,937
7/31/20	$1,054,565	$1,231,878	$1,059,058
8/31/20	$1,054,568	$1,221,935	$1,059,176
9/30/20	$1,054,571	$1,221,265	$1,059,278
10/31/20	$1,054,578	$1,215,812	$1,059,369
11/30/20	$1,054,585	$1,227,742	$1,059,456
12/31/20	$1,054,591	$1,229,433	$1,059,538
1/31/21	$1,054,592	$1,220,618	$1,059,615
2/28/21	$1,054,608	$1,202,992	$1,059,676
3/31/21	$1,054,609	$1,187,971	$1,059,730
4/30/21	$1,054,609	$1,197,356	$1,059,766
5/31/21	$1,054,620	$1,201,268	$1,059,790
6/30/21	$1,054,620	$1,209,708	$1,059,806
7/31/21	$1,054,620	$1,223,233	$1,059,829
8/31/21	$1,054,620	$1,220,905	$1,059,862
9/30/21	$1,054,636	$1,210,334	$1,059,903
10/31/21	$1,054,641	$1,210,000	$1,059,941
11/30/21	$1,054,641	$1,213,580	$1,059,981
12/31/21	$1,054,651	$1,210,475	$1,060,025
1/31/22	$1,054,655	$1,184,396	$1,060,075
2/28/22	$1,054,655	$1,171,183	$1,060,155
3/31/22	$1,054,709	$1,138,645	$1,060,323
4/30/22	$1,054,819	$1,095,436	$1,060,623
5/31/22	$1,055,283	$1,102,499	$1,061,136
6/30/22	$1,056,060	$1,085,203	$1,061,852
7/31/22	$1,057,287	$1,111,719	$1,062,953
8/31/22	$1,059,067	$1,080,306	$1,064,534
9/30/22	$1,061,175	$1,033,630	$1,066,619
10/31/22	$1,063,517	$1,020,242	$1,069,261
11/30/22	$1,066,534	$1,057,762	$1,072,326
12/31/22	$1,070,409	$1,052,991	$1,075,945
1/31/23	$1,073,943	$1,085,385	$1,079,916
2/28/23	$1,077,583	$1,057,322	$1,083,683
3/31/23	$1,082,003	$1,084,180	$1,088,015
4/30/23	$1,085,913	$1,090,751	$1,092,346
5/31/23	$1,090,491	$1,078,874	$1,096,968
6/30/23	$1,095,271	$1,075,027	$1,101,639
7/31/23	$1,099,648	$1,074,277	$1,106,658
8/31/23	$1,104,526	$1,067,415	$1,111,804
9/30/23	$1,109,445	$1,040,290	$1,116,824
10/31/23	$1,114,242	$1,023,873	$1,122,085
11/30/23	$1,119,070	$1,070,241	$1,127,216
12/31/23	$1,124,273	$1,111,209	$1,132,519
1/31/24	$1,129,130	$1,108,157	$1,137,809
2/29/24	$1,133,836	$1,092,501	$1,142,751
3/31/24	$1,138,898	$1,102,589	$1,148,046
4/30/24	$1,143,822	$1,074,739	$1,153,200
5/31/24	$1,149,242	$1,092,959	$1,158,559
6/30/24	$1,153,888	$1,103,307	$1,163,774
7/31/24	$1,159,090	$1,129,077	$1,169,185
8/31/24	$1,164,647	$1,145,301	$1,174,577
9/30/24	$1,169,184	$1,160,636	$1,179,725
10/31/24	$1,173,950	$1,131,854	$1,184,817
11/30/24	$1,178,511	$1,143,821	$1,189,527
12/31/24	$1,182,986	$1,125,101	$1,194,204
1/31/25	$1,187,382	$1,131,070	$1,198,799
2/28/25	$1,191,285	$1,155,956	$1,202,884
3/31/25	$1,195,306	$1,156,391	$1,207,357

Average Annual Return [Table Text Block]
Class/Index Name	1 Year	5 Years	10 Years
Class M	4.95%	2.54%	1.80%
Bloomberg U.S. Aggregate Index	4.88%	(0.40%)	1.46%
FTSE 3-Month Treasury Bill Index	5.17%	2.69%	1.90%

No Deduction of Taxes [Text Block]	Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
Performance Table Market Index Changed [Text Block]	Differences in the Fund’s performance versus an index and related attribution information with respect to particular categories of securities or individual positions may be attributable, in part, to differences in the pricing methodologies used by the Fund and the index.
Updated Performance Information Location [Text Block]	For performance current to the most recent month-end, visit www.pimco.com/literature or via 888.87.PIMCO (888.877.4626).
AssetsNet	$ 4,462,627,000
Holdings Count | Holding	15
Advisory Fees Paid, Amount	$ 4,188,000
Additional Fund Statistics [Text Block]

Key Fund StatisticsFootnote Reference† (as of the end of the reporting period)

Total Net Assets	$4,462,627
# of Portfolio Holdings	15
Total Net Advisory Fees Paid During the Reporting Period	$4,188
Footnote	Description
Footnote†	Dollar amounts displayed in 000's

Holdings [Text Block]

Security Type Breakdown (% of Net Asset Value)Footnote Reference*

Short-Term Instruments	146.9%
Other Assets and Liabilities, Net	(46.9%)
Total	100.0%
Footnote	Description
Footnote*	% of Net Asset Value includes derivatives instruments, if any, valued at the value used for determining the Fund's net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.

Material Fund Change [Text Block]
C000072056
Shareholder Report [Line Items]
Fund Name	PIMCO Government Money Market Fund
Class Name	I-2
Trading Symbol	PGPXX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the PIMCO Government Money Market Fund (the "Fund") for the period of April 1, 2024 to March 31, 2025 (the "reporting period").
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.pimco.com/literature. You can also request this information by contacting us at 888.87.PIMCO (888.877.4626).
Additional Information Phone Number	888.87.PIMCO (888.877.4626)
Expenses [Text Block]

What were the Fund costs for the reporting period?

(based on a hypothetical $10,000 investment)
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
I-2	$29	0.28%

Expenses Paid, Amount	$ 29
Expense Ratio, Percent	0.28%
Factors Affecting Performance [Text Block]

How did the Fund perform during the reporting period and what affected its performance?

The following affected performance (on a gross basis) during the reporting period:

  Underweight U.S. duration positioning detracted from relative performance, as interest rates fell.

  There were no material contributors for this Fund.

Performance Past Does Not Indicate Future [Text]	Performance quoted represents past performance. Past performance is not a guarantee or a reliable indicator of future results.
Line Graph [Table Text Block]
	I-2	Bloomberg U.S. Aggregate Index	FTSE 3-Month Treasury Bill Index
3/31/15	$1,000,000	$1,000,000	$1,000,000
4/30/15	$1,000,006	$996,412	$1,000,016
5/31/15	$1,000,015	$994,012	$1,000,030
6/30/15	$1,000,022	$983,174	$1,000,041
7/31/15	$1,000,030	$990,008	$1,000,050
8/31/15	$1,000,036	$988,586	$1,000,075
9/30/15	$1,000,043	$995,273	$1,000,101
10/31/15	$1,000,051	$995,439	$1,000,125
11/30/15	$1,000,058	$992,809	$1,000,152
12/31/15	$1,000,337	$989,601	$1,000,229
1/31/16	$1,000,503	$1,003,219	$1,000,354
2/29/16	$1,000,669	$1,010,335	$1,000,534
3/31/16	$1,000,809	$1,019,605	$1,000,767
4/30/16	$1,000,932	$1,023,519	$1,001,004
5/31/16	$1,001,007	$1,023,781	$1,001,216
6/30/16	$1,001,217	$1,042,177	$1,001,416
7/31/16	$1,001,423	$1,048,765	$1,001,638
8/31/16	$1,001,610	$1,047,566	$1,001,877
9/30/16	$1,001,883	$1,046,952	$1,002,116
10/31/16	$1,002,056	$1,038,944	$1,002,369
11/30/16	$1,002,157	$1,014,369	$1,002,627
12/31/16	$1,002,310	$1,015,800	$1,002,938
1/31/17	$1,002,583	$1,017,793	$1,003,311
2/28/17	$1,002,847	$1,024,634	$1,003,703
3/31/17	$1,003,225	$1,024,097	$1,004,153
4/30/17	$1,003,662	$1,032,000	$1,004,663
5/31/17	$1,004,162	$1,039,943	$1,005,272
6/30/17	$1,004,870	$1,038,896	$1,005,984
7/31/17	$1,005,513	$1,043,367	$1,006,794
8/31/17	$1,006,243	$1,052,726	$1,007,683
9/30/17	$1,006,983	$1,047,712	$1,008,552
10/31/17	$1,007,686	$1,048,319	$1,009,463
11/30/17	$1,008,439	$1,046,973	$1,010,364
12/31/17	$1,009,379	$1,051,778	$1,011,376
1/31/18	$1,010,335	$1,039,665	$1,012,488
2/28/18	$1,011,226	$1,029,809	$1,013,578
3/31/18	$1,012,464	$1,036,414	$1,014,900
4/30/18	$1,013,726	$1,028,705	$1,016,269
5/31/18	$1,015,050	$1,036,047	$1,017,787
6/30/18	$1,016,480	$1,034,773	$1,019,327
7/31/18	$1,017,924	$1,035,019	$1,020,980
8/31/18	$1,019,566	$1,041,679	$1,022,701
9/30/18	$1,020,923	$1,034,971	$1,024,424
10/31/18	$1,022,655	$1,026,792	$1,026,288
11/30/18	$1,024,488	$1,032,921	$1,028,181
12/31/18	$1,026,336	$1,051,898	$1,030,216
1/31/19	$1,028,233	$1,063,068	$1,032,309
2/28/19	$1,029,994	$1,062,452	$1,034,221
3/31/19	$1,031,978	$1,082,853	$1,036,364
4/30/19	$1,033,906	$1,083,130	$1,038,451
5/31/19	$1,035,993	$1,102,358	$1,040,621
6/30/19	$1,037,755	$1,116,201	$1,042,721
7/31/19	$1,039,751	$1,118,657	$1,044,805
8/31/19	$1,041,582	$1,147,643	$1,046,791
9/30/19	$1,043,194	$1,141,531	$1,048,587
10/31/19	$1,044,684	$1,144,969	$1,050,362
11/30/19	$1,045,896	$1,144,386	$1,051,926
12/31/19	$1,047,078	$1,143,588	$1,053,424
1/31/20	$1,048,327	$1,165,596	$1,054,843
2/29/20	$1,049,434	$1,186,575	$1,056,175
3/31/20	$1,049,858	$1,179,592	$1,057,509
4/30/20	$1,050,025	$1,200,561	$1,058,376
5/31/20	$1,050,033	$1,206,151	$1,058,833
6/30/20	$1,050,035	$1,213,749	$1,058,937
7/31/20	$1,050,038	$1,231,878	$1,059,058
8/31/20	$1,050,038	$1,221,935	$1,059,176
9/30/20	$1,050,039	$1,221,265	$1,059,278
10/31/20	$1,050,045	$1,215,812	$1,059,369
11/30/20	$1,050,053	$1,227,742	$1,059,456
12/31/20	$1,050,058	$1,229,433	$1,059,538
1/31/21	$1,050,059	$1,220,618	$1,059,615
2/28/21	$1,050,074	$1,202,992	$1,059,676
3/31/21	$1,050,075	$1,187,971	$1,059,730
4/30/21	$1,050,075	$1,197,356	$1,059,766
5/31/21	$1,050,086	$1,201,268	$1,059,790
6/30/21	$1,050,086	$1,209,708	$1,059,806
7/31/21	$1,050,086	$1,223,233	$1,059,829
8/31/21	$1,050,087	$1,220,905	$1,059,862
9/30/21	$1,050,102	$1,210,334	$1,059,903
10/31/21	$1,050,107	$1,210,000	$1,059,941
11/30/21	$1,050,107	$1,213,580	$1,059,981
12/31/21	$1,050,118	$1,210,475	$1,060,025
1/31/22	$1,050,121	$1,184,396	$1,060,075
2/28/22	$1,050,121	$1,171,183	$1,060,155
3/31/22	$1,050,135	$1,138,645	$1,060,323
4/30/22	$1,050,157	$1,095,436	$1,060,623
5/31/22	$1,050,532	$1,102,499	$1,061,136
6/30/22	$1,051,221	$1,085,203	$1,061,852
7/31/22	$1,052,353	$1,111,719	$1,062,953
8/31/22	$1,054,035	$1,080,306	$1,064,534
9/30/22	$1,056,043	$1,033,630	$1,066,619
10/31/22	$1,058,291	$1,020,242	$1,069,261
11/30/22	$1,061,207	$1,057,762	$1,072,326
12/31/22	$1,064,961	$1,052,991	$1,075,945
1/31/23	$1,068,392	$1,085,385	$1,079,916
2/28/23	$1,071,932	$1,057,322	$1,083,683
3/31/23	$1,076,232	$1,084,180	$1,088,015
4/30/23	$1,080,038	$1,090,751	$1,092,346
5/31/23	$1,084,500	$1,078,874	$1,096,968
6/30/23	$1,089,161	$1,075,027	$1,101,639
7/31/23	$1,093,429	$1,074,277	$1,106,658
8/31/23	$1,098,188	$1,067,415	$1,111,804
9/30/23	$1,102,985	$1,040,290	$1,116,824
10/31/23	$1,107,666	$1,023,873	$1,122,085
11/30/23	$1,112,375	$1,070,241	$1,127,216
12/31/23	$1,117,450	$1,111,209	$1,132,519
1/31/24	$1,122,187	$1,108,157	$1,137,809
2/29/24	$1,126,775	$1,092,501	$1,142,751
3/31/24	$1,131,710	$1,102,589	$1,148,046
4/30/24	$1,136,511	$1,074,739	$1,153,200
5/31/24	$1,141,795	$1,092,959	$1,158,559
6/30/24	$1,146,323	$1,103,307	$1,163,774
7/31/24	$1,151,394	$1,129,077	$1,169,185
8/31/24	$1,156,807	$1,145,301	$1,174,577
9/30/24	$1,161,224	$1,160,636	$1,179,725
10/31/24	$1,165,860	$1,131,854	$1,184,817
11/30/24	$1,170,292	$1,143,821	$1,189,527
12/31/24	$1,174,636	$1,125,101	$1,194,204
1/31/25	$1,178,898	$1,131,070	$1,198,799
2/28/25	$1,182,682	$1,155,956	$1,202,884
3/31/25	$1,186,581	$1,156,391	$1,207,357

Average Annual Return [Table Text Block]
Class/Index Name	1 Year	5 Years	10 Years
I-2	4.85%	2.48%	1.73%
Bloomberg U.S. Aggregate Index	4.88%	(0.40%)	1.46%
FTSE 3-Month Treasury Bill Index	5.17%	2.69%	1.90%

No Deduction of Taxes [Text Block]	Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
Performance Table Market Index Changed [Text Block]	Differences in the Fund’s performance versus an index and related attribution information with respect to particular categories of securities or individual positions may be attributable, in part, to differences in the pricing methodologies used by the Fund and the index.
Updated Performance Information Location [Text Block]	For performance current to the most recent month-end, visit www.pimco.com/literature or via 888.87.PIMCO (888.877.4626).
AssetsNet	$ 4,462,627,000
Holdings Count | Holding	15
Advisory Fees Paid, Amount	$ 4,188,000
Additional Fund Statistics [Text Block]

Key Fund StatisticsFootnote Reference† (as of the end of the reporting period)

Total Net Assets	$4,462,627
# of Portfolio Holdings	15
Total Net Advisory Fees Paid During the Reporting Period	$4,188
Footnote	Description
Footnote†	Dollar amounts displayed in 000's

Holdings [Text Block]

Security Type Breakdown (% of Net Asset Value)Footnote Reference*

Short-Term Instruments	146.9%
Other Assets and Liabilities, Net	(46.9%)
Total	100.0%
Footnote	Description
Footnote*	% of Net Asset Value includes derivatives instruments, if any, valued at the value used for determining the Fund's net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.

Material Fund Change [Text Block]
C000103229
Shareholder Report [Line Items]
Fund Name	PIMCO Inflation Response Multi-Asset Fund
Class Name	Class A
Trading Symbol	PZRMX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the PIMCO Inflation Response Multi-Asset Fund (the "Fund") for the period of April 1, 2024 to March 31, 2025 (the "reporting period").
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.pimco.com/literature. You can also request this information by contacting us at 888.87.PIMCO (888.877.4626).
Additional Information Phone Number	888.87.PIMCO (888.877.4626)
Expenses [Text Block]

What were the Fund costs for the reporting period?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$239	2.29%

Expenses Paid, Amount	$ 239
Expense Ratio, Percent	2.29%
Factors Affecting Performance [Text Block]

How did the Fund perform during the reporting period and what affected its performance?

The following affected performance (on a gross basis) during the reporting period:

  Eurozone interest rate strategies, including short exposure to duration and exposure to swap spreads, contributed to relative performance versus the Supplemental Index ("Index"), as eurozone rates rose, while swaps spreads tightened.

  U.S. yield curve positioning, specifically overweight exposure to intermediate maturities relative to underweight exposure to long-term maturities, contributed to relative performance versus the Index, as the U.S. yield curve steepened.

  Overweight exposure to intermediate U.S. breakeven inflation contributed to relative performance versus the Index, as intermediate U.S. breakeven inflation rose.

  Exposure to California Carbon Allowances ("CCAs") detracted from relative performance, as CCAs posted negative returns. Positioning within the energy sector, including underweight exposure to natural gas, detracted from relative performance versus the Index, as natural gas posted positive returns.

  Active real estate investment trust ("REIT") strategies, including underweight exposure to healthcare REITs, detracted from relative performance versus the Index, as healthcare REITs posted positive returns.

Performance Past Does Not Indicate Future [Text]	Performance quoted represents past performance. Past performance is not a guarantee or a reliable indicator of future results.
Line Graph [Table Text Block]
	Class A (including sales charge)	Bloomberg U.S. Aggregate Index	Supplemental IndexFootnote Reference1
3/31/15	$9,448	$10,000	$10,000
4/30/15	$9,610	$9,964	$10,136
5/31/15	$9,470	$9,940	$10,028
6/30/15	$9,329	$9,832	$9,952
7/31/15	$9,122	$9,900	$9,705
8/31/15	$8,948	$9,886	$9,581
9/30/15	$8,733	$9,953	$9,499
10/31/15	$8,943	$9,954	$9,613
11/30/15	$8,733	$9,928	$9,380
12/31/15	$8,630	$9,896	$9,289
1/31/16	$8,574	$10,032	$9,316
2/29/16	$8,619	$10,103	$9,431
3/31/16	$9,063	$10,196	$9,764
4/30/16	$9,307	$10,235	$9,973
5/31/16	$9,185	$10,238	$9,855
6/30/16	$9,496	$10,422	$10,213
7/31/16	$9,563	$10,488	$10,222
8/31/16	$9,507	$10,476	$10,100
9/30/16	$9,641	$10,470	$10,186
10/31/16	$9,596	$10,389	$10,054
11/30/16	$9,396	$10,144	$9,850
12/31/16	$9,501	$10,158	$9,917
1/31/17	$9,679	$10,178	$10,025
2/28/17	$9,768	$10,246	$10,146
3/31/17	$9,699	$10,241	$10,081
4/30/17	$9,744	$10,320	$10,094
5/31/17	$9,733	$10,399	$10,087
6/30/17	$9,698	$10,389	$10,040
7/31/17	$9,856	$10,434	$10,160
8/31/17	$10,003	$10,527	$10,264
9/30/17	$9,971	$10,477	$10,196
10/31/17	$10,029	$10,483	$10,219
11/30/17	$10,109	$10,470	$10,275
12/31/17	$10,256	$10,518	$10,420
1/31/18	$10,292	$10,397	$10,450
2/28/18	$10,091	$10,298	$10,258
3/31/18	$10,244	$10,364	$10,348
4/30/18	$10,280	$10,287	$10,381
5/31/18	$10,280	$10,360	$10,420
6/30/18	$10,218	$10,348	$10,346
7/31/18	$10,170	$10,350	$10,273
8/31/18	$10,110	$10,417	$10,234
9/30/18	$10,119	$10,350	$10,206
10/31/18	$9,948	$10,268	$10,071
11/30/18	$9,935	$10,329	$10,162
12/31/18	$9,841	$10,519	$10,018
1/31/19	$10,208	$10,631	$10,374
2/28/19	$10,287	$10,625	$10,392
3/31/19	$10,353	$10,829	$10,475
4/30/19	$10,379	$10,831	$10,473
5/31/19	$10,300	$11,024	$10,485
6/30/19	$10,471	$11,162	$10,721
7/31/19	$10,511	$11,187	$10,752
8/31/19	$10,550	$11,476	$10,862
9/30/19	$10,534	$11,415	$10,831
10/31/19	$10,653	$11,450	$10,964
11/30/19	$10,547	$11,444	$10,856
12/31/19	$10,773	$11,436	$11,050
1/31/20	$10,733	$11,656	$11,019
2/29/20	$10,519	$11,866	$10,834
3/31/20	$9,585	$11,796	$10,164
4/30/20	$9,972	$12,006	$10,419
5/31/20	$10,225	$12,062	$10,568
6/30/20	$10,474	$12,137	$10,731
7/31/20	$10,929	$12,319	$11,121
8/31/20	$11,143	$12,219	$11,341
9/30/20	$10,969	$12,213	$11,146
10/31/20	$10,902	$12,158	$11,114
11/30/20	$11,317	$12,277	$11,379
12/31/20	$11,733	$12,294	$11,696
1/31/21	$11,827	$12,206	$11,732
2/28/21	$11,895	$12,030	$11,775
3/31/21	$11,881	$11,880	$11,732
4/30/21	$12,364	$11,974	$12,163
5/31/21	$12,646	$12,013	$12,429
6/30/21	$12,655	$12,097	$12,427
7/31/21	$12,918	$12,232	$12,708
8/31/21	$12,974	$12,209	$12,727
9/30/21	$12,859	$12,103	$12,666
10/31/21	$13,089	$12,100	$12,925
11/30/21	$12,845	$12,136	$12,723
12/31/21	$13,281	$12,105	$13,009
1/31/22	$13,147	$11,844	$13,013
2/28/22	$13,311	$11,712	$13,219
3/31/22	$13,688	$11,386	$13,384
4/30/22	$13,552	$10,954	$13,221
5/31/22	$13,461	$11,025	$13,082
6/30/22	$12,760	$10,852	$12,435
7/31/22	$13,258	$11,117	$12,852
8/31/22	$12,900	$10,803	$12,580
9/30/22	$11,901	$10,336	$11,754
10/31/22	$12,222	$10,202	$11,910
11/30/22	$12,591	$10,578	$12,304
12/31/22	$12,560	$10,530	$12,212
1/31/23	$12,849	$10,854	$12,562
2/28/23	$12,509	$10,573	$12,204
3/31/23	$12,713	$10,842	$12,457
4/30/23	$12,781	$10,908	$12,474
5/31/23	$12,458	$10,789	$12,199
6/30/23	$12,611	$10,750	$12,337
7/31/23	$13,018	$10,743	$12,600
8/31/23	$12,899	$10,674	$12,441
9/30/23	$12,628	$10,403	$12,151
10/31/23	$12,611	$10,239	$12,153
11/30/23	$13,035	$10,702	$12,471
12/31/23	$13,307	$11,112	$12,727
1/31/24	$13,375	$11,082	$12,659
2/29/24	$13,324	$10,925	$12,588
3/31/24	$13,595	$11,026	$12,846
4/30/24	$13,392	$10,747	$12,755
5/31/24	$13,663	$10,930	$13,002
6/30/24	$13,673	$11,033	$13,028
7/31/24	$13,879	$11,291	$13,175
8/31/24	$14,050	$11,453	$13,387
9/30/24	$14,407	$11,606	$13,758
10/31/24	$14,130	$11,319	$13,554
11/30/24	$14,216	$11,438	$13,599
12/31/24	$13,996	$11,251	$13,388
1/31/25	$14,294	$11,311	$13,708
2/28/25	$14,575	$11,560	$13,935
3/31/25	$14,839	$11,564	$14,196

Average Annual Return [Table Text Block]
Class/Index Name	1 Year	5 Years	10 Years
Class A (excluding sales charge)	9.14%	9.13%	4.62%
Class A (including sales charge)	3.09%	7.90%	4.03%
Bloomberg U.S. Aggregate Index	4.88%	(0.40%)	1.46%
Supplemental IndexFootnote Reference1	10.51%	6.91%	3.57%

No Deduction of Taxes [Text Block]	Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
Performance Table Market Index Changed [Text Block]	Differences in the Fund’s performance versus an index and related attribution information with respect to particular categories of securities or individual positions may be attributable, in part, to differences in the pricing methodologies used by the Fund and the index.
Updated Performance Information Location [Text Block]	For performance current to the most recent month-end, visit www.pimco.com/literature or via 888.87.PIMCO (888.877.4626).
AssetsNet	$ 1,819,828,000
Holdings Count | Holding	1,155
Advisory Fees Paid, Amount	$ 6,726,000
InvestmentCompanyPortfolioTurnover	322.00%
Additional Fund Statistics [Text Block]

Key Fund StatisticsFootnote Reference† (as of the end of the reporting period)

Total Net Assets	$1,819,828
# of Portfolio Holdings	1,155
Portfolio Turnover Rate	322%
Total Net Advisory Fees Paid During the Reporting Period	$6,726
Footnote	Description
Footnote†	Dollar amounts displayed in 000's

Holdings [Text Block]

Security Type Breakdown (% of Net Asset Value)Footnote Reference*

U.S. Treasury Obligations	60.8%
U.S. Government Agencies	27.7%
Commodities	23.2%
Sovereign Issues	10.4%
Asset-Backed Securities	7.7%
Real Estate Investment Trusts	4.7%
Corporate Bonds & Notes	1.5%
Non-Agency Mortgage-Backed Securities	0.7%
Common Stocks	0.2%
Other Investments	0.0%Footnote Reference^
Short-Term Instruments	2.9%
Affiliated Investments	9.9%
Financial Derivative Instruments	(0.5%)
Other Assets and Liabilities, Net	(49.2%)
Total	100.0%
Footnote	Description
Footnote^	Rounded value of investments is less than 0.1% of net assets.
Footnote*	% of Net Asset Value includes derivatives instruments, if any, valued at the value used for determining the Fund's net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.

Material Fund Change [Text Block]
C000237486
Shareholder Report [Line Items]
Fund Name	PIMCO Inflation Response Multi-Asset Fund
Class Name	I-3
Trading Symbol	PFRMX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the PIMCO Inflation Response Multi-Asset Fund (the "Fund") for the period of April 1, 2024 to March 31, 2025 (the "reporting period").
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.pimco.com/literature. You can also request this information by contacting us at 888.87.PIMCO (888.877.4626).
Additional Information Phone Number	888.87.PIMCO (888.877.4626)
Expenses [Text Block]

What were the Fund costs for the reporting period?

(based on a hypothetical $10,000 investment)
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
I-3	$209	1.99%

Expenses Paid, Amount	$ 209
Expense Ratio, Percent	1.99%
Factors Affecting Performance [Text Block]

How did the Fund perform during the reporting period and what affected its performance?

The following affected performance (on a gross basis) during the reporting period:

  Eurozone interest rate strategies, including short exposure to duration and exposure to swap spreads, contributed to relative performance versus the Supplemental Index ("Index"), as eurozone rates rose, while swaps spreads tightened.

  U.S. yield curve positioning, specifically overweight exposure to intermediate maturities relative to underweight exposure to long-term maturities, contributed to relative performance versus the Index, as the U.S. yield curve steepened.

  Overweight exposure to intermediate U.S. breakeven inflation contributed to relative performance versus the Index, as intermediate U.S. breakeven inflation rose.

  Exposure to California Carbon Allowances ("CCAs") detracted from relative performance, as CCAs posted negative returns. Positioning within the energy sector, including underweight exposure to natural gas, detracted from relative performance versus the Index, as natural gas posted positive returns.

  Active real estate investment trust ("REIT") strategies, including underweight exposure to healthcare REITs, detracted from relative performance versus the Index, as healthcare REITs posted positive returns.

Performance Past Does Not Indicate Future [Text]	Performance quoted represents past performance. Past performance is not a guarantee or a reliable indicator of future results.
Line Graph [Table Text Block]
	I-3	Bloomberg U.S. Aggregate Index	Supplemental IndexFootnote Reference1
3/31/15	$1,000,000	$1,000,000	$1,000,000
4/30/15	$1,017,115	$996,412	$1,013,620
5/31/15	$1,002,376	$994,012	$1,002,830
6/30/15	$987,400	$983,174	$995,224
7/31/15	$966,784	$990,008	$970,496
8/31/15	$948,461	$988,586	$958,149
9/30/15	$925,930	$995,273	$949,942
10/31/15	$947,854	$995,439	$961,333
11/30/15	$926,857	$992,809	$937,984
12/31/15	$915,229	$989,601	$928,892
1/31/16	$910,427	$1,003,219	$931,617
2/29/16	$915,007	$1,010,335	$943,114
3/31/16	$962,922	$1,019,605	$976,404
4/30/16	$988,574	$1,023,519	$997,347
5/31/16	$975,565	$1,023,781	$985,496
6/30/16	$1,008,236	$1,042,177	$1,021,332
7/31/16	$1,016,304	$1,048,765	$1,022,217
8/31/16	$1,010,320	$1,047,566	$1,009,976
9/30/16	$1,024,244	$1,046,952	$1,018,573
10/31/16	$1,020,603	$1,038,944	$1,005,448
11/30/16	$999,412	$1,014,369	$985,036
12/31/16	$1,010,080	$1,015,800	$991,687
1/31/17	$1,029,940	$1,017,793	$1,002,512
2/28/17	$1,040,402	$1,024,634	$1,014,611
3/31/17	$1,032,775	$1,024,097	$1,008,101
4/30/17	$1,037,384	$1,032,000	$1,009,446
5/31/17	$1,036,069	$1,039,943	$1,008,738
6/30/17	$1,033,084	$1,038,896	$1,004,033
7/31/17	$1,050,928	$1,043,367	$1,015,955
8/31/17	$1,067,571	$1,052,726	$1,026,356
9/30/17	$1,064,127	$1,047,712	$1,019,564
10/31/17	$1,070,057	$1,048,319	$1,021,934
11/30/17	$1,078,417	$1,046,973	$1,027,488
12/31/17	$1,095,199	$1,051,778	$1,042,028
1/31/18	$1,098,814	$1,039,665	$1,044,964
2/28/18	$1,077,414	$1,029,809	$1,025,790
3/31/18	$1,093,543	$1,036,414	$1,034,811
4/30/18	$1,098,413	$1,028,705	$1,038,066
5/31/18	$1,098,273	$1,036,047	$1,041,957
6/30/18	$1,092,438	$1,034,773	$1,034,564
7/31/18	$1,088,476	$1,035,019	$1,027,347
8/31/18	$1,080,691	$1,041,679	$1,023,385
9/30/18	$1,082,814	$1,034,971	$1,020,625
10/31/18	$1,064,522	$1,026,792	$1,007,111
11/30/18	$1,063,095	$1,032,921	$1,016,168
12/31/18	$1,053,041	$1,051,898	$1,001,769
1/31/19	$1,093,246	$1,063,068	$1,037,394
2/28/19	$1,101,465	$1,062,452	$1,039,163
3/31/19	$1,109,668	$1,082,853	$1,047,512
4/30/19	$1,112,312	$1,083,130	$1,047,334
5/31/19	$1,103,829	$1,102,358	$1,048,467
6/30/19	$1,122,740	$1,116,201	$1,072,134
7/31/19	$1,126,781	$1,118,657	$1,075,247
8/31/19	$1,132,216	$1,147,643	$1,086,178
9/30/19	$1,130,207	$1,141,531	$1,083,065
10/31/19	$1,142,667	$1,144,969	$1,096,403
11/30/19	$1,132,724	$1,144,386	$1,085,613
12/31/19	$1,156,892	$1,143,588	$1,104,999
1/31/20	$1,152,491	$1,165,596	$1,101,851
2/29/20	$1,129,673	$1,186,575	$1,083,384
3/31/20	$1,028,903	$1,179,592	$1,016,415
4/30/20	$1,072,705	$1,200,561	$1,041,922
5/31/20	$1,099,492	$1,206,151	$1,056,816
6/30/20	$1,126,550	$1,213,749	$1,073,124
7/31/20	$1,174,705	$1,231,878	$1,112,145
8/31/20	$1,200,123	$1,221,935	$1,134,079
9/30/20	$1,180,093	$1,221,265	$1,114,621
10/31/20	$1,174,261	$1,215,812	$1,111,402
11/30/20	$1,219,550	$1,227,742	$1,137,900
12/31/20	$1,263,286	$1,229,433	$1,169,632
1/31/21	$1,274,543	$1,220,618	$1,173,241
2/28/21	$1,281,531	$1,202,992	$1,177,451
3/31/21	$1,281,367	$1,187,971	$1,173,241
4/30/21	$1,332,575	$1,197,356	$1,216,260
5/31/21	$1,363,791	$1,201,268	$1,242,863
6/30/21	$1,365,080	$1,209,708	$1,242,721
7/31/21	$1,394,293	$1,223,233	$1,270,775
8/31/21	$1,399,993	$1,220,905	$1,272,721
9/30/21	$1,388,888	$1,210,334	$1,266,566
10/31/21	$1,413,128	$1,210,000	$1,292,497
11/30/21	$1,387,010	$1,213,580	$1,272,261
12/31/21	$1,435,826	$1,210,475	$1,300,916
1/31/22	$1,419,762	$1,184,396	$1,301,306
2/28/22	$1,438,655	$1,171,183	$1,321,895
3/31/22	$1,479,584	$1,138,645	$1,338,416
4/30/22	$1,464,880	$1,095,436	$1,322,107
5/31/22	$1,455,016	$1,102,499	$1,308,169
6/30/22	$1,379,638	$1,085,203	$1,243,535
7/31/22	$1,433,920	$1,111,719	$1,285,174
8/31/22	$1,395,787	$1,080,306	$1,258,040
9/30/22	$1,287,757	$1,033,630	$1,175,364
10/31/22	$1,321,825	$1,020,242	$1,191,036
11/30/22	$1,364,409	$1,057,762	$1,230,445
12/31/22	$1,360,925	$1,052,991	$1,221,177
1/31/23	$1,391,609	$1,085,385	$1,256,235
2/28/23	$1,353,705	$1,057,322	$1,220,434
3/31/23	$1,378,974	$1,084,180	$1,245,658
4/30/23	$1,384,389	$1,090,751	$1,247,356
5/31/23	$1,351,900	$1,078,874	$1,219,939
6/30/23	$1,369,950	$1,075,027	$1,233,665
7/31/23	$1,413,268	$1,074,277	$1,259,985
8/31/23	$1,402,439	$1,067,415	$1,244,101
9/30/23	$1,373,560	$1,040,290	$1,215,057
10/31/23	$1,371,755	$1,023,873	$1,215,304
11/30/23	$1,416,878	$1,070,241	$1,247,144
12/31/23	$1,448,361	$1,111,209	$1,272,650
1/31/24	$1,455,594	$1,108,157	$1,265,893
2/29/24	$1,450,170	$1,092,501	$1,258,818
3/31/24	$1,479,790	$1,102,589	$1,284,643
4/30/24	$1,458,082	$1,074,739	$1,275,516
5/31/24	$1,487,026	$1,092,959	$1,300,174
6/30/24	$1,489,235	$1,103,307	$1,302,827
7/31/24	$1,511,189	$1,129,077	$1,317,508
8/31/24	$1,531,314	$1,145,301	$1,338,699
9/30/24	$1,570,765	$1,160,636	$1,375,809
10/31/24	$1,541,163	$1,131,854	$1,355,397
11/30/24	$1,550,414	$1,143,821	$1,359,855
12/31/24	$1,526,305	$1,125,101	$1,338,805
1/31/25	$1,560,056	$1,131,070	$1,370,821
2/28/25	$1,590,057	$1,155,956	$1,393,498
3/31/25	$1,621,074	$1,156,391	$1,419,606

Average Annual Return [Table Text Block]
Class/Index Name	1 Year	5 Years	10 Years
I-3	9.55%	9.52%	4.95%
Bloomberg U.S. Aggregate Index	4.88%	(0.40%)	1.46%
Supplemental IndexFootnote Reference1	10.51%	6.91%	3.57%

No Deduction of Taxes [Text Block]	Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
Performance Table Market Index Changed [Text Block]	Differences in the Fund’s performance versus an index and related attribution information with respect to particular categories of securities or individual positions may be attributable, in part, to differences in the pricing methodologies used by the Fund and the index.
Updated Performance Information Location [Text Block]	For performance current to the most recent month-end, visit www.pimco.com/literature or via 888.87.PIMCO (888.877.4626).
AssetsNet	$ 1,819,828,000
Holdings Count | Holding	1,155
Advisory Fees Paid, Amount	$ 6,726,000
InvestmentCompanyPortfolioTurnover	322.00%
Additional Fund Statistics [Text Block]

Key Fund StatisticsFootnote Reference† (as of the end of the reporting period)

Total Net Assets	$1,819,828
# of Portfolio Holdings	1,155
Portfolio Turnover Rate	322%
Total Net Advisory Fees Paid During the Reporting Period	$6,726
Footnote	Description
Footnote†	Dollar amounts displayed in 000's

Holdings [Text Block]

Security Type Breakdown (% of Net Asset Value)Footnote Reference*

U.S. Treasury Obligations	60.8%
U.S. Government Agencies	27.7%
Commodities	23.2%
Sovereign Issues	10.4%
Asset-Backed Securities	7.7%
Real Estate Investment Trusts	4.7%
Corporate Bonds & Notes	1.5%
Non-Agency Mortgage-Backed Securities	0.7%
Common Stocks	0.2%
Other Investments	0.0%Footnote Reference^
Short-Term Instruments	2.9%
Affiliated Investments	9.9%
Financial Derivative Instruments	(0.5%)
Other Assets and Liabilities, Net	(49.2%)
Total	100.0%
Footnote	Description
Footnote^	Rounded value of investments is less than 0.1% of net assets.
Footnote*	% of Net Asset Value includes derivatives instruments, if any, valued at the value used for determining the Fund's net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.

Material Fund Change [Text Block]
C000103232
Shareholder Report [Line Items]
Fund Name	PIMCO Inflation Response Multi-Asset Fund
Class Name	Institutional Class
Trading Symbol	PIRMX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the PIMCO Inflation Response Multi-Asset Fund (the "Fund") for the period of April 1, 2024 to March 31, 2025 (the "reporting period").
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.pimco.com/literature. You can also request this information by contacting us at 888.87.PIMCO (888.877.4626).
Additional Information Phone Number	888.87.PIMCO (888.877.4626)
Expenses [Text Block]

What were the Fund costs for the reporting period?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Class	$193	1.84%

Expenses Paid, Amount	$ 193
Expense Ratio, Percent	1.84%
Factors Affecting Performance [Text Block]

How did the Fund perform during the reporting period and what affected its performance?

The following affected performance (on a gross basis) during the reporting period:

  Eurozone interest rate strategies, including short exposure to duration and exposure to swap spreads, contributed to relative performance versus the Supplemental Index ("Index"), as eurozone rates rose, while swaps spreads tightened.

  U.S. yield curve positioning, specifically overweight exposure to intermediate maturities relative to underweight exposure to long-term maturities, contributed to relative performance versus the Index, as the U.S. yield curve steepened.

  Overweight exposure to intermediate U.S. breakeven inflation contributed to relative performance versus the Index, as intermediate U.S. breakeven inflation rose.

  Exposure to California Carbon Allowances ("CCAs") detracted from relative performance, as CCAs posted negative returns. Positioning within the energy sector, including underweight exposure to natural gas, detracted from relative performance versus the Index, as natural gas posted positive returns.

  Active real estate investment trust ("REIT") strategies, including underweight exposure to healthcare REITs, detracted from relative performance versus the Index, as healthcare REITs posted positive returns.

Performance Past Does Not Indicate Future [Text]	Performance quoted represents past performance. Past performance is not a guarantee or a reliable indicator of future results.
Line Graph [Table Text Block]
	Institutional Class	Bloomberg U.S. Aggregate Index	Supplemental IndexFootnote Reference1
3/31/15	$1,000,000	$1,000,000	$1,000,000
4/30/15	$1,017,065	$996,412	$1,013,620
5/31/15	$1,002,275	$994,012	$1,002,830
6/30/15	$987,252	$983,174	$995,224
7/31/15	$966,589	$990,008	$970,496
8/31/15	$948,221	$988,586	$958,149
9/30/15	$925,650	$995,273	$949,942
10/31/15	$947,689	$995,439	$961,333
11/30/15	$926,809	$992,809	$937,984
12/31/15	$915,300	$989,601	$928,892
1/31/16	$910,612	$1,003,219	$931,617
2/29/16	$915,300	$1,010,335	$943,114
3/31/16	$963,350	$1,019,605	$976,404
4/30/16	$989,133	$1,023,519	$997,347
5/31/16	$976,241	$1,023,781	$985,496
6/30/16	$1,009,056	$1,042,177	$1,021,332
7/31/16	$1,017,260	$1,048,765	$1,022,217
8/31/16	$1,011,400	$1,047,566	$1,009,976
9/30/16	$1,025,464	$1,046,952	$1,018,573
10/31/16	$1,021,948	$1,038,944	$1,005,448
11/30/16	$1,000,853	$1,014,369	$985,036
12/31/16	$1,011,664	$1,015,800	$991,687
1/31/17	$1,031,685	$1,017,793	$1,002,512
2/28/17	$1,042,284	$1,024,634	$1,014,611
3/31/17	$1,034,775	$1,024,097	$1,008,101
4/30/17	$1,039,521	$1,032,000	$1,009,446
5/31/17	$1,038,335	$1,039,943	$1,008,738
6/30/17	$1,035,471	$1,038,896	$1,004,033
7/31/17	$1,053,489	$1,043,367	$1,015,955
8/31/17	$1,070,307	$1,052,726	$1,026,356
9/30/17	$1,066,986	$1,047,712	$1,019,564
10/31/17	$1,073,069	$1,048,319	$1,021,934
11/30/17	$1,081,586	$1,046,973	$1,027,488
12/31/17	$1,098,555	$1,051,778	$1,042,028
1/31/18	$1,102,322	$1,039,665	$1,044,964
2/28/18	$1,080,978	$1,029,809	$1,025,790
3/31/18	$1,097,300	$1,036,414	$1,034,811
4/30/18	$1,102,322	$1,028,705	$1,038,066
5/31/18	$1,102,322	$1,036,047	$1,041,957
6/30/18	$1,096,600	$1,034,773	$1,034,564
7/31/18	$1,092,761	$1,035,019	$1,027,347
8/31/18	$1,085,084	$1,041,679	$1,023,385
9/30/18	$1,087,350	$1,034,971	$1,020,625
10/31/18	$1,069,119	$1,026,792	$1,007,111
11/30/18	$1,067,816	$1,032,921	$1,016,168
12/31/18	$1,057,853	$1,051,898	$1,001,769
1/31/19	$1,098,379	$1,063,068	$1,037,394
2/28/19	$1,106,763	$1,062,452	$1,039,163
3/31/19	$1,115,148	$1,082,853	$1,047,512
4/30/19	$1,117,943	$1,083,130	$1,047,334
5/31/19	$1,109,558	$1,102,358	$1,048,467
6/30/19	$1,128,706	$1,116,201	$1,072,134
7/31/19	$1,132,912	$1,118,657	$1,075,247
8/31/19	$1,138,521	$1,147,643	$1,086,178
9/30/19	$1,136,642	$1,141,531	$1,083,065
10/31/19	$1,149,319	$1,144,969	$1,096,403
11/30/19	$1,139,459	$1,144,386	$1,085,613
12/31/19	$1,163,917	$1,143,588	$1,104,999
1/31/20	$1,159,638	$1,165,596	$1,101,851
2/29/20	$1,136,816	$1,186,575	$1,083,384
3/31/20	$1,035,544	$1,179,592	$1,016,415
4/30/20	$1,079,762	$1,200,561	$1,041,922
5/31/20	$1,106,863	$1,206,151	$1,056,816
6/30/20	$1,134,240	$1,213,749	$1,073,124
7/31/20	$1,182,871	$1,231,878	$1,112,145
8/31/20	$1,208,617	$1,221,935	$1,134,079
9/30/20	$1,188,592	$1,221,265	$1,114,621
10/31/20	$1,182,871	$1,215,812	$1,111,402
11/30/20	$1,228,641	$1,227,742	$1,137,900
12/31/20	$1,272,862	$1,229,433	$1,169,632
1/31/21	$1,284,368	$1,220,618	$1,173,241
2/28/21	$1,291,560	$1,202,992	$1,177,451
3/31/21	$1,291,560	$1,187,971	$1,173,241
4/30/21	$1,343,337	$1,197,356	$1,216,260
5/31/21	$1,374,979	$1,201,268	$1,242,863
6/30/21	$1,376,448	$1,209,708	$1,242,721
7/31/21	$1,406,081	$1,223,233	$1,270,775
8/31/21	$1,412,008	$1,220,905	$1,272,721
9/30/21	$1,400,981	$1,210,334	$1,266,566
10/31/21	$1,425,614	$1,210,000	$1,292,497
11/30/21	$1,399,441	$1,213,580	$1,272,261
12/31/21	$1,448,875	$1,210,475	$1,300,916
1/31/22	$1,432,847	$1,184,396	$1,301,306
2/28/22	$1,452,080	$1,171,183	$1,321,895
3/31/22	$1,493,581	$1,138,645	$1,338,416
4/30/22	$1,478,922	$1,095,436	$1,322,107
5/31/22	$1,469,149	$1,102,499	$1,308,169
6/30/22	$1,393,216	$1,085,203	$1,243,535
7/31/22	$1,448,211	$1,111,719	$1,285,174
8/31/22	$1,409,881	$1,080,306	$1,258,040
9/30/22	$1,302,562	$1,033,630	$1,175,364
10/31/22	$1,336,975	$1,020,242	$1,191,036
11/30/22	$1,378,272	$1,057,762	$1,230,445
12/31/22	$1,374,639	$1,052,991	$1,221,177
1/31/23	$1,407,456	$1,085,385	$1,256,235
2/28/23	$1,369,170	$1,057,322	$1,220,434
3/31/23	$1,394,694	$1,084,180	$1,245,658
4/30/23	$1,400,163	$1,090,751	$1,247,356
5/31/23	$1,365,524	$1,078,874	$1,219,939
6/30/23	$1,383,755	$1,075,027	$1,233,665
7/31/23	$1,429,333	$1,074,277	$1,259,985
8/31/23	$1,416,571	$1,067,415	$1,244,101
9/30/23	$1,387,401	$1,040,290	$1,215,057
10/31/23	$1,385,578	$1,023,873	$1,215,304
11/30/23	$1,432,979	$1,070,241	$1,247,144
12/31/23	$1,464,011	$1,111,209	$1,272,650
1/31/24	$1,471,313	$1,108,157	$1,265,893
2/29/24	$1,465,836	$1,092,501	$1,258,818
3/31/24	$1,497,815	$1,102,589	$1,284,643
4/30/24	$1,475,896	$1,074,739	$1,275,516
5/31/24	$1,505,121	$1,092,959	$1,300,174
6/30/24	$1,507,654	$1,103,307	$1,302,827
7/31/24	$1,529,825	$1,129,077	$1,317,508
8/31/24	$1,550,149	$1,145,301	$1,338,699
9/30/24	$1,590,415	$1,160,636	$1,375,809
10/31/24	$1,560,513	$1,131,854	$1,355,397
11/30/24	$1,569,858	$1,143,821	$1,359,855
12/31/24	$1,544,321	$1,125,101	$1,338,805
1/31/25	$1,580,324	$1,131,070	$1,370,821
2/28/25	$1,610,642	$1,155,956	$1,393,498
3/31/25	$1,642,383	$1,156,391	$1,419,606

Average Annual Return [Table Text Block]
Class/Index Name	1 Year	5 Years	10 Years
Institutional Class	9.65%	9.66%	5.09%
Bloomberg U.S. Aggregate Index	4.88%	(0.40%)	1.46%
Supplemental IndexFootnote Reference1	10.51%	6.91%	3.57%

No Deduction of Taxes [Text Block]	Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
Performance Table Market Index Changed [Text Block]	Differences in the Fund’s performance versus an index and related attribution information with respect to particular categories of securities or individual positions may be attributable, in part, to differences in the pricing methodologies used by the Fund and the index.
Updated Performance Information Location [Text Block]	For performance current to the most recent month-end, visit www.pimco.com/literature or via 888.87.PIMCO (888.877.4626).
AssetsNet	$ 1,819,828,000
Holdings Count | Holding	1,155
Advisory Fees Paid, Amount	$ 6,726,000
InvestmentCompanyPortfolioTurnover	322.00%
Additional Fund Statistics [Text Block]

Key Fund StatisticsFootnote Reference† (as of the end of the reporting period)

Total Net Assets	$1,819,828
# of Portfolio Holdings	1,155
Portfolio Turnover Rate	322%
Total Net Advisory Fees Paid During the Reporting Period	$6,726
Footnote	Description
Footnote†	Dollar amounts displayed in 000's

Holdings [Text Block]

Security Type Breakdown (% of Net Asset Value)Footnote Reference*

U.S. Treasury Obligations	60.8%
U.S. Government Agencies	27.7%
Commodities	23.2%
Sovereign Issues	10.4%
Asset-Backed Securities	7.7%
Real Estate Investment Trusts	4.7%
Corporate Bonds & Notes	1.5%
Non-Agency Mortgage-Backed Securities	0.7%
Common Stocks	0.2%
Other Investments	0.0%Footnote Reference^
Short-Term Instruments	2.9%
Affiliated Investments	9.9%
Financial Derivative Instruments	(0.5%)
Other Assets and Liabilities, Net	(49.2%)
Total	100.0%
Footnote	Description
Footnote^	Rounded value of investments is less than 0.1% of net assets.
Footnote*	% of Net Asset Value includes derivatives instruments, if any, valued at the value used for determining the Fund's net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.

Material Fund Change [Text Block]
C000103233
Shareholder Report [Line Items]
Fund Name	PIMCO Inflation Response Multi-Asset Fund
Class Name	I-2
Trading Symbol	PPRMX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the PIMCO Inflation Response Multi-Asset Fund (the "Fund") for the period of April 1, 2024 to March 31, 2025 (the "reporting period").
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.pimco.com/literature. You can also request this information by contacting us at 888.87.PIMCO (888.877.4626).
Additional Information Phone Number	888.87.PIMCO (888.877.4626)
Expenses [Text Block]

What were the Fund costs for the reporting period?

(based on a hypothetical $10,000 investment)
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
I-2	$203	1.94%

Expenses Paid, Amount	$ 203
Expense Ratio, Percent	1.94%
Factors Affecting Performance [Text Block]

How did the Fund perform during the reporting period and what affected its performance?

The following affected performance (on a gross basis) during the reporting period:

  Eurozone interest rate strategies, including short exposure to duration and exposure to swap spreads, contributed to relative performance versus the Supplemental Index ("Index"), as eurozone rates rose, while swaps spreads tightened.

  U.S. yield curve positioning, specifically overweight exposure to intermediate maturities relative to underweight exposure to long-term maturities, contributed to relative performance versus the Index, as the U.S. yield curve steepened.

  Overweight exposure to intermediate U.S. breakeven inflation contributed to relative performance versus the Index, as intermediate U.S. breakeven inflation rose.

  Exposure to California Carbon Allowances ("CCAs") detracted from relative performance, as CCAs posted negative returns. Positioning within the energy sector, including underweight exposure to natural gas, detracted from relative performance versus the Index, as natural gas posted positive returns.

  Active real estate investment trust ("REIT") strategies, including underweight exposure to healthcare REITs, detracted from relative performance versus the Index, as healthcare REITs posted positive returns.

Performance Past Does Not Indicate Future [Text]	Performance quoted represents past performance. Past performance is not a guarantee or a reliable indicator of future results.
Line Graph [Table Text Block]
	I-2	Bloomberg U.S. Aggregate Index	Supplemental IndexFootnote Reference1
3/31/15	$1,000,000	$1,000,000	$1,000,000
4/30/15	$1,018,203	$996,412	$1,013,620
5/31/15	$1,002,275	$994,012	$1,002,830
6/30/15	$988,170	$983,174	$995,224
7/31/15	$966,363	$990,008	$970,496
8/31/15	$948,000	$988,586	$958,149
9/30/15	$926,318	$995,273	$949,942
10/31/15	$948,345	$995,439	$961,333
11/30/15	$926,318	$992,809	$937,984
12/31/15	$915,461	$989,601	$928,892
1/31/16	$909,608	$1,003,219	$931,617
2/29/16	$914,291	$1,010,335	$943,114
3/31/16	$962,288	$1,019,605	$976,404
4/30/16	$988,043	$1,023,519	$997,347
5/31/16	$976,336	$1,023,781	$985,496
6/30/16	$1,009,115	$1,042,177	$1,021,332
7/31/16	$1,017,309	$1,048,765	$1,022,217
8/31/16	$1,011,456	$1,047,566	$1,009,976
9/30/16	$1,025,504	$1,046,952	$1,018,573
10/31/16	$1,021,992	$1,038,944	$1,005,448
11/30/16	$1,000,920	$1,014,369	$985,036
12/31/16	$1,011,314	$1,015,800	$991,687
1/31/17	$1,031,305	$1,017,793	$1,002,512
2/28/17	$1,041,889	$1,024,634	$1,014,611
3/31/17	$1,034,216	$1,024,097	$1,008,101
4/30/17	$1,038,954	$1,032,000	$1,009,446
5/31/17	$1,037,770	$1,039,943	$1,008,738
6/30/17	$1,034,783	$1,038,896	$1,004,033
7/31/17	$1,051,570	$1,043,367	$1,015,955
8/31/17	$1,068,357	$1,052,726	$1,026,356
9/30/17	$1,064,807	$1,047,712	$1,019,564
10/31/17	$1,072,092	$1,048,319	$1,021,934
11/30/17	$1,080,591	$1,046,973	$1,027,488
12/31/17	$1,096,048	$1,051,778	$1,042,028
1/31/18	$1,101,059	$1,039,665	$1,044,964
2/28/18	$1,079,764	$1,029,809	$1,025,790
3/31/18	$1,096,048	$1,036,414	$1,034,811
4/30/18	$1,099,806	$1,028,705	$1,038,066
5/31/18	$1,099,806	$1,036,047	$1,041,957
6/30/18	$1,094,027	$1,034,773	$1,034,564
7/31/18	$1,090,198	$1,035,019	$1,027,347
8/31/18	$1,082,538	$1,041,679	$1,023,385
9/30/18	$1,084,529	$1,034,971	$1,020,625
10/31/18	$1,067,644	$1,026,792	$1,007,111
11/30/18	$1,065,047	$1,032,921	$1,016,168
12/31/18	$1,054,914	$1,051,898	$1,001,769
1/31/19	$1,095,327	$1,063,068	$1,037,394
2/28/19	$1,103,688	$1,062,452	$1,039,163
3/31/19	$1,112,050	$1,082,853	$1,047,512
4/30/19	$1,114,837	$1,083,130	$1,047,334
5/31/19	$1,106,476	$1,102,358	$1,048,467
6/30/19	$1,125,375	$1,116,201	$1,072,134
7/31/19	$1,129,569	$1,118,657	$1,075,247
8/31/19	$1,135,161	$1,147,643	$1,086,178
9/30/19	$1,134,414	$1,141,531	$1,083,065
10/31/19	$1,145,646	$1,144,969	$1,096,403
11/30/19	$1,135,818	$1,144,386	$1,085,613
12/31/19	$1,159,843	$1,143,588	$1,104,999
1/31/20	$1,155,579	$1,165,596	$1,101,851
2/29/20	$1,132,837	$1,186,575	$1,083,384
3/31/20	$1,031,919	$1,179,592	$1,016,415
4/30/20	$1,074,561	$1,200,561	$1,041,922
5/31/20	$1,102,988	$1,206,151	$1,056,816
6/30/20	$1,128,738	$1,213,749	$1,073,124
7/31/20	$1,178,619	$1,231,878	$1,112,145
8/31/20	$1,202,847	$1,221,935	$1,134,079
9/30/20	$1,182,895	$1,221,265	$1,114,621
10/31/20	$1,177,194	$1,215,812	$1,111,402
11/30/20	$1,222,800	$1,227,742	$1,137,900
12/31/20	$1,267,929	$1,229,433	$1,169,632
1/31/21	$1,277,958	$1,220,618	$1,173,241
2/28/21	$1,286,554	$1,202,992	$1,177,451
3/31/21	$1,285,121	$1,187,971	$1,173,241
4/30/21	$1,338,131	$1,197,356	$1,216,260
5/31/21	$1,368,217	$1,201,268	$1,242,863
6/30/21	$1,369,505	$1,209,708	$1,242,721
7/31/21	$1,399,021	$1,223,233	$1,270,775
8/31/21	$1,404,924	$1,220,905	$1,272,721
9/30/21	$1,393,851	$1,210,334	$1,266,566
10/31/21	$1,418,385	$1,210,000	$1,292,497
11/30/21	$1,392,317	$1,213,580	$1,272,261
12/31/21	$1,441,532	$1,210,475	$1,300,916
1/31/22	$1,425,568	$1,184,396	$1,301,306
2/28/22	$1,444,724	$1,171,183	$1,321,895
3/31/22	$1,485,925	$1,138,645	$1,338,416
4/30/22	$1,471,325	$1,095,436	$1,322,107
5/31/22	$1,461,592	$1,102,499	$1,308,169
6/30/22	$1,385,912	$1,085,203	$1,243,535
7/31/22	$1,440,684	$1,111,719	$1,285,174
8/31/22	$1,400,850	$1,080,306	$1,258,040
9/30/22	$1,295,258	$1,033,630	$1,175,364
10/31/22	$1,327,811	$1,020,242	$1,191,036
11/30/22	$1,370,643	$1,057,762	$1,230,445
12/31/22	$1,366,108	$1,052,991	$1,221,177
1/31/23	$1,398,764	$1,085,385	$1,256,235
2/28/23	$1,360,665	$1,057,322	$1,220,434
3/31/23	$1,384,250	$1,084,180	$1,245,658
4/30/23	$1,391,507	$1,090,751	$1,247,356
5/31/23	$1,357,037	$1,078,874	$1,219,939
6/30/23	$1,375,179	$1,075,027	$1,233,665
7/31/23	$1,418,720	$1,074,277	$1,259,985
8/31/23	$1,407,835	$1,067,415	$1,244,101
9/30/23	$1,378,807	$1,040,290	$1,215,057
10/31/23	$1,376,993	$1,023,873	$1,215,304
11/30/23	$1,422,348	$1,070,241	$1,247,144
12/31/23	$1,453,192	$1,111,209	$1,272,650
1/31/24	$1,460,449	$1,108,157	$1,265,893
2/29/24	$1,455,006	$1,092,501	$1,258,818
3/31/24	$1,486,447	$1,102,589	$1,284,643
4/30/24	$1,464,667	$1,074,739	$1,275,516
5/31/24	$1,493,707	$1,092,959	$1,300,174
6/30/24	$1,495,929	$1,103,307	$1,302,827
7/31/24	$1,517,955	$1,129,077	$1,317,508
8/31/24	$1,538,145	$1,145,301	$1,338,699
9/30/24	$1,577,359	$1,160,636	$1,375,809
10/31/24	$1,547,668	$1,131,854	$1,355,397
11/30/24	$1,556,946	$1,143,821	$1,359,855
12/31/24	$1,532,881	$1,125,101	$1,338,805
1/31/25	$1,566,736	$1,131,070	$1,370,821
2/28/25	$1,598,711	$1,155,956	$1,393,498
3/31/25	$1,628,035	$1,156,391	$1,419,606

Average Annual Return [Table Text Block]
Class/Index Name	1 Year	5 Years	10 Years
I-2	9.53%	9.55%	4.99%
Bloomberg U.S. Aggregate Index	4.88%	(0.40%)	1.46%
Supplemental IndexFootnote Reference1	10.51%	6.91%	3.57%

No Deduction of Taxes [Text Block]	Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
Performance Table Market Index Changed [Text Block]	Differences in the Fund’s performance versus an index and related attribution information with respect to particular categories of securities or individual positions may be attributable, in part, to differences in the pricing methodologies used by the Fund and the index.
Updated Performance Information Location [Text Block]	For performance current to the most recent month-end, visit www.pimco.com/literature or via 888.87.PIMCO (888.877.4626).
AssetsNet	$ 1,819,828,000
Holdings Count | Holding	1,155
Advisory Fees Paid, Amount	$ 6,726,000
InvestmentCompanyPortfolioTurnover	322.00%
Additional Fund Statistics [Text Block]

Key Fund StatisticsFootnote Reference† (as of the end of the reporting period)

Total Net Assets	$1,819,828
# of Portfolio Holdings	1,155
Portfolio Turnover Rate	322%
Total Net Advisory Fees Paid During the Reporting Period	$6,726
Footnote	Description
Footnote†	Dollar amounts displayed in 000's

Holdings [Text Block]

Security Type Breakdown (% of Net Asset Value)Footnote Reference*

U.S. Treasury Obligations	60.8%
U.S. Government Agencies	27.7%
Commodities	23.2%
Sovereign Issues	10.4%
Asset-Backed Securities	7.7%
Real Estate Investment Trusts	4.7%
Corporate Bonds & Notes	1.5%
Non-Agency Mortgage-Backed Securities	0.7%
Common Stocks	0.2%
Other Investments	0.0%Footnote Reference^
Short-Term Instruments	2.9%
Affiliated Investments	9.9%
Financial Derivative Instruments	(0.5%)
Other Assets and Liabilities, Net	(49.2%)
Total	100.0%
Footnote	Description
Footnote^	Rounded value of investments is less than 0.1% of net assets.
Footnote*	% of Net Asset Value includes derivatives instruments, if any, valued at the value used for determining the Fund's net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.

Material Fund Change [Text Block]
C000026605
Shareholder Report [Line Items]
Fund Name	PIMCO Long-Term Real Return Fund
Class Name	Institutional Class
Trading Symbol	PRAIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the PIMCO Long-Term Real Return Fund (the "Fund") for the period of April 1, 2024 to March 31, 2025 (the "reporting period").
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.pimco.com/literature. You can also request this information by contacting us at 888.87.PIMCO (888.877.4626).
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	888.87.PIMCO (888.877.4626)
Expenses [Text Block]

What were the Fund costs for the reporting period?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Class	$236	2.33%

Expenses Paid, Amount	$ 236
Expense Ratio, Percent	2.33%
Factors Affecting Performance [Text Block]

How did the Fund perform during the reporting period and what affected its performance?

The following affected performance (on a gross basis) during the reporting period:

  Eurozone interest rate strategies, including short exposure to duration and exposure to swap spreads, contributed to relative performance versus the Bloomberg U.S. Treasury Inflation Notes: 10+ Year Index  ("Index"), as eurozone rates rose, while swaps spreads tightened.

  Exposure to securitized assets, including U.S. non-agency residential mortgage-backed securities and collateralized loan obligations, contributed to relative performance versus the Index, as spreads broadly tightened across these sectors.

  U.S. yield curve positioning, specifically overweight exposure to intermediate maturities relative to underweight exposure to long-term maturities, contributed to relative performance versus the Index, as the U.S. yield curve steepened.

  Overweight exposure to intermediate U.S. breakeven inflation contributed to relative performance versus the Index, as intermediate U.S. breakeven inflation rose.

  Long exposure to U.K. interest rates detracted from relative performance versus the Index, as U.K. interest rates broadly moved higher.

  There were no other material detractors for this Fund.

Performance Past Does Not Indicate Future [Text]	Performance quoted represents past performance. Past performance is not a guarantee or a reliable indicator of future results.
Line Graph [Table Text Block]
	Institutional Class	Bloomberg U.S. Aggregate Index	Bloomberg U.S. Treasury Inflation Notes: 10+ Year Index
3/31/15	$1,000,000	$1,000,000	$1,000,000
4/30/15	$1,001,497	$996,412	$1,002,961
5/31/15	$975,993	$994,012	$983,064
6/30/15	$951,986	$983,174	$958,896
7/31/15	$968,716	$990,008	$970,457
8/31/15	$944,468	$988,586	$955,377
9/30/15	$923,442	$995,273	$938,686
10/31/15	$938,121	$995,439	$948,489
11/30/15	$934,858	$992,809	$948,895
12/31/15	$916,151	$989,601	$934,793
1/31/16	$931,971	$1,003,219	$955,245
2/29/16	$944,202	$1,010,335	$976,618
3/31/16	$984,016	$1,019,605	$1,007,581
4/30/16	$993,933	$1,023,519	$1,014,213
5/31/16	$979,894	$1,023,781	$1,002,077
6/30/16	$1,018,554	$1,042,177	$1,039,793
7/31/16	$1,049,504	$1,048,765	$1,069,288
8/31/16	$1,048,539	$1,047,566	$1,066,656
9/30/16	$1,053,896	$1,046,952	$1,064,302
10/31/16	$1,038,726	$1,038,944	$1,049,095
11/30/16	$995,065	$1,014,369	$1,011,716
12/31/16	$988,351	$1,015,800	$1,002,823
1/31/17	$1,003,117	$1,017,793	$1,015,086
2/28/17	$1,018,980	$1,024,634	$1,029,665
3/31/17	$1,016,865	$1,024,097	$1,024,102
4/30/17	$1,025,754	$1,032,000	$1,036,389
5/31/17	$1,024,882	$1,039,943	$1,036,213
6/30/17	$1,011,605	$1,038,896	$1,019,899
7/31/17	$1,015,451	$1,043,367	$1,022,099
8/31/17	$1,039,057	$1,052,726	$1,048,130
9/30/17	$1,028,013	$1,047,712	$1,035,022
10/31/17	$1,035,252	$1,048,319	$1,039,398
11/30/17	$1,045,340	$1,046,973	$1,050,565
12/31/17	$1,075,584	$1,051,778	$1,078,444
1/31/18	$1,060,680	$1,039,665	$1,064,749
2/28/18	$1,028,277	$1,029,809	$1,030,473
3/31/18	$1,047,034	$1,036,414	$1,051,723
4/30/18	$1,050,124	$1,028,705	$1,054,617
5/31/18	$1,046,589	$1,036,047	$1,057,284
6/30/18	$1,064,243	$1,034,773	$1,067,335
7/31/18	$1,054,882	$1,035,019	$1,057,712
8/31/18	$1,059,451	$1,041,679	$1,067,611
9/30/18	$1,034,095	$1,034,971	$1,038,690
10/31/18	$987,618	$1,026,792	$991,165
11/30/18	$995,629	$1,032,921	$1,003,422
12/31/18	$1,005,451	$1,051,898	$1,015,717
1/31/19	$1,034,301	$1,063,068	$1,040,565
2/28/19	$1,024,334	$1,062,452	$1,034,220
3/31/19	$1,071,248	$1,082,853	$1,080,573
4/30/19	$1,068,522	$1,083,130	$1,078,601
5/31/19	$1,122,157	$1,102,358	$1,131,342
6/30/19	$1,119,291	$1,116,201	$1,132,490
7/31/19	$1,133,751	$1,118,657	$1,149,611
8/31/19	$1,224,664	$1,147,643	$1,246,674
9/30/19	$1,187,048	$1,141,531	$1,196,329
10/31/19	$1,178,309	$1,144,969	$1,197,884
11/30/19	$1,191,255	$1,144,386	$1,208,466
12/31/19	$1,177,407	$1,143,588	$1,192,422
1/31/20	$1,259,972	$1,165,596	$1,270,902
2/29/20	$1,293,865	$1,186,575	$1,322,599
3/31/20	$1,274,078	$1,179,592	$1,303,718
4/30/20	$1,360,685	$1,200,561	$1,388,176
5/31/20	$1,354,011	$1,206,151	$1,371,538
6/30/20	$1,377,238	$1,213,749	$1,390,293
7/31/20	$1,475,244	$1,231,878	$1,481,930
8/31/20	$1,464,478	$1,221,935	$1,475,507
9/30/20	$1,460,514	$1,221,265	$1,468,840
10/31/20	$1,436,458	$1,215,812	$1,443,348
11/30/20	$1,484,722	$1,227,742	$1,484,248
12/31/20	$1,497,756	$1,229,433	$1,494,441
1/31/21	$1,488,513	$1,220,618	$1,478,208
2/28/21	$1,399,526	$1,202,992	$1,390,029
3/31/21	$1,369,817	$1,187,971	$1,363,027
4/30/21	$1,401,861	$1,197,356	$1,390,948
5/31/21	$1,433,444	$1,201,268	$1,427,473
6/30/21	$1,483,600	$1,209,708	$1,473,662
7/31/21	$1,547,637	$1,223,233	$1,539,450
8/31/21	$1,545,504	$1,220,905	$1,537,493
9/30/21	$1,513,447	$1,210,334	$1,505,719
10/31/21	$1,547,710	$1,210,000	$1,545,506
11/30/21	$1,607,477	$1,213,580	$1,606,373
12/31/21	$1,606,495	$1,210,475	$1,599,393
1/31/22	$1,506,214	$1,184,396	$1,506,507
2/28/22	$1,508,746	$1,171,183	$1,511,103
3/31/22	$1,463,492	$1,138,645	$1,457,676
4/30/22	$1,356,127	$1,095,436	$1,350,992
5/31/22	$1,270,517	$1,102,499	$1,270,527
6/30/22	$1,175,645	$1,085,203	$1,180,538
7/31/22	$1,279,295	$1,111,719	$1,285,379
8/31/22	$1,226,633	$1,080,306	$1,231,576
9/30/22	$1,036,090	$1,033,630	$1,041,486
10/31/22	$1,057,819	$1,020,242	$1,064,093
11/30/22	$1,118,162	$1,057,762	$1,123,631
12/31/22	$1,086,088	$1,052,991	$1,088,536
1/31/23	$1,139,577	$1,085,385	$1,142,921
2/28/23	$1,107,597	$1,057,322	$1,114,546
3/31/23	$1,145,822	$1,084,180	$1,152,540
4/30/23	$1,142,662	$1,090,751	$1,148,125
5/31/23	$1,120,414	$1,078,874	$1,130,244
6/30/23	$1,129,499	$1,075,027	$1,136,383
7/31/23	$1,110,575	$1,074,277	$1,115,191
8/31/23	$1,070,090	$1,067,415	$1,075,144
9/30/23	$997,119	$1,040,290	$1,001,920
10/31/23	$951,997	$1,023,873	$955,870
11/30/23	$1,026,661	$1,070,241	$1,032,909
12/31/23	$1,088,990	$1,111,209	$1,101,149
1/31/24	$1,088,217	$1,108,157	$1,090,034
2/29/24	$1,065,038	$1,092,501	$1,066,913
3/31/24	$1,072,922	$1,102,589	$1,077,145
4/30/24	$1,015,699	$1,074,739	$1,016,960
5/31/24	$1,054,852	$1,092,959	$1,055,033
6/30/24	$1,064,443	$1,103,307	$1,064,706
7/31/24	$1,104,401	$1,129,077	$1,103,148
8/31/24	$1,119,549	$1,145,301	$1,117,882
9/30/24	$1,149,619	$1,160,636	$1,148,312
10/31/24	$1,097,332	$1,131,854	$1,096,921
11/30/24	$1,106,688	$1,143,821	$1,104,375
12/31/24	$1,043,937	$1,125,101	$1,041,911
1/31/25	$1,065,077	$1,131,070	$1,061,051
2/28/25	$1,118,335	$1,155,956	$1,113,003
3/31/25	$1,104,984	$1,156,391	$1,096,629

Average Annual Return [Table Text Block]
Class/Index Name	1 Year	5 Years	10 Years
Institutional Class	2.99%	(2.81%)	1.00%
Bloomberg U.S. Aggregate Index	4.88%	(0.40%)	1.46%
Bloomberg U.S. Treasury Inflation Notes: 10+ Year Index	1.81%	(3.40%)	0.93%

No Deduction of Taxes [Text Block]	Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
Performance Table Market Index Changed [Text Block]	Differences in the Fund’s performance versus an index and related attribution information with respect to particular categories of securities or individual positions may be attributable, in part, to differences in the pricing methodologies used by the Fund and the index.
Updated Performance Information Location [Text Block]	For performance current to the most recent month-end, visit www.pimco.com/literature or via 888.87.PIMCO (888.877.4626).
AssetsNet	$ 410,299,000
Holdings Count | Holding	635
Advisory Fees Paid, Amount	$ 1,022,000
InvestmentCompanyPortfolioTurnover	188.00%
Additional Fund Statistics [Text Block]

Key Fund StatisticsFootnote Reference† (as of the end of the reporting period)

Total Net Assets	$410,299
# of Portfolio Holdings	635
Portfolio Turnover Rate	188%
Total Net Advisory Fees Paid During the Reporting Period	$1,022
Footnote	Description
Footnote†	Dollar amounts displayed in 000's

Holdings [Text Block]

Security Type Breakdown (% of Net Asset Value)Footnote Reference*

U.S. Treasury Obligations	106.5%
U.S. Government Agencies	16.4%
Sovereign Issues	8.7%
Asset-Backed Securities	8.0%
Non-Agency Mortgage-Backed Securities	2.9%
Other Investments	0.1%
Short-Term Instruments	0.1%
Affiliated Investments	0.0%Footnote Reference^
Financial Derivative Instruments	(0.4%)
Other Assets and Liabilities, Net	(42.3%)
Total	100.0%
Footnote	Description
Footnote^	Rounded value of investments is less than 0.1% of net assets.
Footnote*	% of Net Asset Value includes derivatives instruments, if any, valued at the value used for determining the Fund's net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes and planned changes of the Fund since the beginning of the reporting period. For more information, you may refer to the Fund's next prospectus, which we expect to be available by July 31, 2025 or upon request at 888.87.PIMCO (888.877.4626).

Changes to Total Annual Fund Operating Expenses. Annual fund operating expenses increased during the year by 0.05% as a result of higher expenses related to interest.

Material Fund Change Expenses [Text Block]	Changes to Total Annual Fund Operating Expenses. Annual fund operating expenses increased during the year by 0.05% as a result of higher expenses related to interest.
Summary of Change Legend [Text Block]

This is a summary of certain changes and planned changes of the Fund since the beginning of the reporting period. For more information, you may refer to the Fund's next prospectus, which we expect to be available by July 31, 2025 or upon request at 888.87.PIMCO (888.877.4626).

C000096286
Shareholder Report [Line Items]
Fund Name	PIMCO Long-Term Real Return Fund
Class Name	I-2
Trading Symbol	PRTPX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the PIMCO Long-Term Real Return Fund (the "Fund") for the period of April 1, 2024 to March 31, 2025 (the "reporting period").
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.pimco.com/literature. You can also request this information by contacting us at 888.87.PIMCO (888.877.4626).
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	888.87.PIMCO (888.877.4626)
Expenses [Text Block]

What were the Fund costs for the reporting period?

(based on a hypothetical $10,000 investment)
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
I-2	$247	2.43%

Expenses Paid, Amount	$ 247
Expense Ratio, Percent	2.43%
Factors Affecting Performance [Text Block]

How did the Fund perform during the reporting period and what affected its performance?

The following affected performance (on a gross basis) during the reporting period:

  Eurozone interest rate strategies, including short exposure to duration and exposure to swap spreads, contributed to relative performance versus the Bloomberg U.S. Treasury Inflation Notes: 10+ Year Index  ("Index"), as eurozone rates rose, while swaps spreads tightened.

  Exposure to securitized assets, including U.S. non-agency residential mortgage-backed securities and collateralized loan obligations, contributed to relative performance versus the Index, as spreads broadly tightened across these sectors.

  U.S. yield curve positioning, specifically overweight exposure to intermediate maturities relative to underweight exposure to long-term maturities, contributed to relative performance versus the Index, as the U.S. yield curve steepened.

  Overweight exposure to intermediate U.S. breakeven inflation contributed to relative performance versus the Index, as intermediate U.S. breakeven inflation rose.

  Long exposure to U.K. interest rates detracted from relative performance versus the Index, as U.K. interest rates broadly moved higher.

  There were no other material detractors for this Fund.

Performance Past Does Not Indicate Future [Text]	Performance quoted represents past performance. Past performance is not a guarantee or a reliable indicator of future results.
Line Graph [Table Text Block]
	I-2	Bloomberg U.S. Aggregate Index	Bloomberg U.S. Treasury Inflation Notes: 10+ Year Index
3/31/15	$1,000,000	$1,000,000	$1,000,000
4/30/15	$1,001,416	$996,412	$1,002,961
5/31/15	$975,831	$994,012	$983,064
6/30/15	$951,749	$983,174	$958,896
7/31/15	$968,389	$990,008	$970,457
8/31/15	$944,074	$988,586	$955,377
9/30/15	$922,981	$995,273	$938,686
10/31/15	$937,570	$995,439	$948,489
11/30/15	$934,234	$992,809	$948,895
12/31/15	$915,455	$989,601	$934,793
1/31/16	$931,195	$1,003,219	$955,245
2/29/16	$943,344	$1,010,335	$976,618
3/31/16	$983,043	$1,019,605	$1,007,581
4/30/16	$992,868	$1,023,519	$1,014,213
5/31/16	$978,765	$1,023,781	$1,002,077
6/30/16	$1,017,302	$1,042,177	$1,039,793
7/31/16	$1,048,132	$1,048,765	$1,069,288
8/31/16	$1,047,090	$1,047,566	$1,066,656
9/30/16	$1,052,350	$1,046,952	$1,064,302
10/31/16	$1,037,120	$1,038,944	$1,049,095
11/30/16	$993,446	$1,014,369	$1,011,716
12/31/16	$986,653	$1,015,800	$1,002,823
1/31/17	$1,001,316	$1,017,793	$1,015,086
2/28/17	$1,017,075	$1,024,634	$1,029,665
3/31/17	$1,014,874	$1,024,097	$1,024,102
4/30/17	$1,023,668	$1,032,000	$1,036,389
5/31/17	$1,022,712	$1,039,943	$1,036,213
6/30/17	$1,009,374	$1,038,896	$1,019,899
7/31/17	$1,013,131	$1,043,367	$1,022,099
8/31/17	$1,036,597	$1,052,726	$1,048,130
9/30/17	$1,025,491	$1,047,712	$1,035,022
10/31/17	$1,032,625	$1,048,319	$1,039,398
11/30/17	$1,042,601	$1,046,973	$1,050,565
12/31/17	$1,072,673	$1,051,778	$1,078,444
1/31/18	$1,057,723	$1,039,665	$1,064,749
2/28/18	$1,025,331	$1,029,809	$1,030,473
3/31/18	$1,043,947	$1,036,414	$1,051,723
4/30/18	$1,046,945	$1,028,705	$1,054,617
5/31/18	$1,043,333	$1,036,047	$1,057,284
6/30/18	$1,060,844	$1,034,773	$1,067,335
7/31/18	$1,051,426	$1,035,019	$1,057,712
8/31/18	$1,055,883	$1,041,679	$1,067,611
9/30/18	$1,030,536	$1,034,971	$1,038,690
10/31/18	$984,135	$1,026,792	$991,165
11/30/18	$992,031	$1,032,921	$1,003,422
12/31/18	$1,001,732	$1,051,898	$1,015,717
1/31/19	$1,030,381	$1,063,068	$1,040,565
2/28/19	$1,020,368	$1,062,452	$1,034,220
3/31/19	$1,067,011	$1,082,853	$1,080,573
4/30/19	$1,064,209	$1,083,130	$1,078,601
5/31/19	$1,117,531	$1,102,358	$1,131,342
6/30/19	$1,114,593	$1,116,201	$1,132,490
7/31/19	$1,128,897	$1,118,657	$1,149,611
8/31/19	$1,219,317	$1,147,643	$1,246,674
9/30/19	$1,181,774	$1,141,531	$1,196,329
10/31/19	$1,172,972	$1,144,969	$1,197,884
11/30/19	$1,185,758	$1,144,386	$1,208,466
12/31/19	$1,171,875	$1,143,588	$1,192,422
1/31/20	$1,253,946	$1,165,596	$1,270,902
2/29/20	$1,287,582	$1,186,575	$1,322,599
3/31/20	$1,267,788	$1,179,592	$1,303,718
4/30/20	$1,353,866	$1,200,561	$1,388,176
5/31/20	$1,347,118	$1,206,151	$1,371,538
6/30/20	$1,370,111	$1,213,749	$1,390,293
7/31/20	$1,467,493	$1,231,878	$1,481,930
8/31/20	$1,456,673	$1,221,935	$1,475,507
9/30/20	$1,452,616	$1,221,265	$1,468,840
10/31/20	$1,428,564	$1,215,812	$1,443,348
11/30/20	$1,476,449	$1,227,742	$1,484,248
12/31/20	$1,489,280	$1,229,433	$1,494,441
1/31/21	$1,479,972	$1,220,618	$1,478,208
2/28/21	$1,391,386	$1,202,992	$1,390,029
3/31/21	$1,361,731	$1,187,971	$1,363,027
4/30/21	$1,393,465	$1,197,356	$1,390,948
5/31/21	$1,424,749	$1,201,268	$1,427,473
6/30/21	$1,474,482	$1,209,708	$1,473,662
7/31/21	$1,537,994	$1,223,233	$1,539,450
8/31/21	$1,535,743	$1,220,905	$1,537,493
9/30/21	$1,503,761	$1,210,334	$1,505,719
10/31/21	$1,537,660	$1,210,000	$1,545,506
11/30/21	$1,596,911	$1,213,580	$1,606,373
12/31/21	$1,595,799	$1,210,475	$1,599,393
1/31/22	$1,496,070	$1,184,396	$1,506,507
2/28/22	$1,498,473	$1,171,183	$1,511,103
3/31/22	$1,453,394	$1,138,645	$1,457,676
4/30/22	$1,346,655	$1,095,436	$1,350,992
5/31/22	$1,261,547	$1,102,499	$1,270,527
6/30/22	$1,167,243	$1,085,203	$1,180,538
7/31/22	$1,270,053	$1,111,719	$1,285,379
8/31/22	$1,217,667	$1,080,306	$1,231,576
9/30/22	$1,028,408	$1,033,630	$1,041,486
10/31/22	$1,049,885	$1,020,242	$1,064,093
11/30/22	$1,109,686	$1,057,762	$1,123,631
12/31/22	$1,077,753	$1,052,991	$1,088,536
1/31/23	$1,130,741	$1,085,385	$1,142,921
2/28/23	$1,098,924	$1,057,322	$1,114,546
3/31/23	$1,136,748	$1,084,180	$1,152,540
4/30/23	$1,133,528	$1,090,751	$1,148,125
5/31/23	$1,111,365	$1,078,874	$1,130,244
6/30/23	$1,120,279	$1,075,027	$1,136,383
7/31/23	$1,101,422	$1,074,277	$1,115,191
8/31/23	$1,061,182	$1,067,415	$1,075,144
9/30/23	$988,732	$1,040,290	$1,001,920
10/31/23	$943,916	$1,023,873	$955,870
11/30/23	$1,017,864	$1,070,241	$1,032,909
12/31/23	$1,079,567	$1,111,209	$1,101,149
1/31/24	$1,078,713	$1,108,157	$1,090,034
2/29/24	$1,055,653	$1,092,501	$1,066,913
3/31/24	$1,063,379	$1,102,589	$1,077,145
4/30/24	$1,006,580	$1,074,739	$1,016,960
5/31/24	$1,045,288	$1,092,959	$1,055,033
6/30/24	$1,054,711	$1,103,307	$1,064,706
7/31/24	$1,094,207	$1,129,077	$1,103,148
8/31/24	$1,109,114	$1,145,301	$1,117,882
9/30/24	$1,138,818	$1,160,636	$1,148,312
10/31/24	$1,086,930	$1,131,854	$1,096,921
11/30/24	$1,096,107	$1,143,821	$1,104,375
12/31/24	$1,033,866	$1,125,101	$1,041,911
1/31/25	$1,054,710	$1,131,070	$1,061,051
2/28/25	$1,107,367	$1,155,956	$1,113,003
3/31/25	$1,094,062	$1,156,391	$1,096,629

Average Annual Return [Table Text Block]
Class/Index Name	1 Year	5 Years	10 Years
I-2	2.89%	(2.90%)	0.90%
Bloomberg U.S. Aggregate Index	4.88%	(0.40%)	1.46%
Bloomberg U.S. Treasury Inflation Notes: 10+ Year Index	1.81%	(3.40%)	0.93%

No Deduction of Taxes [Text Block]	Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
Performance Table Market Index Changed [Text Block]	Differences in the Fund’s performance versus an index and related attribution information with respect to particular categories of securities or individual positions may be attributable, in part, to differences in the pricing methodologies used by the Fund and the index.
Updated Performance Information Location [Text Block]	For performance current to the most recent month-end, visit www.pimco.com/literature or via 888.87.PIMCO (888.877.4626).
AssetsNet	$ 410,299,000
Holdings Count | Holding	635
Advisory Fees Paid, Amount	$ 1,022,000
InvestmentCompanyPortfolioTurnover	188.00%
Additional Fund Statistics [Text Block]

Key Fund StatisticsFootnote Reference† (as of the end of the reporting period)

Total Net Assets	$410,299
# of Portfolio Holdings	635
Portfolio Turnover Rate	188%
Total Net Advisory Fees Paid During the Reporting Period	$1,022
Footnote	Description
Footnote†	Dollar amounts displayed in 000's

Holdings [Text Block]

Security Type Breakdown (% of Net Asset Value)Footnote Reference*

U.S. Treasury Obligations	106.5%
U.S. Government Agencies	16.4%
Sovereign Issues	8.7%
Asset-Backed Securities	8.0%
Non-Agency Mortgage-Backed Securities	2.9%
Other Investments	0.1%
Short-Term Instruments	0.1%
Affiliated Investments	0.0%Footnote Reference^
Financial Derivative Instruments	(0.4%)
Other Assets and Liabilities, Net	(42.3%)
Total	100.0%
Footnote	Description
Footnote^	Rounded value of investments is less than 0.1% of net assets.
Footnote*	% of Net Asset Value includes derivatives instruments, if any, valued at the value used for determining the Fund's net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes and planned changes of the Fund since the beginning of the reporting period. For more information, you may refer to the Fund's next prospectus, which we expect to be available by July 31, 2025 or upon request at 888.87.PIMCO (888.877.4626).

Changes to Total Annual Fund Operating Expenses. Annual fund operating expenses increased during the year by 0.05% as a result of higher expenses related to interest.

Material Fund Change Expenses [Text Block]	Changes to Total Annual Fund Operating Expenses. Annual fund operating expenses increased during the year by 0.05% as a result of higher expenses related to interest.
Summary of Change Legend [Text Block]

This is a summary of certain changes and planned changes of the Fund since the beginning of the reporting period. For more information, you may refer to the Fund's next prospectus, which we expect to be available by July 31, 2025 or upon request at 888.87.PIMCO (888.877.4626).

C000026584
Shareholder Report [Line Items]
Fund Name	PIMCO Low Duration ESG Fund
Class Name	Institutional Class
Trading Symbol	PLDIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the PIMCO Low Duration ESG Fund (the "Fund") for the period of April 1, 2024 to March 31, 2025 (the "reporting period").
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.pimco.com/literature. You can also request this information by contacting us at 888.87.PIMCO (888.877.4626).
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	888.87.PIMCO (888.877.4626)
Expenses [Text Block]

What were the Fund costs for the reporting period?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Class	$54	0.52%

Expenses Paid, Amount	$ 54
Expense Ratio, Percent	0.52%
Factors Affecting Performance [Text Block]

How did the Fund perform during the reporting period and what affected its performance?

The following affected performance (on a gross basis) during the reporting period:

  Overweight exposure to U.S. duration, specifically the 2-year part of the curve, contributed to relative performance versus the ICE BofA 1-3 Year U.S. Treasury Index ("Index"), as interest rates fell.

  Overweight commercial mortgage-backed securities ("MBS") contributed to relative performance versus the Index, as short term commercial MBS had positive return.

  Overweight exposure to investment grade corporate credit, specifically financials, contributed to relative performance versus the Index, as investment grade corporate bonds had positive returns.

  Long exposure to U.K. duration, particularly on the 5-year part of the curve, detracted from relative performance versus the Index, as interest rates rose.

  There were no other material detractors for this Fund.

Performance Past Does Not Indicate Future [Text]	Performance quoted represents past performance. Past performance is not a guarantee or a reliable indicator of future results.
Line Graph [Table Text Block]
	Institutional Class	Bloomberg U.S. Aggregate Index	ICE BofA 1-3 Year U.S. Treasury Index
3/31/15	$1,000,000	$1,000,000	$1,000,000
4/30/15	$999,089	$996,412	$1,000,460
5/31/15	$1,000,664	$994,012	$1,001,200
6/30/15	$998,459	$983,174	$1,001,451
7/31/15	$1,000,041	$990,008	$1,001,971
8/31/15	$996,023	$988,586	$1,001,551
9/30/15	$993,828	$995,273	$1,004,585
10/31/15	$998,604	$995,439	$1,003,601
11/30/15	$997,672	$992,809	$1,001,132
12/31/15	$997,066	$989,601	$1,000,191
1/31/16	$997,756	$1,003,219	$1,006,282
2/29/16	$992,128	$1,010,335	$1,007,439
3/31/16	$999,032	$1,019,605	$1,009,192
4/30/16	$1,002,662	$1,023,519	$1,009,555
5/31/16	$1,003,628	$1,023,781	$1,008,485
6/30/16	$1,005,812	$1,042,177	$1,014,526
7/31/16	$1,006,798	$1,048,765	$1,013,948
8/31/16	$1,008,602	$1,047,566	$1,012,265
9/30/16	$1,013,375	$1,046,952	$1,013,439
10/31/16	$1,012,675	$1,038,944	$1,012,760
11/30/16	$1,008,197	$1,014,369	$1,008,739
12/31/16	$1,012,149	$1,015,800	$1,009,042
1/31/17	$1,014,626	$1,017,793	$1,010,313
2/28/17	$1,017,780	$1,024,634	$1,011,344
3/31/17	$1,017,923	$1,024,097	$1,011,667
4/30/17	$1,019,967	$1,032,000	$1,013,074
5/31/17	$1,021,791	$1,039,943	$1,014,249
6/30/17	$1,022,618	$1,038,896	$1,013,437
7/31/17	$1,026,553	$1,043,367	$1,015,596
8/31/17	$1,030,533	$1,052,726	$1,017,516
9/30/17	$1,031,303	$1,047,712	$1,015,847
10/31/17	$1,031,005	$1,048,319	$1,015,227
11/30/17	$1,028,501	$1,046,973	$1,013,176
12/31/17	$1,029,237	$1,051,778	$1,013,298
1/31/18	$1,025,570	$1,039,665	$1,010,390
2/28/18	$1,024,231	$1,029,809	$1,010,006
3/31/18	$1,024,102	$1,036,414	$1,011,985
4/30/18	$1,022,080	$1,028,705	$1,010,417
5/31/18	$1,025,635	$1,036,047	$1,014,075
6/30/18	$1,026,024	$1,034,773	$1,014,227
7/31/18	$1,027,455	$1,035,019	$1,014,176
8/31/18	$1,031,297	$1,041,679	$1,017,401
9/30/18	$1,030,498	$1,034,971	$1,016,201
10/31/18	$1,028,828	$1,026,792	$1,017,745
11/30/18	$1,029,758	$1,032,921	$1,021,277
12/31/18	$1,032,413	$1,051,898	$1,029,345
1/31/19	$1,039,867	$1,063,068	$1,032,114
2/28/19	$1,042,993	$1,062,452	$1,033,156
3/31/19	$1,047,462	$1,082,853	$1,039,469
4/30/19	$1,049,875	$1,083,130	$1,041,579
5/31/19	$1,056,991	$1,102,358	$1,048,974
6/30/19	$1,063,017	$1,116,201	$1,054,418
7/31/19	$1,060,889	$1,118,657	$1,053,174
8/31/19	$1,071,885	$1,147,643	$1,061,673
9/30/19	$1,072,728	$1,141,531	$1,060,495
10/31/19	$1,075,643	$1,144,969	$1,063,984
11/30/19	$1,074,193	$1,144,386	$1,063,643
12/31/19	$1,076,272	$1,143,588	$1,065,898
1/31/20	$1,085,785	$1,165,596	$1,071,665
2/29/20	$1,089,407	$1,186,575	$1,080,999
3/31/20	$1,078,848	$1,179,592	$1,095,830
4/30/20	$1,089,321	$1,200,561	$1,096,290
5/31/20	$1,093,843	$1,206,151	$1,097,003
6/30/20	$1,098,744	$1,213,749	$1,097,288
7/31/20	$1,103,114	$1,231,878	$1,098,397
8/31/20	$1,106,195	$1,221,935	$1,098,133
9/30/20	$1,104,776	$1,221,265	$1,098,429
10/31/20	$1,105,617	$1,215,812	$1,097,968
11/30/20	$1,109,823	$1,227,742	$1,098,473
12/31/20	$1,111,764	$1,229,433	$1,098,978
1/31/21	$1,112,396	$1,220,618	$1,099,143
2/28/21	$1,111,987	$1,202,992	$1,098,264
3/31/21	$1,110,391	$1,187,971	$1,098,473
4/30/21	$1,112,281	$1,197,356	$1,098,967
5/31/21	$1,114,064	$1,201,268	$1,099,802
6/30/21	$1,112,488	$1,209,708	$1,098,097
7/31/21	$1,113,230	$1,223,233	$1,099,920
8/31/21	$1,112,763	$1,220,905	$1,099,832
9/30/21	$1,112,373	$1,210,334	$1,098,732
10/31/21	$1,107,426	$1,210,000	$1,095,392
11/30/21	$1,104,790	$1,213,580	$1,095,601
12/31/21	$1,104,543	$1,210,475	$1,092,883
1/31/22	$1,094,971	$1,184,396	$1,085,725
2/28/22	$1,086,686	$1,171,183	$1,081,664
3/31/22	$1,068,042	$1,138,645	$1,067,267
4/30/22	$1,058,722	$1,095,436	$1,062,198
5/31/22	$1,062,135	$1,102,499	$1,068,072
6/30/22	$1,050,611	$1,085,203	$1,061,898
7/31/22	$1,057,820	$1,111,719	$1,065,456
8/31/22	$1,050,225	$1,080,306	$1,057,784
9/30/22	$1,034,679	$1,033,630	$1,045,324
10/31/22	$1,029,602	$1,020,242	$1,044,289
11/30/22	$1,041,178	$1,057,762	$1,050,858
12/31/22	$1,042,959	$1,052,991	$1,053,012
1/31/23	$1,056,001	$1,085,385	$1,060,225
2/28/23	$1,046,664	$1,057,322	$1,052,570
3/31/23	$1,060,522	$1,084,180	$1,069,359
4/30/23	$1,062,188	$1,090,751	$1,072,128
5/31/23	$1,058,171	$1,078,874	$1,068,429
6/30/23	$1,052,812	$1,075,027	$1,063,247
7/31/23	$1,059,136	$1,074,277	$1,067,033
8/31/23	$1,064,673	$1,067,415	$1,071,226
9/30/23	$1,064,100	$1,040,290	$1,071,130
10/31/23	$1,067,040	$1,023,873	$1,074,750
11/30/23	$1,081,022	$1,070,241	$1,085,648
12/31/23	$1,096,049	$1,111,209	$1,097,818
1/31/24	$1,102,367	$1,108,157	$1,102,045
2/29/24	$1,098,883	$1,092,501	$1,097,504
3/31/24	$1,103,101	$1,102,589	$1,101,071
4/30/24	$1,098,851	$1,074,739	$1,097,504
5/31/24	$1,108,326	$1,092,959	$1,105,044
6/30/24	$1,113,824	$1,103,307	$1,111,420
7/31/24	$1,127,181	$1,129,077	$1,124,134
8/31/24	$1,136,889	$1,145,301	$1,134,218
9/30/24	$1,147,560	$1,160,636	$1,143,337
10/31/24	$1,139,847	$1,131,854	$1,136,637
11/30/24	$1,145,924	$1,143,821	$1,139,967
12/31/24	$1,150,649	$1,125,101	$1,142,658
1/31/25	$1,156,750	$1,131,070	$1,147,594
2/28/25	$1,166,327	$1,155,956	$1,155,455
3/31/25	$1,169,694	$1,156,391	$1,160,839

Average Annual Return [Table Text Block]
Class/Index Name	1 Year	5 Years	10 Years
Institutional Class	6.04%	1.63%	1.58%
Bloomberg U.S. Aggregate Index	4.88%	(0.40%)	1.46%
ICE BofA 1-3 Year U.S. Treasury Index	5.43%	1.16%	1.50%

No Deduction of Taxes [Text Block]	Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
Performance Table Market Index Changed [Text Block]	Differences in the Fund’s performance versus an index and related attribution information with respect to particular categories of securities or individual positions may be attributable, in part, to differences in the pricing methodologies used by the Fund and the index.
Updated Performance Information Location [Text Block]	For performance current to the most recent month-end, visit www.pimco.com/literature or via 888.87.PIMCO (888.877.4626).
AssetsNet	$ 310,858,000
Holdings Count | Holding	499
Advisory Fees Paid, Amount	$ 792,000
InvestmentCompanyPortfolioTurnover	80.00%
Additional Fund Statistics [Text Block]

Key Fund StatisticsFootnote Reference† (as of the end of the reporting period)

Total Net Assets	$310,858
# of Portfolio Holdings	499
Portfolio Turnover Rate	80%
Total Net Advisory Fees Paid During the Reporting Period	$792
Footnote	Description
Footnote†	Dollar amounts displayed in 000's

Holdings [Text Block]

Security Type Breakdown (% of Net Asset Value)Footnote Reference*

U.S. Government Agencies	36.3%
Corporate Bonds & Notes	19.0%
U.S. Treasury Obligations	14.8%
Asset-Backed Securities	11.4%
Non-Agency Mortgage-Backed Securities	10.2%
Municipal Bonds & Notes	0.7%
Sovereign Issues	0.8%
Short-Term Instruments	7.5%
Financial Derivative Instruments	(0.1%)
Other Assets and Liabilities, Net	(0.6%)
Total	100.0%
Footnote	Description
Footnote*	% of Net Asset Value includes derivatives instruments, if any, valued at the value used for determining the Fund's net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes and planned changes of the Fund since the beginning of the reporting period. For more information, you may refer to the Fund's next prospectus, which we expect to be available by July 31, 2025 or upon request at 888.87.PIMCO (888.877.4626).

Changes to Total Annual Fund Operating Expenses. Annual fund operating expenses decreased during the year by 0.09% as a result of lower expenses related to interest.

Material Fund Change Expenses [Text Block]	Changes to Total Annual Fund Operating Expenses. Annual fund operating expenses decreased during the year by 0.09% as a result of lower expenses related to interest.
Summary of Change Legend [Text Block]

This is a summary of certain changes and planned changes of the Fund since the beginning of the reporting period. For more information, you may refer to the Fund's next prospectus, which we expect to be available by July 31, 2025 or upon request at 888.87.PIMCO (888.877.4626).

C000066770
Shareholder Report [Line Items]
Fund Name	PIMCO Low Duration ESG Fund
Class Name	I-2
Trading Symbol	PLUPX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the PIMCO Low Duration ESG Fund (the "Fund") for the period of April 1, 2024 to March 31, 2025 (the "reporting period").
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.pimco.com/literature. You can also request this information by contacting us at 888.87.PIMCO (888.877.4626).
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	888.87.PIMCO (888.877.4626)
Expenses [Text Block]

What were the Fund costs for the reporting period?

(based on a hypothetical $10,000 investment)
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
I-2	$64	0.62%

Expenses Paid, Amount	$ 64
Expense Ratio, Percent	0.62%
Factors Affecting Performance [Text Block]

How did the Fund perform during the reporting period and what affected its performance?

The following affected performance (on a gross basis) during the reporting period:

  Overweight exposure to U.S. duration, specifically the 2-year part of the curve, contributed to relative performance versus the ICE BofA 1-3 Year U.S. Treasury Index ("Index"), as interest rates fell.

  Overweight commercial mortgage-backed securities ("MBS") contributed to relative performance versus the Index, as short term commercial MBS had positive return.

  Overweight exposure to investment grade corporate credit, specifically financials, contributed to relative performance versus the Index, as investment grade corporate bonds had positive returns.

  Long exposure to U.K. duration, particularly on the 5-year part of the curve, detracted from relative performance versus the Index, as interest rates rose.

  There were no other material detractors for this Fund.

Performance Past Does Not Indicate Future [Text]	Performance quoted represents past performance. Past performance is not a guarantee or a reliable indicator of future results.
Line Graph [Table Text Block]
	I-2	Bloomberg U.S. Aggregate Index	ICE BofA 1-3 Year U.S. Treasury Index
3/31/15	$1,000,000	$1,000,000	$1,000,000
4/30/15	$999,006	$996,412	$1,000,460
5/31/15	$1,000,499	$994,012	$1,001,200
6/30/15	$998,212	$983,174	$1,001,451
7/31/15	$999,704	$990,008	$1,001,971
8/31/15	$995,609	$988,586	$1,001,551
9/30/15	$993,334	$995,273	$1,004,585
10/31/15	$998,020	$995,439	$1,003,601
11/30/15	$997,009	$992,809	$1,001,132
12/31/15	$996,311	$989,601	$1,000,191
1/31/16	$996,925	$1,003,219	$1,006,282
2/29/16	$991,222	$1,010,335	$1,007,439
3/31/16	$998,034	$1,019,605	$1,009,192
4/30/16	$1,001,577	$1,023,519	$1,009,555
5/31/16	$1,002,459	$1,023,781	$1,008,485
6/30/16	$1,004,559	$1,042,177	$1,014,526
7/31/16	$1,005,451	$1,048,765	$1,013,948
8/31/16	$1,007,167	$1,047,566	$1,012,265
9/30/16	$1,011,845	$1,046,952	$1,013,439
10/31/16	$1,011,066	$1,038,944	$1,012,760
11/30/16	$1,006,515	$1,014,369	$1,008,739
12/31/16	$1,010,370	$1,015,800	$1,009,042
1/31/17	$1,012,762	$1,017,793	$1,010,313
2/28/17	$1,015,832	$1,024,634	$1,011,344
3/31/17	$1,015,882	$1,024,097	$1,011,667
4/30/17	$1,017,844	$1,032,000	$1,013,074
5/31/17	$1,019,576	$1,039,943	$1,014,249
6/30/17	$1,020,312	$1,038,896	$1,013,437
7/31/17	$1,024,157	$1,043,367	$1,015,596
8/31/17	$1,028,040	$1,052,726	$1,017,516
9/30/17	$1,028,721	$1,047,712	$1,015,847
10/31/17	$1,028,339	$1,048,319	$1,015,227
11/30/17	$1,025,757	$1,046,973	$1,013,176
12/31/17	$1,026,401	$1,051,778	$1,013,298
1/31/18	$1,022,659	$1,039,665	$1,010,390
2/28/18	$1,021,244	$1,029,809	$1,010,006
3/31/18	$1,021,029	$1,036,414	$1,011,985
4/30/18	$1,018,932	$1,028,705	$1,010,417
5/31/18	$1,022,390	$1,036,047	$1,014,075
6/30/18	$1,022,691	$1,034,773	$1,014,227
7/31/18	$1,024,033	$1,035,019	$1,014,176
8/31/18	$1,027,767	$1,041,679	$1,017,401
9/30/18	$1,026,886	$1,034,971	$1,016,201
10/31/18	$1,025,141	$1,026,792	$1,017,745
11/30/18	$1,025,979	$1,032,921	$1,021,277
12/31/18	$1,028,539	$1,051,898	$1,029,345
1/31/19	$1,035,880	$1,063,068	$1,032,114
2/28/19	$1,038,915	$1,062,452	$1,033,156
3/31/19	$1,043,278	$1,082,853	$1,039,469
4/30/19	$1,045,596	$1,083,130	$1,041,579
5/31/19	$1,052,591	$1,102,358	$1,048,974
6/30/19	$1,058,512	$1,116,201	$1,054,418
7/31/19	$1,056,304	$1,118,657	$1,053,174
8/31/19	$1,067,157	$1,147,643	$1,061,673
9/30/19	$1,067,916	$1,141,531	$1,060,495
10/31/19	$1,070,727	$1,144,969	$1,063,984
11/30/19	$1,069,193	$1,144,386	$1,063,643
12/31/19	$1,071,172	$1,143,588	$1,065,898
1/31/20	$1,080,546	$1,165,596	$1,071,665
2/29/20	$1,084,069	$1,186,575	$1,080,999
3/31/20	$1,073,476	$1,179,592	$1,095,830
4/30/20	$1,083,807	$1,200,561	$1,096,290
5/31/20	$1,088,214	$1,206,151	$1,097,003
6/30/20	$1,092,999	$1,213,749	$1,097,288
7/31/20	$1,097,240	$1,231,878	$1,098,397
8/31/20	$1,100,217	$1,221,935	$1,098,133
9/30/20	$1,098,715	$1,221,265	$1,098,429
10/31/20	$1,099,455	$1,215,812	$1,097,968
11/30/20	$1,103,549	$1,227,742	$1,098,473
12/31/20	$1,105,380	$1,229,433	$1,098,978
1/31/21	$1,105,924	$1,220,618	$1,099,143
2/28/21	$1,105,433	$1,202,992	$1,098,264
3/31/21	$1,103,752	$1,187,971	$1,098,473
4/30/21	$1,105,533	$1,197,356	$1,098,967
5/31/21	$1,107,218	$1,201,268	$1,099,802
6/30/21	$1,105,561	$1,209,708	$1,098,097
7/31/21	$1,106,201	$1,223,233	$1,099,920
8/31/21	$1,105,646	$1,220,905	$1,099,832
9/30/21	$1,105,169	$1,210,334	$1,098,732
10/31/21	$1,100,159	$1,210,000	$1,095,392
11/30/21	$1,097,450	$1,213,580	$1,095,601
12/31/21	$1,097,106	$1,210,475	$1,092,883
1/31/22	$1,087,511	$1,184,396	$1,085,725
2/28/22	$1,079,200	$1,171,183	$1,081,664
3/31/22	$1,060,593	$1,138,645	$1,067,267
4/30/22	$1,051,249	$1,095,436	$1,062,198
5/31/22	$1,054,550	$1,102,499	$1,068,072
6/30/22	$1,043,024	$1,085,203	$1,061,898
7/31/22	$1,050,092	$1,111,719	$1,065,456
8/31/22	$1,042,463	$1,080,306	$1,057,784
9/30/22	$1,026,941	$1,033,630	$1,045,324
10/31/22	$1,021,821	$1,020,242	$1,044,289
11/30/22	$1,033,226	$1,057,762	$1,050,858
12/31/22	$1,034,900	$1,052,991	$1,053,012
1/31/23	$1,047,758	$1,085,385	$1,060,225
2/28/23	$1,038,413	$1,057,322	$1,052,570
3/31/23	$1,052,067	$1,084,180	$1,069,359
4/30/23	$1,053,640	$1,090,751	$1,072,128
5/31/23	$1,049,565	$1,078,874	$1,068,429
6/30/23	$1,044,158	$1,075,027	$1,063,247
7/31/23	$1,050,346	$1,074,277	$1,067,033
8/31/23	$1,055,749	$1,067,415	$1,071,226
9/30/23	$1,055,087	$1,040,290	$1,071,130
10/31/23	$1,057,916	$1,023,873	$1,074,750
11/30/23	$1,071,691	$1,070,241	$1,085,648
12/31/23	$1,086,494	$1,111,209	$1,097,818
1/31/24	$1,092,667	$1,108,157	$1,102,045
2/29/24	$1,089,127	$1,092,501	$1,097,504
3/31/24	$1,093,215	$1,102,589	$1,101,071
4/30/24	$1,088,913	$1,074,739	$1,097,504
5/31/24	$1,098,203	$1,092,959	$1,105,044
6/30/24	$1,103,567	$1,103,307	$1,111,420
7/31/24	$1,116,707	$1,129,077	$1,124,134
8/31/24	$1,126,223	$1,145,301	$1,134,218
9/30/24	$1,136,706	$1,160,636	$1,143,337
10/31/24	$1,128,968	$1,131,854	$1,136,637
11/30/24	$1,134,891	$1,143,821	$1,139,967
12/31/24	$1,139,474	$1,125,101	$1,142,658
1/31/25	$1,145,416	$1,131,070	$1,147,594
2/28/25	$1,154,811	$1,155,956	$1,155,455
3/31/25	$1,158,053	$1,156,391	$1,160,839

Average Annual Return [Table Text Block]
Class/Index Name	1 Year	5 Years	10 Years
I-2	5.93%	1.53%	1.48%
Bloomberg U.S. Aggregate Index	4.88%	(0.40%)	1.46%
ICE BofA 1-3 Year U.S. Treasury Index	5.43%	1.16%	1.50%

No Deduction of Taxes [Text Block]	Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
Performance Table Market Index Changed [Text Block]	Differences in the Fund’s performance versus an index and related attribution information with respect to particular categories of securities or individual positions may be attributable, in part, to differences in the pricing methodologies used by the Fund and the index.
Updated Performance Information Location [Text Block]	For performance current to the most recent month-end, visit www.pimco.com/literature or via 888.87.PIMCO (888.877.4626).
AssetsNet	$ 310,858,000
Holdings Count | Holding	499
Advisory Fees Paid, Amount	$ 792,000
InvestmentCompanyPortfolioTurnover	80.00%
Additional Fund Statistics [Text Block]

Key Fund StatisticsFootnote Reference† (as of the end of the reporting period)

Total Net Assets	$310,858
# of Portfolio Holdings	499
Portfolio Turnover Rate	80%
Total Net Advisory Fees Paid During the Reporting Period	$792
Footnote	Description
Footnote†	Dollar amounts displayed in 000's

Holdings [Text Block]

Security Type Breakdown (% of Net Asset Value)Footnote Reference*

U.S. Government Agencies	36.3%
Corporate Bonds & Notes	19.0%
U.S. Treasury Obligations	14.8%
Asset-Backed Securities	11.4%
Non-Agency Mortgage-Backed Securities	10.2%
Municipal Bonds & Notes	0.7%
Sovereign Issues	0.8%
Short-Term Instruments	7.5%
Financial Derivative Instruments	(0.1%)
Other Assets and Liabilities, Net	(0.6%)
Total	100.0%
Footnote	Description
Footnote*	% of Net Asset Value includes derivatives instruments, if any, valued at the value used for determining the Fund's net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes and planned changes of the Fund since the beginning of the reporting period. For more information, you may refer to the Fund's next prospectus, which we expect to be available by July 31, 2025 or upon request at 888.87.PIMCO (888.877.4626).

Changes to Total Annual Fund Operating Expenses. Annual fund operating expenses decreased during the year by 0.09% as a result of lower expenses related to interest.

Material Fund Change Expenses [Text Block]	Changes to Total Annual Fund Operating Expenses. Annual fund operating expenses decreased during the year by 0.09% as a result of lower expenses related to interest.
Summary of Change Legend [Text Block]

This is a summary of certain changes and planned changes of the Fund since the beginning of the reporting period. For more information, you may refer to the Fund's next prospectus, which we expect to be available by July 31, 2025 or upon request at 888.87.PIMCO (888.877.4626).

C000026577
Shareholder Report [Line Items]
Fund Name	PIMCO Low Duration Fund
Class Name	Class A
Trading Symbol	PTLAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the PIMCO Low Duration Fund (the "Fund") for the period of April 1, 2024 to March 31, 2025 (the "reporting period").
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.pimco.com/literature. You can also request this information by contacting us at 888.87.PIMCO (888.877.4626).
Additional Information Phone Number	888.87.PIMCO (888.877.4626)
Expenses [Text Block]

What were the Fund costs for the reporting period?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$79	0.77%

Expenses Paid, Amount	$ 79
Expense Ratio, Percent	0.77%
Factors Affecting Performance [Text Block]

How did the Fund perform during the reporting period and what affected its performance?

The following affected performance (on a gross basis) during the reporting period:

  Overweight exposure to U.S. duration, specifically the 2-year part of the curve, contributed to relative performance versus the ICE BofA 1-3 Year U.S. Treasury Index ("Index"), as interest rates fell.

  Overweight exposure to agency mortgage-backed securities contributed to relative performance versus the Index, as spreads tightened.

  Overweight exposure to select securitized credit, particularly collateralized loan obligations, contributed to relative performance versus the Index, as spreads tightened.

  Long exposure to U.K. duration, particularly on the 5-year part of the curve, detracted from relative performance versus the Index, as interest rates rose.

  There were no other material detractors for this Fund.

Performance Past Does Not Indicate Future [Text]	Performance quoted represents past performance. Past performance is not a guarantee or a reliable indicator of future results.
Line Graph [Table Text Block]
	Class A (including sales charge)	Bloomberg U.S. Aggregate Index	ICE BofA 1-3 Year U.S. Treasury Index
3/31/15	$9,775	$10,000	$10,000
4/30/15	$9,769	$9,964	$10,005
5/31/15	$9,774	$9,940	$10,012
6/30/15	$9,763	$9,832	$10,015
7/31/15	$9,778	$9,900	$10,020
8/31/15	$9,732	$9,886	$10,016
9/30/15	$9,690	$9,953	$10,046
10/31/15	$9,744	$9,954	$10,036
11/30/15	$9,735	$9,928	$10,011
12/31/15	$9,733	$9,896	$10,002
1/31/16	$9,740	$10,032	$10,063
2/29/16	$9,686	$10,103	$10,074
3/31/16	$9,772	$10,196	$10,092
4/30/16	$9,805	$10,235	$10,096
5/31/16	$9,813	$10,238	$10,085
6/30/16	$9,833	$10,422	$10,145
7/31/16	$9,841	$10,488	$10,139
8/31/16	$9,856	$10,476	$10,123
9/30/16	$9,890	$10,470	$10,134
10/31/16	$9,893	$10,389	$10,128
11/30/16	$9,840	$10,144	$10,087
12/31/16	$9,885	$10,158	$10,090
1/31/17	$9,897	$10,178	$10,103
2/28/17	$9,920	$10,246	$10,113
3/31/17	$9,926	$10,241	$10,117
4/30/17	$9,949	$10,320	$10,131
5/31/17	$9,962	$10,399	$10,142
6/30/17	$9,963	$10,389	$10,134
7/31/17	$9,993	$10,434	$10,156
8/31/17	$10,034	$10,527	$10,175
9/30/17	$10,045	$10,477	$10,158
10/31/17	$10,034	$10,483	$10,152
11/30/17	$10,014	$10,470	$10,132
12/31/17	$10,033	$10,518	$10,133
1/31/18	$10,001	$10,397	$10,104
2/28/18	$10,001	$10,298	$10,100
3/31/18	$10,003	$10,364	$10,120
4/30/18	$9,975	$10,287	$10,104
5/31/18	$9,981	$10,360	$10,141
6/30/18	$9,975	$10,348	$10,142
7/31/18	$10,011	$10,350	$10,142
8/31/18	$9,997	$10,417	$10,174
9/30/18	$10,012	$10,350	$10,162
10/31/18	$10,017	$10,268	$10,177
11/30/18	$10,029	$10,329	$10,213
12/31/18	$10,055	$10,519	$10,293
1/31/19	$10,121	$10,631	$10,321
2/28/19	$10,158	$10,625	$10,332
3/31/19	$10,197	$10,829	$10,395
4/30/19	$10,225	$10,831	$10,416
5/31/19	$10,300	$11,024	$10,490
6/30/19	$10,353	$11,162	$10,544
7/31/19	$10,340	$11,187	$10,532
8/31/19	$10,439	$11,476	$10,617
9/30/19	$10,451	$11,415	$10,605
10/31/19	$10,471	$11,450	$10,640
11/30/19	$10,450	$11,444	$10,636
12/31/19	$10,475	$11,436	$10,659
1/31/20	$10,567	$11,656	$10,717
2/29/20	$10,617	$11,866	$10,810
3/31/20	$10,460	$11,796	$10,958
4/30/20	$10,585	$12,006	$10,963
5/31/20	$10,643	$12,062	$10,970
6/30/20	$10,699	$12,137	$10,973
7/31/20	$10,721	$12,319	$10,984
8/31/20	$10,753	$12,219	$10,981
9/30/20	$10,753	$12,213	$10,984
10/31/20	$10,752	$12,158	$10,980
11/30/20	$10,781	$12,277	$10,985
12/31/20	$10,800	$12,294	$10,990
1/31/21	$10,806	$12,206	$10,991
2/28/21	$10,811	$12,030	$10,983
3/31/21	$10,793	$11,880	$10,985
4/30/21	$10,798	$11,974	$10,990
5/31/21	$10,814	$12,013	$10,998
6/30/21	$10,785	$12,097	$10,981
7/31/21	$10,800	$12,232	$10,999
8/31/21	$10,782	$12,209	$10,998
9/30/21	$10,788	$12,103	$10,987
10/31/21	$10,738	$12,100	$10,954
11/30/21	$10,711	$12,136	$10,956
12/31/21	$10,695	$12,105	$10,929
1/31/22	$10,613	$11,844	$10,857
2/28/22	$10,543	$11,712	$10,817
3/31/22	$10,374	$11,386	$10,673
4/30/22	$10,285	$10,954	$10,622
5/31/22	$10,339	$11,025	$10,681
6/30/22	$10,220	$10,852	$10,619
7/31/22	$10,256	$11,117	$10,655
8/31/22	$10,196	$10,803	$10,578
9/30/22	$10,053	$10,336	$10,453
10/31/22	$9,986	$10,202	$10,443
11/30/22	$10,077	$10,578	$10,509
12/31/22	$10,112	$10,530	$10,530
1/31/23	$10,230	$10,854	$10,602
2/28/23	$10,126	$10,573	$10,526
3/31/23	$10,263	$10,842	$10,694
4/30/23	$10,283	$10,908	$10,721
5/31/23	$10,249	$10,789	$10,684
6/30/23	$10,204	$10,750	$10,632
7/31/23	$10,279	$10,743	$10,670
8/31/23	$10,323	$10,674	$10,712
9/30/23	$10,323	$10,403	$10,711
10/31/23	$10,354	$10,239	$10,748
11/30/23	$10,491	$10,702	$10,856
12/31/23	$10,619	$11,112	$10,978
1/31/24	$10,673	$11,082	$11,020
2/29/24	$10,636	$10,925	$10,975
3/31/24	$10,671	$11,026	$11,011
4/30/24	$10,624	$10,747	$10,975
5/31/24	$10,719	$10,930	$11,050
6/30/24	$10,775	$11,033	$11,114
7/31/24	$10,906	$11,291	$11,241
8/31/24	$10,992	$11,453	$11,342
9/30/24	$11,096	$11,606	$11,433
10/31/24	$11,013	$11,319	$11,366
11/30/24	$11,062	$11,438	$11,400
12/31/24	$11,098	$11,251	$11,427
1/31/25	$11,158	$11,311	$11,476
2/28/25	$11,240	$11,560	$11,555
3/31/25	$11,277	$11,564	$11,608

Average Annual Return [Table Text Block]
Class/Index Name	1 Year	5 Years	10 Years
Class A (excluding sales charge)	5.68%	1.52%	1.44%
Class A (including sales charge)	3.30%	1.06%	1.21%
Bloomberg U.S. Aggregate Index	4.88%	(0.40%)	1.46%
ICE BofA 1-3 Year U.S. Treasury Index	5.43%	1.16%	1.50%

No Deduction of Taxes [Text Block]	Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
Performance Table Market Index Changed [Text Block]	Differences in the Fund’s performance versus an index and related attribution information with respect to particular categories of securities or individual positions may be attributable, in part, to differences in the pricing methodologies used by the Fund and the index.
Updated Performance Information Location [Text Block]	For performance current to the most recent month-end, visit www.pimco.com/literature or via 888.87.PIMCO (888.877.4626).
AssetsNet	$ 6,633,082,000
Holdings Count | Holding	1,339
Advisory Fees Paid, Amount	$ 14,852,000
InvestmentCompanyPortfolioTurnover	497.00%
Additional Fund Statistics [Text Block]

Key Fund StatisticsFootnote Reference† (as of the end of the reporting period)

Total Net Assets	$6,633,082
# of Portfolio Holdings	1,339
Portfolio Turnover Rate	497%
Total Net Advisory Fees Paid During the Reporting Period	$14,852
Footnote	Description
Footnote†	Dollar amounts displayed in 000's

Holdings [Text Block]

Security Type Breakdown (% of Net Asset Value)Footnote Reference*

U.S. Government Agencies	39.6%
U.S. Treasury Obligations	17.5%
Corporate Bonds & Notes	12.6%
Asset-Backed Securities	7.4%
Non-Agency Mortgage-Backed Securities	4.6%
Sovereign Issues	2.3%
Short-Term Instruments	33.5%
Affiliated Investments	13.6%
Financial Derivative Instruments	0.0%Footnote Reference^
Other Assets and Liabilities, Net	(31.1%)
Total	100.0%
Footnote	Description
Footnote^	Rounded value of investments is less than 0.1% of net assets.
Footnote*	% of Net Asset Value includes derivatives instruments, if any, valued at the value used for determining the Fund's net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.

Material Fund Change [Text Block]
C000026576
Shareholder Report [Line Items]
Fund Name	PIMCO Low Duration Fund
Class Name	Administrative Class
Trading Symbol	PLDAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the PIMCO Low Duration Fund (the "Fund") for the period of April 1, 2024 to March 31, 2025 (the "reporting period").
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.pimco.com/literature. You can also request this information by contacting us at 888.87.PIMCO (888.877.4626).
Additional Information Phone Number	888.87.PIMCO (888.877.4626)
Expenses [Text Block]

What were the Fund costs for the reporting period?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Administrative Class	$75	0.73%

Expenses Paid, Amount	$ 75
Expense Ratio, Percent	0.73%
Factors Affecting Performance [Text Block]

How did the Fund perform during the reporting period and what affected its performance?

The following affected performance (on a gross basis) during the reporting period:

  Overweight exposure to U.S. duration, specifically the 2-year part of the curve, contributed to relative performance versus the ICE BofA 1-3 Year U.S. Treasury Index ("Index"), as interest rates fell.

  Overweight exposure to agency mortgage-backed securities contributed to relative performance versus the Index, as spreads tightened.

  Overweight exposure to select securitized credit, particularly collateralized loan obligations, contributed to relative performance versus the Index, as spreads tightened.

  Long exposure to U.K. duration, particularly on the 5-year part of the curve, detracted from relative performance versus the Index, as interest rates rose.

  There were no other material detractors for this Fund.

Performance Past Does Not Indicate Future [Text]	Performance quoted represents past performance. Past performance is not a guarantee or a reliable indicator of future results.
Line Graph [Table Text Block]
	Administrative Class	Bloomberg U.S. Aggregate Index	ICE BofA 1-3 Year U.S. Treasury Index
3/31/15	$1,000,000	$1,000,000	$1,000,000
4/30/15	$999,437	$996,412	$1,000,460
5/31/15	$1,000,065	$994,012	$1,001,200
6/30/15	$998,983	$983,174	$1,001,451
7/31/15	$1,000,627	$990,008	$1,001,971
8/31/15	$995,934	$988,586	$1,001,551
9/30/15	$991,762	$995,273	$1,004,585
10/31/15	$997,342	$995,439	$1,003,601
11/30/15	$996,551	$992,809	$1,001,132
12/31/15	$996,353	$989,601	$1,000,191
1/31/16	$997,138	$1,003,219	$1,006,282
2/29/16	$991,719	$1,010,335	$1,007,439
3/31/16	$1,000,554	$1,019,605	$1,009,192
4/30/16	$1,004,080	$1,023,519	$1,009,555
5/31/16	$1,004,986	$1,023,781	$1,008,485
6/30/16	$1,007,051	$1,042,177	$1,014,526
7/31/16	$1,007,944	$1,048,765	$1,013,948
8/31/16	$1,009,602	$1,047,566	$1,012,265
9/30/16	$1,013,105	$1,046,952	$1,013,439
10/31/16	$1,013,476	$1,038,944	$1,012,760
11/30/16	$1,008,182	$1,014,369	$1,008,739
12/31/16	$1,012,882	$1,015,800	$1,009,042
1/31/17	$1,014,136	$1,017,793	$1,010,313
2/28/17	$1,016,587	$1,024,634	$1,011,344
3/31/17	$1,017,282	$1,024,097	$1,011,667
4/30/17	$1,019,742	$1,032,000	$1,013,074
5/31/17	$1,021,061	$1,039,943	$1,014,249
6/30/17	$1,021,322	$1,038,896	$1,013,437
7/31/17	$1,024,431	$1,043,367	$1,015,596
8/31/17	$1,028,719	$1,052,726	$1,017,516
9/30/17	$1,029,877	$1,047,712	$1,015,847
10/31/17	$1,028,857	$1,048,319	$1,015,227
11/30/17	$1,026,849	$1,046,973	$1,013,176
12/31/17	$1,028,961	$1,051,778	$1,013,298
1/31/18	$1,025,734	$1,039,665	$1,010,390
2/28/18	$1,025,763	$1,029,809	$1,010,006
3/31/18	$1,025,993	$1,036,414	$1,011,985
4/30/18	$1,023,218	$1,028,705	$1,010,417
5/31/18	$1,023,794	$1,036,047	$1,014,075
6/30/18	$1,023,288	$1,034,773	$1,014,227
7/31/18	$1,027,009	$1,035,019	$1,014,176
8/31/18	$1,025,597	$1,041,679	$1,017,401
9/30/18	$1,027,121	$1,034,971	$1,016,201
10/31/18	$1,027,665	$1,026,792	$1,017,745
11/30/18	$1,028,995	$1,032,921	$1,021,277
12/31/18	$1,031,673	$1,051,898	$1,029,345
1/31/19	$1,038,534	$1,063,068	$1,032,114
2/28/19	$1,042,355	$1,062,452	$1,033,156
3/31/19	$1,046,323	$1,082,853	$1,039,469
4/30/19	$1,049,291	$1,083,130	$1,041,579
5/31/19	$1,056,937	$1,102,358	$1,048,974
6/30/19	$1,062,381	$1,116,201	$1,054,418
7/31/19	$1,061,014	$1,118,657	$1,053,174
8/31/19	$1,071,264	$1,147,643	$1,061,673
9/30/19	$1,072,478	$1,141,531	$1,060,495
10/31/19	$1,074,614	$1,144,969	$1,063,984
11/30/19	$1,072,497	$1,144,386	$1,063,643
12/31/19	$1,075,043	$1,143,588	$1,065,898
1/31/20	$1,084,591	$1,165,596	$1,071,665
2/29/20	$1,089,686	$1,186,575	$1,080,999
3/31/20	$1,073,589	$1,179,592	$1,095,830
4/30/20	$1,086,509	$1,200,561	$1,096,290
5/31/20	$1,092,448	$1,206,151	$1,097,003
6/30/20	$1,098,227	$1,213,749	$1,097,288
7/31/20	$1,100,607	$1,231,878	$1,098,397
8/31/20	$1,103,887	$1,221,935	$1,098,133
9/30/20	$1,103,890	$1,221,265	$1,098,429
10/31/20	$1,103,848	$1,215,812	$1,097,968
11/30/20	$1,106,930	$1,227,742	$1,098,473
12/31/20	$1,108,920	$1,229,433	$1,098,978
1/31/21	$1,109,475	$1,220,618	$1,099,143
2/28/21	$1,110,033	$1,202,992	$1,098,264
3/31/21	$1,108,290	$1,187,971	$1,098,473
4/30/21	$1,108,833	$1,197,356	$1,098,967
5/31/21	$1,110,432	$1,201,268	$1,099,802
6/30/21	$1,107,547	$1,209,708	$1,098,097
7/31/21	$1,109,108	$1,223,233	$1,099,920
8/31/21	$1,107,343	$1,220,905	$1,099,832
9/30/21	$1,107,921	$1,210,334	$1,098,732
10/31/21	$1,102,902	$1,210,000	$1,095,392
11/30/21	$1,100,130	$1,213,580	$1,095,601
12/31/21	$1,098,548	$1,210,475	$1,092,883
1/31/22	$1,090,133	$1,184,396	$1,085,725
2/28/22	$1,082,997	$1,171,183	$1,081,664
3/31/22	$1,065,699	$1,138,645	$1,067,267
4/30/22	$1,056,533	$1,095,436	$1,062,198
5/31/22	$1,062,165	$1,102,499	$1,068,072
6/30/22	$1,049,973	$1,085,203	$1,061,898
7/31/22	$1,053,624	$1,111,719	$1,065,456
8/31/22	$1,047,550	$1,080,306	$1,057,784
9/30/22	$1,032,850	$1,033,630	$1,045,324
10/31/22	$1,026,017	$1,020,242	$1,044,289
11/30/22	$1,035,468	$1,057,762	$1,050,858
12/31/22	$1,039,111	$1,052,991	$1,053,012
1/31/23	$1,051,206	$1,085,385	$1,060,225
2/28/23	$1,040,580	$1,057,322	$1,052,570
3/31/23	$1,054,713	$1,084,180	$1,069,359
4/30/23	$1,056,800	$1,090,751	$1,072,128
5/31/23	$1,053,315	$1,078,874	$1,068,429
6/30/23	$1,048,723	$1,075,027	$1,063,247
7/31/23	$1,056,445	$1,074,277	$1,067,033
8/31/23	$1,061,004	$1,067,415	$1,071,226
9/30/23	$1,061,017	$1,040,290	$1,071,130
10/31/23	$1,064,237	$1,023,873	$1,074,750
11/30/23	$1,078,382	$1,070,241	$1,085,648
12/31/23	$1,091,550	$1,111,209	$1,097,818
1/31/24	$1,097,151	$1,108,157	$1,102,045
2/29/24	$1,093,391	$1,092,501	$1,097,504
3/31/24	$1,097,041	$1,102,589	$1,101,071
4/30/24	$1,092,229	$1,074,739	$1,097,504
5/31/24	$1,102,083	$1,092,959	$1,105,044
6/30/24	$1,107,875	$1,103,307	$1,111,420
7/31/24	$1,121,395	$1,129,077	$1,124,134
8/31/24	$1,130,207	$1,145,301	$1,134,218
9/30/24	$1,141,001	$1,160,636	$1,143,337
10/31/24	$1,132,505	$1,131,854	$1,136,637
11/30/24	$1,137,582	$1,143,821	$1,139,967
12/31/24	$1,141,323	$1,125,101	$1,142,658
1/31/25	$1,147,538	$1,131,070	$1,147,594
2/28/25	$1,155,937	$1,155,956	$1,155,455
3/31/25	$1,159,786	$1,156,391	$1,160,839

Average Annual Return [Table Text Block]
Class/Index Name	1 Year	5 Years	10 Years
Administrative Class	5.72%	1.56%	1.49%
Bloomberg U.S. Aggregate Index	4.88%	(0.40%)	1.46%
ICE BofA 1-3 Year U.S. Treasury Index	5.43%	1.16%	1.50%

No Deduction of Taxes [Text Block]	Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
Performance Table Market Index Changed [Text Block]	Differences in the Fund’s performance versus an index and related attribution information with respect to particular categories of securities or individual positions may be attributable, in part, to differences in the pricing methodologies used by the Fund and the index.
Updated Performance Information Location [Text Block]	For performance current to the most recent month-end, visit www.pimco.com/literature or via 888.87.PIMCO (888.877.4626).
AssetsNet	$ 6,633,082,000
Holdings Count | Holding	1,339
Advisory Fees Paid, Amount	$ 14,852,000
InvestmentCompanyPortfolioTurnover	497.00%
Additional Fund Statistics [Text Block]

Key Fund StatisticsFootnote Reference† (as of the end of the reporting period)

Total Net Assets	$6,633,082
# of Portfolio Holdings	1,339
Portfolio Turnover Rate	497%
Total Net Advisory Fees Paid During the Reporting Period	$14,852
Footnote	Description
Footnote†	Dollar amounts displayed in 000's

Holdings [Text Block]

Security Type Breakdown (% of Net Asset Value)Footnote Reference*

U.S. Government Agencies	39.6%
U.S. Treasury Obligations	17.5%
Corporate Bonds & Notes	12.6%
Asset-Backed Securities	7.4%
Non-Agency Mortgage-Backed Securities	4.6%
Sovereign Issues	2.3%
Short-Term Instruments	33.5%
Affiliated Investments	13.6%
Financial Derivative Instruments	0.0%Footnote Reference^
Other Assets and Liabilities, Net	(31.1%)
Total	100.0%
Footnote	Description
Footnote^	Rounded value of investments is less than 0.1% of net assets.
Footnote*	% of Net Asset Value includes derivatives instruments, if any, valued at the value used for determining the Fund's net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.

Material Fund Change [Text Block]
C000026579
Shareholder Report [Line Items]
Fund Name	PIMCO Low Duration Fund
Class Name	Class C
Trading Symbol	PTLCX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the PIMCO Low Duration Fund (the "Fund") for the period of April 1, 2024 to March 31, 2025 (the "reporting period").
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.pimco.com/literature. You can also request this information by contacting us at 888.87.PIMCO (888.877.4626).
Additional Information Phone Number	888.87.PIMCO (888.877.4626)
Expenses [Text Block]

What were the Fund costs for the reporting period?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$115	1.12%

Expenses Paid, Amount	$ 115
Expense Ratio, Percent	1.12%
Factors Affecting Performance [Text Block]

How did the Fund perform during the reporting period and what affected its performance?

The following affected performance (on a gross basis) during the reporting period:

  Overweight exposure to U.S. duration, specifically the 2-year part of the curve, contributed to relative performance versus the ICE BofA 1-3 Year U.S. Treasury Index ("Index"), as interest rates fell.

  Overweight exposure to agency mortgage-backed securities contributed to relative performance versus the Index, as spreads tightened.

  Overweight exposure to select securitized credit, particularly collateralized loan obligations, contributed to relative performance versus the Index, as spreads tightened.

  Long exposure to U.K. duration, particularly on the 5-year part of the curve, detracted from relative performance versus the Index, as interest rates rose.

  There were no other material detractors for this Fund.

Performance Past Does Not Indicate Future [Text]	Performance quoted represents past performance. Past performance is not a guarantee or a reliable indicator of future results.
Line Graph [Table Text Block]
	Class C (excluding sales charge)	Bloomberg U.S. Aggregate Index	ICE BofA 1-3 Year U.S. Treasury Index
3/31/15	$10,000	$10,000	$10,000
4/30/15	$9,991	$9,964	$10,005
5/31/15	$9,994	$9,940	$10,012
6/30/15	$9,980	$9,832	$10,015
7/31/15	$9,993	$9,900	$10,020
8/31/15	$9,943	$9,886	$10,016
9/30/15	$9,898	$9,953	$10,046
10/31/15	$9,951	$9,954	$10,036
11/30/15	$9,940	$9,928	$10,011
12/31/15	$9,934	$9,896	$10,002
1/31/16	$9,939	$10,032	$10,063
2/29/16	$9,882	$10,103	$10,074
3/31/16	$9,967	$10,196	$10,092
4/30/16	$9,999	$10,235	$10,096
5/31/16	$10,004	$10,238	$10,085
6/30/16	$10,022	$10,422	$10,145
7/31/16	$10,027	$10,488	$10,139
8/31/16	$10,041	$10,476	$10,123
9/30/16	$10,072	$10,470	$10,134
10/31/16	$10,073	$10,389	$10,128
11/30/16	$10,017	$10,144	$10,087
12/31/16	$10,060	$10,158	$10,090
1/31/17	$10,069	$10,178	$10,103
2/28/17	$10,091	$10,246	$10,113
3/31/17	$10,094	$10,241	$10,117
4/30/17	$10,115	$10,320	$10,131
5/31/17	$10,125	$10,399	$10,142
6/30/17	$10,124	$10,389	$10,134
7/31/17	$10,152	$10,434	$10,156
8/31/17	$10,191	$10,527	$10,175
9/30/17	$10,199	$10,477	$10,158
10/31/17	$10,186	$10,483	$10,152
11/30/17	$10,163	$10,470	$10,132
12/31/17	$10,180	$10,518	$10,133
1/31/18	$10,145	$10,397	$10,104
2/28/18	$10,142	$10,298	$10,100
3/31/18	$10,141	$10,364	$10,120
4/30/18	$10,110	$10,287	$10,104
5/31/18	$10,113	$10,360	$10,141
6/30/18	$10,104	$10,348	$10,142
7/31/18	$10,138	$10,350	$10,142
8/31/18	$10,120	$10,417	$10,174
9/30/18	$10,132	$10,350	$10,162
10/31/18	$10,134	$10,268	$10,177
11/30/18	$10,144	$10,329	$10,213
12/31/18	$10,167	$10,519	$10,293
1/31/19	$10,231	$10,631	$10,321
2/28/19	$10,266	$10,625	$10,332
3/31/19	$10,302	$10,829	$10,395
4/30/19	$10,328	$10,831	$10,416
5/31/19	$10,399	$11,024	$10,490
6/30/19	$10,450	$11,162	$10,544
7/31/19	$10,433	$11,187	$10,532
8/31/19	$10,530	$11,476	$10,617
9/30/19	$10,539	$11,415	$10,605
10/31/19	$10,556	$11,450	$10,640
11/30/19	$10,532	$11,444	$10,636
12/31/19	$10,554	$11,436	$10,659
1/31/20	$10,644	$11,656	$10,717
2/29/20	$10,691	$11,866	$10,810
3/31/20	$10,529	$11,796	$10,958
4/30/20	$10,653	$12,006	$10,963
5/31/20	$10,707	$12,062	$10,970
6/30/20	$10,761	$12,137	$10,973
7/31/20	$10,780	$12,319	$10,984
8/31/20	$10,809	$12,219	$10,981
9/30/20	$10,805	$12,213	$10,984
10/31/20	$10,801	$12,158	$10,980
11/30/20	$10,828	$12,277	$10,985
12/31/20	$10,844	$12,294	$10,990
1/31/21	$10,846	$12,206	$10,991
2/28/21	$10,848	$12,030	$10,983
3/31/21	$10,827	$11,880	$10,985
4/30/21	$10,829	$11,974	$10,990
5/31/21	$10,841	$12,013	$10,998
6/30/21	$10,810	$12,097	$10,981
7/31/21	$10,821	$12,232	$10,999
8/31/21	$10,800	$12,209	$10,998
9/30/21	$10,803	$12,103	$10,987
10/31/21	$10,750	$12,100	$10,954
11/30/21	$10,720	$12,136	$10,956
12/31/21	$10,700	$12,105	$10,929
1/31/22	$10,615	$11,844	$10,857
2/28/22	$10,542	$11,712	$10,817
3/31/22	$10,371	$11,386	$10,673
4/30/22	$10,278	$10,954	$10,622
5/31/22	$10,329	$11,025	$10,681
6/30/22	$10,208	$10,852	$10,619
7/31/22	$10,240	$11,117	$10,655
8/31/22	$10,177	$10,803	$10,578
9/30/22	$10,031	$10,336	$10,453
10/31/22	$9,962	$10,202	$10,443
11/30/22	$10,050	$10,578	$10,509
12/31/22	$10,082	$10,530	$10,530
1/31/23	$10,196	$10,854	$10,602
2/28/23	$10,090	$10,573	$10,526
3/31/23	$10,224	$10,842	$10,694
4/30/23	$10,241	$10,908	$10,721
5/31/23	$10,204	$10,789	$10,684
6/30/23	$10,156	$10,750	$10,632
7/31/23	$10,227	$10,743	$10,670
8/31/23	$10,268	$10,674	$10,712
9/30/23	$10,265	$10,403	$10,711
10/31/23	$10,293	$10,239	$10,748
11/30/23	$10,426	$10,702	$10,856
12/31/23	$10,550	$11,112	$10,978
1/31/24	$10,601	$11,082	$11,020
2/29/24	$10,561	$10,925	$10,975
3/31/24	$10,593	$11,026	$11,011
4/30/24	$10,543	$10,747	$10,975
5/31/24	$10,634	$10,930	$11,050
6/30/24	$10,687	$11,033	$11,114
7/31/24	$10,814	$11,291	$11,241
8/31/24	$10,895	$11,453	$11,342
9/30/24	$10,996	$11,606	$11,433
10/31/24	$10,910	$11,319	$11,366
11/30/24	$10,956	$11,438	$11,400
12/31/24	$10,988	$11,251	$11,427
1/31/25	$11,044	$11,311	$11,476
2/28/25	$11,122	$11,560	$11,555
3/31/25	$11,155	$11,564	$11,608

Average Annual Return [Table Text Block]
Class/Index Name	1 Year	5 Years	10 Years
Class C (excluding sales charge)	5.31%	1.16%	1.10%
Class C (including sales charge)	4.31%	1.16%	1.10%
Bloomberg U.S. Aggregate Index	4.88%	(0.40%)	1.46%
ICE BofA 1-3 Year U.S. Treasury Index	5.43%	1.16%	1.50%

No Deduction of Taxes [Text Block]	Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
Performance Table Market Index Changed [Text Block]	Differences in the Fund’s performance versus an index and related attribution information with respect to particular categories of securities or individual positions may be attributable, in part, to differences in the pricing methodologies used by the Fund and the index.
Updated Performance Information Location [Text Block]	For performance current to the most recent month-end, visit www.pimco.com/literature or via 888.87.PIMCO (888.877.4626).
AssetsNet	$ 6,633,082,000
Holdings Count | Holding	1,339
Advisory Fees Paid, Amount	$ 14,852,000
InvestmentCompanyPortfolioTurnover	497.00%
Additional Fund Statistics [Text Block]

Key Fund StatisticsFootnote Reference† (as of the end of the reporting period)

Total Net Assets	$6,633,082
# of Portfolio Holdings	1,339
Portfolio Turnover Rate	497%
Total Net Advisory Fees Paid During the Reporting Period	$14,852
Footnote	Description
Footnote†	Dollar amounts displayed in 000's

Holdings [Text Block]

Security Type Breakdown (% of Net Asset Value)Footnote Reference*

U.S. Government Agencies	39.6%
U.S. Treasury Obligations	17.5%
Corporate Bonds & Notes	12.6%
Asset-Backed Securities	7.4%
Non-Agency Mortgage-Backed Securities	4.6%
Sovereign Issues	2.3%
Short-Term Instruments	33.5%
Affiliated Investments	13.6%
Financial Derivative Instruments	0.0%Footnote Reference^
Other Assets and Liabilities, Net	(31.1%)
Total	100.0%
Footnote	Description
Footnote^	Rounded value of investments is less than 0.1% of net assets.
Footnote*	% of Net Asset Value includes derivatives instruments, if any, valued at the value used for determining the Fund's net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.

Material Fund Change [Text Block]
C000222833
Shareholder Report [Line Items]
Fund Name	PIMCO Low Duration Fund
Class Name	Class C-2
Trading Symbol	PLCCX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the PIMCO Low Duration Fund (the "Fund") for the period of April 1, 2024 to March 31, 2025 (the "reporting period").
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.pimco.com/literature. You can also request this information by contacting us at 888.87.PIMCO (888.877.4626).
Additional Information Phone Number	888.87.PIMCO (888.877.4626)
Expenses [Text Block]

What were the Fund costs for the reporting period?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C-2	$135	1.32%

Expenses Paid, Amount	$ 135
Expense Ratio, Percent	1.32%
Factors Affecting Performance [Text Block]

How did the Fund perform during the reporting period and what affected its performance?

The following affected performance (on a gross basis) during the reporting period:

  Overweight exposure to U.S. duration, specifically the 2-year part of the curve, contributed to relative performance versus the ICE BofA 1-3 Year U.S. Treasury Index ("Index"), as interest rates fell.

  Overweight exposure to agency mortgage-backed securities contributed to relative performance versus the Index, as spreads tightened.

  Overweight exposure to select securitized credit, particularly collateralized loan obligations, contributed to relative performance versus the Index, as spreads tightened.

  Long exposure to U.K. duration, particularly on the 5-year part of the curve, detracted from relative performance versus the Index, as interest rates rose.

  There were no other material detractors for this Fund.

Performance Past Does Not Indicate Future [Text]	Performance quoted represents past performance. Past performance is not a guarantee or a reliable indicator of future results.
Line Graph [Table Text Block]
	Class C-2 (excluding sales charge)	Bloomberg U.S. Aggregate Index	ICE BofA 1-3 Year U.S. Treasury Index
3/31/15	$10,000	$10,000	$10,000
4/30/15	$9,990	$9,964	$10,005
5/31/15	$9,991	$9,940	$10,012
6/30/15	$9,975	$9,832	$10,015
7/31/15	$9,987	$9,900	$10,020
8/31/15	$9,935	$9,886	$10,016
9/30/15	$9,888	$9,953	$10,046
10/31/15	$9,939	$9,954	$10,036
11/30/15	$9,926	$9,928	$10,011
12/31/15	$9,920	$9,896	$10,002
1/31/16	$9,922	$10,032	$10,063
2/29/16	$9,864	$10,103	$10,074
3/31/16	$9,947	$10,196	$10,092
4/30/16	$9,977	$10,235	$10,096
5/31/16	$9,981	$10,238	$10,085
6/30/16	$9,997	$10,422	$10,145
7/31/16	$10,001	$10,488	$10,139
8/31/16	$10,012	$10,476	$10,123
9/30/16	$10,042	$10,470	$10,134
10/31/16	$10,041	$10,389	$10,128
11/30/16	$9,983	$10,144	$10,087
12/31/16	$10,025	$10,158	$10,090
1/31/17	$10,032	$10,178	$10,103
2/28/17	$10,052	$10,246	$10,113
3/31/17	$10,054	$10,241	$10,117
4/30/17	$10,073	$10,320	$10,131
5/31/17	$10,081	$10,399	$10,142
6/30/17	$10,079	$10,389	$10,134
7/31/17	$10,105	$10,434	$10,156
8/31/17	$10,142	$10,527	$10,175
9/30/17	$10,148	$10,477	$10,158
10/31/17	$10,133	$10,483	$10,152
11/30/17	$10,108	$10,470	$10,132
12/31/17	$10,124	$10,518	$10,133
1/31/18	$10,087	$10,397	$10,104
2/28/18	$10,083	$10,298	$10,100
3/31/18	$10,080	$10,364	$10,120
4/30/18	$10,048	$10,287	$10,104
5/31/18	$10,049	$10,360	$10,141
6/30/18	$10,039	$10,348	$10,142
7/31/18	$10,070	$10,350	$10,142
8/31/18	$10,052	$10,417	$10,174
9/30/18	$10,062	$10,350	$10,162
10/31/18	$10,062	$10,268	$10,177
11/30/18	$10,070	$10,329	$10,213
12/31/18	$10,091	$10,519	$10,293
1/31/19	$10,153	$10,631	$10,321
2/28/19	$10,186	$10,625	$10,332
3/31/19	$10,220	$10,829	$10,395
4/30/19	$10,244	$10,831	$10,416
5/31/19	$10,313	$11,024	$10,490
6/30/19	$10,361	$11,162	$10,544
7/31/19	$10,343	$11,187	$10,532
8/31/19	$10,438	$11,476	$10,617
9/30/19	$10,444	$11,415	$10,605
10/31/19	$10,460	$11,450	$10,640
11/30/19	$10,434	$11,444	$10,636
12/31/19	$10,454	$11,436	$10,659
1/31/20	$10,542	$11,656	$10,717
2/29/20	$10,586	$11,866	$10,810
3/31/20	$10,425	$11,796	$10,958
4/30/20	$10,545	$12,006	$10,963
5/31/20	$10,597	$12,062	$10,970
6/30/20	$10,648	$12,137	$10,973
7/31/20	$10,666	$12,319	$10,984
8/31/20	$10,692	$12,219	$10,981
9/30/20	$10,687	$12,213	$10,984
10/31/20	$10,681	$12,158	$10,980
11/30/20	$10,705	$12,277	$10,985
12/31/20	$10,719	$12,294	$10,990
1/31/21	$10,719	$12,206	$10,991
2/28/21	$10,720	$12,030	$10,983
3/31/21	$10,698	$11,880	$10,985
4/30/21	$10,698	$11,974	$10,990
5/31/21	$10,709	$12,013	$10,998
6/30/21	$10,677	$12,097	$10,981
7/31/21	$10,677	$12,232	$10,999
8/31/21	$10,666	$12,209	$10,998
9/30/21	$10,655	$12,103	$10,987
10/31/21	$10,601	$12,100	$10,954
11/30/21	$10,580	$12,136	$10,956
12/31/21	$10,558	$12,105	$10,929
1/31/22	$10,472	$11,844	$10,857
2/28/22	$10,398	$11,712	$10,817
3/31/22	$10,227	$11,386	$10,673
4/30/22	$10,134	$10,954	$10,622
5/31/22	$10,183	$11,025	$10,681
6/30/22	$10,061	$10,852	$10,619
7/31/22	$10,091	$11,117	$10,655
8/31/22	$10,028	$10,803	$10,578
9/30/22	$9,882	$10,336	$10,453
10/31/22	$9,812	$10,202	$10,443
11/30/22	$9,897	$10,578	$10,509
12/31/22	$9,927	$10,530	$10,530
1/31/23	$10,038	$10,854	$10,602
2/28/23	$9,932	$10,573	$10,526
3/31/23	$10,062	$10,842	$10,694
4/30/23	$10,077	$10,908	$10,721
5/31/23	$10,039	$10,789	$10,684
6/30/23	$9,990	$10,750	$10,632
7/31/23	$10,058	$10,743	$10,670
8/31/23	$10,097	$10,674	$10,712
9/30/23	$10,092	$10,403	$10,711
10/31/23	$10,117	$10,239	$10,748
11/30/23	$10,247	$10,702	$10,856
12/31/23	$10,367	$11,112	$10,978
1/31/24	$10,415	$11,082	$11,020
2/29/24	$10,375	$10,925	$10,975
3/31/24	$10,404	$11,026	$11,011
4/30/24	$10,353	$10,747	$10,975
5/31/24	$10,441	$10,930	$11,050
6/30/24	$10,491	$11,033	$11,114
7/31/24	$10,614	$11,291	$11,241
8/31/24	$10,692	$11,453	$11,342
9/30/24	$10,789	$11,606	$11,433
10/31/24	$10,703	$11,319	$11,366
11/30/24	$10,746	$11,438	$11,400
12/31/24	$10,776	$11,251	$11,427
1/31/25	$10,829	$11,311	$11,476
2/28/25	$10,904	$11,560	$11,555
3/31/25	$10,935	$11,564	$11,608

Average Annual Return [Table Text Block]
Class/Index Name	1 Year	5 Years	10 Years
Class C-2 (excluding sales charge)	5.10%	0.96%	0.90%
Class C-2 (including sales charge)	4.10%	0.96%	0.90%
Bloomberg U.S. Aggregate Index	4.88%	(0.40%)	1.46%
ICE BofA 1-3 Year U.S. Treasury Index	5.43%	1.16%	1.50%

No Deduction of Taxes [Text Block]	Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
Performance Table Market Index Changed [Text Block]	Differences in the Fund’s performance versus an index and related attribution information with respect to particular categories of securities or individual positions may be attributable, in part, to differences in the pricing methodologies used by the Fund and the index.
Updated Performance Information Location [Text Block]	For performance current to the most recent month-end, visit www.pimco.com/literature or via 888.87.PIMCO (888.877.4626).
AssetsNet	$ 6,633,082,000
Holdings Count | Holding	1,339
Advisory Fees Paid, Amount	$ 14,852,000
InvestmentCompanyPortfolioTurnover	497.00%
Additional Fund Statistics [Text Block]

Key Fund StatisticsFootnote Reference† (as of the end of the reporting period)

Total Net Assets	$6,633,082
# of Portfolio Holdings	1,339
Portfolio Turnover Rate	497%
Total Net Advisory Fees Paid During the Reporting Period	$14,852
Footnote	Description
Footnote†	Dollar amounts displayed in 000's

Holdings [Text Block]

Security Type Breakdown (% of Net Asset Value)Footnote Reference*

U.S. Government Agencies	39.6%
U.S. Treasury Obligations	17.5%
Corporate Bonds & Notes	12.6%
Asset-Backed Securities	7.4%
Non-Agency Mortgage-Backed Securities	4.6%
Sovereign Issues	2.3%
Short-Term Instruments	33.5%
Affiliated Investments	13.6%
Financial Derivative Instruments	0.0%Footnote Reference^
Other Assets and Liabilities, Net	(31.1%)
Total	100.0%
Footnote	Description
Footnote^	Rounded value of investments is less than 0.1% of net assets.
Footnote*	% of Net Asset Value includes derivatives instruments, if any, valued at the value used for determining the Fund's net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.

Material Fund Change [Text Block]
C000200445
Shareholder Report [Line Items]
Fund Name	PIMCO Low Duration Fund
Class Name	I-3
Trading Symbol	PTLNX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the PIMCO Low Duration Fund (the "Fund") for the period of April 1, 2024 to March 31, 2025 (the "reporting period").
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.pimco.com/literature. You can also request this information by contacting us at 888.87.PIMCO (888.877.4626).
Additional Information Phone Number	888.87.PIMCO (888.877.4626)
Expenses [Text Block]

What were the Fund costs for the reporting period?

(based on a hypothetical $10,000 investment)
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
I-3	$65	0.63%

Expenses Paid, Amount	$ 65
Expense Ratio, Percent	0.63%
Factors Affecting Performance [Text Block]

How did the Fund perform during the reporting period and what affected its performance?

The following affected performance (on a gross basis) during the reporting period:

  Overweight exposure to U.S. duration, specifically the 2-year part of the curve, contributed to relative performance versus the ICE BofA 1-3 Year U.S. Treasury Index ("Index"), as interest rates fell.

  Overweight exposure to agency mortgage-backed securities contributed to relative performance versus the Index, as spreads tightened.

  Overweight exposure to select securitized credit, particularly collateralized loan obligations, contributed to relative performance versus the Index, as spreads tightened.

  Long exposure to U.K. duration, particularly on the 5-year part of the curve, detracted from relative performance versus the Index, as interest rates rose.

  There were no other material detractors for this Fund.

Performance Past Does Not Indicate Future [Text]	Performance quoted represents past performance. Past performance is not a guarantee or a reliable indicator of future results.
Line Graph [Table Text Block]
	I-3	Bloomberg U.S. Aggregate Index	ICE BofA 1-3 Year U.S. Treasury Index
3/31/15	$1,000,000	$1,000,000	$1,000,000
4/30/15	$999,520	$996,412	$1,000,460
5/31/15	$1,000,234	$994,012	$1,001,200
6/30/15	$999,233	$983,174	$1,001,451
7/31/15	$1,000,976	$990,008	$1,001,971
8/31/15	$996,352	$988,586	$1,001,551
9/30/15	$992,260	$995,273	$1,004,585
10/31/15	$997,936	$995,439	$1,003,601
11/30/15	$997,219	$992,809	$1,001,132
12/31/15	$997,127	$989,601	$1,000,191
1/31/16	$997,976	$1,003,219	$1,006,282
2/29/16	$992,633	$1,010,335	$1,007,439
3/31/16	$1,001,560	$1,019,605	$1,009,192
4/30/16	$1,005,180	$1,023,519	$1,009,555
5/31/16	$1,006,166	$1,023,781	$1,008,485
6/30/16	$1,008,317	$1,042,177	$1,014,526
7/31/16	$1,009,297	$1,048,765	$1,013,948
8/31/16	$1,011,043	$1,047,566	$1,012,265
9/30/16	$1,014,648	$1,046,952	$1,013,439
10/31/16	$1,015,093	$1,038,944	$1,012,760
11/30/16	$1,009,877	$1,014,369	$1,008,739
12/31/16	$1,014,686	$1,015,800	$1,009,042
1/31/17	$1,016,015	$1,017,793	$1,010,313
2/28/17	$1,018,548	$1,024,634	$1,011,344
3/31/17	$1,019,345	$1,024,097	$1,011,667
4/30/17	$1,021,881	$1,032,000	$1,013,074
5/31/17	$1,023,289	$1,039,943	$1,014,249
6/30/17	$1,023,652	$1,038,896	$1,013,437
7/31/17	$1,026,841	$1,043,367	$1,015,596
8/31/17	$1,031,226	$1,052,726	$1,017,516
9/30/17	$1,032,480	$1,047,712	$1,015,847
10/31/17	$1,031,537	$1,048,319	$1,015,227
11/30/17	$1,029,608	$1,046,973	$1,013,176
12/31/17	$1,031,821	$1,051,778	$1,013,298
1/31/18	$1,028,667	$1,039,665	$1,010,390
2/28/18	$1,028,776	$1,029,809	$1,010,006
3/31/18	$1,029,100	$1,036,414	$1,011,985
4/30/18	$1,026,400	$1,028,705	$1,010,417
5/31/18	$1,027,054	$1,036,047	$1,014,075
6/30/18	$1,026,650	$1,034,773	$1,014,227
7/31/18	$1,030,485	$1,035,019	$1,014,176
8/31/18	$1,029,163	$1,041,679	$1,017,401
9/30/18	$1,030,768	$1,034,971	$1,016,201
10/31/18	$1,031,395	$1,026,792	$1,017,745
11/30/18	$1,032,821	$1,032,921	$1,021,277
12/31/18	$1,035,601	$1,051,898	$1,029,345
1/31/19	$1,042,586	$1,063,068	$1,032,114
2/28/19	$1,046,508	$1,062,452	$1,033,156
3/31/19	$1,050,589	$1,082,853	$1,039,469
4/30/19	$1,053,664	$1,083,130	$1,041,579
5/31/19	$1,061,448	$1,102,358	$1,048,974
6/30/19	$1,067,002	$1,116,201	$1,054,418
7/31/19	$1,065,716	$1,118,657	$1,053,174
8/31/19	$1,076,114	$1,147,643	$1,061,673
9/30/19	$1,077,427	$1,141,531	$1,060,495
10/31/19	$1,079,665	$1,144,969	$1,063,984
11/30/19	$1,077,642	$1,144,386	$1,063,643
12/31/19	$1,080,297	$1,143,588	$1,065,898
1/31/20	$1,089,997	$1,165,596	$1,071,665
2/29/20	$1,095,213	$1,186,575	$1,080,999
3/31/20	$1,079,131	$1,179,592	$1,095,830
4/30/20	$1,092,197	$1,200,561	$1,096,290
5/31/20	$1,098,267	$1,206,151	$1,097,003
6/30/20	$1,104,181	$1,213,749	$1,097,288
7/31/20	$1,106,664	$1,231,878	$1,098,397
8/31/20	$1,110,055	$1,221,935	$1,098,133
9/30/20	$1,110,150	$1,221,265	$1,098,429
10/31/20	$1,110,206	$1,215,812	$1,097,968
11/30/20	$1,113,393	$1,227,742	$1,098,473
12/31/20	$1,115,501	$1,229,433	$1,098,978
1/31/21	$1,116,143	$1,220,618	$1,099,143
2/28/21	$1,116,790	$1,202,992	$1,098,264
3/31/21	$1,115,138	$1,187,971	$1,098,473
4/30/21	$1,115,785	$1,197,356	$1,098,967
5/31/21	$1,117,484	$1,201,268	$1,099,802
6/30/21	$1,114,673	$1,209,708	$1,098,097
7/31/21	$1,116,343	$1,223,233	$1,099,920
8/31/21	$1,114,659	$1,220,905	$1,099,832
9/30/21	$1,115,334	$1,210,334	$1,098,732
10/31/21	$1,110,376	$1,210,000	$1,095,392
11/30/21	$1,107,675	$1,213,580	$1,095,601
12/31/21	$1,106,183	$1,210,475	$1,092,883
1/31/22	$1,097,795	$1,184,396	$1,085,725
2/28/22	$1,090,692	$1,171,183	$1,081,664
3/31/22	$1,073,359	$1,138,645	$1,067,267
4/30/22	$1,064,214	$1,095,436	$1,062,198
5/31/22	$1,069,978	$1,102,499	$1,068,072
6/30/22	$1,057,777	$1,085,203	$1,061,898
7/31/22	$1,061,550	$1,111,719	$1,065,456
8/31/22	$1,055,512	$1,080,306	$1,057,784
9/30/22	$1,040,772	$1,033,630	$1,045,324
10/31/22	$1,033,963	$1,020,242	$1,044,289
11/30/22	$1,043,588	$1,057,762	$1,050,858
12/31/22	$1,047,352	$1,052,991	$1,053,012
1/31/23	$1,059,641	$1,085,385	$1,060,225
2/28/23	$1,048,996	$1,057,322	$1,052,570
3/31/23	$1,063,358	$1,084,180	$1,069,359
4/30/23	$1,065,542	$1,090,751	$1,072,128
5/31/23	$1,062,106	$1,078,874	$1,068,429
6/30/23	$1,057,556	$1,075,027	$1,063,247
7/31/23	$1,065,430	$1,074,277	$1,067,033
8/31/23	$1,070,133	$1,067,415	$1,071,226
9/30/23	$1,070,243	$1,040,290	$1,071,130
10/31/23	$1,073,591	$1,023,873	$1,074,750
11/30/23	$1,087,975	$1,070,241	$1,085,648
12/31/23	$1,101,379	$1,111,209	$1,097,818
1/31/24	$1,107,134	$1,108,157	$1,102,045
2/29/24	$1,103,429	$1,092,501	$1,097,504
3/31/24	$1,107,210	$1,102,589	$1,101,071
4/30/24	$1,102,439	$1,074,739	$1,097,504
5/31/24	$1,112,492	$1,092,959	$1,105,044
6/30/24	$1,118,430	$1,103,307	$1,111,420
7/31/24	$1,132,200	$1,129,077	$1,124,134
8/31/24	$1,141,209	$1,145,301	$1,134,218
9/30/24	$1,152,201	$1,160,636	$1,143,337
10/31/24	$1,143,685	$1,131,854	$1,136,637
11/30/24	$1,148,923	$1,143,821	$1,139,967
12/31/24	$1,152,805	$1,125,101	$1,142,658
1/31/25	$1,159,201	$1,131,070	$1,147,594
2/28/25	$1,167,795	$1,155,956	$1,155,455
3/31/25	$1,171,786	$1,156,391	$1,160,839

Average Annual Return [Table Text Block]
Class/Index Name	1 Year	5 Years	10 Years
I-3	5.83%	1.66%	1.60%
Bloomberg U.S. Aggregate Index	4.88%	(0.40%)	1.46%
ICE BofA 1-3 Year U.S. Treasury Index	5.43%	1.16%	1.50%

No Deduction of Taxes [Text Block]	Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
Performance Table Market Index Changed [Text Block]	Differences in the Fund’s performance versus an index and related attribution information with respect to particular categories of securities or individual positions may be attributable, in part, to differences in the pricing methodologies used by the Fund and the index.
Updated Performance Information Location [Text Block]	For performance current to the most recent month-end, visit www.pimco.com/literature or via 888.87.PIMCO (888.877.4626).
AssetsNet	$ 6,633,082,000
Holdings Count | Holding	1,339
Advisory Fees Paid, Amount	$ 14,852,000
InvestmentCompanyPortfolioTurnover	497.00%
Additional Fund Statistics [Text Block]

Key Fund StatisticsFootnote Reference† (as of the end of the reporting period)

Total Net Assets	$6,633,082
# of Portfolio Holdings	1,339
Portfolio Turnover Rate	497%
Total Net Advisory Fees Paid During the Reporting Period	$14,852
Footnote	Description
Footnote†	Dollar amounts displayed in 000's

Holdings [Text Block]

Security Type Breakdown (% of Net Asset Value)Footnote Reference*

U.S. Government Agencies	39.6%
U.S. Treasury Obligations	17.5%
Corporate Bonds & Notes	12.6%
Asset-Backed Securities	7.4%
Non-Agency Mortgage-Backed Securities	4.6%
Sovereign Issues	2.3%
Short-Term Instruments	33.5%
Affiliated Investments	13.6%
Financial Derivative Instruments	0.0%Footnote Reference^
Other Assets and Liabilities, Net	(31.1%)
Total	100.0%
Footnote	Description
Footnote^	Rounded value of investments is less than 0.1% of net assets.
Footnote*	% of Net Asset Value includes derivatives instruments, if any, valued at the value used for determining the Fund's net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.

Material Fund Change [Text Block]
C000026575
Shareholder Report [Line Items]
Fund Name	PIMCO Low Duration Fund
Class Name	Institutional Class
Trading Symbol	PTLDX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the PIMCO Low Duration Fund (the "Fund") for the period of April 1, 2024 to March 31, 2025 (the "reporting period").
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.pimco.com/literature. You can also request this information by contacting us at 888.87.PIMCO (888.877.4626).
Additional Information Phone Number	888.87.PIMCO (888.877.4626)
Expenses [Text Block]

What were the Fund costs for the reporting period?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Class	$49	0.48%

Expenses Paid, Amount	$ 49
Expense Ratio, Percent	0.48%
Factors Affecting Performance [Text Block]

How did the Fund perform during the reporting period and what affected its performance?

The following affected performance (on a gross basis) during the reporting period:

  Overweight exposure to U.S. duration, specifically the 2-year part of the curve, contributed to relative performance versus the ICE BofA 1-3 Year U.S. Treasury Index ("Index"), as interest rates fell.

  Overweight exposure to agency mortgage-backed securities contributed to relative performance versus the Index, as spreads tightened.

  Overweight exposure to select securitized credit, particularly collateralized loan obligations, contributed to relative performance versus the Index, as spreads tightened.

  Long exposure to U.K. duration, particularly on the 5-year part of the curve, detracted from relative performance versus the Index, as interest rates rose.

  There were no other material detractors for this Fund.

Performance Past Does Not Indicate Future [Text]	Performance quoted represents past performance. Past performance is not a guarantee or a reliable indicator of future results.
Line Graph [Table Text Block]
	Institutional Class	Bloomberg U.S. Aggregate Index	ICE BofA 1-3 Year U.S. Treasury Index
3/31/15	$1,000,000	$1,000,000	$1,000,000
4/30/15	$999,643	$996,412	$1,000,460
5/31/15	$1,000,485	$994,012	$1,001,200
6/30/15	$999,607	$983,174	$1,001,451
7/31/15	$1,001,478	$990,008	$1,001,971
8/31/15	$996,978	$988,586	$1,001,551
9/30/15	$993,006	$995,273	$1,004,585
10/31/15	$998,813	$995,439	$1,003,601
11/30/15	$998,218	$992,809	$1,001,132
12/31/15	$998,253	$989,601	$1,000,191
1/31/16	$999,230	$1,003,219	$1,006,282
2/29/16	$993,999	$1,010,335	$1,007,439
3/31/16	$1,003,065	$1,019,605	$1,009,192
4/30/16	$1,006,813	$1,023,519	$1,009,555
5/31/16	$1,007,929	$1,023,781	$1,008,485
6/30/16	$1,010,207	$1,042,177	$1,014,526
7/31/16	$1,011,317	$1,048,765	$1,013,948
8/31/16	$1,013,196	$1,047,566	$1,012,265
9/30/16	$1,016,933	$1,046,952	$1,013,439
10/31/16	$1,017,508	$1,038,944	$1,012,760
11/30/16	$1,012,404	$1,014,369	$1,008,739
12/31/16	$1,017,354	$1,015,800	$1,009,042
1/31/17	$1,018,816	$1,017,793	$1,010,313
2/28/17	$1,021,473	$1,024,634	$1,011,344
3/31/17	$1,022,402	$1,024,097	$1,011,667
4/30/17	$1,025,072	$1,032,000	$1,013,074
5/31/17	$1,026,615	$1,039,943	$1,014,249
6/30/17	$1,027,106	$1,038,896	$1,013,437
7/31/17	$1,030,436	$1,043,367	$1,015,596
8/31/17	$1,034,968	$1,052,726	$1,017,516
9/30/17	$1,036,354	$1,047,712	$1,015,847
10/31/17	$1,035,540	$1,048,319	$1,015,227
11/30/17	$1,033,731	$1,046,973	$1,013,176
12/31/17	$1,036,085	$1,051,778	$1,013,298
1/31/18	$1,033,049	$1,039,665	$1,010,390
2/28/18	$1,033,277	$1,029,809	$1,010,006
3/31/18	$1,033,735	$1,036,414	$1,011,985
4/30/18	$1,031,144	$1,028,705	$1,010,417
5/31/18	$1,031,943	$1,036,047	$1,014,075
6/30/18	$1,031,652	$1,034,773	$1,014,227
7/31/18	$1,035,616	$1,035,019	$1,014,176
8/31/18	$1,034,435	$1,041,679	$1,017,401
9/30/18	$1,036,163	$1,034,971	$1,016,201
10/31/18	$1,036,929	$1,026,792	$1,017,745
11/30/18	$1,038,499	$1,032,921	$1,021,277
12/31/18	$1,041,415	$1,051,898	$1,029,345
1/31/19	$1,048,556	$1,063,068	$1,032,114
2/28/19	$1,052,615	$1,062,452	$1,033,156
3/31/19	$1,056,844	$1,082,853	$1,039,469
4/30/19	$1,060,058	$1,083,130	$1,041,579
5/31/19	$1,068,015	$1,102,358	$1,048,974
6/30/19	$1,073,720	$1,116,201	$1,054,418
7/31/19	$1,072,565	$1,118,657	$1,053,174
8/31/19	$1,083,170	$1,147,643	$1,061,673
9/30/19	$1,084,610	$1,141,531	$1,060,495
10/31/19	$1,087,000	$1,144,969	$1,063,984
11/30/19	$1,085,101	$1,144,386	$1,063,643
12/31/19	$1,087,907	$1,143,588	$1,065,898
1/31/20	$1,097,807	$1,165,596	$1,071,665
2/29/20	$1,103,176	$1,186,575	$1,080,999
3/31/20	$1,087,106	$1,179,592	$1,095,830
4/30/20	$1,100,414	$1,200,561	$1,096,290
5/31/20	$1,106,662	$1,206,151	$1,097,003
6/30/20	$1,112,745	$1,213,749	$1,097,288
7/31/20	$1,115,408	$1,231,878	$1,098,397
8/31/20	$1,118,955	$1,221,935	$1,098,133
9/30/20	$1,119,187	$1,221,265	$1,098,429
10/31/20	$1,119,391	$1,215,812	$1,097,968
11/30/20	$1,122,738	$1,227,742	$1,098,473
12/31/20	$1,125,020	$1,229,433	$1,098,978
1/31/21	$1,125,799	$1,220,618	$1,099,143
2/28/21	$1,126,581	$1,202,992	$1,098,264
3/31/21	$1,125,051	$1,187,971	$1,098,473
4/30/21	$1,125,851	$1,197,356	$1,098,967
5/31/21	$1,127,700	$1,201,268	$1,099,802
6/30/21	$1,125,003	$1,209,708	$1,098,097
7/31/21	$1,126,834	$1,223,233	$1,099,920
8/31/21	$1,125,273	$1,220,905	$1,099,832
9/30/21	$1,126,093	$1,210,334	$1,098,732
10/31/21	$1,121,230	$1,210,000	$1,095,392
11/30/21	$1,118,643	$1,213,580	$1,095,601
12/31/21	$1,117,287	$1,210,475	$1,092,883
1/31/22	$1,108,949	$1,184,396	$1,085,725
2/28/22	$1,101,901	$1,171,183	$1,081,664
3/31/22	$1,084,533	$1,138,645	$1,067,267
4/30/22	$1,075,435	$1,095,436	$1,062,198
5/31/22	$1,081,389	$1,102,499	$1,068,072
6/30/22	$1,069,196	$1,085,203	$1,061,898
7/31/22	$1,073,141	$1,111,719	$1,065,456
8/31/22	$1,067,180	$1,080,306	$1,057,784
9/30/22	$1,052,436	$1,033,630	$1,045,324
10/31/22	$1,045,679	$1,020,242	$1,044,289
11/30/22	$1,055,526	$1,057,762	$1,050,858
12/31/22	$1,059,476	$1,052,991	$1,053,012
1/31/23	$1,072,022	$1,085,385	$1,060,225
2/28/23	$1,061,389	$1,057,322	$1,052,570
3/31/23	$1,076,048	$1,084,180	$1,069,359
4/30/23	$1,078,383	$1,090,751	$1,072,128
5/31/23	$1,075,054	$1,078,874	$1,068,429
6/30/23	$1,070,599	$1,075,027	$1,063,247
7/31/23	$1,078,691	$1,074,277	$1,067,033
8/31/23	$1,083,577	$1,067,415	$1,071,226
9/30/23	$1,083,823	$1,040,290	$1,071,130
10/31/23	$1,087,337	$1,023,873	$1,074,750
11/30/23	$1,102,014	$1,070,241	$1,085,648
12/31/23	$1,115,717	$1,111,209	$1,097,818
1/31/24	$1,121,671	$1,108,157	$1,102,045
2/29/24	$1,118,049	$1,092,501	$1,097,504
3/31/24	$1,122,018	$1,102,589	$1,101,071
4/30/24	$1,117,325	$1,074,739	$1,097,504
5/31/24	$1,127,659	$1,092,959	$1,105,044
6/30/24	$1,133,803	$1,103,307	$1,111,420
7/31/24	$1,147,880	$1,129,077	$1,124,134
8/31/24	$1,157,161	$1,145,301	$1,134,218
9/30/24	$1,168,434	$1,160,636	$1,143,337
10/31/24	$1,159,981	$1,131,854	$1,136,637
11/30/24	$1,165,428	$1,143,821	$1,139,967
12/31/24	$1,169,508	$1,125,101	$1,142,658
1/31/25	$1,176,134	$1,131,070	$1,147,594
2/28/25	$1,184,968	$1,155,956	$1,155,455
3/31/25	$1,189,150	$1,156,391	$1,160,839

Average Annual Return [Table Text Block]
Class/Index Name	1 Year	5 Years	10 Years
Institutional Class	5.98%	1.81%	1.75%
Bloomberg U.S. Aggregate Index	4.88%	(0.40%)	1.46%
ICE BofA 1-3 Year U.S. Treasury Index	5.43%	1.16%	1.50%

No Deduction of Taxes [Text Block]	Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
Performance Table Market Index Changed [Text Block]	Differences in the Fund’s performance versus an index and related attribution information with respect to particular categories of securities or individual positions may be attributable, in part, to differences in the pricing methodologies used by the Fund and the index.
Updated Performance Information Location [Text Block]	For performance current to the most recent month-end, visit www.pimco.com/literature or via 888.87.PIMCO (888.877.4626).
AssetsNet	$ 6,633,082,000
Holdings Count | Holding	1,339
Advisory Fees Paid, Amount	$ 14,852,000
InvestmentCompanyPortfolioTurnover	497.00%
Additional Fund Statistics [Text Block]

Key Fund StatisticsFootnote Reference† (as of the end of the reporting period)

Total Net Assets	$6,633,082
# of Portfolio Holdings	1,339
Portfolio Turnover Rate	497%
Total Net Advisory Fees Paid During the Reporting Period	$14,852
Footnote	Description
Footnote†	Dollar amounts displayed in 000's

Holdings [Text Block]

Security Type Breakdown (% of Net Asset Value)Footnote Reference*

U.S. Government Agencies	39.6%
U.S. Treasury Obligations	17.5%
Corporate Bonds & Notes	12.6%
Asset-Backed Securities	7.4%
Non-Agency Mortgage-Backed Securities	4.6%
Sovereign Issues	2.3%
Short-Term Instruments	33.5%
Affiliated Investments	13.6%
Financial Derivative Instruments	0.0%Footnote Reference^
Other Assets and Liabilities, Net	(31.1%)
Total	100.0%
Footnote	Description
Footnote^	Rounded value of investments is less than 0.1% of net assets.
Footnote*	% of Net Asset Value includes derivatives instruments, if any, valued at the value used for determining the Fund's net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.

Material Fund Change [Text Block]
C000064143
Shareholder Report [Line Items]
Fund Name	PIMCO Low Duration Fund
Class Name	I-2
Trading Symbol	PLDPX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the PIMCO Low Duration Fund (the "Fund") for the period of April 1, 2024 to March 31, 2025 (the "reporting period").
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.pimco.com/literature. You can also request this information by contacting us at 888.87.PIMCO (888.877.4626).
Additional Information Phone Number	888.87.PIMCO (888.877.4626)
Expenses [Text Block]

What were the Fund costs for the reporting period?

(based on a hypothetical $10,000 investment)
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
I-2	$60	0.58%

Expenses Paid, Amount	$ 60
Expense Ratio, Percent	0.58%
Factors Affecting Performance [Text Block]

How did the Fund perform during the reporting period and what affected its performance?

The following affected performance (on a gross basis) during the reporting period:

  Overweight exposure to U.S. duration, specifically the 2-year part of the curve, contributed to relative performance versus the ICE BofA 1-3 Year U.S. Treasury Index ("Index"), as interest rates fell.

  Overweight exposure to agency mortgage-backed securities contributed to relative performance versus the Index, as spreads tightened.

  Overweight exposure to select securitized credit, particularly collateralized loan obligations, contributed to relative performance versus the Index, as spreads tightened.

  Long exposure to U.K. duration, particularly on the 5-year part of the curve, detracted from relative performance versus the Index, as interest rates rose.

  There were no other material detractors for this Fund.

Performance Past Does Not Indicate Future [Text]	Performance quoted represents past performance. Past performance is not a guarantee or a reliable indicator of future results.
Line Graph [Table Text Block]
	I-2	Bloomberg U.S. Aggregate Index	ICE BofA 1-3 Year U.S. Treasury Index
3/31/15	$1,000,000	$1,000,000	$1,000,000
4/30/15	$999,560	$996,412	$1,000,460
5/31/15	$1,000,317	$994,012	$1,001,200
6/30/15	$999,357	$983,174	$1,001,451
7/31/15	$1,001,138	$990,008	$1,001,971
8/31/15	$996,561	$988,586	$1,001,551
9/30/15	$992,508	$995,273	$1,004,585
10/31/15	$998,224	$995,439	$1,003,601
11/30/15	$997,551	$992,809	$1,001,132
12/31/15	$997,492	$989,601	$1,000,191
1/31/16	$998,392	$1,003,219	$1,006,282
2/29/16	$993,087	$1,010,335	$1,007,439
3/31/16	$1,002,061	$1,019,605	$1,009,192
4/30/16	$1,005,720	$1,023,519	$1,009,555
5/31/16	$1,006,752	$1,023,781	$1,008,485
6/30/16	$1,008,945	$1,042,177	$1,014,526
7/31/16	$1,009,968	$1,048,765	$1,013,948
8/31/16	$1,011,759	$1,047,566	$1,012,265
9/30/16	$1,015,402	$1,046,952	$1,013,439
10/31/16	$1,015,895	$1,038,944	$1,012,760
11/30/16	$1,010,715	$1,014,369	$1,008,739
12/31/16	$1,015,565	$1,015,800	$1,009,042
1/31/17	$1,016,944	$1,017,793	$1,010,313
2/28/17	$1,019,518	$1,024,634	$1,011,344
3/31/17	$1,020,353	$1,024,097	$1,011,667
4/30/17	$1,022,939	$1,032,000	$1,013,074
5/31/17	$1,024,393	$1,039,943	$1,014,249
6/30/17	$1,024,792	$1,038,896	$1,013,437
7/31/17	$1,028,034	$1,043,367	$1,015,596
8/31/17	$1,032,468	$1,052,726	$1,017,516
9/30/17	$1,033,762	$1,047,712	$1,015,847
10/31/17	$1,032,866	$1,048,319	$1,015,227
11/30/17	$1,030,976	$1,046,973	$1,013,176
12/31/17	$1,033,234	$1,051,778	$1,013,298
1/31/18	$1,030,121	$1,039,665	$1,010,390
2/28/18	$1,030,270	$1,029,809	$1,010,006
3/31/18	$1,030,635	$1,036,414	$1,011,985
4/30/18	$1,027,970	$1,028,705	$1,010,417
5/31/18	$1,028,682	$1,036,047	$1,014,075
6/30/18	$1,028,304	$1,034,773	$1,014,227
7/31/18	$1,032,171	$1,035,019	$1,014,176
8/31/18	$1,030,897	$1,041,679	$1,017,401
9/30/18	$1,032,544	$1,034,971	$1,016,201
10/31/18	$1,033,220	$1,026,792	$1,017,745
11/30/18	$1,034,693	$1,032,921	$1,021,277
12/31/18	$1,037,515	$1,051,898	$1,029,345
1/31/19	$1,044,543	$1,063,068	$1,032,114
2/28/19	$1,048,508	$1,062,452	$1,033,156
3/31/19	$1,052,632	$1,082,853	$1,039,469
4/30/19	$1,055,749	$1,083,130	$1,041,579
5/31/19	$1,063,686	$1,102,358	$1,048,974
6/30/19	$1,069,287	$1,116,201	$1,054,418
7/31/19	$1,068,047	$1,118,657	$1,053,174
8/31/19	$1,078,510	$1,147,643	$1,061,673
9/30/19	$1,079,862	$1,141,531	$1,060,495
10/31/19	$1,082,151	$1,144,969	$1,063,984
11/30/19	$1,080,175	$1,144,386	$1,063,643
12/31/19	$1,082,877	$1,143,588	$1,065,898
1/31/20	$1,092,637	$1,165,596	$1,071,665
2/29/20	$1,097,897	$1,186,575	$1,080,999
3/31/20	$1,081,816	$1,179,592	$1,095,830
4/30/20	$1,094,970	$1,200,561	$1,096,290
5/31/20	$1,101,095	$1,206,151	$1,097,003
6/30/20	$1,107,055	$1,213,749	$1,097,288
7/31/20	$1,109,604	$1,231,878	$1,098,397
8/31/20	$1,113,044	$1,221,935	$1,098,133
9/30/20	$1,113,184	$1,221,265	$1,098,429
10/31/20	$1,113,289	$1,215,812	$1,097,968
11/30/20	$1,116,530	$1,227,742	$1,098,473
12/31/20	$1,118,695	$1,229,433	$1,098,978
1/31/21	$1,119,384	$1,220,618	$1,099,143
2/28/21	$1,120,075	$1,202,992	$1,098,264
3/31/21	$1,118,459	$1,187,971	$1,098,473
4/30/21	$1,119,157	$1,197,356	$1,098,967
5/31/21	$1,120,906	$1,201,268	$1,099,802
6/30/21	$1,118,132	$1,209,708	$1,098,097
7/31/21	$1,119,855	$1,223,233	$1,099,920
8/31/21	$1,118,211	$1,220,905	$1,099,832
9/30/21	$1,118,934	$1,210,334	$1,098,732
10/31/21	$1,114,008	$1,210,000	$1,095,392
11/30/21	$1,111,345	$1,213,580	$1,095,601
12/31/21	$1,109,897	$1,210,475	$1,092,883
1/31/22	$1,101,527	$1,184,396	$1,085,725
2/28/22	$1,094,442	$1,171,183	$1,081,664
3/31/22	$1,077,099	$1,138,645	$1,067,267
4/30/22	$1,067,973	$1,095,436	$1,062,198
5/31/22	$1,073,792	$1,102,499	$1,068,072
6/30/22	$1,061,598	$1,085,203	$1,061,898
7/31/22	$1,065,426	$1,111,719	$1,065,456
8/31/22	$1,059,414	$1,080,306	$1,057,784
9/30/22	$1,044,684	$1,033,630	$1,045,324
10/31/22	$1,037,895	$1,020,242	$1,044,289
11/30/22	$1,047,580	$1,057,762	$1,050,858
12/31/22	$1,051,406	$1,052,991	$1,053,012
1/31/23	$1,063,771	$1,085,385	$1,060,225
2/28/23	$1,053,140	$1,057,322	$1,052,570
3/31/23	$1,067,589	$1,084,180	$1,069,359
4/30/23	$1,069,824	$1,090,751	$1,072,128
5/31/23	$1,066,430	$1,078,874	$1,068,429
6/30/23	$1,061,917	$1,075,027	$1,063,247
7/31/23	$1,069,859	$1,074,277	$1,067,033
8/31/23	$1,074,614	$1,067,415	$1,071,226
9/30/23	$1,074,767	$1,040,290	$1,071,130
10/31/23	$1,078,163	$1,023,873	$1,074,750
11/30/23	$1,092,628	$1,070,241	$1,085,648
12/31/23	$1,106,117	$1,111,209	$1,097,818
1/31/24	$1,111,929	$1,108,157	$1,102,045
2/29/24	$1,108,251	$1,092,501	$1,097,504
3/31/24	$1,112,091	$1,102,589	$1,101,071
4/30/24	$1,107,350	$1,074,739	$1,097,504
5/31/24	$1,117,490	$1,092,959	$1,105,044
6/30/24	$1,123,493	$1,103,307	$1,111,420
7/31/24	$1,137,347	$1,129,077	$1,124,134
8/31/24	$1,146,439	$1,145,301	$1,134,218
9/30/24	$1,157,519	$1,160,636	$1,143,337
10/31/24	$1,149,042	$1,131,854	$1,136,637
11/30/24	$1,154,340	$1,143,821	$1,139,967
12/31/24	$1,158,283	$1,125,101	$1,142,658
1/31/25	$1,164,744	$1,131,070	$1,147,594
2/28/25	$1,173,403	$1,155,956	$1,155,455
3/31/25	$1,177,451	$1,156,391	$1,160,839

Average Annual Return [Table Text Block]
Class/Index Name	1 Year	5 Years	10 Years
I-2	5.88%	1.71%	1.65%
Bloomberg U.S. Aggregate Index	4.88%	(0.40%)	1.46%
ICE BofA 1-3 Year U.S. Treasury Index	5.43%	1.16%	1.50%

No Deduction of Taxes [Text Block]	Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
Performance Table Market Index Changed [Text Block]	Differences in the Fund’s performance versus an index and related attribution information with respect to particular categories of securities or individual positions may be attributable, in part, to differences in the pricing methodologies used by the Fund and the index.
Updated Performance Information Location [Text Block]	For performance current to the most recent month-end, visit www.pimco.com/literature or via 888.87.PIMCO (888.877.4626).
AssetsNet	$ 6,633,082,000
Holdings Count | Holding	1,339
Advisory Fees Paid, Amount	$ 14,852,000
InvestmentCompanyPortfolioTurnover	497.00%
Additional Fund Statistics [Text Block]

Key Fund StatisticsFootnote Reference† (as of the end of the reporting period)

Total Net Assets	$6,633,082
# of Portfolio Holdings	1,339
Portfolio Turnover Rate	497%
Total Net Advisory Fees Paid During the Reporting Period	$14,852
Footnote	Description
Footnote†	Dollar amounts displayed in 000's

Holdings [Text Block]

Security Type Breakdown (% of Net Asset Value)Footnote Reference*

U.S. Government Agencies	39.6%
U.S. Treasury Obligations	17.5%
Corporate Bonds & Notes	12.6%
Asset-Backed Securities	7.4%
Non-Agency Mortgage-Backed Securities	4.6%
Sovereign Issues	2.3%
Short-Term Instruments	33.5%
Affiliated Investments	13.6%
Financial Derivative Instruments	0.0%Footnote Reference^
Other Assets and Liabilities, Net	(31.1%)
Total	100.0%
Footnote	Description
Footnote^	Rounded value of investments is less than 0.1% of net assets.
Footnote*	% of Net Asset Value includes derivatives instruments, if any, valued at the value used for determining the Fund's net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.

Material Fund Change [Text Block]
C000026581
Shareholder Report [Line Items]
Fund Name	PIMCO Low Duration Fund
Class Name	Class R
Trading Symbol	PLDRX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the PIMCO Low Duration Fund (the "Fund") for the period of April 1, 2024 to March 31, 2025 (the "reporting period").
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.pimco.com/literature. You can also request this information by contacting us at 888.87.PIMCO (888.877.4626).
Additional Information Phone Number	888.87.PIMCO (888.877.4626)
Expenses [Text Block]

What were the Fund costs for the reporting period?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R	$110	1.07%

Expenses Paid, Amount	$ 110
Expense Ratio, Percent	1.07%
Factors Affecting Performance [Text Block]

How did the Fund perform during the reporting period and what affected its performance?

The following affected performance (on a gross basis) during the reporting period:

  Overweight exposure to U.S. duration, specifically the 2-year part of the curve, contributed to relative performance versus the ICE BofA 1-3 Year U.S. Treasury Index ("Index"), as interest rates fell.

  Overweight exposure to agency mortgage-backed securities contributed to relative performance versus the Index, as spreads tightened.

  Overweight exposure to select securitized credit, particularly collateralized loan obligations, contributed to relative performance versus the Index, as spreads tightened.

  Long exposure to U.K. duration, particularly on the 5-year part of the curve, detracted from relative performance versus the Index, as interest rates rose.

  There were no other material detractors for this Fund.

Performance Past Does Not Indicate Future [Text]	Performance quoted represents past performance. Past performance is not a guarantee or a reliable indicator of future results.
Line Graph [Table Text Block]
	Class R	Bloomberg U.S. Aggregate Index	ICE BofA 1-3 Year U.S. Treasury Index
3/31/15	$10,000	$10,000	$10,000
4/30/15	$9,992	$9,964	$10,005
5/31/15	$9,995	$9,940	$10,012
6/30/15	$9,981	$9,832	$10,015
7/31/15	$9,995	$9,900	$10,020
8/31/15	$9,945	$9,886	$10,016
9/30/15	$9,901	$9,953	$10,046
10/31/15	$9,954	$9,954	$10,036
11/30/15	$9,943	$9,928	$10,011
12/31/15	$9,938	$9,896	$10,002
1/31/16	$9,943	$10,032	$10,063
2/29/16	$9,886	$10,103	$10,074
3/31/16	$9,972	$10,196	$10,092
4/30/16	$10,004	$10,235	$10,096
5/31/16	$10,010	$10,238	$10,085
6/30/16	$10,028	$10,422	$10,145
7/31/16	$10,034	$10,488	$10,139
8/31/16	$10,048	$10,476	$10,123
9/30/16	$10,079	$10,470	$10,134
10/31/16	$10,080	$10,389	$10,128
11/30/16	$10,025	$10,144	$10,087
12/31/16	$10,069	$10,158	$10,090
1/31/17	$10,078	$10,178	$10,103
2/28/17	$10,100	$10,246	$10,113
3/31/17	$10,104	$10,241	$10,117
4/30/17	$10,126	$10,320	$10,131
5/31/17	$10,136	$10,399	$10,142
6/30/17	$10,135	$10,389	$10,134
7/31/17	$10,164	$10,434	$10,156
8/31/17	$10,203	$10,527	$10,175
9/30/17	$10,212	$10,477	$10,158
10/31/17	$10,199	$10,483	$10,152
11/30/17	$10,176	$10,470	$10,132
12/31/17	$10,194	$10,518	$10,133
1/31/18	$10,159	$10,397	$10,104
2/28/18	$10,157	$10,298	$10,100
3/31/18	$10,156	$10,364	$10,120
4/30/18	$10,126	$10,287	$10,104
5/31/18	$10,128	$10,360	$10,141
6/30/18	$10,121	$10,348	$10,142
7/31/18	$10,155	$10,350	$10,142
8/31/18	$10,137	$10,417	$10,174
9/30/18	$10,150	$10,350	$10,162
10/31/18	$10,152	$10,268	$10,177
11/30/18	$10,162	$10,329	$10,213
12/31/18	$10,186	$10,519	$10,293
1/31/19	$10,251	$10,631	$10,321
2/28/19	$10,286	$10,625	$10,332
3/31/19	$10,322	$10,829	$10,395
4/30/19	$10,349	$10,831	$10,416
5/31/19	$10,421	$11,024	$10,490
6/30/19	$10,472	$11,162	$10,544
7/31/19	$10,455	$11,187	$10,532
8/31/19	$10,553	$11,476	$10,617
9/30/19	$10,562	$11,415	$10,605
10/31/19	$10,580	$11,450	$10,640
11/30/19	$10,557	$11,444	$10,636
12/31/19	$10,579	$11,436	$10,659
1/31/20	$10,670	$11,656	$10,717
2/29/20	$10,717	$11,866	$10,810
3/31/20	$10,556	$11,796	$10,958
4/30/20	$10,680	$12,006	$10,963
5/31/20	$10,735	$12,062	$10,970
6/30/20	$10,789	$12,137	$10,973
7/31/20	$10,809	$12,319	$10,984
8/31/20	$10,838	$12,219	$10,981
9/30/20	$10,835	$12,213	$10,984
10/31/20	$10,832	$12,158	$10,980
11/30/20	$10,859	$12,277	$10,985
12/31/20	$10,875	$12,294	$10,990
1/31/21	$10,878	$12,206	$10,991
2/28/21	$10,880	$12,030	$10,983
3/31/21	$10,860	$11,880	$10,985
4/30/21	$10,862	$11,974	$10,990
5/31/21	$10,875	$12,013	$10,998
6/30/21	$10,844	$12,097	$10,981
7/31/21	$10,856	$12,232	$10,999
8/31/21	$10,835	$12,209	$10,998
9/30/21	$10,838	$12,103	$10,987
10/31/21	$10,786	$12,100	$10,954
11/30/21	$10,756	$12,136	$10,956
12/31/21	$10,737	$12,105	$10,929
1/31/22	$10,652	$11,844	$10,857
2/28/22	$10,579	$11,712	$10,817
3/31/22	$10,407	$11,386	$10,673
4/30/22	$10,315	$10,954	$10,622
5/31/22	$10,367	$11,025	$10,681
6/30/22	$10,245	$10,852	$10,619
7/31/22	$10,278	$11,117	$10,655
8/31/22	$10,215	$10,803	$10,578
9/30/22	$10,069	$10,336	$10,453
10/31/22	$10,000	$10,202	$10,443
11/30/22	$10,089	$10,578	$10,509
12/31/22	$10,121	$10,530	$10,530
1/31/23	$10,236	$10,854	$10,602
2/28/23	$10,130	$10,573	$10,526
3/31/23	$10,265	$10,842	$10,694
4/30/23	$10,282	$10,908	$10,721
5/31/23	$10,245	$10,789	$10,684
6/30/23	$10,198	$10,750	$10,632
7/31/23	$10,270	$10,743	$10,670
8/31/23	$10,311	$10,674	$10,712
9/30/23	$10,309	$10,403	$10,711
10/31/23	$10,337	$10,239	$10,748
11/30/23	$10,471	$10,702	$10,856
12/31/23	$10,596	$11,112	$10,978
1/31/24	$10,648	$11,082	$11,020
2/29/24	$10,608	$10,925	$10,975
3/31/24	$10,641	$11,026	$11,011
4/30/24	$10,591	$10,747	$10,975
5/31/24	$10,683	$10,930	$11,050
6/30/24	$10,737	$11,033	$11,114
7/31/24	$10,865	$11,291	$11,241
8/31/24	$10,947	$11,453	$11,342
9/30/24	$11,048	$11,606	$11,433
10/31/24	$10,963	$11,319	$11,366
11/30/24	$11,009	$11,438	$11,400
12/31/24	$11,042	$11,251	$11,427
1/31/25	$11,099	$11,311	$11,476
2/28/25	$11,177	$11,560	$11,555
3/31/25	$11,211	$11,564	$11,608

Average Annual Return [Table Text Block]
Class/Index Name	1 Year	5 Years	10 Years
Class R	5.36%	1.21%	1.15%
Bloomberg U.S. Aggregate Index	4.88%	(0.40%)	1.46%
ICE BofA 1-3 Year U.S. Treasury Index	5.43%	1.16%	1.50%

No Deduction of Taxes [Text Block]	Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
Performance Table Market Index Changed [Text Block]	Differences in the Fund’s performance versus an index and related attribution information with respect to particular categories of securities or individual positions may be attributable, in part, to differences in the pricing methodologies used by the Fund and the index.
Updated Performance Information Location [Text Block]	For performance current to the most recent month-end, visit www.pimco.com/literature or via 888.87.PIMCO (888.877.4626).
AssetsNet	$ 6,633,082,000
Holdings Count | Holding	1,339
Advisory Fees Paid, Amount	$ 14,852,000
InvestmentCompanyPortfolioTurnover	497.00%
Additional Fund Statistics [Text Block]

Key Fund StatisticsFootnote Reference† (as of the end of the reporting period)

Total Net Assets	$6,633,082
# of Portfolio Holdings	1,339
Portfolio Turnover Rate	497%
Total Net Advisory Fees Paid During the Reporting Period	$14,852
Footnote	Description
Footnote†	Dollar amounts displayed in 000's

Holdings [Text Block]

Security Type Breakdown (% of Net Asset Value)Footnote Reference*

U.S. Government Agencies	39.6%
U.S. Treasury Obligations	17.5%
Corporate Bonds & Notes	12.6%
Asset-Backed Securities	7.4%
Non-Agency Mortgage-Backed Securities	4.6%
Sovereign Issues	2.3%
Short-Term Instruments	33.5%
Affiliated Investments	13.6%
Financial Derivative Instruments	0.0%Footnote Reference^
Other Assets and Liabilities, Net	(31.1%)
Total	100.0%
Footnote	Description
Footnote^	Rounded value of investments is less than 0.1% of net assets.
Footnote*	% of Net Asset Value includes derivatives instruments, if any, valued at the value used for determining the Fund's net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.

Material Fund Change [Text Block]
C000026583
Shareholder Report [Line Items]
Fund Name	PIMCO Low Duration Fund II
Class Name	Administrative Class
Trading Symbol	PDFAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the PIMCO Low Duration Fund II (the "Fund") for the period of April 1, 2024 to March 31, 2025 (the "reporting period").
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.pimco.com/literature. You can also request this information by contacting us at 888.87.PIMCO (888.877.4626).
Additional Information Phone Number	888.87.PIMCO (888.877.4626)
Expenses [Text Block]

What were the Fund costs for the reporting period?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Administrative Class	$78	0.76%

Expenses Paid, Amount	$ 78
Expense Ratio, Percent	0.76%
Factors Affecting Performance [Text Block]

How did the Fund perform during the reporting period and what affected its performance?

The following affected performance (on a gross basis) during the reporting period:

  Overweight exposure to U.S. duration, specifically the 2-year part of the curve, contributed to relative performance versus the ICE BofA 1-3 Year U.S. Treasury Index ("Index"), as interest rates fell.

  Overweight exposure to agency mortgage-backed securities ("MBS") contributed to relative performance versus the Index, as spreads tightened.

  Overweight commercial MBS contributed to relative performance versus the Index, as short term commercial MBS had positive return.

  There were no material detractors for this Fund.

Performance Past Does Not Indicate Future [Text]	Performance quoted represents past performance. Past performance is not a guarantee or a reliable indicator of future results.
Line Graph [Table Text Block]
	Administrative Class	Bloomberg U.S. Aggregate Index	ICE BofA 1-3 Year U.S. Treasury Index
3/31/15	$1,000,000	$1,000,000	$1,000,000
4/30/15	$1,002,090	$996,412	$1,000,460
5/31/15	$1,001,700	$994,012	$1,001,200
6/30/15	$1,001,841	$983,174	$1,001,451
7/31/15	$1,002,343	$990,008	$1,001,971
8/31/15	$998,468	$988,586	$1,001,551
9/30/15	$995,399	$995,273	$1,004,585
10/31/15	$998,249	$995,439	$1,003,601
11/30/15	$997,911	$992,809	$1,001,132
12/31/15	$997,875	$989,601	$1,000,191
1/31/16	$998,399	$1,003,219	$1,006,282
2/29/16	$995,645	$1,010,335	$1,007,439
3/31/16	$1,004,057	$1,019,605	$1,009,192
4/30/16	$1,008,359	$1,023,519	$1,009,555
5/31/16	$1,009,041	$1,023,781	$1,008,485
6/30/16	$1,014,043	$1,042,177	$1,014,526
7/31/16	$1,015,918	$1,048,765	$1,013,948
8/31/16	$1,017,541	$1,047,566	$1,012,265
9/30/16	$1,021,035	$1,046,952	$1,013,439
10/31/16	$1,020,860	$1,038,944	$1,012,760
11/30/16	$1,013,788	$1,014,369	$1,008,739
12/31/16	$1,017,178	$1,015,800	$1,009,042
1/31/17	$1,018,897	$1,017,793	$1,010,313
2/28/17	$1,020,768	$1,024,634	$1,011,344
3/31/17	$1,021,833	$1,024,097	$1,011,667
4/30/17	$1,024,818	$1,032,000	$1,013,074
5/31/17	$1,026,711	$1,039,943	$1,014,249
6/30/17	$1,025,704	$1,038,896	$1,013,437
7/31/17	$1,028,695	$1,043,367	$1,015,596
8/31/17	$1,032,814	$1,052,726	$1,017,516
9/30/17	$1,031,704	$1,047,712	$1,015,847
10/31/17	$1,031,580	$1,048,319	$1,015,227
11/30/17	$1,030,446	$1,046,973	$1,013,176
12/31/17	$1,031,465	$1,051,778	$1,013,298
1/31/18	$1,027,223	$1,039,665	$1,010,390
2/28/18	$1,025,190	$1,029,809	$1,010,006
3/31/18	$1,026,582	$1,036,414	$1,011,985
4/30/18	$1,025,841	$1,028,705	$1,010,417
5/31/18	$1,029,527	$1,036,047	$1,014,075
6/30/18	$1,029,062	$1,034,773	$1,014,227
7/31/18	$1,030,641	$1,035,019	$1,014,176
8/31/18	$1,033,570	$1,041,679	$1,017,401
9/30/18	$1,032,051	$1,034,971	$1,016,201
10/31/18	$1,028,629	$1,026,792	$1,017,745
11/30/18	$1,030,756	$1,032,921	$1,021,277
12/31/18	$1,035,196	$1,051,898	$1,029,345
1/31/19	$1,041,195	$1,063,068	$1,032,114
2/28/19	$1,042,967	$1,062,452	$1,033,156
3/31/19	$1,049,553	$1,082,853	$1,039,469
4/30/19	$1,052,002	$1,083,130	$1,041,579
5/31/19	$1,059,178	$1,102,358	$1,048,974
6/30/19	$1,064,152	$1,116,201	$1,054,418
7/31/19	$1,063,151	$1,118,657	$1,053,174
8/31/19	$1,070,564	$1,147,643	$1,061,673
9/30/19	$1,069,259	$1,141,531	$1,060,495
10/31/19	$1,070,918	$1,144,969	$1,063,984
11/30/19	$1,069,409	$1,144,386	$1,063,643
12/31/19	$1,071,919	$1,143,588	$1,065,898
1/31/20	$1,078,816	$1,165,596	$1,071,665
2/29/20	$1,087,734	$1,186,575	$1,080,999
3/31/20	$1,081,835	$1,179,592	$1,095,830
4/30/20	$1,091,825	$1,200,561	$1,096,290
5/31/20	$1,097,229	$1,206,151	$1,097,003
6/30/20	$1,100,273	$1,213,749	$1,097,288
7/31/20	$1,103,205	$1,231,878	$1,098,397
8/31/20	$1,104,881	$1,221,935	$1,098,133
9/30/20	$1,104,376	$1,221,265	$1,098,429
10/31/20	$1,104,847	$1,215,812	$1,097,968
11/30/20	$1,105,187	$1,227,742	$1,098,473
12/31/20	$1,105,923	$1,229,433	$1,098,978
1/31/21	$1,106,084	$1,220,618	$1,099,143
2/28/21	$1,103,975	$1,202,992	$1,098,264
3/31/21	$1,101,746	$1,187,971	$1,098,473
4/30/21	$1,102,863	$1,197,356	$1,098,967
5/31/21	$1,103,979	$1,201,268	$1,099,802
6/30/21	$1,101,746	$1,209,708	$1,098,097
7/31/21	$1,103,979	$1,223,233	$1,099,920
8/31/21	$1,102,863	$1,220,905	$1,099,832
9/30/21	$1,100,630	$1,210,334	$1,098,732
10/31/21	$1,095,049	$1,210,000	$1,095,392
11/30/21	$1,093,933	$1,213,580	$1,095,601
12/31/21	$1,092,090	$1,210,475	$1,092,883
1/31/22	$1,084,273	$1,184,396	$1,085,725
2/28/22	$1,077,573	$1,171,183	$1,081,664
3/31/22	$1,059,707	$1,138,645	$1,067,267
4/30/22	$1,051,897	$1,095,436	$1,062,198
5/31/22	$1,055,805	$1,102,499	$1,068,072
6/30/22	$1,048,839	$1,085,203	$1,061,898
7/31/22	$1,052,168	$1,111,719	$1,065,456
8/31/22	$1,043,587	$1,080,306	$1,057,784
9/30/22	$1,029,710	$1,033,630	$1,045,324
10/31/22	$1,025,929	$1,020,242	$1,044,289
11/30/22	$1,035,011	$1,057,762	$1,050,858
12/31/22	$1,037,169	$1,052,991	$1,053,012
1/31/23	$1,046,666	$1,085,385	$1,060,225
2/28/23	$1,039,234	$1,057,322	$1,052,570
3/31/23	$1,052,839	$1,084,180	$1,069,359
4/30/23	$1,055,748	$1,090,751	$1,072,128
5/31/23	$1,052,206	$1,078,874	$1,068,429
6/30/23	$1,046,392	$1,075,027	$1,063,247
7/31/23	$1,050,620	$1,074,277	$1,067,033
8/31/23	$1,055,190	$1,067,415	$1,071,226
9/30/23	$1,053,988	$1,040,290	$1,071,130
10/31/23	$1,056,189	$1,023,873	$1,074,750
11/30/23	$1,068,965	$1,070,241	$1,085,648
12/31/23	$1,081,901	$1,111,209	$1,097,818
1/31/24	$1,087,596	$1,108,157	$1,102,045
2/29/24	$1,083,846	$1,092,501	$1,097,504
3/31/24	$1,087,393	$1,102,589	$1,101,071
4/30/24	$1,082,534	$1,074,739	$1,097,504
5/31/24	$1,091,020	$1,092,959	$1,105,044
6/30/24	$1,096,548	$1,103,307	$1,111,420
7/31/24	$1,108,462	$1,129,077	$1,124,134
8/31/24	$1,119,321	$1,145,301	$1,134,218
9/30/24	$1,127,358	$1,160,636	$1,143,337
10/31/24	$1,121,230	$1,131,854	$1,136,637
11/30/24	$1,124,806	$1,143,821	$1,139,967
12/31/24	$1,128,521	$1,125,101	$1,142,658
1/31/25	$1,133,123	$1,131,070	$1,147,594
2/28/25	$1,142,341	$1,155,956	$1,155,455
3/31/25	$1,145,558	$1,156,391	$1,160,839

Average Annual Return [Table Text Block]
Class/Index Name	1 Year	5 Years	10 Years
Administrative Class	5.35%	1.15%	1.37%
Bloomberg U.S. Aggregate Index	4.88%	(0.40%)	1.46%
ICE BofA 1-3 Year U.S. Treasury Index	5.43%	1.16%	1.50%

No Deduction of Taxes [Text Block]	Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
Performance Table Market Index Changed [Text Block]	Differences in the Fund’s performance versus an index and related attribution information with respect to particular categories of securities or individual positions may be attributable, in part, to differences in the pricing methodologies used by the Fund and the index.
Updated Performance Information Location [Text Block]	For performance current to the most recent month-end, visit www.pimco.com/literature or via 888.87.PIMCO (888.877.4626).
AssetsNet	$ 273,595,000
Holdings Count | Holding	329
Advisory Fees Paid, Amount	$ 733,000
InvestmentCompanyPortfolioTurnover	322.00%
Additional Fund Statistics [Text Block]

Key Fund StatisticsFootnote Reference† (as of the end of the reporting period)

Total Net Assets	$273,595
# of Portfolio Holdings	329
Portfolio Turnover Rate	322%
Total Net Advisory Fees Paid During the Reporting Period	$733
Footnote	Description
Footnote†	Dollar amounts displayed in 000's

Holdings [Text Block]

Security Type Breakdown (% of Net Asset Value)Footnote Reference*

U.S. Government Agencies	43.1%
U.S. Treasury Obligations	20.1%
Non-Agency Mortgage-Backed Securities	8.5%
Corporate Bonds & Notes	7.3%
Asset-Backed Securities	6.2%
Short-Term Instruments	19.2%
Affiliated Investments	15.5%
Financial Derivative Instruments	0.0%Footnote Reference^
Other Assets and Liabilities, Net	(19.9%)
Total	100.0%
Footnote	Description
Footnote^	Rounded value of investments is less than 0.1% of net assets.
Footnote*	% of Net Asset Value includes derivatives instruments, if any, valued at the value used for determining the Fund's net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.

Material Fund Change [Text Block]
C000026582
Shareholder Report [Line Items]
Fund Name	PIMCO Low Duration Fund II
Class Name	Institutional Class
Trading Symbol	PLDTX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the PIMCO Low Duration Fund II (the "Fund") for the period of April 1, 2024 to March 31, 2025 (the "reporting period").
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.pimco.com/literature. You can also request this information by contacting us at 888.87.PIMCO (888.877.4626).
Additional Information Phone Number	888.87.PIMCO (888.877.4626)
Expenses [Text Block]

What were the Fund costs for the reporting period?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Class	$52	0.51%

Expenses Paid, Amount	$ 52
Expense Ratio, Percent	0.51%
Factors Affecting Performance [Text Block]

How did the Fund perform during the reporting period and what affected its performance?

The following affected performance (on a gross basis) during the reporting period:

  Overweight exposure to U.S. duration, specifically the 2-year part of the curve, contributed to relative performance versus the ICE BofA 1-3 Year U.S. Treasury Index ("Index"), as interest rates fell.

  Overweight exposure to agency mortgage-backed securities ("MBS") contributed to relative performance versus the Index, as spreads tightened.

  Overweight commercial MBS contributed to relative performance versus the Index, as short term commercial MBS had positive return.

  There were no material detractors for this Fund.

Performance Past Does Not Indicate Future [Text]	Performance quoted represents past performance. Past performance is not a guarantee or a reliable indicator of future results.
Line Graph [Table Text Block]
	Institutional Class	Bloomberg U.S. Aggregate Index	ICE BofA 1-3 Year U.S. Treasury Index
3/31/15	$1,000,000	$1,000,000	$1,000,000
4/30/15	$1,002,320	$996,412	$1,000,460
5/31/15	$1,002,142	$994,012	$1,001,200
6/30/15	$1,002,488	$983,174	$1,001,451
7/31/15	$1,003,216	$990,008	$1,001,971
8/31/15	$999,537	$988,586	$1,001,551
9/30/15	$996,669	$995,273	$1,004,585
10/31/15	$999,741	$995,439	$1,003,601
11/30/15	$999,599	$992,809	$1,001,132
12/31/15	$999,795	$989,601	$1,000,191
1/31/16	$1,000,511	$1,003,219	$1,006,282
2/29/16	$997,949	$1,010,335	$1,007,439
3/31/16	$1,006,592	$1,019,605	$1,009,192
4/30/16	$1,011,117	$1,023,519	$1,009,555
5/31/16	$1,012,003	$1,023,781	$1,008,485
6/30/16	$1,017,227	$1,042,177	$1,014,526
7/31/16	$1,019,325	$1,048,765	$1,013,948
8/31/16	$1,021,169	$1,047,566	$1,012,265
9/30/16	$1,024,900	$1,046,952	$1,013,439
10/31/16	$1,024,929	$1,038,944	$1,012,760
11/30/16	$1,018,038	$1,014,369	$1,008,739
12/31/16	$1,021,672	$1,015,800	$1,009,042
1/31/17	$1,023,600	$1,017,793	$1,010,313
2/28/17	$1,025,676	$1,024,634	$1,011,344
3/31/17	$1,026,978	$1,024,097	$1,011,667
4/30/17	$1,030,175	$1,032,000	$1,013,074
5/31/17	$1,032,298	$1,039,943	$1,014,249
6/30/17	$1,031,511	$1,038,896	$1,013,437
7/31/17	$1,034,724	$1,043,367	$1,015,596
8/31/17	$1,039,088	$1,052,726	$1,017,516
9/30/17	$1,038,191	$1,047,712	$1,015,847
10/31/17	$1,038,280	$1,048,319	$1,015,227
11/30/17	$1,037,351	$1,046,973	$1,013,176
12/31/17	$1,038,604	$1,051,778	$1,013,298
1/31/18	$1,034,546	$1,039,665	$1,010,390
2/28/18	$1,032,696	$1,029,809	$1,010,006
3/31/18	$1,034,325	$1,036,414	$1,011,985
4/30/18	$1,033,784	$1,028,705	$1,010,417
5/31/18	$1,037,718	$1,036,047	$1,014,075
6/30/18	$1,037,470	$1,034,773	$1,014,227
7/31/18	$1,039,274	$1,035,019	$1,014,176
8/31/18	$1,042,471	$1,041,679	$1,017,401
9/30/18	$1,041,130	$1,034,971	$1,016,201
10/31/18	$1,037,898	$1,026,792	$1,017,745
11/30/18	$1,040,272	$1,032,921	$1,021,277
12/31/18	$1,044,967	$1,051,898	$1,029,345
1/31/19	$1,051,238	$1,063,068	$1,032,114
2/28/19	$1,053,229	$1,062,452	$1,033,156
3/31/19	$1,060,103	$1,082,853	$1,039,469
4/30/19	$1,062,793	$1,083,130	$1,041,579
5/31/19	$1,070,275	$1,102,358	$1,048,974
6/30/19	$1,075,506	$1,116,201	$1,054,418
7/31/19	$1,074,722	$1,118,657	$1,053,174
8/31/19	$1,082,459	$1,147,643	$1,061,673
9/30/19	$1,081,346	$1,141,531	$1,060,495
10/31/19	$1,083,252	$1,144,969	$1,063,984
11/30/19	$1,081,955	$1,144,386	$1,063,643
12/31/19	$1,084,723	$1,143,588	$1,065,898
1/31/20	$1,091,940	$1,165,596	$1,071,665
2/29/20	$1,101,175	$1,186,575	$1,080,999
3/31/20	$1,095,428	$1,179,592	$1,095,830
4/30/20	$1,105,769	$1,200,561	$1,096,290
5/31/20	$1,111,478	$1,206,151	$1,097,003
6/30/20	$1,114,790	$1,213,749	$1,097,288
7/31/20	$1,118,013	$1,231,878	$1,098,397
8/31/20	$1,119,933	$1,221,935	$1,098,133
9/30/20	$1,119,651	$1,221,265	$1,098,429
10/31/20	$1,120,374	$1,215,812	$1,097,968
11/30/20	$1,120,941	$1,227,742	$1,098,473
12/31/20	$1,121,950	$1,229,433	$1,098,978
1/31/21	$1,122,328	$1,220,618	$1,099,143
2/28/21	$1,120,403	$1,202,992	$1,098,264
3/31/21	$1,118,362	$1,187,971	$1,098,473
4/30/21	$1,119,698	$1,197,356	$1,098,967
5/31/21	$1,120,980	$1,201,268	$1,099,802
6/30/21	$1,118,845	$1,209,708	$1,098,097
7/31/21	$1,121,213	$1,223,233	$1,099,920
8/31/21	$1,120,166	$1,220,905	$1,099,832
9/30/21	$1,119,195	$1,210,334	$1,098,732
10/31/21	$1,113,692	$1,210,000	$1,095,392
11/30/21	$1,111,608	$1,213,580	$1,095,601
12/31/21	$1,110,017	$1,210,475	$1,092,883
1/31/22	$1,102,246	$1,184,396	$1,085,725
2/28/22	$1,095,721	$1,171,183	$1,081,664
3/31/22	$1,077,932	$1,138,645	$1,067,267
4/30/22	$1,070,568	$1,095,436	$1,062,198
5/31/22	$1,074,764	$1,102,499	$1,068,072
6/30/22	$1,067,893	$1,085,203	$1,061,898
7/31/22	$1,071,509	$1,111,719	$1,065,456
8/31/22	$1,062,997	$1,080,306	$1,057,784
9/30/22	$1,049,093	$1,033,630	$1,045,324
10/31/22	$1,045,448	$1,020,242	$1,044,289
11/30/22	$1,054,919	$1,057,762	$1,050,858
12/31/22	$1,057,357	$1,052,991	$1,053,012
1/31/23	$1,067,249	$1,085,385	$1,060,225
2/28/23	$1,059,873	$1,057,322	$1,052,570
3/31/23	$1,073,990	$1,084,180	$1,069,359
4/30/23	$1,077,163	$1,090,751	$1,072,128
5/31/23	$1,073,776	$1,078,874	$1,068,429
6/30/23	$1,068,077	$1,075,027	$1,063,247
7/31/23	$1,072,604	$1,074,277	$1,067,033
8/31/23	$1,077,497	$1,067,415	$1,071,226
9/30/23	$1,076,497	$1,040,290	$1,071,130
10/31/23	$1,078,966	$1,023,873	$1,074,750
11/30/23	$1,092,239	$1,070,241	$1,085,648
12/31/23	$1,105,697	$1,111,209	$1,097,818
1/31/24	$1,111,743	$1,108,157	$1,102,045
2/29/24	$1,108,129	$1,092,501	$1,097,504
3/31/24	$1,111,990	$1,102,589	$1,101,071
4/30/24	$1,107,248	$1,074,739	$1,097,504
5/31/24	$1,116,179	$1,092,959	$1,105,044
6/30/24	$1,122,049	$1,103,307	$1,111,420
7/31/24	$1,134,478	$1,129,077	$1,124,134
8/31/24	$1,145,850	$1,145,301	$1,134,218
9/30/24	$1,154,297	$1,160,636	$1,143,337
10/31/24	$1,148,266	$1,131,854	$1,136,637
11/30/24	$1,152,172	$1,143,821	$1,139,967
12/31/24	$1,156,222	$1,125,101	$1,142,658
1/31/25	$1,161,189	$1,131,070	$1,147,594
2/28/25	$1,170,858	$1,155,956	$1,155,455
3/31/25	$1,174,388	$1,156,391	$1,160,839

Average Annual Return [Table Text Block]
Class/Index Name	1 Year	5 Years	10 Years
Institutional Class	5.61%	1.40%	1.62%
Bloomberg U.S. Aggregate Index	4.88%	(0.40%)	1.46%
ICE BofA 1-3 Year U.S. Treasury Index	5.43%	1.16%	1.50%

No Deduction of Taxes [Text Block]	Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
Performance Table Market Index Changed [Text Block]	Differences in the Fund’s performance versus an index and related attribution information with respect to particular categories of securities or individual positions may be attributable, in part, to differences in the pricing methodologies used by the Fund and the index.
Updated Performance Information Location [Text Block]	For performance current to the most recent month-end, visit www.pimco.com/literature or via 888.87.PIMCO (888.877.4626).
AssetsNet	$ 273,595,000
Holdings Count | Holding	329
Advisory Fees Paid, Amount	$ 733,000
InvestmentCompanyPortfolioTurnover	322.00%
Additional Fund Statistics [Text Block]

Key Fund StatisticsFootnote Reference† (as of the end of the reporting period)

Total Net Assets	$273,595
# of Portfolio Holdings	329
Portfolio Turnover Rate	322%
Total Net Advisory Fees Paid During the Reporting Period	$733
Footnote	Description
Footnote†	Dollar amounts displayed in 000's

Holdings [Text Block]

Security Type Breakdown (% of Net Asset Value)Footnote Reference*

U.S. Government Agencies	43.1%
U.S. Treasury Obligations	20.1%
Non-Agency Mortgage-Backed Securities	8.5%
Corporate Bonds & Notes	7.3%
Asset-Backed Securities	6.2%
Short-Term Instruments	19.2%
Affiliated Investments	15.5%
Financial Derivative Instruments	0.0%Footnote Reference^
Other Assets and Liabilities, Net	(19.9%)
Total	100.0%
Footnote	Description
Footnote^	Rounded value of investments is less than 0.1% of net assets.
Footnote*	% of Net Asset Value includes derivatives instruments, if any, valued at the value used for determining the Fund's net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.

Material Fund Change [Text Block]
C000026608
Shareholder Report [Line Items]
Fund Name	PIMCO Real Return Fund
Class Name	Class A
Trading Symbol	PRTNX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the PIMCO Real Return Fund (the "Fund") for the period of April 1, 2024 to March 31, 2025 (the "reporting period").
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.pimco.com/literature. You can also request this information by contacting us at 888.87.PIMCO (888.877.4626).
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	888.87.PIMCO (888.877.4626)
Expenses [Text Block]

What were the Fund costs for the reporting period?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$98	0.95%

Expenses Paid, Amount	$ 98
Expense Ratio, Percent	0.95%
Factors Affecting Performance [Text Block]

How did the Fund perform during the reporting period and what affected its performance?

The following affected performance (on a gross basis) during the reporting period:

  Eurozone interest rate strategies, including short exposure to duration and exposure to swap spreads, contributed to relative performance versus the Bloomberg U.S. TIPS Index ("Index"), as eurozone rates rose, while swaps spreads tightened.

  U.S. yield curve positioning, specifically overweight exposure to intermediate maturities relative to underweight exposure to long-term maturities, contributed to relative performance versus the Index, as the U.S. yield curve steepened.

  Overweight exposure to intermediate U.S. breakeven inflation contributed to relative performance versus the Index, as intermediate U.S. breakeven inflation rose.

  Exposure to securitized assets, including non-agency residential mortgage-backed securities and collateralized loan obligations, contributed to relative performance versus the Index, as spreads broadly tightened across these sectors.

  Long exposure to U.K. duration detracted from relative performance versus the Index, as U.K. interest rates broadly moved higher.

  There were no other material detractors for this Fund.

Performance Past Does Not Indicate Future [Text]	Performance quoted represents past performance. Past performance is not a guarantee or a reliable indicator of future results.
Line Graph [Table Text Block]
	Class A (including sales charge)	Bloomberg U.S. Aggregate Index	Bloomberg U.S. TIPS Index
3/31/15	$9,625	$10,000	$10,000
4/30/15	$9,664	$9,964	$10,074
5/31/15	$9,555	$9,940	$9,991
6/30/15	$9,454	$9,832	$9,894
7/31/15	$9,528	$9,900	$9,914
8/31/15	$9,384	$9,886	$9,838
9/30/15	$9,274	$9,953	$9,780
10/31/15	$9,339	$9,954	$9,805
11/30/15	$9,299	$9,928	$9,795
12/31/15	$9,188	$9,896	$9,718
1/31/16	$9,297	$10,032	$9,862
2/29/16	$9,318	$10,103	$9,972
3/31/16	$9,558	$10,196	$10,151
4/30/16	$9,606	$10,235	$10,186
5/31/16	$9,522	$10,238	$10,114
6/30/16	$9,728	$10,422	$10,324
7/31/16	$9,811	$10,488	$10,414
8/31/16	$9,780	$10,476	$10,367
9/30/16	$9,854	$10,470	$10,424
10/31/16	$9,814	$10,389	$10,382
11/30/16	$9,617	$10,144	$10,183
12/31/16	$9,613	$10,158	$10,173
1/31/17	$9,723	$10,178	$10,259
2/28/17	$9,770	$10,246	$10,307
3/31/17	$9,784	$10,241	$10,301
4/30/17	$9,838	$10,320	$10,362
5/31/17	$9,831	$10,399	$10,358
6/30/17	$9,745	$10,389	$10,260
7/31/17	$9,790	$10,434	$10,305
8/31/17	$9,888	$10,527	$10,415
9/30/17	$9,830	$10,477	$10,348
10/31/17	$9,849	$10,483	$10,370
11/30/17	$9,855	$10,470	$10,384
12/31/17	$9,950	$10,518	$10,479
1/31/18	$9,864	$10,397	$10,389
2/28/18	$9,760	$10,298	$10,288
3/31/18	$9,840	$10,364	$10,396
4/30/18	$9,836	$10,287	$10,390
5/31/18	$9,840	$10,360	$10,434
6/30/18	$9,906	$10,348	$10,476
7/31/18	$9,871	$10,350	$10,426
8/31/18	$9,904	$10,417	$10,501
9/30/18	$9,816	$10,350	$10,390
10/31/18	$9,655	$10,268	$10,242
11/30/18	$9,690	$10,329	$10,290
12/31/18	$9,715	$10,519	$10,347
1/31/19	$9,885	$10,631	$10,486
2/28/19	$9,870	$10,625	$10,484
3/31/19	$10,049	$10,829	$10,677
4/30/19	$10,081	$10,831	$10,713
5/31/19	$10,248	$11,024	$10,890
6/30/19	$10,310	$11,162	$10,983
7/31/19	$10,343	$11,187	$11,022
8/31/19	$10,525	$11,476	$11,284
9/30/19	$10,416	$11,415	$11,131
10/31/19	$10,420	$11,450	$11,159
11/30/19	$10,445	$11,444	$11,176
12/31/19	$10,501	$11,436	$11,219
1/31/20	$10,730	$11,656	$11,454
2/29/20	$10,818	$11,866	$11,613
3/31/20	$10,571	$11,796	$11,409
4/30/20	$10,905	$12,006	$11,726
5/31/20	$10,984	$12,062	$11,761
6/30/20	$11,130	$12,137	$11,892
7/31/20	$11,417	$12,319	$12,166
8/31/20	$11,543	$12,219	$12,299
9/30/20	$11,501	$12,213	$12,253
10/31/20	$11,428	$12,158	$12,174
11/30/20	$11,579	$12,277	$12,311
12/31/20	$11,723	$12,294	$12,452
1/31/21	$11,785	$12,206	$12,493
2/28/21	$11,579	$12,030	$12,292
3/31/21	$11,556	$11,880	$12,269
4/30/21	$11,733	$11,974	$12,440
5/31/21	$11,861	$12,013	$12,591
6/30/21	$11,916	$12,097	$12,667
7/31/21	$12,213	$12,232	$13,005
8/31/21	$12,187	$12,209	$12,982
9/30/21	$12,093	$12,103	$12,889
10/31/21	$12,172	$12,100	$13,035
11/30/21	$12,269	$12,136	$13,152
12/31/21	$12,339	$12,105	$13,194
1/31/22	$12,042	$11,844	$12,927
2/28/22	$12,121	$11,712	$13,037
3/31/22	$11,953	$11,386	$12,795
4/30/22	$11,702	$10,954	$12,533
5/31/22	$11,572	$11,025	$12,409
6/30/22	$11,174	$10,852	$12,016
7/31/22	$11,668	$11,117	$12,539
8/31/22	$11,348	$10,803	$12,206
9/30/22	$10,558	$10,336	$11,398
10/31/22	$10,722	$10,202	$11,540
11/30/22	$10,910	$10,578	$11,750
12/31/22	$10,832	$10,530	$11,631
1/31/23	$11,020	$10,854	$11,844
2/28/23	$10,862	$10,573	$11,681
3/31/23	$11,146	$10,842	$12,019
4/30/23	$11,160	$10,908	$12,032
5/31/23	$11,004	$10,789	$11,888
6/30/23	$10,979	$10,750	$11,848
7/31/23	$11,008	$10,743	$11,863
8/31/23	$10,906	$10,674	$11,757
9/30/23	$10,714	$10,403	$11,540
10/31/23	$10,624	$10,239	$11,457
11/30/23	$10,919	$10,702	$11,767
12/31/23	$11,192	$11,112	$12,084
1/31/24	$11,241	$11,082	$12,105
2/29/24	$11,134	$10,925	$11,975
3/31/24	$11,218	$11,026	$12,074
4/30/24	$11,027	$10,747	$11,870
5/31/24	$11,235	$10,930	$12,074
6/30/24	$11,309	$11,033	$12,169
7/31/24	$11,531	$11,291	$12,386
8/31/24	$11,620	$11,453	$12,483
9/30/24	$11,784	$11,606	$12,670
10/31/24	$11,552	$11,319	$12,443
11/30/24	$11,627	$11,438	$12,503
12/31/24	$11,436	$11,251	$12,306
1/31/25	$11,601	$11,311	$12,465
2/28/25	$11,870	$11,560	$12,736
3/31/25	$11,963	$11,564	$12,818

Average Annual Return [Table Text Block]
Class/Index Name	1 Year	5 Years	10 Years
Class A (excluding sales charge)	6.64%	2.50%	2.20%
Class A (including sales charge)	2.64%	1.72%	1.81%
Bloomberg U.S. Aggregate Index	4.88%	(0.40%)	1.46%
Bloomberg U.S. TIPS Index	6.17%	2.36%	2.51%

No Deduction of Taxes [Text Block]	Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
Performance Table Market Index Changed [Text Block]	Differences in the Fund’s performance versus an index and related attribution information with respect to particular categories of securities or individual positions may be attributable, in part, to differences in the pricing methodologies used by the Fund and the index.
Updated Performance Information Location [Text Block]	For performance current to the most recent month-end, visit www.pimco.com/literature or via 888.87.PIMCO (888.877.4626).
AssetsNet	$ 7,684,588,000
Holdings Count | Holding	1,305
Advisory Fees Paid, Amount	$ 19,202,000
InvestmentCompanyPortfolioTurnover	227.00%
Additional Fund Statistics [Text Block]

Key Fund StatisticsFootnote Reference† (as of the end of the reporting period)

Total Net Assets	$7,684,588
# of Portfolio Holdings	1,305
Portfolio Turnover Rate	227%
Total Net Advisory Fees Paid During the Reporting Period	$19,202
Footnote	Description
Footnote†	Dollar amounts displayed in 000's

Holdings [Text Block]

Security Type Breakdown (% of Net Asset Value)Footnote Reference*

U.S. Treasury Obligations	89.4%
U.S. Government Agencies	14.9%
Asset-Backed Securities	8.4%
Sovereign Issues	8.1%
Non-Agency Mortgage-Backed Securities	1.3%
Corporate Bonds & Notes	0.3%
Other Investments	0.1%
Short-Term Instruments	0.2%
Affiliated Investments	0.2%
Financial Derivative Instruments	(0.1%)
Other Assets and Liabilities, Net	(22.8%)
Total	100.0%
Footnote	Description
Footnote*	% of Net Asset Value includes derivatives instruments, if any, valued at the value used for determining the Fund's net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes and planned changes of the Fund since the beginning of the reporting period. For more information, you may refer to the Fund's next prospectus, which we expect to be available by July 31, 2025 or upon request at 888.87.PIMCO (888.877.4626).

Changes to Total Annual Fund Operating Expenses. Annual fund operating expenses increased during the year by 0.05% as a result of higher expenses related to interest.

Material Fund Change Expenses [Text Block]	Changes to Total Annual Fund Operating Expenses. Annual fund operating expenses increased during the year by 0.05% as a result of higher expenses related to interest.
Summary of Change Legend [Text Block]

This is a summary of certain changes and planned changes of the Fund since the beginning of the reporting period. For more information, you may refer to the Fund's next prospectus, which we expect to be available by July 31, 2025 or upon request at 888.87.PIMCO (888.877.4626).

C000026607
Shareholder Report [Line Items]
Fund Name	PIMCO Real Return Fund
Class Name	Administrative Class
Trading Symbol	PARRX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the PIMCO Real Return Fund (the "Fund") for the period of April 1, 2024 to March 31, 2025 (the "reporting period").
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.pimco.com/literature. You can also request this information by contacting us at 888.87.PIMCO (888.877.4626).
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	888.87.PIMCO (888.877.4626)
Expenses [Text Block]

What were the Fund costs for the reporting period?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Administrative Class	$83	0.80%

Expenses Paid, Amount	$ 83
Expense Ratio, Percent	0.80%
Factors Affecting Performance [Text Block]

How did the Fund perform during the reporting period and what affected its performance?

The following affected performance (on a gross basis) during the reporting period:

  Eurozone interest rate strategies, including short exposure to duration and exposure to swap spreads, contributed to relative performance versus the Bloomberg U.S. TIPS Index ("Index"), as eurozone rates rose, while swaps spreads tightened.

  U.S. yield curve positioning, specifically overweight exposure to intermediate maturities relative to underweight exposure to long-term maturities, contributed to relative performance versus the Index, as the U.S. yield curve steepened.

  Overweight exposure to intermediate U.S. breakeven inflation contributed to relative performance versus the Index, as intermediate U.S. breakeven inflation rose.

  Exposure to securitized assets, including non-agency residential mortgage-backed securities and collateralized loan obligations, contributed to relative performance versus the Index, as spreads broadly tightened across these sectors.

  Long exposure to U.K. duration detracted from relative performance versus the Index, as U.K. interest rates broadly moved higher.

  There were no other material detractors for this Fund.

Performance Past Does Not Indicate Future [Text]	Performance quoted represents past performance. Past performance is not a guarantee or a reliable indicator of future results.
Line Graph [Table Text Block]
	Administrative Class	Bloomberg U.S. Aggregate Index	Bloomberg U.S. TIPS Index
3/31/15	$1,000,000	$1,000,000	$1,000,000
4/30/15	$1,004,153	$996,412	$1,007,358
5/31/15	$992,924	$994,012	$999,089
6/30/15	$982,586	$983,174	$989,363
7/31/15	$990,407	$990,008	$991,398
8/31/15	$975,507	$988,586	$983,840
9/30/15	$964,236	$995,273	$978,028
10/31/15	$971,139	$995,439	$980,501
11/30/15	$967,097	$992,809	$979,546
12/31/15	$955,719	$989,601	$971,787
1/31/16	$967,106	$1,003,219	$986,217
2/29/16	$969,421	$1,010,335	$997,187
3/31/16	$994,534	$1,019,605	$1,015,106
4/30/16	$999,636	$1,023,519	$1,018,620
5/31/16	$991,055	$1,023,781	$1,011,416
6/30/16	$1,012,560	$1,042,177	$1,032,440
7/31/16	$1,021,331	$1,048,765	$1,041,390
8/31/16	$1,018,242	$1,047,566	$1,036,719
9/30/16	$1,026,127	$1,046,952	$1,042,394
10/31/16	$1,022,085	$1,038,944	$1,038,223
11/30/16	$1,001,685	$1,014,369	$1,018,300
12/31/16	$1,001,392	$1,015,800	$1,017,300
1/31/17	$1,012,917	$1,017,793	$1,025,852
2/28/17	$1,018,011	$1,024,634	$1,030,684
3/31/17	$1,019,538	$1,024,097	$1,030,132
4/30/17	$1,025,314	$1,032,000	$1,036,226
5/31/17	$1,024,672	$1,039,943	$1,035,781
6/30/17	$1,015,919	$1,038,896	$1,025,961
7/31/17	$1,020,638	$1,043,367	$1,030,532
8/31/17	$1,031,027	$1,052,726	$1,041,497
9/30/17	$1,025,083	$1,047,712	$1,034,823
10/31/17	$1,027,244	$1,048,319	$1,037,037
11/30/17	$1,027,987	$1,046,973	$1,038,383
12/31/17	$1,038,057	$1,051,778	$1,047,889
1/31/18	$1,029,222	$1,039,665	$1,038,904
2/28/18	$1,018,461	$1,029,809	$1,028,807
3/31/18	$1,026,905	$1,036,414	$1,039,614
4/30/18	$1,026,621	$1,028,705	$1,039,018
5/31/18	$1,027,174	$1,036,047	$1,043,447
6/30/18	$1,034,151	$1,034,773	$1,047,633
7/31/18	$1,030,614	$1,035,019	$1,042,593
8/31/18	$1,034,272	$1,041,679	$1,050,102
9/30/18	$1,025,190	$1,034,971	$1,039,044
10/31/18	$1,008,510	$1,026,792	$1,024,151
11/30/18	$1,012,316	$1,032,921	$1,029,044
12/31/18	$1,015,047	$1,051,898	$1,034,667
1/31/19	$1,032,894	$1,063,068	$1,048,586
2/28/19	$1,031,485	$1,062,452	$1,048,450
3/31/19	$1,050,343	$1,082,853	$1,067,721
4/30/19	$1,053,790	$1,083,130	$1,071,271
5/31/19	$1,071,406	$1,102,358	$1,088,971
6/30/19	$1,077,980	$1,116,201	$1,098,308
7/31/19	$1,081,526	$1,118,657	$1,102,211
8/31/19	$1,100,702	$1,147,643	$1,128,442
9/30/19	$1,089,458	$1,141,531	$1,113,082
10/31/19	$1,090,000	$1,144,969	$1,115,928
11/30/19	$1,092,744	$1,144,386	$1,117,630
12/31/19	$1,098,768	$1,143,588	$1,121,867
1/31/20	$1,122,860	$1,165,596	$1,145,423
2/29/20	$1,132,222	$1,186,575	$1,161,276
3/31/20	$1,106,544	$1,179,592	$1,140,859
4/30/20	$1,141,549	$1,200,561	$1,172,593
5/31/20	$1,150,042	$1,206,151	$1,176,117
6/30/20	$1,165,404	$1,213,749	$1,189,245
7/31/20	$1,195,609	$1,231,878	$1,216,571
8/31/20	$1,209,022	$1,221,935	$1,229,861
9/30/20	$1,204,744	$1,221,265	$1,225,326
10/31/20	$1,197,212	$1,215,812	$1,217,412
11/30/20	$1,213,209	$1,227,742	$1,231,063
12/31/20	$1,228,513	$1,229,433	$1,245,186
1/31/21	$1,235,135	$1,220,618	$1,249,304
2/28/21	$1,213,720	$1,202,992	$1,229,179
3/31/21	$1,211,375	$1,187,971	$1,226,855
4/30/21	$1,230,094	$1,197,356	$1,244,024
5/31/21	$1,243,756	$1,201,268	$1,259,091
6/30/21	$1,249,579	$1,209,708	$1,266,717
7/31/21	$1,280,910	$1,223,233	$1,300,475
8/31/21	$1,278,423	$1,220,905	$1,298,188
9/30/21	$1,268,642	$1,210,334	$1,288,906
10/31/21	$1,277,094	$1,210,000	$1,303,532
11/30/21	$1,287,413	$1,213,580	$1,315,189
12/31/21	$1,294,979	$1,210,475	$1,319,351
1/31/22	$1,263,911	$1,184,396	$1,292,667
2/28/22	$1,272,407	$1,171,183	$1,303,707
3/31/22	$1,254,943	$1,138,645	$1,279,468
4/30/22	$1,228,699	$1,095,436	$1,253,318
5/31/22	$1,215,206	$1,102,499	$1,240,883
6/30/22	$1,173,595	$1,085,203	$1,201,616
7/31/22	$1,225,551	$1,111,719	$1,253,928
8/31/22	$1,192,093	$1,080,306	$1,220,580
9/30/22	$1,109,317	$1,033,630	$1,139,803
10/31/22	$1,126,686	$1,020,242	$1,153,964
11/30/22	$1,146,557	$1,057,762	$1,175,039
12/31/22	$1,138,457	$1,052,991	$1,163,065
1/31/23	$1,158,427	$1,085,385	$1,184,372
2/28/23	$1,141,898	$1,057,322	$1,168,130
3/31/23	$1,171,893	$1,084,180	$1,201,894
4/30/23	$1,173,583	$1,090,751	$1,203,212
5/31/23	$1,157,318	$1,078,874	$1,188,819
6/30/23	$1,154,864	$1,075,027	$1,184,814
7/31/23	$1,157,999	$1,074,277	$1,186,301
8/31/23	$1,147,366	$1,067,415	$1,175,707
9/30/23	$1,127,402	$1,040,290	$1,154,005
10/31/23	$1,118,022	$1,023,873	$1,145,656
11/30/23	$1,149,201	$1,070,241	$1,176,694
12/31/23	$1,178,100	$1,111,209	$1,208,370
1/31/24	$1,183,427	$1,108,157	$1,210,515
2/29/24	$1,172,279	$1,092,501	$1,197,508
3/31/24	$1,181,293	$1,102,589	$1,207,363
4/30/24	$1,161,351	$1,074,739	$1,187,004
5/31/24	$1,183,341	$1,092,959	$1,207,395
6/30/24	$1,191,332	$1,103,307	$1,216,871
7/31/24	$1,214,840	$1,129,077	$1,238,574
8/31/24	$1,224,369	$1,145,301	$1,248,291
9/30/24	$1,241,782	$1,160,636	$1,267,030
10/31/24	$1,217,542	$1,131,854	$1,244,299
11/30/24	$1,225,522	$1,143,821	$1,250,329
12/31/24	$1,205,544	$1,125,101	$1,230,558
1/31/25	$1,223,164	$1,131,070	$1,246,472
2/28/25	$1,251,606	$1,155,956	$1,273,649
3/31/25	$1,261,582	$1,156,391	$1,281,815

Average Annual Return [Table Text Block]
Class/Index Name	1 Year	5 Years	10 Years
Administrative Class	6.80%	2.66%	2.35%
Bloomberg U.S. Aggregate Index	4.88%	(0.40%)	1.46%
Bloomberg U.S. TIPS Index	6.17%	2.36%	2.51%

No Deduction of Taxes [Text Block]	Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
Performance Table Market Index Changed [Text Block]	Differences in the Fund’s performance versus an index and related attribution information with respect to particular categories of securities or individual positions may be attributable, in part, to differences in the pricing methodologies used by the Fund and the index.
Updated Performance Information Location [Text Block]	For performance current to the most recent month-end, visit www.pimco.com/literature or via 888.87.PIMCO (888.877.4626).
AssetsNet	$ 7,684,588,000
Holdings Count | Holding	1,305
Advisory Fees Paid, Amount	$ 19,202,000
InvestmentCompanyPortfolioTurnover	227.00%
Additional Fund Statistics [Text Block]

Key Fund StatisticsFootnote Reference† (as of the end of the reporting period)

Total Net Assets	$7,684,588
# of Portfolio Holdings	1,305
Portfolio Turnover Rate	227%
Total Net Advisory Fees Paid During the Reporting Period	$19,202
Footnote	Description
Footnote†	Dollar amounts displayed in 000's

Holdings [Text Block]

Security Type Breakdown (% of Net Asset Value)Footnote Reference*

U.S. Treasury Obligations	89.4%
U.S. Government Agencies	14.9%
Asset-Backed Securities	8.4%
Sovereign Issues	8.1%
Non-Agency Mortgage-Backed Securities	1.3%
Corporate Bonds & Notes	0.3%
Other Investments	0.1%
Short-Term Instruments	0.2%
Affiliated Investments	0.2%
Financial Derivative Instruments	(0.1%)
Other Assets and Liabilities, Net	(22.8%)
Total	100.0%
Footnote	Description
Footnote*	% of Net Asset Value includes derivatives instruments, if any, valued at the value used for determining the Fund's net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes and planned changes of the Fund since the beginning of the reporting period. For more information, you may refer to the Fund's next prospectus, which we expect to be available by July 31, 2025 or upon request at 888.87.PIMCO (888.877.4626).

Changes to Total Annual Fund Operating Expenses. Annual fund operating expenses increased during the year by 0.05% as a result of higher expenses related to interest.

Material Fund Change Expenses [Text Block]	Changes to Total Annual Fund Operating Expenses. Annual fund operating expenses increased during the year by 0.05% as a result of higher expenses related to interest.
Summary of Change Legend [Text Block]

This is a summary of certain changes and planned changes of the Fund since the beginning of the reporting period. For more information, you may refer to the Fund's next prospectus, which we expect to be available by July 31, 2025 or upon request at 888.87.PIMCO (888.877.4626).

C000026610
Shareholder Report [Line Items]
Fund Name	PIMCO Real Return Fund
Class Name	Class C
Trading Symbol	PRTCX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the PIMCO Real Return Fund (the "Fund") for the period of April 1, 2024 to March 31, 2025 (the "reporting period").
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.pimco.com/literature. You can also request this information by contacting us at 888.87.PIMCO (888.877.4626).
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	888.87.PIMCO (888.877.4626)
Expenses [Text Block]

What were the Fund costs for the reporting period?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$149	1.45%

Expenses Paid, Amount	$ 149
Expense Ratio, Percent	1.45%
Factors Affecting Performance [Text Block]

How did the Fund perform during the reporting period and what affected its performance?

The following affected performance (on a gross basis) during the reporting period:

  Eurozone interest rate strategies, including short exposure to duration and exposure to swap spreads, contributed to relative performance versus the Bloomberg U.S. TIPS Index ("Index"), as eurozone rates rose, while swaps spreads tightened.

  U.S. yield curve positioning, specifically overweight exposure to intermediate maturities relative to underweight exposure to long-term maturities, contributed to relative performance versus the Index, as the U.S. yield curve steepened.

  Overweight exposure to intermediate U.S. breakeven inflation contributed to relative performance versus the Index, as intermediate U.S. breakeven inflation rose.

  Exposure to securitized assets, including non-agency residential mortgage-backed securities and collateralized loan obligations, contributed to relative performance versus the Index, as spreads broadly tightened across these sectors.

  Long exposure to U.K. duration detracted from relative performance versus the Index, as U.K. interest rates broadly moved higher.

  There were no other material detractors for this Fund.

Performance Past Does Not Indicate Future [Text]	Performance quoted represents past performance. Past performance is not a guarantee or a reliable indicator of future results.
Line Graph [Table Text Block]
	Class C (excluding sales charge)	Bloomberg U.S. Aggregate Index	Bloomberg U.S. TIPS Index
3/31/15	$10,000	$10,000	$10,000
4/30/15	$10,036	$9,964	$10,074
5/31/15	$9,919	$9,940	$9,991
6/30/15	$9,810	$9,832	$9,894
7/31/15	$9,882	$9,900	$9,914
8/31/15	$9,729	$9,886	$9,838
9/30/15	$9,611	$9,953	$9,780
10/31/15	$9,675	$9,954	$9,805
11/30/15	$9,629	$9,928	$9,795
12/31/15	$9,510	$9,896	$9,718
1/31/16	$9,619	$10,032	$9,862
2/29/16	$9,637	$10,103	$9,972
3/31/16	$9,881	$10,196	$10,151
4/30/16	$9,926	$10,235	$10,186
5/31/16	$9,836	$10,238	$10,114
6/30/16	$10,044	$10,422	$10,324
7/31/16	$10,126	$10,488	$10,414
8/31/16	$10,089	$10,476	$10,367
9/30/16	$10,162	$10,470	$10,424
10/31/16	$10,117	$10,389	$10,382
11/30/16	$9,909	$10,144	$10,183
12/31/16	$9,901	$10,158	$10,173
1/31/17	$10,009	$10,178	$10,259
2/28/17	$10,055	$10,246	$10,307
3/31/17	$10,064	$10,241	$10,301
4/30/17	$10,116	$10,320	$10,362
5/31/17	$10,104	$10,399	$10,358
6/30/17	$10,012	$10,389	$10,260
7/31/17	$10,053	$10,434	$10,305
8/31/17	$10,150	$10,527	$10,415
9/30/17	$10,086	$10,477	$10,348
10/31/17	$10,102	$10,483	$10,370
11/30/17	$10,104	$10,470	$10,384
12/31/17	$10,197	$10,518	$10,479
1/31/18	$10,105	$10,397	$10,389
2/28/18	$9,994	$10,298	$10,288
3/31/18	$10,071	$10,364	$10,396
4/30/18	$10,063	$10,287	$10,390
5/31/18	$10,063	$10,360	$10,434
6/30/18	$10,126	$10,348	$10,476
7/31/18	$10,086	$10,350	$10,426
8/31/18	$10,116	$10,417	$10,501
9/30/18	$10,022	$10,350	$10,390
10/31/18	$9,853	$10,268	$10,242
11/30/18	$9,885	$10,329	$10,290
12/31/18	$9,906	$10,519	$10,347
1/31/19	$10,075	$10,631	$10,486
2/28/19	$10,056	$10,625	$10,484
3/31/19	$10,235	$10,829	$10,677
4/30/19	$10,263	$10,831	$10,713
5/31/19	$10,429	$11,024	$10,890
6/30/19	$10,487	$11,162	$10,983
7/31/19	$10,516	$11,187	$11,022
8/31/19	$10,697	$11,476	$11,284
9/30/19	$10,582	$11,415	$11,131
10/31/19	$10,582	$11,450	$11,159
11/30/19	$10,602	$11,444	$11,176
12/31/19	$10,654	$11,436	$11,219
1/31/20	$10,882	$11,656	$11,454
2/29/20	$10,967	$11,866	$11,613
3/31/20	$10,713	$11,796	$11,409
4/30/20	$11,046	$12,006	$11,726
5/31/20	$11,122	$12,062	$11,761
6/30/20	$11,264	$12,137	$11,892
7/31/20	$11,550	$12,319	$12,166
8/31/20	$11,673	$12,219	$12,299
9/30/20	$11,626	$12,213	$12,253
10/31/20	$11,546	$12,158	$12,174
11/30/20	$11,695	$12,277	$12,311
12/31/20	$11,840	$12,294	$12,452
1/31/21	$11,898	$12,206	$12,493
2/28/21	$11,685	$12,030	$12,292
3/31/21	$11,650	$11,880	$12,269
4/30/21	$11,823	$11,974	$12,440
5/31/21	$11,948	$12,013	$12,591
6/30/21	$11,998	$12,097	$12,667
7/31/21	$12,292	$12,232	$13,005
8/31/21	$12,261	$12,209	$12,982
9/30/21	$12,161	$12,103	$12,889
10/31/21	$12,236	$12,100	$13,035
11/30/21	$12,328	$12,136	$13,152
12/31/21	$12,393	$12,105	$13,194
1/31/22	$12,090	$11,844	$12,927
2/28/22	$12,165	$11,712	$13,037
3/31/22	$11,991	$11,386	$12,795
4/30/22	$11,734	$10,954	$12,533
5/31/22	$11,599	$11,025	$12,409
6/30/22	$11,196	$10,852	$12,016
7/31/22	$11,685	$11,117	$12,539
8/31/22	$11,360	$10,803	$12,206
9/30/22	$10,565	$10,336	$11,398
10/31/22	$10,725	$10,202	$11,540
11/30/22	$10,908	$10,578	$11,750
12/31/22	$10,825	$10,530	$11,631
1/31/23	$11,009	$10,854	$11,844
2/28/23	$10,846	$10,573	$11,681
3/31/23	$11,125	$10,842	$12,019
4/30/23	$11,135	$10,908	$12,032
5/31/23	$10,975	$10,789	$11,888
6/30/23	$10,945	$10,750	$11,848
7/31/23	$10,969	$10,743	$11,863
8/31/23	$10,863	$10,674	$11,757
9/30/23	$10,668	$10,403	$11,540
10/31/23	$10,573	$10,239	$11,457
11/30/23	$10,862	$10,702	$11,767
12/31/23	$11,129	$11,112	$12,084
1/31/24	$11,174	$11,082	$12,105
2/29/24	$11,063	$10,925	$11,975
3/31/24	$11,142	$11,026	$12,074
4/30/24	$10,948	$10,747	$11,870
5/31/24	$11,148	$10,930	$12,074
6/30/24	$11,218	$11,033	$12,169
7/31/24	$11,433	$11,291	$12,386
8/31/24	$11,516	$11,453	$12,483
9/30/24	$11,674	$11,606	$12,670
10/31/24	$11,440	$11,319	$12,443
11/30/24	$11,508	$11,438	$12,503
12/31/24	$11,315	$11,251	$12,306
1/31/25	$11,473	$11,311	$12,465
2/28/25	$11,734	$11,560	$12,736
3/31/25	$11,822	$11,564	$12,818

Average Annual Return [Table Text Block]
Class/Index Name	1 Year	5 Years	10 Years
Class C (excluding sales charge)	6.11%	1.99%	1.69%
Class C (including sales charge)	5.11%	1.99%	1.69%
Bloomberg U.S. Aggregate Index	4.88%	(0.40%)	1.46%
Bloomberg U.S. TIPS Index	6.17%	2.36%	2.51%

No Deduction of Taxes [Text Block]	Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
Performance Table Market Index Changed [Text Block]	Differences in the Fund’s performance versus an index and related attribution information with respect to particular categories of securities or individual positions may be attributable, in part, to differences in the pricing methodologies used by the Fund and the index.
Updated Performance Information Location [Text Block]	For performance current to the most recent month-end, visit www.pimco.com/literature or via 888.87.PIMCO (888.877.4626).
AssetsNet	$ 7,684,588,000
Holdings Count | Holding	1,305
Advisory Fees Paid, Amount	$ 19,202,000
InvestmentCompanyPortfolioTurnover	227.00%
Additional Fund Statistics [Text Block]

Key Fund StatisticsFootnote Reference† (as of the end of the reporting period)

Total Net Assets	$7,684,588
# of Portfolio Holdings	1,305
Portfolio Turnover Rate	227%
Total Net Advisory Fees Paid During the Reporting Period	$19,202
Footnote	Description
Footnote†	Dollar amounts displayed in 000's

Holdings [Text Block]

Security Type Breakdown (% of Net Asset Value)Footnote Reference*

U.S. Treasury Obligations	89.4%
U.S. Government Agencies	14.9%
Asset-Backed Securities	8.4%
Sovereign Issues	8.1%
Non-Agency Mortgage-Backed Securities	1.3%
Corporate Bonds & Notes	0.3%
Other Investments	0.1%
Short-Term Instruments	0.2%
Affiliated Investments	0.2%
Financial Derivative Instruments	(0.1%)
Other Assets and Liabilities, Net	(22.8%)
Total	100.0%
Footnote	Description
Footnote*	% of Net Asset Value includes derivatives instruments, if any, valued at the value used for determining the Fund's net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes and planned changes of the Fund since the beginning of the reporting period. For more information, you may refer to the Fund's next prospectus, which we expect to be available by July 31, 2025 or upon request at 888.87.PIMCO (888.877.4626).

Changes to Total Annual Fund Operating Expenses. Annual fund operating expenses increased during the year by 0.05% as a result of higher expenses related to interest.

Material Fund Change Expenses [Text Block]	Changes to Total Annual Fund Operating Expenses. Annual fund operating expenses increased during the year by 0.05% as a result of higher expenses related to interest.
Summary of Change Legend [Text Block]

This is a summary of certain changes and planned changes of the Fund since the beginning of the reporting period. For more information, you may refer to the Fund's next prospectus, which we expect to be available by July 31, 2025 or upon request at 888.87.PIMCO (888.877.4626).

C000200446
Shareholder Report [Line Items]
Fund Name	PIMCO Real Return Fund
Class Name	I-3
Trading Symbol	PRNPX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the PIMCO Real Return Fund (the "Fund") for the period of April 1, 2024 to March 31, 2025 (the "reporting period").
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.pimco.com/literature. You can also request this information by contacting us at 888.87.PIMCO (888.877.4626).
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	888.87.PIMCO (888.877.4626)
Expenses [Text Block]

What were the Fund costs for the reporting period?

(based on a hypothetical $10,000 investment)
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
I-3	$72	0.70%

Expenses Paid, Amount	$ 72
Expense Ratio, Percent	0.70%
Factors Affecting Performance [Text Block]

How did the Fund perform during the reporting period and what affected its performance?

The following affected performance (on a gross basis) during the reporting period:

  Eurozone interest rate strategies, including short exposure to duration and exposure to swap spreads, contributed to relative performance versus the Bloomberg U.S. TIPS Index ("Index"), as eurozone rates rose, while swaps spreads tightened.

  U.S. yield curve positioning, specifically overweight exposure to intermediate maturities relative to underweight exposure to long-term maturities, contributed to relative performance versus the Index, as the U.S. yield curve steepened.

  Overweight exposure to intermediate U.S. breakeven inflation contributed to relative performance versus the Index, as intermediate U.S. breakeven inflation rose.

  Exposure to securitized assets, including non-agency residential mortgage-backed securities and collateralized loan obligations, contributed to relative performance versus the Index, as spreads broadly tightened across these sectors.

  Long exposure to U.K. duration detracted from relative performance versus the Index, as U.K. interest rates broadly moved higher.

  There were no other material detractors for this Fund.

Performance Past Does Not Indicate Future [Text]	Performance quoted represents past performance. Past performance is not a guarantee or a reliable indicator of future results.
Line Graph [Table Text Block]
	I-3	Bloomberg U.S. Aggregate Index	Bloomberg U.S. TIPS Index
3/31/15	$1,000,000	$1,000,000	$1,000,000
4/30/15	$1,004,235	$996,412	$1,007,358
5/31/15	$993,103	$994,012	$999,089
6/30/15	$982,842	$983,174	$989,363
7/31/15	$990,763	$990,008	$991,398
8/31/15	$975,927	$988,586	$983,840
9/30/15	$964,731	$995,273	$978,028
10/31/15	$971,725	$995,439	$980,501
11/30/15	$967,753	$992,809	$979,546
12/31/15	$956,467	$989,601	$971,787
1/31/16	$967,925	$1,003,219	$986,217
2/29/16	$970,317	$1,010,335	$997,187
3/31/16	$995,537	$1,019,605	$1,015,106
4/30/16	$1,000,732	$1,023,519	$1,018,620
5/31/16	$992,221	$1,023,781	$1,011,416
6/30/16	$1,013,833	$1,042,177	$1,032,440
7/31/16	$1,022,703	$1,048,765	$1,041,390
8/31/16	$1,019,697	$1,047,566	$1,036,719
9/30/16	$1,027,693	$1,046,952	$1,042,394
10/31/16	$1,023,718	$1,038,944	$1,038,223
11/30/16	$1,003,369	$1,014,369	$1,018,300
12/31/16	$1,003,175	$1,015,800	$1,017,300
1/31/17	$1,014,792	$1,017,793	$1,025,852
2/28/17	$1,019,973	$1,024,634	$1,030,684
3/31/17	$1,021,603	$1,024,097	$1,030,132
4/30/17	$1,027,462	$1,032,000	$1,036,226
5/31/17	$1,026,905	$1,039,943	$1,035,781
6/30/17	$1,018,231	$1,038,896	$1,025,961
7/31/17	$1,023,034	$1,043,367	$1,030,532
8/31/17	$1,033,535	$1,052,726	$1,041,497
9/30/17	$1,027,669	$1,047,712	$1,034,823
10/31/17	$1,029,915	$1,048,319	$1,037,037
11/30/17	$1,030,745	$1,046,973	$1,038,383
12/31/17	$1,040,937	$1,051,778	$1,047,889
1/31/18	$1,032,159	$1,039,665	$1,038,904
2/28/18	$1,021,447	$1,029,809	$1,028,807
3/31/18	$1,030,009	$1,036,414	$1,039,614
4/30/18	$1,029,809	$1,028,705	$1,039,018
5/31/18	$1,030,436	$1,036,047	$1,043,447
6/30/18	$1,037,540	$1,034,773	$1,047,633
7/31/18	$1,034,094	$1,035,019	$1,042,593
8/31/18	$1,037,849	$1,041,679	$1,050,102
9/30/18	$1,028,817	$1,034,971	$1,039,044
10/31/18	$1,012,162	$1,026,792	$1,024,151
11/30/18	$1,016,085	$1,032,921	$1,029,044
12/31/18	$1,018,916	$1,051,898	$1,034,667
1/31/19	$1,036,916	$1,063,068	$1,048,586
2/28/19	$1,035,581	$1,062,452	$1,048,450
3/31/19	$1,054,603	$1,082,853	$1,067,721
4/30/19	$1,058,112	$1,083,130	$1,071,271
5/31/19	$1,075,892	$1,102,358	$1,088,971
6/30/19	$1,082,541	$1,116,201	$1,098,308
7/31/19	$1,086,191	$1,118,657	$1,102,211
8/31/19	$1,105,535	$1,147,643	$1,128,442
9/30/19	$1,094,324	$1,141,531	$1,113,082
10/31/19	$1,094,962	$1,144,969	$1,115,928
11/30/19	$1,097,813	$1,144,386	$1,117,630
12/31/19	$1,103,958	$1,143,588	$1,121,867
1/31/20	$1,128,264	$1,165,596	$1,145,423
2/29/20	$1,137,758	$1,186,575	$1,161,276
3/31/20	$1,112,045	$1,179,592	$1,140,859
4/30/20	$1,147,321	$1,200,561	$1,172,593
5/31/20	$1,155,954	$1,206,151	$1,176,117
6/30/20	$1,171,496	$1,213,749	$1,189,245
7/31/20	$1,201,965	$1,231,878	$1,216,571
8/31/20	$1,215,545	$1,221,935	$1,229,861
9/30/20	$1,211,343	$1,221,265	$1,225,326
10/31/20	$1,203,869	$1,215,812	$1,217,412
11/30/20	$1,220,049	$1,227,742	$1,231,063
12/31/20	$1,235,552	$1,229,433	$1,245,186
1/31/21	$1,242,308	$1,220,618	$1,249,304
2/28/21	$1,220,862	$1,202,992	$1,229,179
3/31/21	$1,218,604	$1,187,971	$1,226,855
4/30/21	$1,237,542	$1,197,356	$1,244,024
5/31/21	$1,251,385	$1,201,268	$1,259,091
6/30/21	$1,257,345	$1,209,708	$1,266,717
7/31/21	$1,288,982	$1,223,233	$1,300,475
8/31/21	$1,286,585	$1,220,905	$1,298,188
9/30/21	$1,276,861	$1,210,334	$1,288,906
10/31/21	$1,285,486	$1,210,000	$1,303,532
11/30/21	$1,295,980	$1,213,580	$1,315,189
12/31/21	$1,303,715	$1,210,475	$1,319,351
1/31/22	$1,272,537	$1,184,396	$1,292,667
2/28/22	$1,281,186	$1,171,183	$1,303,707
3/31/22	$1,263,710	$1,138,645	$1,279,468
4/30/22	$1,237,389	$1,095,436	$1,253,318
5/31/22	$1,223,898	$1,102,499	$1,240,883
6/30/22	$1,182,089	$1,085,203	$1,201,616
7/31/22	$1,234,522	$1,111,719	$1,253,928
8/31/22	$1,200,922	$1,080,306	$1,220,580
9/30/22	$1,117,636	$1,033,630	$1,139,803
10/31/22	$1,135,224	$1,020,242	$1,153,964
11/30/22	$1,155,339	$1,057,762	$1,175,039
12/31/22	$1,147,281	$1,052,991	$1,163,065
1/31/23	$1,167,498	$1,085,385	$1,184,372
2/28/23	$1,150,928	$1,057,322	$1,168,130
3/31/23	$1,181,265	$1,084,180	$1,201,894
4/30/23	$1,183,059	$1,090,751	$1,203,212
5/31/23	$1,166,762	$1,078,874	$1,188,819
6/30/23	$1,164,390	$1,075,027	$1,184,814
7/31/23	$1,167,643	$1,074,277	$1,186,301
8/31/23	$1,157,017	$1,067,415	$1,175,707
9/30/23	$1,136,980	$1,040,290	$1,154,005
10/31/23	$1,127,612	$1,023,873	$1,145,656
11/30/23	$1,159,157	$1,070,241	$1,176,694
12/31/23	$1,188,408	$1,111,209	$1,208,370
1/31/24	$1,193,878	$1,108,157	$1,210,515
2/29/24	$1,182,716	$1,092,501	$1,197,508
3/31/24	$1,191,911	$1,102,589	$1,207,363
4/30/24	$1,171,887	$1,074,739	$1,187,004
5/31/24	$1,194,183	$1,092,959	$1,207,395
6/30/24	$1,202,339	$1,103,307	$1,216,871
7/31/24	$1,226,167	$1,129,077	$1,238,574
8/31/24	$1,235,894	$1,145,301	$1,248,291
9/30/24	$1,253,567	$1,160,636	$1,267,030
10/31/24	$1,229,201	$1,131,854	$1,244,299
11/30/24	$1,237,361	$1,143,821	$1,250,329
12/31/24	$1,217,294	$1,125,101	$1,230,558
1/31/25	$1,235,195	$1,131,070	$1,246,472
2/28/25	$1,264,011	$1,155,956	$1,273,649
3/31/25	$1,274,186	$1,156,391	$1,281,815

Average Annual Return [Table Text Block]
Class/Index Name	1 Year	5 Years	10 Years
I-3	6.90%	2.76%	2.45%
Bloomberg U.S. Aggregate Index	4.88%	(0.40%)	1.46%
Bloomberg U.S. TIPS Index	6.17%	2.36%	2.51%

No Deduction of Taxes [Text Block]	Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
Performance Table Market Index Changed [Text Block]	Differences in the Fund’s performance versus an index and related attribution information with respect to particular categories of securities or individual positions may be attributable, in part, to differences in the pricing methodologies used by the Fund and the index.
Updated Performance Information Location [Text Block]	For performance current to the most recent month-end, visit www.pimco.com/literature or via 888.87.PIMCO (888.877.4626).
AssetsNet	$ 7,684,588,000
Holdings Count | Holding	1,305
Advisory Fees Paid, Amount	$ 19,202,000
InvestmentCompanyPortfolioTurnover	227.00%
Additional Fund Statistics [Text Block]

Key Fund StatisticsFootnote Reference† (as of the end of the reporting period)

Total Net Assets	$7,684,588
# of Portfolio Holdings	1,305
Portfolio Turnover Rate	227%
Total Net Advisory Fees Paid During the Reporting Period	$19,202
Footnote	Description
Footnote†	Dollar amounts displayed in 000's

Holdings [Text Block]

Security Type Breakdown (% of Net Asset Value)Footnote Reference*

U.S. Treasury Obligations	89.4%
U.S. Government Agencies	14.9%
Asset-Backed Securities	8.4%
Sovereign Issues	8.1%
Non-Agency Mortgage-Backed Securities	1.3%
Corporate Bonds & Notes	0.3%
Other Investments	0.1%
Short-Term Instruments	0.2%
Affiliated Investments	0.2%
Financial Derivative Instruments	(0.1%)
Other Assets and Liabilities, Net	(22.8%)
Total	100.0%
Footnote	Description
Footnote*	% of Net Asset Value includes derivatives instruments, if any, valued at the value used for determining the Fund's net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes and planned changes of the Fund since the beginning of the reporting period. For more information, you may refer to the Fund's next prospectus, which we expect to be available by July 31, 2025 or upon request at 888.87.PIMCO (888.877.4626).

Changes to Total Annual Fund Operating Expenses. Annual fund operating expenses increased during the year by 0.05% as a result of higher expenses related to interest.

Material Fund Change Expenses [Text Block]	Changes to Total Annual Fund Operating Expenses. Annual fund operating expenses increased during the year by 0.05% as a result of higher expenses related to interest.
Summary of Change Legend [Text Block]

This is a summary of certain changes and planned changes of the Fund since the beginning of the reporting period. For more information, you may refer to the Fund's next prospectus, which we expect to be available by July 31, 2025 or upon request at 888.87.PIMCO (888.877.4626).

C000026606
Shareholder Report [Line Items]
Fund Name	PIMCO Real Return Fund
Class Name	Institutional Class
Trading Symbol	PRRIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the PIMCO Real Return Fund (the "Fund") for the period of April 1, 2024 to March 31, 2025 (the "reporting period").
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.pimco.com/literature. You can also request this information by contacting us at 888.87.PIMCO (888.877.4626).
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	888.87.PIMCO (888.877.4626)
Expenses [Text Block]

What were the Fund costs for the reporting period?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Class	$57	0.55%

Expenses Paid, Amount	$ 57
Expense Ratio, Percent	0.55%
Factors Affecting Performance [Text Block]

How did the Fund perform during the reporting period and what affected its performance?

The following affected performance (on a gross basis) during the reporting period:

  Eurozone interest rate strategies, including short exposure to duration and exposure to swap spreads, contributed to relative performance versus the Bloomberg U.S. TIPS Index ("Index"), as eurozone rates rose, while swaps spreads tightened.

  U.S. yield curve positioning, specifically overweight exposure to intermediate maturities relative to underweight exposure to long-term maturities, contributed to relative performance versus the Index, as the U.S. yield curve steepened.

  Overweight exposure to intermediate U.S. breakeven inflation contributed to relative performance versus the Index, as intermediate U.S. breakeven inflation rose.

  Exposure to securitized assets, including non-agency residential mortgage-backed securities and collateralized loan obligations, contributed to relative performance versus the Index, as spreads broadly tightened across these sectors.

  Long exposure to U.K. duration detracted from relative performance versus the Index, as U.K. interest rates broadly moved higher.

  There were no other material detractors for this Fund.

Performance Past Does Not Indicate Future [Text]	Performance quoted represents past performance. Past performance is not a guarantee or a reliable indicator of future results.
Line Graph [Table Text Block]
	Institutional Class	Bloomberg U.S. Aggregate Index	Bloomberg U.S. TIPS Index
3/31/15	$1,000,000	$1,000,000	$1,000,000
4/30/15	$1,004,359	$996,412	$1,007,358
5/31/15	$993,352	$994,012	$999,089
6/30/15	$983,210	$983,174	$989,363
7/31/15	$991,259	$990,008	$991,398
8/31/15	$976,541	$988,586	$983,840
9/30/15	$965,457	$995,273	$978,028
10/31/15	$972,581	$995,439	$980,501
11/30/15	$968,724	$992,809	$979,546
12/31/15	$957,549	$989,601	$971,787
1/31/16	$969,141	$1,003,219	$986,217
2/29/16	$971,651	$1,010,335	$997,187
3/31/16	$997,030	$1,019,605	$1,015,106
4/30/16	$1,002,355	$1,023,519	$1,018,620
5/31/16	$993,957	$1,023,781	$1,011,416
6/30/16	$1,015,731	$1,042,177	$1,032,440
7/31/16	$1,024,747	$1,048,765	$1,041,390
8/31/16	$1,021,865	$1,047,566	$1,036,719
9/30/16	$1,030,003	$1,046,952	$1,042,394
10/31/16	$1,026,150	$1,038,944	$1,038,223
11/30/16	$1,005,877	$1,014,369	$1,018,300
12/31/16	$1,005,809	$1,015,800	$1,017,300
1/31/17	$1,017,586	$1,017,793	$1,025,852
2/28/17	$1,022,898	$1,024,634	$1,030,684
3/31/17	$1,024,662	$1,024,097	$1,030,132
4/30/17	$1,030,665	$1,032,000	$1,036,226
5/31/17	$1,030,237	$1,039,943	$1,035,781
6/30/17	$1,021,661	$1,038,896	$1,025,961
7/31/17	$1,026,611	$1,043,367	$1,030,532
8/31/17	$1,037,280	$1,052,726	$1,041,497
9/30/17	$1,031,521	$1,047,712	$1,034,823
10/31/17	$1,033,907	$1,048,319	$1,037,037
11/30/17	$1,034,867	$1,046,973	$1,038,383
12/31/17	$1,045,232	$1,051,778	$1,047,889
1/31/18	$1,036,551	$1,039,665	$1,038,904
2/28/18	$1,025,911	$1,029,809	$1,028,807
3/31/18	$1,034,642	$1,036,414	$1,039,614
4/30/18	$1,034,561	$1,028,705	$1,039,018
5/31/18	$1,035,337	$1,036,047	$1,043,447
6/30/18	$1,042,588	$1,034,773	$1,047,633
7/31/18	$1,039,236	$1,035,019	$1,042,593
8/31/18	$1,043,167	$1,041,679	$1,050,102
9/30/18	$1,034,199	$1,034,971	$1,039,044
10/31/18	$1,017,585	$1,026,792	$1,024,151
11/30/18	$1,021,653	$1,032,921	$1,029,044
12/31/18	$1,024,626	$1,051,898	$1,034,667
1/31/19	$1,042,854	$1,063,068	$1,048,586
2/28/19	$1,041,631	$1,062,452	$1,048,450
3/31/19	$1,060,898	$1,082,853	$1,067,721
4/30/19	$1,064,596	$1,083,130	$1,071,271
5/31/19	$1,082,626	$1,102,358	$1,088,971
6/30/19	$1,089,476	$1,116,201	$1,098,308
7/31/19	$1,093,290	$1,118,657	$1,102,211
8/31/19	$1,112,925	$1,147,643	$1,128,442
9/30/19	$1,101,767	$1,141,531	$1,113,082
10/31/19	$1,102,549	$1,144,969	$1,115,928
11/30/19	$1,105,559	$1,144,386	$1,117,630
12/31/19	$1,111,888	$1,143,588	$1,121,867
1/31/20	$1,136,513	$1,165,596	$1,145,423
2/29/20	$1,146,207	$1,186,575	$1,161,276
3/31/20	$1,120,439	$1,179,592	$1,140,859
4/30/20	$1,156,121	$1,200,561	$1,172,593
5/31/20	$1,164,968	$1,206,151	$1,176,117
6/30/20	$1,180,770	$1,213,749	$1,189,245
7/31/20	$1,211,644	$1,231,878	$1,216,571
8/31/20	$1,225,476	$1,221,935	$1,229,861
9/30/20	$1,221,390	$1,221,265	$1,225,326
10/31/20	$1,214,014	$1,215,812	$1,217,412
11/30/20	$1,230,477	$1,227,742	$1,231,063
12/31/20	$1,246,285	$1,229,433	$1,245,186
1/31/21	$1,253,241	$1,220,618	$1,249,304
2/28/21	$1,231,750	$1,202,992	$1,229,179
3/31/21	$1,229,630	$1,187,971	$1,226,855
4/30/21	$1,248,901	$1,197,356	$1,244,024
5/31/21	$1,263,019	$1,201,268	$1,259,091
6/30/21	$1,269,190	$1,209,708	$1,266,717
7/31/21	$1,301,292	$1,223,233	$1,300,475
8/31/21	$1,299,030	$1,220,905	$1,298,188
9/30/21	$1,289,371	$1,210,334	$1,288,906
10/31/21	$1,298,242	$1,210,000	$1,303,532
11/30/21	$1,309,001	$1,213,580	$1,315,189
12/31/21	$1,316,990	$1,210,475	$1,319,351
1/31/22	$1,285,649	$1,184,396	$1,292,667
2/28/22	$1,294,533	$1,171,183	$1,303,707
3/31/22	$1,277,039	$1,138,645	$1,279,468
4/30/22	$1,250,599	$1,095,436	$1,253,318
5/31/22	$1,237,117	$1,102,499	$1,240,883
6/30/22	$1,195,006	$1,085,203	$1,201,616
7/31/22	$1,248,165	$1,111,719	$1,253,928
8/31/22	$1,214,349	$1,080,306	$1,220,580
9/30/22	$1,130,288	$1,033,630	$1,139,803
10/31/22	$1,148,212	$1,020,242	$1,153,964
11/30/22	$1,168,699	$1,057,762	$1,175,039
12/31/22	$1,160,707	$1,052,991	$1,163,065
1/31/23	$1,181,301	$1,085,385	$1,184,372
2/28/23	$1,164,671	$1,057,322	$1,168,130
3/31/23	$1,195,530	$1,084,180	$1,201,894
4/30/23	$1,197,482	$1,090,751	$1,203,212
5/31/23	$1,181,138	$1,078,874	$1,188,819
6/30/23	$1,178,891	$1,075,027	$1,184,814
7/31/23	$1,182,325	$1,074,277	$1,186,301
8/31/23	$1,171,715	$1,067,415	$1,175,707
9/30/23	$1,151,571	$1,040,290	$1,154,005
10/31/23	$1,142,223	$1,023,873	$1,145,656
11/30/23	$1,174,315	$1,070,241	$1,176,694
12/31/23	$1,204,106	$1,111,209	$1,208,370
1/31/24	$1,209,796	$1,108,157	$1,210,515
2/29/24	$1,198,637	$1,092,501	$1,197,508
3/31/24	$1,208,109	$1,102,589	$1,207,363
4/30/24	$1,187,959	$1,074,739	$1,187,004
5/31/24	$1,210,724	$1,092,959	$1,207,395
6/30/24	$1,219,134	$1,103,307	$1,216,871
7/31/24	$1,243,452	$1,129,077	$1,238,574
8/31/24	$1,253,488	$1,145,301	$1,248,291
9/30/24	$1,271,558	$1,160,636	$1,267,030
10/31/24	$1,247,004	$1,131,854	$1,244,299
11/30/24	$1,255,441	$1,143,821	$1,250,329
12/31/24	$1,235,240	$1,125,101	$1,230,558
1/31/25	$1,253,567	$1,131,070	$1,246,472
2/28/25	$1,282,958	$1,155,956	$1,273,649
3/31/25	$1,293,437	$1,156,391	$1,281,815

Average Annual Return [Table Text Block]
Class/Index Name	1 Year	5 Years	10 Years
Institutional Class	7.06%	2.91%	2.61%
Bloomberg U.S. Aggregate Index	4.88%	(0.40%)	1.46%
Bloomberg U.S. TIPS Index	6.17%	2.36%	2.51%

No Deduction of Taxes [Text Block]	Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
Performance Table Market Index Changed [Text Block]	Differences in the Fund’s performance versus an index and related attribution information with respect to particular categories of securities or individual positions may be attributable, in part, to differences in the pricing methodologies used by the Fund and the index.
Updated Performance Information Location [Text Block]	For performance current to the most recent month-end, visit www.pimco.com/literature or via 888.87.PIMCO (888.877.4626).
AssetsNet	$ 7,684,588,000
Holdings Count | Holding	1,305
Advisory Fees Paid, Amount	$ 19,202,000
InvestmentCompanyPortfolioTurnover	227.00%
Additional Fund Statistics [Text Block]

Key Fund StatisticsFootnote Reference† (as of the end of the reporting period)

Total Net Assets	$7,684,588
# of Portfolio Holdings	1,305
Portfolio Turnover Rate	227%
Total Net Advisory Fees Paid During the Reporting Period	$19,202
Footnote	Description
Footnote†	Dollar amounts displayed in 000's

Holdings [Text Block]

Security Type Breakdown (% of Net Asset Value)Footnote Reference*

U.S. Treasury Obligations	89.4%
U.S. Government Agencies	14.9%
Asset-Backed Securities	8.4%
Sovereign Issues	8.1%
Non-Agency Mortgage-Backed Securities	1.3%
Corporate Bonds & Notes	0.3%
Other Investments	0.1%
Short-Term Instruments	0.2%
Affiliated Investments	0.2%
Financial Derivative Instruments	(0.1%)
Other Assets and Liabilities, Net	(22.8%)
Total	100.0%
Footnote	Description
Footnote*	% of Net Asset Value includes derivatives instruments, if any, valued at the value used for determining the Fund's net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes and planned changes of the Fund since the beginning of the reporting period. For more information, you may refer to the Fund's next prospectus, which we expect to be available by July 31, 2025 or upon request at 888.87.PIMCO (888.877.4626).

Changes to Total Annual Fund Operating Expenses. Annual fund operating expenses increased during the year by 0.05% as a result of higher expenses related to interest.

Material Fund Change Expenses [Text Block]	Changes to Total Annual Fund Operating Expenses. Annual fund operating expenses increased during the year by 0.05% as a result of higher expenses related to interest.
Summary of Change Legend [Text Block]

This is a summary of certain changes and planned changes of the Fund since the beginning of the reporting period. For more information, you may refer to the Fund's next prospectus, which we expect to be available by July 31, 2025 or upon request at 888.87.PIMCO (888.877.4626).

C000064148
Shareholder Report [Line Items]
Fund Name	PIMCO Real Return Fund
Class Name	I-2
Trading Symbol	PRLPX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the PIMCO Real Return Fund (the "Fund") for the period of April 1, 2024 to March 31, 2025 (the "reporting period").
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.pimco.com/literature. You can also request this information by contacting us at 888.87.PIMCO (888.877.4626).
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	888.87.PIMCO (888.877.4626)
Expenses [Text Block]

What were the Fund costs for the reporting period?

(based on a hypothetical $10,000 investment)
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
I-2	$67	0.65%

Expenses Paid, Amount	$ 67
Expense Ratio, Percent	0.65%
Factors Affecting Performance [Text Block]

How did the Fund perform during the reporting period and what affected its performance?

The following affected performance (on a gross basis) during the reporting period:

  Eurozone interest rate strategies, including short exposure to duration and exposure to swap spreads, contributed to relative performance versus the Bloomberg U.S. TIPS Index ("Index"), as eurozone rates rose, while swaps spreads tightened.

  U.S. yield curve positioning, specifically overweight exposure to intermediate maturities relative to underweight exposure to long-term maturities, contributed to relative performance versus the Index, as the U.S. yield curve steepened.

  Overweight exposure to intermediate U.S. breakeven inflation contributed to relative performance versus the Index, as intermediate U.S. breakeven inflation rose.

  Exposure to securitized assets, including non-agency residential mortgage-backed securities and collateralized loan obligations, contributed to relative performance versus the Index, as spreads broadly tightened across these sectors.

  Long exposure to U.K. duration detracted from relative performance versus the Index, as U.K. interest rates broadly moved higher.

  There were no other material detractors for this Fund.

Performance Past Does Not Indicate Future [Text]	Performance quoted represents past performance. Past performance is not a guarantee or a reliable indicator of future results.
Line Graph [Table Text Block]
	I-2	Bloomberg U.S. Aggregate Index	Bloomberg U.S. TIPS Index
3/31/15	$1,000,000	$1,000,000	$1,000,000
4/30/15	$1,004,277	$996,412	$1,007,358
5/31/15	$993,185	$994,012	$999,089
6/30/15	$982,964	$983,174	$989,363
7/31/15	$990,923	$990,008	$991,398
8/31/15	$976,131	$988,586	$983,840
9/30/15	$964,973	$995,273	$978,028
10/31/15	$972,008	$995,439	$980,501
11/30/15	$968,077	$992,809	$979,546
12/31/15	$956,821	$989,601	$971,787
1/31/16	$968,331	$1,003,219	$986,217
2/29/16	$970,763	$1,010,335	$997,187
3/31/16	$996,035	$1,019,605	$1,015,106
4/30/16	$1,001,271	$1,023,519	$1,018,620
5/31/16	$992,800	$1,023,781	$1,011,416
6/30/16	$1,014,466	$1,042,177	$1,032,440
7/31/16	$1,023,383	$1,048,765	$1,041,390
8/31/16	$1,020,418	$1,047,566	$1,036,719
9/30/16	$1,028,455	$1,046,952	$1,042,394
10/31/16	$1,024,526	$1,038,944	$1,038,223
11/30/16	$1,004,202	$1,014,369	$1,018,300
12/31/16	$1,004,044	$1,015,800	$1,017,300
1/31/17	$1,015,720	$1,017,793	$1,025,852
2/28/17	$1,020,945	$1,024,634	$1,030,684
3/31/17	$1,022,619	$1,024,097	$1,030,132
4/30/17	$1,028,531	$1,032,000	$1,036,226
5/31/17	$1,028,017	$1,039,943	$1,035,781
6/30/17	$1,019,370	$1,038,896	$1,025,961
7/31/17	$1,024,228	$1,043,367	$1,030,532
8/31/17	$1,034,785	$1,052,726	$1,041,497
9/30/17	$1,028,952	$1,047,712	$1,034,823
10/31/17	$1,031,247	$1,048,319	$1,037,037
11/30/17	$1,032,121	$1,046,973	$1,038,383
12/31/17	$1,042,368	$1,051,778	$1,047,889
1/31/18	$1,033,625	$1,039,665	$1,038,904
2/28/18	$1,022,937	$1,029,809	$1,028,807
3/31/18	$1,031,553	$1,036,414	$1,039,614
4/30/18	$1,031,391	$1,028,705	$1,039,018
5/31/18	$1,032,078	$1,036,047	$1,043,447
6/30/18	$1,039,218	$1,034,773	$1,047,633
7/31/18	$1,035,792	$1,035,019	$1,042,593
8/31/18	$1,039,613	$1,041,679	$1,050,102
9/30/18	$1,030,599	$1,034,971	$1,039,044
10/31/18	$1,013,956	$1,026,792	$1,024,151
11/30/18	$1,017,917	$1,032,921	$1,029,044
12/31/18	$1,020,795	$1,051,898	$1,034,667
1/31/19	$1,038,871	$1,063,068	$1,048,586
2/28/19	$1,037,573	$1,062,452	$1,048,450
3/31/19	$1,056,675	$1,082,853	$1,067,721
4/30/19	$1,060,273	$1,083,130	$1,071,271
5/31/19	$1,078,137	$1,102,358	$1,088,971
6/30/19	$1,084,876	$1,116,201	$1,098,308
7/31/19	$1,088,582	$1,118,657	$1,102,211
8/31/19	$1,108,033	$1,147,643	$1,128,442
9/30/19	$1,096,840	$1,141,531	$1,113,082
10/31/19	$1,097,525	$1,144,969	$1,115,928
11/30/19	$1,100,428	$1,144,386	$1,117,630
12/31/19	$1,106,635	$1,143,588	$1,121,867
1/31/20	$1,131,046	$1,165,596	$1,145,423
2/29/20	$1,140,606	$1,186,575	$1,161,276
3/31/20	$1,114,874	$1,179,592	$1,140,859
4/30/20	$1,150,285	$1,200,561	$1,172,593
5/31/20	$1,158,989	$1,206,151	$1,176,117
6/30/20	$1,174,614	$1,213,749	$1,189,245
7/31/20	$1,205,219	$1,231,878	$1,216,571
8/31/20	$1,218,883	$1,221,935	$1,229,861
9/30/20	$1,214,720	$1,221,265	$1,225,326
10/31/20	$1,207,278	$1,215,812	$1,217,412
11/30/20	$1,223,552	$1,227,742	$1,231,063
12/31/20	$1,239,157	$1,229,433	$1,245,186
1/31/21	$1,245,979	$1,220,618	$1,249,304
2/28/21	$1,224,517	$1,202,992	$1,229,179
3/31/21	$1,222,307	$1,187,971	$1,226,855
4/30/21	$1,241,356	$1,197,356	$1,244,024
5/31/21	$1,255,290	$1,201,268	$1,259,091
6/30/21	$1,261,320	$1,209,708	$1,266,717
7/31/21	$1,293,112	$1,223,233	$1,300,475
8/31/21	$1,290,759	$1,220,905	$1,298,188
9/30/21	$1,281,056	$1,210,334	$1,288,906
10/31/21	$1,289,762	$1,210,000	$1,303,532
11/30/21	$1,300,345	$1,213,580	$1,315,189
12/31/21	$1,308,164	$1,210,475	$1,319,351
1/31/22	$1,276,932	$1,184,396	$1,292,667
2/28/22	$1,285,659	$1,171,183	$1,303,707
3/31/22	$1,268,176	$1,138,645	$1,279,468
4/30/22	$1,241,814	$1,095,436	$1,253,318
5/31/22	$1,228,324	$1,102,499	$1,240,883
6/30/22	$1,186,412	$1,085,203	$1,201,616
7/31/22	$1,239,088	$1,111,719	$1,253,928
8/31/22	$1,205,414	$1,080,306	$1,220,580
9/30/22	$1,121,868	$1,033,630	$1,139,803
10/31/22	$1,139,568	$1,020,242	$1,153,964
11/30/22	$1,159,806	$1,057,762	$1,175,039
12/31/22	$1,151,769	$1,052,991	$1,163,065
1/31/23	$1,172,111	$1,085,385	$1,184,372
2/28/23	$1,155,521	$1,057,322	$1,168,130
3/31/23	$1,186,032	$1,084,180	$1,201,894
4/30/23	$1,187,878	$1,090,751	$1,203,212
5/31/23	$1,171,564	$1,078,874	$1,188,819
6/30/23	$1,169,233	$1,075,027	$1,184,814
7/31/23	$1,172,546	$1,074,277	$1,186,301
8/31/23	$1,161,925	$1,067,415	$1,175,707
9/30/23	$1,141,852	$1,040,290	$1,154,005
10/31/23	$1,132,490	$1,023,873	$1,145,656
11/30/23	$1,164,213	$1,070,241	$1,176,694
12/31/23	$1,193,644	$1,111,209	$1,208,370
1/31/24	$1,199,187	$1,108,157	$1,210,515
2/29/24	$1,188,031	$1,092,501	$1,197,508
3/31/24	$1,197,318	$1,102,589	$1,207,363
4/30/24	$1,177,251	$1,074,739	$1,187,004
5/31/24	$1,199,703	$1,092,959	$1,207,395
6/30/24	$1,207,943	$1,103,307	$1,216,871
7/31/24	$1,231,934	$1,129,077	$1,238,574
8/31/24	$1,241,766	$1,145,301	$1,248,291
9/30/24	$1,259,571	$1,160,636	$1,267,030
10/31/24	$1,235,142	$1,131,854	$1,244,299
11/30/24	$1,243,394	$1,143,821	$1,250,329
12/31/24	$1,223,282	$1,125,101	$1,230,558
1/31/25	$1,241,324	$1,131,070	$1,246,472
2/28/25	$1,270,332	$1,155,956	$1,273,649
3/31/25	$1,280,608	$1,156,391	$1,281,815

Average Annual Return [Table Text Block]
Class/Index Name	1 Year	5 Years	10 Years
I-2	6.96%	2.81%	2.50%
Bloomberg U.S. Aggregate Index	4.88%	(0.40%)	1.46%
Bloomberg U.S. TIPS Index	6.17%	2.36%	2.51%

No Deduction of Taxes [Text Block]	Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
Performance Table Market Index Changed [Text Block]	Differences in the Fund’s performance versus an index and related attribution information with respect to particular categories of securities or individual positions may be attributable, in part, to differences in the pricing methodologies used by the Fund and the index.
Updated Performance Information Location [Text Block]	For performance current to the most recent month-end, visit www.pimco.com/literature or via 888.87.PIMCO (888.877.4626).
AssetsNet	$ 7,684,588,000
Holdings Count | Holding	1,305
Advisory Fees Paid, Amount	$ 19,202,000
InvestmentCompanyPortfolioTurnover	227.00%
Additional Fund Statistics [Text Block]

Key Fund StatisticsFootnote Reference† (as of the end of the reporting period)

Total Net Assets	$7,684,588
# of Portfolio Holdings	1,305
Portfolio Turnover Rate	227%
Total Net Advisory Fees Paid During the Reporting Period	$19,202
Footnote	Description
Footnote†	Dollar amounts displayed in 000's

Holdings [Text Block]

Security Type Breakdown (% of Net Asset Value)Footnote Reference*

U.S. Treasury Obligations	89.4%
U.S. Government Agencies	14.9%
Asset-Backed Securities	8.4%
Sovereign Issues	8.1%
Non-Agency Mortgage-Backed Securities	1.3%
Corporate Bonds & Notes	0.3%
Other Investments	0.1%
Short-Term Instruments	0.2%
Affiliated Investments	0.2%
Financial Derivative Instruments	(0.1%)
Other Assets and Liabilities, Net	(22.8%)
Total	100.0%
Footnote	Description
Footnote*	% of Net Asset Value includes derivatives instruments, if any, valued at the value used for determining the Fund's net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes and planned changes of the Fund since the beginning of the reporting period. For more information, you may refer to the Fund's next prospectus, which we expect to be available by July 31, 2025 or upon request at 888.87.PIMCO (888.877.4626).

Changes to Total Annual Fund Operating Expenses. Annual fund operating expenses increased during the year by 0.05% as a result of higher expenses related to interest.

Material Fund Change Expenses [Text Block]	Changes to Total Annual Fund Operating Expenses. Annual fund operating expenses increased during the year by 0.05% as a result of higher expenses related to interest.
Summary of Change Legend [Text Block]

This is a summary of certain changes and planned changes of the Fund since the beginning of the reporting period. For more information, you may refer to the Fund's next prospectus, which we expect to be available by July 31, 2025 or upon request at 888.87.PIMCO (888.877.4626).

C000026612
Shareholder Report [Line Items]
Fund Name	PIMCO Real Return Fund
Class Name	Class R
Trading Symbol	PRRRX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the PIMCO Real Return Fund (the "Fund") for the period of April 1, 2024 to March 31, 2025 (the "reporting period").
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.pimco.com/literature. You can also request this information by contacting us at 888.87.PIMCO (888.877.4626).
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	888.87.PIMCO (888.877.4626)
Expenses [Text Block]

What were the Fund costs for the reporting period?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R	$124	1.20%

Expenses Paid, Amount	$ 124
Expense Ratio, Percent	1.20%
Factors Affecting Performance [Text Block]

How did the Fund perform during the reporting period and what affected its performance?

The following affected performance (on a gross basis) during the reporting period:

  Eurozone interest rate strategies, including short exposure to duration and exposure to swap spreads, contributed to relative performance versus the Bloomberg U.S. TIPS Index ("Index"), as eurozone rates rose, while swaps spreads tightened.

  U.S. yield curve positioning, specifically overweight exposure to intermediate maturities relative to underweight exposure to long-term maturities, contributed to relative performance versus the Index, as the U.S. yield curve steepened.

  Overweight exposure to intermediate U.S. breakeven inflation contributed to relative performance versus the Index, as intermediate U.S. breakeven inflation rose.

  Exposure to securitized assets, including non-agency residential mortgage-backed securities and collateralized loan obligations, contributed to relative performance versus the Index, as spreads broadly tightened across these sectors.

  Long exposure to U.K. duration detracted from relative performance versus the Index, as U.K. interest rates broadly moved higher.

  There were no other material detractors for this Fund.

Performance Past Does Not Indicate Future [Text]	Performance quoted represents past performance. Past performance is not a guarantee or a reliable indicator of future results.
Line Graph [Table Text Block]
	Class R	Bloomberg U.S. Aggregate Index	Bloomberg U.S. TIPS Index
3/31/15	$10,000	$10,000	$10,000
4/30/15	$10,038	$9,964	$10,074
5/31/15	$9,923	$9,940	$9,991
6/30/15	$9,816	$9,832	$9,894
7/31/15	$9,891	$9,900	$9,914
8/31/15	$9,739	$9,886	$9,838
9/30/15	$9,623	$9,953	$9,780
10/31/15	$9,689	$9,954	$9,805
11/30/15	$9,645	$9,928	$9,795
12/31/15	$9,528	$9,896	$9,718
1/31/16	$9,639	$10,032	$9,862
2/29/16	$9,659	$10,103	$9,972
3/31/16	$9,906	$10,196	$10,151
4/30/16	$9,953	$10,235	$10,186
5/31/16	$9,865	$10,238	$10,114
6/30/16	$10,075	$10,422	$10,324
7/31/16	$10,159	$10,488	$10,414
8/31/16	$10,125	$10,476	$10,367
9/30/16	$10,200	$10,470	$10,424
10/31/16	$10,156	$10,389	$10,382
11/30/16	$9,950	$10,144	$10,183
12/31/16	$9,944	$10,158	$10,173
1/31/17	$10,055	$10,178	$10,259
2/28/17	$10,103	$10,246	$10,307
3/31/17	$10,114	$10,241	$10,301
4/30/17	$10,168	$10,320	$10,362
5/31/17	$10,159	$10,399	$10,358
6/30/17	$10,068	$10,389	$10,260
7/31/17	$10,112	$10,434	$10,305
8/31/17	$10,211	$10,527	$10,415
9/30/17	$10,149	$10,477	$10,348
10/31/17	$10,167	$10,483	$10,370
11/30/17	$10,171	$10,470	$10,384
12/31/17	$10,267	$10,518	$10,479
1/31/18	$10,176	$10,397	$10,389
2/28/18	$10,067	$10,298	$10,288
3/31/18	$10,147	$10,364	$10,396
4/30/18	$10,141	$10,287	$10,390
5/31/18	$10,143	$10,360	$10,434
6/30/18	$10,208	$10,348	$10,476
7/31/18	$10,170	$10,350	$10,426
8/31/18	$10,202	$10,417	$10,501
9/30/18	$10,110	$10,350	$10,390
10/31/18	$9,942	$10,268	$10,242
11/30/18	$9,976	$10,329	$10,290
12/31/18	$10,000	$10,519	$10,347
1/31/19	$10,172	$10,631	$10,486
2/28/19	$10,155	$10,625	$10,484
3/31/19	$10,337	$10,829	$10,677
4/30/19	$10,368	$10,831	$10,713
5/31/19	$10,538	$11,024	$10,890
6/30/19	$10,599	$11,162	$10,983
7/31/19	$10,630	$11,187	$11,022
8/31/19	$10,815	$11,476	$11,284
9/30/19	$10,701	$11,415	$11,131
10/31/19	$10,703	$11,450	$11,159
11/30/19	$10,726	$11,444	$11,176
12/31/19	$10,782	$11,436	$11,219
1/31/20	$11,014	$11,656	$11,454
2/29/20	$11,103	$11,866	$11,613
3/31/20	$10,847	$11,796	$11,409
4/30/20	$11,187	$12,006	$11,726
5/31/20	$11,266	$12,062	$11,761
6/30/20	$11,413	$12,137	$11,892
7/31/20	$11,705	$12,319	$12,166
8/31/20	$11,832	$12,219	$12,299
9/30/20	$11,786	$12,213	$12,253
10/31/20	$11,709	$12,158	$12,174
11/30/20	$11,861	$12,277	$12,311
12/31/20	$12,008	$12,294	$12,452
1/31/21	$12,067	$12,206	$12,493
2/28/21	$11,855	$12,030	$12,292
3/31/21	$11,828	$11,880	$12,269
4/30/21	$12,006	$11,974	$12,440
5/31/21	$12,136	$12,013	$12,591
6/30/21	$12,188	$12,097	$12,667
7/31/21	$12,490	$12,232	$13,005
8/31/21	$12,461	$12,209	$12,982
9/30/21	$12,362	$12,103	$12,889
10/31/21	$12,440	$12,100	$13,035
11/30/21	$12,537	$12,136	$13,152
12/31/21	$12,606	$12,105	$13,194
1/31/22	$12,300	$11,844	$12,927
2/28/22	$12,379	$11,712	$13,037
3/31/22	$12,204	$11,386	$12,795
4/30/22	$11,945	$10,954	$12,533
5/31/22	$11,810	$11,025	$12,409
6/30/22	$11,402	$10,852	$12,016
7/31/22	$11,903	$11,117	$12,539
8/31/22	$11,574	$10,803	$12,206
9/30/22	$10,766	$10,336	$11,398
10/31/22	$10,931	$10,202	$11,540
11/30/22	$11,121	$10,578	$11,750
12/31/22	$11,038	$10,530	$11,631
1/31/23	$11,228	$10,854	$11,844
2/28/23	$11,064	$10,573	$11,681
3/31/23	$11,351	$10,842	$12,019
4/30/23	$11,364	$10,908	$12,032
5/31/23	$11,203	$10,789	$11,888
6/30/23	$11,175	$10,750	$11,848
7/31/23	$11,202	$10,743	$11,863
8/31/23	$11,095	$10,674	$11,757
9/30/23	$10,898	$10,403	$11,540
10/31/23	$10,804	$10,239	$11,457
11/30/23	$11,102	$10,702	$11,767
12/31/23	$11,377	$11,112	$12,084
1/31/24	$11,425	$11,082	$12,105
2/29/24	$11,313	$10,925	$11,975
3/31/24	$11,397	$11,026	$12,074
4/30/24	$11,201	$10,747	$11,870
5/31/24	$11,409	$10,930	$12,074
6/30/24	$11,482	$11,033	$12,169
7/31/24	$11,705	$11,291	$12,386
8/31/24	$11,792	$11,453	$12,483
9/30/24	$11,956	$11,606	$12,670
10/31/24	$11,719	$11,319	$12,443
11/30/24	$11,792	$11,438	$12,503
12/31/24	$11,596	$11,251	$12,306
1/31/25	$11,761	$11,311	$12,465
2/28/25	$12,031	$11,560	$12,736
3/31/25	$12,123	$11,564	$12,818

Average Annual Return [Table Text Block]
Class/Index Name	1 Year	5 Years	10 Years
Class R	6.37%	2.25%	1.94%
Bloomberg U.S. Aggregate Index	4.88%	(0.40%)	1.46%
Bloomberg U.S. TIPS Index	6.17%	2.36%	2.51%

No Deduction of Taxes [Text Block]	Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
Performance Table Market Index Changed [Text Block]	Differences in the Fund’s performance versus an index and related attribution information with respect to particular categories of securities or individual positions may be attributable, in part, to differences in the pricing methodologies used by the Fund and the index.
Updated Performance Information Location [Text Block]	For performance current to the most recent month-end, visit www.pimco.com/literature or via 888.87.PIMCO (888.877.4626).
AssetsNet	$ 7,684,588,000
Holdings Count | Holding	1,305
Advisory Fees Paid, Amount	$ 19,202,000
InvestmentCompanyPortfolioTurnover	227.00%
Additional Fund Statistics [Text Block]

Key Fund StatisticsFootnote Reference† (as of the end of the reporting period)

Total Net Assets	$7,684,588
# of Portfolio Holdings	1,305
Portfolio Turnover Rate	227%
Total Net Advisory Fees Paid During the Reporting Period	$19,202
Footnote	Description
Footnote†	Dollar amounts displayed in 000's

Holdings [Text Block]

Security Type Breakdown (% of Net Asset Value)Footnote Reference*

U.S. Treasury Obligations	89.4%
U.S. Government Agencies	14.9%
Asset-Backed Securities	8.4%
Sovereign Issues	8.1%
Non-Agency Mortgage-Backed Securities	1.3%
Corporate Bonds & Notes	0.3%
Other Investments	0.1%
Short-Term Instruments	0.2%
Affiliated Investments	0.2%
Financial Derivative Instruments	(0.1%)
Other Assets and Liabilities, Net	(22.8%)
Total	100.0%
Footnote	Description
Footnote*	% of Net Asset Value includes derivatives instruments, if any, valued at the value used for determining the Fund's net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes and planned changes of the Fund since the beginning of the reporting period. For more information, you may refer to the Fund's next prospectus, which we expect to be available by July 31, 2025 or upon request at 888.87.PIMCO (888.877.4626).

Changes to Total Annual Fund Operating Expenses. Annual fund operating expenses increased during the year by 0.05% as a result of higher expenses related to interest.

Material Fund Change Expenses [Text Block]	Changes to Total Annual Fund Operating Expenses. Annual fund operating expenses increased during the year by 0.05% as a result of higher expenses related to interest.
Summary of Change Legend [Text Block]

This is a summary of certain changes and planned changes of the Fund since the beginning of the reporting period. For more information, you may refer to the Fund's next prospectus, which we expect to be available by July 31, 2025 or upon request at 888.87.PIMCO (888.877.4626).

C000026614
Shareholder Report [Line Items]
Fund Name	PIMCO RealEstateRealReturn Strategy Fund
Class Name	Class A
Trading Symbol	PETAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the PIMCO RealEstateRealReturn Strategy Fund (the "Fund") for the period of April 1, 2024 to March 31, 2025 (the "reporting period").
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.pimco.com/literature. You can also request this information by contacting us at 888.87.PIMCO (888.877.4626).
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	888.87.PIMCO (888.877.4626)
Expenses [Text Block]

What were the Fund costs for the reporting period?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$616	5.89%

Expenses Paid, Amount	$ 616
Expense Ratio, Percent	5.89%
Factors Affecting Performance [Text Block]

How did the Fund perform during the reporting period and what affected its performance?

The following affected performance (on a gross basis) during the reporting period:

  Eurozone interest rate strategies, including short exposure to duration and exposure to swap spreads, contributed to relative performance versus the Dow Jones U.S. Select REIT Total Return Index ("Index"), as eurozone rates rose, while swaps spreads tightened.

  Overweight exposure to intermediate U.S. breakeven inflation contributed to relative performance versus the Index, as intermediate U.S. breakeven inflation rose.

  Exposure to securitized assets, including U.S. non-agency residential mortgage-backed securities and collateralized loan obligations, contributed to relative performance versus the Index, as spreads broadly tightened across these sectors.

  Underweight exposure to healthcare real estate investment trusts ("REITs") detracted from relative performance versus the Index, as healthcare REITs posted positive returns.

  Underweight exposure to data center REITs detracted from relative performance versus the Index, as data center REITs delivered positive returns.

  Underweight exposure to office REITs detracted from relative performance versus the Index, as office REITs delivered positive returns.

Performance Past Does Not Indicate Future [Text]	Performance quoted represents past performance. Past performance is not a guarantee or a reliable indicator of future results.
Line Graph [Table Text Block]
	Class A (including sales charge)	S&P 500 Index	Dow Jones U.S. Select REIT Total Return Index
3/31/15	$9,455	$10,000	$10,000
4/30/15	$8,960	$10,096	$9,421
5/31/15	$8,936	$10,226	$9,417
6/30/15	$8,532	$10,028	$9,000
7/31/15	$9,013	$10,238	$9,534
8/31/15	$8,380	$9,620	$8,976
9/30/15	$8,611	$9,382	$9,278
10/31/15	$9,156	$10,174	$9,819
11/30/15	$9,065	$10,204	$9,765
12/31/15	$9,222	$10,043	$9,978
1/31/16	$8,859	$9,545	$9,584
2/29/16	$8,711	$9,532	$9,498
3/31/16	$9,827	$10,178	$10,488
4/30/16	$9,544	$10,218	$10,181
5/31/16	$9,706	$10,401	$10,386
6/30/16	$10,438	$10,428	$11,057
7/31/16	$10,869	$10,813	$11,541
8/31/16	$10,451	$10,828	$11,151
9/30/16	$10,328	$10,830	$10,921
10/31/16	$9,747	$10,632	$10,306
11/30/16	$9,544	$11,026	$10,167
12/31/16	$10,031	$11,244	$10,644
1/31/17	$10,017	$11,457	$10,553
2/28/17	$10,382	$11,912	$10,922
3/31/17	$10,105	$11,926	$10,615
4/30/17	$10,078	$12,049	$10,590
5/31/17	$10,010	$12,218	$10,531
6/30/17	$10,189	$12,294	$10,789
7/31/17	$10,312	$12,547	$10,888
8/31/17	$10,257	$12,586	$10,801
9/30/17	$10,244	$12,845	$10,830
10/31/17	$10,149	$13,145	$10,712
11/30/17	$10,421	$13,548	$11,041
12/31/17	$10,426	$13,699	$11,045
1/31/18	$9,988	$14,483	$10,607
2/28/18	$9,234	$13,949	$9,843
3/31/18	$9,618	$13,595	$10,224
4/30/18	$9,727	$13,647	$10,376
5/31/18	$10,043	$13,976	$10,788
6/30/18	$10,454	$14,062	$11,246
7/31/18	$10,495	$14,585	$11,307
8/31/18	$10,810	$15,060	$11,644
9/30/18	$10,509	$15,146	$11,327
10/31/18	$10,150	$14,111	$11,038
11/30/18	$10,619	$14,398	$11,573
12/31/18	$9,724	$13,098	$10,579
1/31/19	$10,885	$14,148	$11,786
2/28/19	$11,023	$14,602	$11,899
3/31/19	$11,442	$14,886	$12,242
4/30/19	$11,470	$15,489	$12,218
5/31/19	$11,556	$14,504	$12,177
6/30/19	$11,747	$15,526	$12,342
7/31/19	$11,920	$15,750	$12,539
8/31/19	$12,295	$15,500	$12,837
9/30/19	$12,486	$15,790	$13,185
10/31/19	$12,695	$16,132	$13,326
11/30/19	$12,576	$16,718	$13,146
12/31/19	$12,536	$17,222	$13,023
1/31/20	$12,732	$17,216	$13,077
2/29/20	$11,752	$15,798	$11,978
3/31/20	$9,116	$13,847	$9,309
4/30/20	$9,914	$15,622	$10,037
5/31/20	$10,065	$16,366	$9,974
6/30/20	$10,368	$16,692	$10,157
7/31/20	$10,958	$17,633	$10,495
8/31/20	$11,082	$18,900	$10,569
9/30/20	$10,733	$18,182	$10,241
10/31/20	$10,418	$17,699	$9,976
11/30/20	$11,518	$19,636	$11,201
12/31/20	$12,041	$20,391	$11,564
1/31/21	$12,106	$20,185	$11,541
2/28/21	$12,581	$20,742	$12,157
3/31/21	$13,288	$21,650	$12,721
4/30/21	$14,554	$22,806	$13,774
5/31/21	$14,776	$22,965	$13,898
6/30/21	$15,126	$23,501	$14,217
7/31/21	$16,214	$24,059	$14,974
8/31/21	$16,577	$24,791	$15,236
9/30/21	$15,585	$23,638	$14,395
10/31/21	$16,887	$25,294	$15,572
11/30/21	$16,763	$25,119	$15,479
12/31/21	$18,450	$26,244	$16,874
1/31/22	$16,972	$24,886	$15,784
2/28/22	$16,448	$24,141	$15,227
3/31/22	$17,447	$25,038	$16,248
4/30/22	$16,782	$22,854	$15,493
5/31/22	$15,749	$22,896	$14,425
6/30/22	$14,280	$21,006	$13,306
7/31/22	$15,863	$22,943	$14,491
8/31/22	$14,631	$22,007	$13,591
9/30/22	$12,301	$19,981	$11,926
10/31/22	$12,917	$21,598	$12,462
11/30/22	$13,687	$22,805	$13,184
12/31/22	$12,978	$21,491	$12,493
1/31/23	$14,385	$22,842	$13,865
2/28/23	$13,523	$22,284	$13,182
3/31/23	$13,444	$23,103	$12,840
4/30/23	$13,538	$23,463	$12,928
5/31/23	$12,884	$23,565	$12,572
6/30/23	$13,415	$25,122	$13,214
7/31/23	$13,803	$25,929	$13,593
8/31/23	$13,308	$25,516	$13,160
9/30/23	$12,332	$24,300	$12,237
10/31/23	$11,765	$23,789	$11,683
11/30/23	$13,193	$25,961	$12,941
12/31/23	$14,521	$27,141	$14,237
1/31/24	$13,983	$27,597	$13,663
2/29/24	$14,184	$29,070	$13,917
3/31/24	$14,370	$30,006	$14,182
4/30/24	$13,128	$28,780	$13,144
5/31/24	$13,803	$30,207	$13,781
6/30/24	$14,155	$31,291	$14,159
7/31/24	$15,038	$31,672	$14,987
8/31/24	$15,942	$32,440	$15,941
9/30/24	$16,374	$33,133	$16,362
10/31/24	$15,669	$32,833	$15,849
11/30/24	$16,439	$34,760	$16,574
12/31/24	$15,203	$33,931	$15,391
1/31/25	$15,448	$34,876	$15,577
2/28/25	$16,162	$34,421	$16,178
3/31/25	$15,676	$32,482	$15,571

Average Annual Return [Table Text Block]
Class/Index Name	1 Year	5 Years	10 Years
Class A (excluding sales charge)	9.08%	11.45%	5.19%
Class A (including sales charge)	3.06%	10.21%	4.60%
S&P 500 Index	8.25%	18.59%	12.50%
Dow Jones U.S. Select REIT Total Return Index	9.79%	10.84%	4.53%

No Deduction of Taxes [Text Block]	Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
Performance Table Market Index Changed [Text Block]	Differences in the Fund’s performance versus an index and related attribution information with respect to particular categories of securities or individual positions may be attributable, in part, to differences in the pricing methodologies used by the Fund and the index.
Updated Performance Information Location [Text Block]	For performance current to the most recent month-end, visit www.pimco.com/literature or via 888.87.PIMCO (888.877.4626).
AssetsNet	$ 500,282,000
Holdings Count | Holding	783
Advisory Fees Paid, Amount	$ 2,475,000
InvestmentCompanyPortfolioTurnover	165.00%
Additional Fund Statistics [Text Block]

Key Fund StatisticsFootnote Reference† (as of the end of the reporting period)

Total Net Assets	$500,282
# of Portfolio Holdings	783
Portfolio Turnover Rate	165%
Total Net Advisory Fees Paid During the Reporting Period	$2,475
Footnote	Description
Footnote†	Dollar amounts displayed in 000's

Holdings [Text Block]

Security Type Breakdown (% of Net Asset Value)Footnote Reference*

U.S. Treasury Obligations	108.7%
Real Estate Investment Trusts	41.2%
Asset-Backed Securities	14.1%
U.S. Government Agencies	13.0%
Sovereign Issues	10.8%
Corporate Bonds & Notes	1.3%
Non-Agency Mortgage-Backed Securities	0.7%
Common Stocks	0.2%
Preferred Securities	0.2%
Short-Term Instruments	0.1%
Affiliated Investments	0.4%
Financial Derivative Instruments	(0.7%)
Other Assets and Liabilities, Net	(90.0%)
Total	100.0%
Footnote	Description
Footnote*	% of Net Asset Value includes derivatives instruments, if any, valued at the value used for determining the Fund's net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes and planned changes of the Fund since the beginning of the reporting period. For more information, you may refer to the Fund's next prospectus, which we expect to be available by July 31, 2025 or upon request at 888.87.PIMCO (888.877.4626).

Changes to Total Annual Fund Operating Expenses. Annual fund operating expenses decreased during the year by 0.60% as a result of lower expenses related to interest.

Material Fund Change Expenses [Text Block]	Changes to Total Annual Fund Operating Expenses. Annual fund operating expenses decreased during the year by 0.60% as a result of lower expenses related to interest.
Summary of Change Legend [Text Block]

This is a summary of certain changes and planned changes of the Fund since the beginning of the reporting period. For more information, you may refer to the Fund's next prospectus, which we expect to be available by July 31, 2025 or upon request at 888.87.PIMCO (888.877.4626).

C000026616
Shareholder Report [Line Items]
Fund Name	PIMCO RealEstateRealReturn Strategy Fund
Class Name	Class C
Trading Symbol	PETCX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the PIMCO RealEstateRealReturn Strategy Fund (the "Fund") for the period of April 1, 2024 to March 31, 2025 (the "reporting period").
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.pimco.com/literature. You can also request this information by contacting us at 888.87.PIMCO (888.877.4626).
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	888.87.PIMCO (888.877.4626)
Expenses [Text Block]

What were the Fund costs for the reporting period?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$691	6.64%

Expenses Paid, Amount	$ 691
Expense Ratio, Percent	6.64%
Factors Affecting Performance [Text Block]

How did the Fund perform during the reporting period and what affected its performance?

The following affected performance (on a gross basis) during the reporting period:

  Eurozone interest rate strategies, including short exposure to duration and exposure to swap spreads, contributed to relative performance versus the Dow Jones U.S. Select REIT Total Return Index ("Index"), as eurozone rates rose, while swaps spreads tightened.

  Overweight exposure to intermediate U.S. breakeven inflation contributed to relative performance versus the Index, as intermediate U.S. breakeven inflation rose.

  Exposure to securitized assets, including U.S. non-agency residential mortgage-backed securities and collateralized loan obligations, contributed to relative performance versus the Index, as spreads broadly tightened across these sectors.

  Underweight exposure to healthcare real estate investment trusts ("REITs") detracted from relative performance versus the Index, as healthcare REITs posted positive returns.

  Underweight exposure to data center REITs detracted from relative performance versus the Index, as data center REITs delivered positive returns.

  Underweight exposure to office REITs detracted from relative performance versus the Index, as office REITs delivered positive returns.

Performance Past Does Not Indicate Future [Text]	Performance quoted represents past performance. Past performance is not a guarantee or a reliable indicator of future results.
Line Graph [Table Text Block]
	Class C (excluding sales charge)	S&P 500 Index	Dow Jones U.S. Select REIT Total Return Index
3/31/15	$10,000	$10,000	$10,000
4/30/15	$9,471	$10,096	$9,421
5/31/15	$9,412	$10,226	$9,417
6/30/15	$8,978	$10,028	$9,000
7/31/15	$9,491	$10,238	$9,534
8/31/15	$8,828	$9,620	$8,976
9/30/15	$9,056	$9,382	$9,278
10/31/15	$9,629	$10,174	$9,819
11/30/15	$9,536	$10,204	$9,765
12/31/15	$9,690	$10,043	$9,978
1/31/16	$9,305	$9,545	$9,584
2/29/16	$9,144	$9,532	$9,498
3/31/16	$10,301	$10,178	$10,488
4/30/16	$9,996	$10,218	$10,181
5/31/16	$10,172	$10,401	$10,386
6/30/16	$10,919	$10,428	$11,057
7/31/16	$11,369	$10,813	$11,541
8/31/16	$10,919	$10,828	$11,151
9/30/16	$10,783	$10,830	$10,921
10/31/16	$10,170	$10,632	$10,306
11/30/16	$9,961	$11,026	$10,167
12/31/16	$10,460	$11,244	$10,644
1/31/17	$10,428	$11,457	$10,553
2/28/17	$10,799	$11,912	$10,922
3/31/17	$10,509	$11,926	$10,615
4/30/17	$10,477	$12,049	$10,590
5/31/17	$10,396	$12,218	$10,531
6/30/17	$10,579	$12,294	$10,789
7/31/17	$10,692	$12,547	$10,888
8/31/17	$10,628	$12,586	$10,801
9/30/17	$10,612	$12,845	$10,830
10/31/17	$10,515	$13,145	$10,712
11/30/17	$10,789	$13,548	$11,041
12/31/17	$10,792	$13,699	$11,045
1/31/18	$10,321	$14,483	$10,607
2/28/18	$9,541	$13,949	$9,843
3/31/18	$9,931	$13,595	$10,224
4/30/18	$10,028	$13,647	$10,376
5/31/18	$10,353	$13,976	$10,788
6/30/18	$10,776	$14,062	$11,246
7/31/18	$10,808	$14,585	$11,307
8/31/18	$11,117	$15,060	$11,644
9/30/18	$10,807	$15,146	$11,327
10/31/18	$10,427	$14,111	$11,038
11/30/18	$10,906	$14,398	$11,573
12/31/18	$9,981	$13,098	$10,579
1/31/19	$11,171	$14,148	$11,786
2/28/19	$11,303	$14,602	$11,899
3/31/19	$11,722	$14,886	$12,242
4/30/19	$11,756	$15,489	$12,218
5/31/19	$11,825	$14,504	$12,177
6/30/19	$12,024	$15,526	$12,342
7/31/19	$12,180	$15,750	$12,539
8/31/19	$12,544	$15,500	$12,837
9/30/19	$12,754	$15,790	$13,185
10/31/19	$12,952	$16,132	$13,326
11/30/19	$12,808	$16,718	$13,146
12/31/19	$12,771	$17,222	$13,023
1/31/20	$12,971	$17,216	$13,077
2/29/20	$11,971	$15,798	$11,978
3/31/20	$9,278	$13,847	$9,309
4/30/20	$10,079	$15,622	$10,037
5/31/20	$10,224	$16,366	$9,974
6/30/20	$10,524	$16,692	$10,157
7/31/20	$11,108	$17,633	$10,495
8/31/20	$11,240	$18,900	$10,569
9/30/20	$10,872	$18,182	$10,241
10/31/20	$10,548	$17,699	$9,976
11/30/20	$11,654	$19,636	$11,201
12/31/20	$12,174	$20,391	$11,564
1/31/21	$12,234	$20,185	$11,541
2/28/21	$12,695	$20,742	$12,157
3/31/21	$13,410	$21,650	$12,721
4/30/21	$14,670	$22,806	$13,774
5/31/21	$14,901	$22,965	$13,898
6/30/21	$15,229	$23,501	$14,217
7/31/21	$16,332	$24,059	$14,974
8/31/21	$16,670	$24,791	$15,236
9/30/21	$15,663	$23,638	$14,395
10/31/21	$16,962	$25,294	$15,572
11/30/21	$16,830	$25,119	$15,479
12/31/21	$18,526	$26,244	$16,874
1/31/22	$17,027	$24,886	$15,784
2/28/22	$16,485	$24,141	$15,227
3/31/22	$17,482	$25,038	$16,248
4/30/22	$16,784	$22,854	$15,493
5/31/22	$15,754	$22,896	$14,425
6/30/22	$14,252	$21,006	$13,306
7/31/22	$15,858	$22,943	$14,491
8/31/22	$14,594	$22,007	$13,591
9/30/22	$12,261	$19,981	$11,926
10/31/22	$12,893	$21,598	$12,462
11/30/22	$13,631	$22,805	$13,184
12/31/22	$12,917	$21,491	$12,493
1/31/23	$14,311	$22,842	$13,865
2/28/23	$13,450	$22,284	$13,182
3/31/23	$13,368	$23,103	$12,840
4/30/23	$13,450	$23,463	$12,928
5/31/23	$12,794	$23,565	$12,572
6/30/23	$13,307	$25,122	$13,214
7/31/23	$13,686	$25,929	$13,593
8/31/23	$13,184	$25,516	$13,160
9/30/23	$12,210	$24,300	$12,237
10/31/23	$11,646	$23,789	$11,683
11/30/23	$13,050	$25,961	$12,941
12/31/23	$14,352	$27,141	$14,237
1/31/24	$13,809	$27,597	$13,663
2/29/24	$13,994	$29,070	$13,917
3/31/24	$14,178	$30,006	$14,182
4/30/24	$12,948	$28,780	$13,144
5/31/24	$13,604	$30,207	$13,781
6/30/24	$13,942	$31,291	$14,159
7/31/24	$14,793	$31,672	$14,987
8/31/24	$15,675	$32,440	$15,941
9/30/24	$16,094	$33,133	$16,362
10/31/24	$15,385	$32,833	$15,849
11/30/24	$16,135	$34,760	$16,574
12/31/24	$14,913	$33,931	$15,391
1/31/25	$15,140	$34,876	$15,577
2/28/25	$15,839	$34,421	$16,178
3/31/25	$15,353	$32,482	$15,571

Average Annual Return [Table Text Block]
Class/Index Name	1 Year	5 Years	10 Years
Class C (excluding sales charge)	8.28%	10.60%	4.38%
Class C (including sales charge)	7.28%	10.60%	4.38%
S&P 500 Index	8.25%	18.59%	12.50%
Dow Jones U.S. Select REIT Total Return Index	9.79%	10.84%	4.53%

No Deduction of Taxes [Text Block]	Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
Performance Table Market Index Changed [Text Block]	Differences in the Fund’s performance versus an index and related attribution information with respect to particular categories of securities or individual positions may be attributable, in part, to differences in the pricing methodologies used by the Fund and the index.
Updated Performance Information Location [Text Block]	For performance current to the most recent month-end, visit www.pimco.com/literature or via 888.87.PIMCO (888.877.4626).
AssetsNet	$ 500,282,000
Holdings Count | Holding	783
Advisory Fees Paid, Amount	$ 2,475,000
InvestmentCompanyPortfolioTurnover	165.00%
Additional Fund Statistics [Text Block]

Key Fund StatisticsFootnote Reference† (as of the end of the reporting period)

Total Net Assets	$500,282
# of Portfolio Holdings	783
Portfolio Turnover Rate	165%
Total Net Advisory Fees Paid During the Reporting Period	$2,475
Footnote	Description
Footnote†	Dollar amounts displayed in 000's

Holdings [Text Block]

Security Type Breakdown (% of Net Asset Value)Footnote Reference*

U.S. Treasury Obligations	108.7%
Real Estate Investment Trusts	41.2%
Asset-Backed Securities	14.1%
U.S. Government Agencies	13.0%
Sovereign Issues	10.8%
Corporate Bonds & Notes	1.3%
Non-Agency Mortgage-Backed Securities	0.7%
Common Stocks	0.2%
Preferred Securities	0.2%
Short-Term Instruments	0.1%
Affiliated Investments	0.4%
Financial Derivative Instruments	(0.7%)
Other Assets and Liabilities, Net	(90.0%)
Total	100.0%
Footnote	Description
Footnote*	% of Net Asset Value includes derivatives instruments, if any, valued at the value used for determining the Fund's net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes and planned changes of the Fund since the beginning of the reporting period. For more information, you may refer to the Fund's next prospectus, which we expect to be available by July 31, 2025 or upon request at 888.87.PIMCO (888.877.4626).

Changes to Total Annual Fund Operating Expenses. Annual fund operating expenses decreased during the year by 0.60% as a result of lower expenses related to interest.

Material Fund Change Expenses [Text Block]	Changes to Total Annual Fund Operating Expenses. Annual fund operating expenses decreased during the year by 0.60% as a result of lower expenses related to interest.
Summary of Change Legend [Text Block]

This is a summary of certain changes and planned changes of the Fund since the beginning of the reporting period. For more information, you may refer to the Fund's next prospectus, which we expect to be available by July 31, 2025 or upon request at 888.87.PIMCO (888.877.4626).

C000200447
Shareholder Report [Line Items]
Fund Name	PIMCO RealEstateRealReturn Strategy Fund
Class Name	I-3
Trading Symbol	PNRNX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the PIMCO RealEstateRealReturn Strategy Fund (the "Fund") for the period of April 1, 2024 to March 31, 2025 (the "reporting period").
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.pimco.com/literature. You can also request this information by contacting us at 888.87.PIMCO (888.877.4626).
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	888.87.PIMCO (888.877.4626)
Expenses [Text Block]

What were the Fund costs for the reporting period?

(based on a hypothetical $10,000 investment)
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
I-3	$590	5.64%

Expenses Paid, Amount	$ 590
Expense Ratio, Percent	5.64%
Factors Affecting Performance [Text Block]

How did the Fund perform during the reporting period and what affected its performance?

The following affected performance (on a gross basis) during the reporting period:

  Eurozone interest rate strategies, including short exposure to duration and exposure to swap spreads, contributed to relative performance versus the Dow Jones U.S. Select REIT Total Return Index ("Index"), as eurozone rates rose, while swaps spreads tightened.

  Overweight exposure to intermediate U.S. breakeven inflation contributed to relative performance versus the Index, as intermediate U.S. breakeven inflation rose.

  Exposure to securitized assets, including U.S. non-agency residential mortgage-backed securities and collateralized loan obligations, contributed to relative performance versus the Index, as spreads broadly tightened across these sectors.

  Underweight exposure to healthcare real estate investment trusts ("REITs") detracted from relative performance versus the Index, as healthcare REITs posted positive returns.

  Underweight exposure to data center REITs detracted from relative performance versus the Index, as data center REITs delivered positive returns.

  Underweight exposure to office REITs detracted from relative performance versus the Index, as office REITs delivered positive returns.

Performance Past Does Not Indicate Future [Text]	Performance quoted represents past performance. Past performance is not a guarantee or a reliable indicator of future results.
Line Graph [Table Text Block]
	I-3	S&P 500 Index	Dow Jones U.S. Select REIT Total Return Index
3/31/15	$1,000,000	$1,000,000	$1,000,000
4/30/15	$947,121	$1,009,593	$942,063
5/31/15	$944,601	$1,022,576	$941,704
6/30/15	$901,237	$1,002,781	$900,036
7/31/15	$952,546	$1,023,790	$953,426
8/31/15	$887,536	$962,021	$897,558
9/30/15	$911,783	$938,217	$927,842
10/31/15	$969,352	$1,017,360	$981,897
11/30/15	$960,457	$1,020,385	$976,506
12/31/15	$976,302	$1,004,292	$997,776
1/31/16	$938,633	$954,455	$958,402
2/29/16	$922,990	$953,167	$949,817
3/31/16	$1,041,959	$1,017,828	$1,048,847
4/30/16	$1,012,063	$1,021,774	$1,018,124
5/31/16	$1,030,050	$1,040,123	$1,038,562
6/30/16	$1,106,259	$1,042,818	$1,105,733
7/31/16	$1,152,804	$1,081,265	$1,154,092
8/31/16	$1,108,572	$1,082,784	$1,115,050
9/30/16	$1,096,266	$1,082,988	$1,092,069
10/31/16	$1,034,940	$1,063,233	$1,030,585
11/30/16	$1,013,987	$1,102,610	$1,016,668
12/31/16	$1,065,921	$1,124,405	$1,064,394
1/31/17	$1,063,182	$1,145,730	$1,055,256
2/28/17	$1,102,097	$1,191,223	$1,092,235
3/31/17	$1,073,579	$1,192,612	$1,061,514
4/30/17	$1,070,829	$1,204,860	$1,058,973
5/31/17	$1,064,156	$1,221,816	$1,053,103
6/30/17	$1,083,392	$1,229,442	$1,078,886
7/31/17	$1,096,371	$1,254,723	$1,088,780
8/31/17	$1,089,675	$1,258,564	$1,080,129
9/30/17	$1,089,213	$1,284,525	$1,083,011
10/31/17	$1,079,887	$1,314,500	$1,071,212
11/30/17	$1,108,618	$1,354,816	$1,104,149
12/31/17	$1,110,221	$1,369,880	$1,104,452
1/31/18	$1,062,504	$1,448,311	$1,060,682
2/28/18	$983,098	$1,394,930	$984,269
3/31/18	$1,023,932	$1,359,480	$1,022,445
4/30/18	$1,036,980	$1,364,697	$1,037,561
5/31/18	$1,070,648	$1,397,561	$1,078,816
6/30/18	$1,115,090	$1,406,163	$1,124,562
7/31/18	$1,119,130	$1,458,492	$1,130,749
8/31/18	$1,152,798	$1,506,017	$1,164,406
9/30/18	$1,120,018	$1,514,589	$1,132,674
10/31/18	$1,083,496	$1,411,067	$1,103,803
11/30/18	$1,132,193	$1,439,822	$1,157,327
12/31/18	$1,038,175	$1,309,819	$1,057,855
1/31/19	$1,162,865	$1,414,783	$1,178,563
2/28/19	$1,177,773	$1,460,209	$1,189,935
3/31/19	$1,221,896	$1,488,583	$1,224,200
4/30/19	$1,226,071	$1,548,856	$1,221,841
5/31/19	$1,235,813	$1,450,428	$1,217,677
6/30/19	$1,256,436	$1,552,649	$1,234,212
7/31/19	$1,274,788	$1,574,964	$1,253,941
8/31/19	$1,314,317	$1,550,016	$1,283,720
9/30/19	$1,337,444	$1,579,018	$1,318,500
10/31/19	$1,357,840	$1,613,219	$1,332,555
11/30/19	$1,346,185	$1,671,777	$1,314,602
12/31/19	$1,343,065	$1,722,235	$1,302,257
1/31/20	$1,363,638	$1,721,559	$1,307,674
2/29/20	$1,259,308	$1,579,842	$1,197,762
3/31/20	$975,706	$1,384,711	$930,871
4/30/20	$1,062,403	$1,562,223	$1,003,716
5/31/20	$1,080,036	$1,636,628	$997,373
6/30/20	$1,112,160	$1,669,176	$1,015,681
7/31/20	$1,175,540	$1,763,293	$1,049,535
8/31/20	$1,189,121	$1,890,039	$1,056,858
9/30/20	$1,151,205	$1,818,224	$1,024,093
10/31/20	$1,119,142	$1,769,870	$997,587
11/30/20	$1,236,705	$1,963,607	$1,120,094
12/31/20	$1,293,606	$2,039,105	$1,156,432
1/31/21	$1,301,533	$2,018,518	$1,154,140
2/28/21	$1,352,262	$2,074,179	$1,215,693
3/31/21	$1,428,154	$2,165,019	$1,272,107
4/30/21	$1,563,383	$2,280,563	$1,377,411
5/31/21	$1,588,120	$2,296,491	$1,389,805
6/30/21	$1,625,968	$2,350,103	$1,421,714
7/31/21	$1,744,220	$2,405,929	$1,497,385
8/31/21	$1,782,478	$2,479,083	$1,523,635
9/30/21	$1,676,895	$2,363,781	$1,439,489
10/31/21	$1,817,613	$2,529,392	$1,557,206
11/30/21	$1,803,932	$2,511,866	$1,547,891
12/31/21	$1,987,827	$2,624,438	$1,687,386
1/31/22	$1,828,447	$2,488,631	$1,578,391
2/28/22	$1,773,106	$2,414,118	$1,522,678
3/31/22	$1,879,887	$2,503,753	$1,624,789
4/30/22	$1,809,334	$2,285,421	$1,549,302
5/31/22	$1,695,540	$2,289,614	$1,442,502
6/30/22	$1,537,296	$2,100,621	$1,330,649
7/31/22	$1,711,199	$2,294,307	$1,449,086
8/31/22	$1,579,033	$2,200,741	$1,359,062
9/30/22	$1,326,587	$1,998,056	$1,192,602
10/31/22	$1,392,680	$2,159,821	$1,246,193
11/30/22	$1,477,657	$2,280,521	$1,318,390
12/31/22	$1,401,413	$2,149,130	$1,249,319
1/31/23	$1,551,936	$2,284,168	$1,386,497
2/28/23	$1,461,103	$2,228,437	$1,318,200
3/31/23	$1,452,669	$2,310,252	$1,283,980
4/30/23	$1,463,050	$2,346,311	$1,292,848
5/31/23	$1,392,330	$2,356,510	$1,257,175
6/30/23	$1,450,074	$2,512,217	$1,321,436
7/31/23	$1,492,246	$2,592,922	$1,359,322
8/31/23	$1,439,044	$2,551,639	$1,315,976
9/30/23	$1,333,289	$2,429,982	$1,223,689
10/31/23	$1,272,302	$2,378,888	$1,168,288
11/30/23	$1,427,366	$2,596,140	$1,294,082
12/31/23	$1,570,751	$2,714,085	$1,423,720
1/31/24	$1,513,007	$2,759,693	$1,366,260
2/29/24	$1,535,067	$2,907,048	$1,391,736
3/31/24	$1,555,828	$3,000,582	$1,418,163
4/30/24	$1,422,175	$2,878,024	$1,314,378
5/31/24	$1,495,490	$3,020,730	$1,378,068
6/30/24	$1,533,769	$3,129,120	$1,415,871
7/31/24	$1,629,143	$3,167,209	$1,498,737
8/31/24	$1,727,761	$3,244,035	$1,594,084
9/30/24	$1,775,008	$3,313,318	$1,636,181
10/31/24	$1,698,853	$3,283,271	$1,584,870
11/30/24	$1,782,819	$3,476,003	$1,657,418
12/31/24	$1,648,855	$3,393,141	$1,539,081
1/31/25	$1,675,586	$3,487,632	$1,557,728
2/28/25	$1,753,824	$3,442,124	$1,617,809
3/31/25	$1,701,869	$3,248,180	$1,557,053

Average Annual Return [Table Text Block]
Class/Index Name	1 Year	5 Years	10 Years
I-3	9.39%	11.77%	5.46%
S&P 500 Index	8.25%	18.59%	12.50%
Dow Jones U.S. Select REIT Total Return Index	9.79%	10.84%	4.53%

No Deduction of Taxes [Text Block]	Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
Performance Table Market Index Changed [Text Block]	Differences in the Fund’s performance versus an index and related attribution information with respect to particular categories of securities or individual positions may be attributable, in part, to differences in the pricing methodologies used by the Fund and the index.
Updated Performance Information Location [Text Block]	For performance current to the most recent month-end, visit www.pimco.com/literature or via 888.87.PIMCO (888.877.4626).
AssetsNet	$ 500,282,000
Holdings Count | Holding	783
Advisory Fees Paid, Amount	$ 2,475,000
InvestmentCompanyPortfolioTurnover	165.00%
Additional Fund Statistics [Text Block]

Key Fund StatisticsFootnote Reference† (as of the end of the reporting period)

Total Net Assets	$500,282
# of Portfolio Holdings	783
Portfolio Turnover Rate	165%
Total Net Advisory Fees Paid During the Reporting Period	$2,475
Footnote	Description
Footnote†	Dollar amounts displayed in 000's

Holdings [Text Block]

Security Type Breakdown (% of Net Asset Value)Footnote Reference*

U.S. Treasury Obligations	108.7%
Real Estate Investment Trusts	41.2%
Asset-Backed Securities	14.1%
U.S. Government Agencies	13.0%
Sovereign Issues	10.8%
Corporate Bonds & Notes	1.3%
Non-Agency Mortgage-Backed Securities	0.7%
Common Stocks	0.2%
Preferred Securities	0.2%
Short-Term Instruments	0.1%
Affiliated Investments	0.4%
Financial Derivative Instruments	(0.7%)
Other Assets and Liabilities, Net	(90.0%)
Total	100.0%
Footnote	Description
Footnote*	% of Net Asset Value includes derivatives instruments, if any, valued at the value used for determining the Fund's net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes and planned changes of the Fund since the beginning of the reporting period. For more information, you may refer to the Fund's next prospectus, which we expect to be available by July 31, 2025 or upon request at 888.87.PIMCO (888.877.4626).

Changes to Total Annual Fund Operating Expenses. Annual fund operating expenses decreased during the year by 0.60% as a result of lower expenses related to interest.

Material Fund Change Expenses [Text Block]	Changes to Total Annual Fund Operating Expenses. Annual fund operating expenses decreased during the year by 0.60% as a result of lower expenses related to interest.
Summary of Change Legend [Text Block]

This is a summary of certain changes and planned changes of the Fund since the beginning of the reporting period. For more information, you may refer to the Fund's next prospectus, which we expect to be available by July 31, 2025 or upon request at 888.87.PIMCO (888.877.4626).

C000026613
Shareholder Report [Line Items]
Fund Name	PIMCO RealEstateRealReturn Strategy Fund
Class Name	Institutional Class
Trading Symbol	PRRSX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the PIMCO RealEstateRealReturn Strategy Fund (the "Fund") for the period of April 1, 2024 to March 31, 2025 (the "reporting period").
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.pimco.com/literature. You can also request this information by contacting us at 888.87.PIMCO (888.877.4626).
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	888.87.PIMCO (888.877.4626)
Expenses [Text Block]

What were the Fund costs for the reporting period?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Class	$575	5.49%

Expenses Paid, Amount	$ 575
Expense Ratio, Percent	5.49%
Factors Affecting Performance [Text Block]

How did the Fund perform during the reporting period and what affected its performance?

The following affected performance (on a gross basis) during the reporting period:

  Eurozone interest rate strategies, including short exposure to duration and exposure to swap spreads, contributed to relative performance versus the Dow Jones U.S. Select REIT Total Return Index ("Index"), as eurozone rates rose, while swaps spreads tightened.

  Overweight exposure to intermediate U.S. breakeven inflation contributed to relative performance versus the Index, as intermediate U.S. breakeven inflation rose.

  Exposure to securitized assets, including U.S. non-agency residential mortgage-backed securities and collateralized loan obligations, contributed to relative performance versus the Index, as spreads broadly tightened across these sectors.

  Underweight exposure to healthcare real estate investment trusts ("REITs") detracted from relative performance versus the Index, as healthcare REITs posted positive returns.

  Underweight exposure to data center REITs detracted from relative performance versus the Index, as data center REITs delivered positive returns.

  Underweight exposure to office REITs detracted from relative performance versus the Index, as office REITs delivered positive returns.

Performance Past Does Not Indicate Future [Text]	Performance quoted represents past performance. Past performance is not a guarantee or a reliable indicator of future results.
Line Graph [Table Text Block]
	Institutional Class	S&P 500 Index	Dow Jones U.S. Select REIT Total Return Index
3/31/15	$1,000,000	$1,000,000	$1,000,000
4/30/15	$947,242	$1,009,593	$942,063
5/31/15	$944,844	$1,022,576	$941,704
6/30/15	$901,581	$1,002,781	$900,036
7/31/15	$953,029	$1,023,790	$953,426
8/31/15	$888,106	$962,021	$897,558
9/30/15	$912,478	$938,217	$927,842
10/31/15	$970,214	$1,017,360	$981,897
11/30/15	$961,428	$1,020,385	$976,506
12/31/15	$977,412	$1,004,292	$997,776
1/31/16	$939,819	$954,455	$958,402
2/29/16	$924,264	$953,167	$949,817
3/31/16	$1,043,523	$1,017,828	$1,048,847
4/30/16	$1,013,709	$1,021,774	$1,018,124
5/31/16	$1,031,857	$1,040,123	$1,038,562
6/30/16	$1,108,329	$1,042,818	$1,105,733
7/31/16	$1,155,105	$1,081,265	$1,154,092
8/31/16	$1,110,927	$1,082,784	$1,115,050
9/30/16	$1,098,730	$1,082,988	$1,092,069
10/31/16	$1,037,399	$1,063,233	$1,030,585
11/30/16	$1,016,521	$1,102,610	$1,016,668
12/31/16	$1,068,717	$1,124,405	$1,064,394
1/31/17	$1,066,107	$1,145,730	$1,055,256
2/28/17	$1,105,254	$1,191,223	$1,092,235
3/31/17	$1,076,790	$1,192,612	$1,061,514
4/30/17	$1,074,166	$1,204,860	$1,058,973
5/31/17	$1,067,609	$1,221,816	$1,053,103
6/30/17	$1,087,042	$1,229,442	$1,078,886
7/31/17	$1,100,202	$1,254,723	$1,088,780
8/31/17	$1,093,622	$1,258,564	$1,080,129
9/30/17	$1,093,294	$1,284,525	$1,083,011
10/31/17	$1,084,073	$1,314,500	$1,071,212
11/30/17	$1,113,052	$1,354,816	$1,104,149
12/31/17	$1,114,804	$1,369,880	$1,104,452
1/31/18	$1,067,026	$1,448,311	$1,060,682
2/28/18	$987,398	$1,394,930	$984,269
3/31/18	$1,028,539	$1,359,480	$1,022,445
4/30/18	$1,040,483	$1,364,697	$1,037,561
5/31/18	$1,074,989	$1,397,561	$1,078,816
6/30/18	$1,120,112	$1,406,163	$1,124,562
7/31/18	$1,124,094	$1,458,492	$1,130,749
8/31/18	$1,158,600	$1,506,017	$1,164,406
9/30/18	$1,125,796	$1,514,589	$1,132,674
10/31/18	$1,088,447	$1,411,067	$1,103,803
11/30/18	$1,139,135	$1,439,822	$1,157,327
12/31/18	$1,043,074	$1,309,819	$1,057,855
1/31/19	$1,168,778	$1,414,783	$1,178,563
2/28/19	$1,183,488	$1,460,209	$1,189,935
3/31/19	$1,228,830	$1,488,583	$1,224,200
4/30/19	$1,232,949	$1,548,856	$1,221,841
5/31/19	$1,241,187	$1,450,428	$1,217,677
6/30/19	$1,263,087	$1,552,649	$1,234,212
7/31/19	$1,281,191	$1,574,964	$1,253,941
8/31/19	$1,321,576	$1,550,016	$1,283,720
9/30/19	$1,343,879	$1,579,018	$1,318,500
10/31/19	$1,366,876	$1,613,219	$1,332,555
11/30/19	$1,353,940	$1,671,777	$1,314,602
12/31/19	$1,351,408	$1,722,235	$1,302,257
1/31/20	$1,373,158	$1,721,559	$1,307,674
2/29/20	$1,267,307	$1,579,842	$1,197,762
3/31/20	$983,106	$1,384,711	$930,871
4/30/20	$1,068,656	$1,562,223	$1,003,716
5/31/20	$1,087,506	$1,636,628	$997,373
6/30/20	$1,118,627	$1,669,176	$1,015,681
7/31/20	$1,184,166	$1,763,293	$1,049,535
8/31/20	$1,197,571	$1,890,039	$1,056,858
9/30/20	$1,159,225	$1,818,224	$1,024,093
10/31/20	$1,126,061	$1,769,870	$997,587
11/30/20	$1,245,149	$1,963,607	$1,120,094
12/31/20	$1,302,809	$2,039,105	$1,156,432
1/31/21	$1,310,629	$2,018,518	$1,154,140
2/28/21	$1,362,241	$2,074,179	$1,215,693
3/31/21	$1,439,418	$2,165,019	$1,272,107
4/30/21	$1,576,040	$2,280,563	$1,377,411
5/31/21	$1,600,437	$2,296,491	$1,389,805
6/30/21	$1,639,315	$2,350,103	$1,421,714
7/31/21	$1,759,223	$2,405,929	$1,497,385
8/31/21	$1,796,908	$2,479,083	$1,523,635
9/30/21	$1,690,655	$2,363,781	$1,439,489
10/31/21	$1,832,663	$2,529,392	$1,557,206
11/30/21	$1,819,229	$2,511,866	$1,547,891
12/31/21	$2,004,177	$2,624,438	$1,687,386
1/31/22	$1,846,009	$2,488,631	$1,578,391
2/28/22	$1,787,509	$2,414,118	$1,522,678
3/31/22	$1,896,834	$2,503,753	$1,624,789
4/30/22	$1,825,591	$2,285,421	$1,549,302
5/31/22	$1,712,048	$2,289,614	$1,442,502
6/30/22	$1,553,280	$2,100,621	$1,330,649
7/31/22	$1,725,615	$2,294,307	$1,449,086
8/31/22	$1,594,096	$2,200,741	$1,359,062
9/30/22	$1,339,535	$1,998,056	$1,192,602
10/31/22	$1,406,512	$2,159,821	$1,246,193
11/30/22	$1,491,965	$2,280,521	$1,318,390
12/31/22	$1,415,417	$2,149,130	$1,249,319
1/31/23	$1,567,340	$2,284,168	$1,386,497
2/28/23	$1,476,186	$2,228,437	$1,318,200
3/31/23	$1,467,324	$2,310,252	$1,283,980
4/30/23	$1,478,085	$2,346,311	$1,292,848
5/31/23	$1,407,187	$2,356,510	$1,257,175
6/30/23	$1,466,058	$2,512,217	$1,321,436
7/31/23	$1,508,469	$2,592,922	$1,359,322
8/31/23	$1,454,663	$2,551,639	$1,315,976
9/30/23	$1,348,317	$2,429,982	$1,223,689
10/31/23	$1,286,915	$2,378,888	$1,168,288
11/30/23	$1,443,902	$2,596,140	$1,294,082
12/31/23	$1,589,495	$2,714,085	$1,423,720
1/31/24	$1,531,258	$2,759,693	$1,366,260
2/29/24	$1,553,413	$2,907,048	$1,391,736
3/31/24	$1,574,936	$3,000,582	$1,418,163
4/30/24	$1,439,471	$2,878,024	$1,314,378
5/31/24	$1,513,534	$3,020,730	$1,378,068
6/30/24	$1,552,780	$3,129,120	$1,415,871
7/31/24	$1,649,631	$3,167,209	$1,498,737
8/31/24	$1,749,647	$3,244,035	$1,594,084
9/30/24	$1,798,044	$3,313,318	$1,636,181
10/31/24	$1,720,531	$3,283,271	$1,584,870
11/30/24	$1,805,668	$3,476,003	$1,657,418
12/31/24	$1,670,725	$3,393,141	$1,539,081
1/31/25	$1,698,104	$3,487,632	$1,557,728
2/28/25	$1,777,692	$3,442,124	$1,617,809
3/31/25	$1,724,391	$3,248,180	$1,557,053

Average Annual Return [Table Text Block]
Class/Index Name	1 Year	5 Years	10 Years
Institutional Class	9.49%	11.89%	5.60%
S&P 500 Index	8.25%	18.59%	12.50%
Dow Jones U.S. Select REIT Total Return Index	9.79%	10.84%	4.53%

No Deduction of Taxes [Text Block]	Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
Performance Table Market Index Changed [Text Block]	Differences in the Fund’s performance versus an index and related attribution information with respect to particular categories of securities or individual positions may be attributable, in part, to differences in the pricing methodologies used by the Fund and the index.
Updated Performance Information Location [Text Block]	For performance current to the most recent month-end, visit www.pimco.com/literature or via 888.87.PIMCO (888.877.4626).
AssetsNet	$ 500,282,000
Holdings Count | Holding	783
Advisory Fees Paid, Amount	$ 2,475,000
InvestmentCompanyPortfolioTurnover	165.00%
Additional Fund Statistics [Text Block]

Key Fund StatisticsFootnote Reference† (as of the end of the reporting period)

Total Net Assets	$500,282
# of Portfolio Holdings	783
Portfolio Turnover Rate	165%
Total Net Advisory Fees Paid During the Reporting Period	$2,475
Footnote	Description
Footnote†	Dollar amounts displayed in 000's

Holdings [Text Block]

Security Type Breakdown (% of Net Asset Value)Footnote Reference*

U.S. Treasury Obligations	108.7%
Real Estate Investment Trusts	41.2%
Asset-Backed Securities	14.1%
U.S. Government Agencies	13.0%
Sovereign Issues	10.8%
Corporate Bonds & Notes	1.3%
Non-Agency Mortgage-Backed Securities	0.7%
Common Stocks	0.2%
Preferred Securities	0.2%
Short-Term Instruments	0.1%
Affiliated Investments	0.4%
Financial Derivative Instruments	(0.7%)
Other Assets and Liabilities, Net	(90.0%)
Total	100.0%
Footnote	Description
Footnote*	% of Net Asset Value includes derivatives instruments, if any, valued at the value used for determining the Fund's net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes and planned changes of the Fund since the beginning of the reporting period. For more information, you may refer to the Fund's next prospectus, which we expect to be available by July 31, 2025 or upon request at 888.87.PIMCO (888.877.4626).

Changes to Total Annual Fund Operating Expenses. Annual fund operating expenses decreased during the year by 0.60% as a result of lower expenses related to interest.

Material Fund Change Expenses [Text Block]	Changes to Total Annual Fund Operating Expenses. Annual fund operating expenses decreased during the year by 0.60% as a result of lower expenses related to interest.
Summary of Change Legend [Text Block]

This is a summary of certain changes and planned changes of the Fund since the beginning of the reporting period. For more information, you may refer to the Fund's next prospectus, which we expect to be available by July 31, 2025 or upon request at 888.87.PIMCO (888.877.4626).

C000064149
Shareholder Report [Line Items]
Fund Name	PIMCO RealEstateRealReturn Strategy Fund
Class Name	I-2
Trading Symbol	PETPX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the PIMCO RealEstateRealReturn Strategy Fund (the "Fund") for the period of April 1, 2024 to March 31, 2025 (the "reporting period").
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.pimco.com/literature. You can also request this information by contacting us at 888.87.PIMCO (888.877.4626).
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	888.87.PIMCO (888.877.4626)
Expenses [Text Block]

What were the Fund costs for the reporting period?

(based on a hypothetical $10,000 investment)
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
I-2	$585	5.59%

Expenses Paid, Amount	$ 585
Expense Ratio, Percent	5.59%
Factors Affecting Performance [Text Block]

How did the Fund perform during the reporting period and what affected its performance?

The following affected performance (on a gross basis) during the reporting period:

  Eurozone interest rate strategies, including short exposure to duration and exposure to swap spreads, contributed to relative performance versus the Dow Jones U.S. Select REIT Total Return Index ("Index"), as eurozone rates rose, while swaps spreads tightened.

  Overweight exposure to intermediate U.S. breakeven inflation contributed to relative performance versus the Index, as intermediate U.S. breakeven inflation rose.

  Exposure to securitized assets, including U.S. non-agency residential mortgage-backed securities and collateralized loan obligations, contributed to relative performance versus the Index, as spreads broadly tightened across these sectors.

  Underweight exposure to healthcare real estate investment trusts ("REITs") detracted from relative performance versus the Index, as healthcare REITs posted positive returns.

  Underweight exposure to data center REITs detracted from relative performance versus the Index, as data center REITs delivered positive returns.

  Underweight exposure to office REITs detracted from relative performance versus the Index, as office REITs delivered positive returns.

Performance Past Does Not Indicate Future [Text]	Performance quoted represents past performance. Past performance is not a guarantee or a reliable indicator of future results.
Line Graph [Table Text Block]
	I-2	S&P 500 Index	Dow Jones U.S. Select REIT Total Return Index
3/31/15	$1,000,000	$1,000,000	$1,000,000
4/30/15	$948,780	$1,009,593	$942,063
5/31/15	$943,902	$1,022,576	$941,704
6/30/15	$902,117	$1,002,781	$900,036
7/31/15	$954,450	$1,023,790	$953,426
8/31/15	$888,411	$962,021	$897,558
9/30/15	$912,958	$938,217	$927,842
10/31/15	$970,417	$1,017,360	$981,897
11/30/15	$961,479	$1,020,385	$976,506
12/31/15	$977,558	$1,004,292	$997,776
1/31/16	$939,300	$954,455	$958,402
2/29/16	$924,788	$953,167	$949,817
3/31/16	$1,043,520	$1,017,828	$1,048,847
4/30/16	$1,013,177	$1,021,774	$1,018,124
5/31/16	$1,031,647	$1,040,123	$1,038,562
6/30/16	$1,107,948	$1,042,818	$1,105,733
7/31/16	$1,154,223	$1,081,265	$1,154,092
8/31/16	$1,110,593	$1,082,784	$1,115,050
9/30/16	$1,097,981	$1,082,988	$1,092,069
10/31/16	$1,036,908	$1,063,233	$1,030,585
11/30/16	$1,015,665	$1,102,610	$1,016,668
12/31/16	$1,067,444	$1,124,405	$1,064,394
1/31/17	$1,066,117	$1,145,730	$1,055,256
2/28/17	$1,104,619	$1,191,223	$1,092,235
3/31/17	$1,074,863	$1,192,612	$1,061,514
4/30/17	$1,073,529	$1,204,860	$1,058,973
5/31/17	$1,066,861	$1,221,816	$1,053,103
6/30/17	$1,085,017	$1,229,442	$1,078,886
7/31/17	$1,098,396	$1,254,723	$1,088,780
8/31/17	$1,093,044	$1,258,564	$1,080,129
9/30/17	$1,091,004	$1,284,525	$1,083,011
10/31/17	$1,082,972	$1,314,500	$1,071,212
11/30/17	$1,111,083	$1,354,816	$1,104,149
12/31/17	$1,112,499	$1,369,880	$1,104,452
1/31/18	$1,065,302	$1,448,311	$1,060,682
2/28/18	$985,742	$1,394,930	$984,269
3/31/18	$1,026,196	$1,359,480	$1,022,445
4/30/18	$1,038,333	$1,364,697	$1,037,561
5/31/18	$1,072,045	$1,397,561	$1,078,816
6/30/18	$1,116,545	$1,406,163	$1,124,562
7/31/18	$1,121,939	$1,458,492	$1,130,749
8/31/18	$1,155,651	$1,506,017	$1,164,406
9/30/18	$1,123,390	$1,514,589	$1,132,674
10/31/18	$1,085,355	$1,411,067	$1,103,803
11/30/18	$1,135,616	$1,439,822	$1,157,327
12/31/18	$1,040,226	$1,309,819	$1,057,855
1/31/19	$1,165,489	$1,414,783	$1,178,563
2/28/19	$1,180,466	$1,460,209	$1,189,935
3/31/19	$1,225,120	$1,488,583	$1,224,200
4/30/19	$1,229,316	$1,548,856	$1,221,841
5/31/19	$1,237,707	$1,450,428	$1,217,677
6/30/19	$1,259,932	$1,552,649	$1,234,212
7/31/19	$1,276,958	$1,574,964	$1,253,941
8/31/19	$1,318,104	$1,550,016	$1,283,720
9/30/19	$1,339,277	$1,579,018	$1,318,500
10/31/19	$1,361,256	$1,613,219	$1,332,555
11/30/19	$1,348,069	$1,671,777	$1,314,602
12/31/19	$1,346,675	$1,722,235	$1,302,257
1/31/20	$1,367,370	$1,721,559	$1,307,674
2/29/20	$1,262,415	$1,579,842	$1,197,762
3/31/20	$978,594	$1,384,711	$930,871
4/30/20	$1,064,331	$1,562,223	$1,003,716
5/31/20	$1,082,070	$1,636,628	$997,373
6/30/20	$1,113,772	$1,669,176	$1,015,681
7/31/20	$1,179,110	$1,763,293	$1,049,535
8/31/20	$1,192,785	$1,890,039	$1,056,858
9/30/20	$1,153,167	$1,818,224	$1,024,093
10/31/20	$1,120,878	$1,769,870	$997,587
11/30/20	$1,239,270	$1,963,607	$1,120,094
12/31/20	$1,296,578	$2,039,105	$1,156,432
1/31/21	$1,304,562	$2,018,518	$1,154,140
2/28/21	$1,355,659	$2,074,179	$1,215,693
3/31/21	$1,430,873	$2,165,019	$1,272,107
4/30/21	$1,567,146	$2,280,563	$1,377,411
5/31/21	$1,592,074	$2,296,491	$1,389,805
6/30/21	$1,630,252	$2,350,103	$1,421,714
7/31/21	$1,749,454	$2,405,929	$1,497,385
8/31/21	$1,788,019	$2,479,083	$1,523,635
9/30/21	$1,680,960	$2,363,781	$1,439,489
10/31/21	$1,822,847	$2,529,392	$1,557,206
11/30/21	$1,809,052	$2,511,866	$1,547,891
12/31/21	$1,992,638	$2,624,438	$1,687,386
1/31/22	$1,834,031	$2,488,631	$1,578,391
2/28/22	$1,778,184	$2,414,118	$1,522,678
3/31/22	$1,885,919	$2,503,753	$1,624,789
4/30/22	$1,814,709	$2,285,421	$1,549,302
5/31/22	$1,702,151	$2,289,614	$1,442,502
6/30/22	$1,542,627	$2,100,621	$1,330,649
7/31/22	$1,715,851	$2,294,307	$1,449,086
8/31/22	$1,582,422	$2,200,741	$1,359,062
9/30/22	$1,331,107	$1,998,056	$1,192,602
10/31/22	$1,397,901	$2,159,821	$1,246,193
11/30/22	$1,483,779	$2,280,521	$1,318,390
12/31/22	$1,406,408	$2,149,130	$1,249,319
1/31/23	$1,555,970	$2,284,168	$1,386,497
2/28/23	$1,464,134	$2,228,437	$1,318,200
3/31/23	$1,457,574	$2,310,252	$1,283,980
4/30/23	$1,468,069	$2,346,311	$1,292,848
5/31/23	$1,397,224	$2,356,510	$1,257,175
6/30/23	$1,455,606	$2,512,217	$1,321,436
7/31/23	$1,497,588	$2,592,922	$1,359,322
8/31/23	$1,444,454	$2,551,639	$1,315,976
9/30/23	$1,338,187	$2,429,982	$1,223,689
10/31/23	$1,277,181	$2,378,888	$1,168,288
11/30/23	$1,432,647	$2,596,140	$1,294,082
12/31/23	$1,576,961	$2,714,085	$1,423,720
1/31/24	$1,519,235	$2,759,693	$1,366,260
2/29/24	$1,540,882	$2,907,048	$1,391,736
3/31/24	$1,562,530	$3,000,582	$1,418,163
4/30/24	$1,428,055	$2,878,024	$1,314,378
5/31/24	$1,501,524	$3,020,730	$1,378,068
6/30/24	$1,540,226	$3,129,120	$1,415,871
7/31/24	$1,635,999	$3,167,209	$1,498,737
8/31/24	$1,735,051	$3,244,035	$1,594,084
9/30/24	$1,782,485	$3,313,318	$1,636,181
10/31/24	$1,706,102	$3,283,271	$1,584,870
11/30/24	$1,790,387	$3,476,003	$1,657,418
12/31/24	$1,655,888	$3,393,141	$1,539,081
1/31/25	$1,682,936	$3,487,632	$1,557,728
2/28/25	$1,762,102	$3,442,124	$1,617,809
3/31/25	$1,709,103	$3,248,180	$1,557,053

Average Annual Return [Table Text Block]
Class/Index Name	1 Year	5 Years	10 Years
I-2	9.38%	11.80%	5.51%
S&P 500 Index	8.25%	18.59%	12.50%
Dow Jones U.S. Select REIT Total Return Index	9.79%	10.84%	4.53%

No Deduction of Taxes [Text Block]	Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
Performance Table Market Index Changed [Text Block]	Differences in the Fund’s performance versus an index and related attribution information with respect to particular categories of securities or individual positions may be attributable, in part, to differences in the pricing methodologies used by the Fund and the index.
Updated Performance Information Location [Text Block]	For performance current to the most recent month-end, visit www.pimco.com/literature or via 888.87.PIMCO (888.877.4626).
AssetsNet	$ 500,282,000
Holdings Count | Holding	783
Advisory Fees Paid, Amount	$ 2,475,000
InvestmentCompanyPortfolioTurnover	165.00%
Additional Fund Statistics [Text Block]

Key Fund StatisticsFootnote Reference† (as of the end of the reporting period)

Total Net Assets	$500,282
# of Portfolio Holdings	783
Portfolio Turnover Rate	165%
Total Net Advisory Fees Paid During the Reporting Period	$2,475
Footnote	Description
Footnote†	Dollar amounts displayed in 000's

Holdings [Text Block]

Security Type Breakdown (% of Net Asset Value)Footnote Reference*

U.S. Treasury Obligations	108.7%
Real Estate Investment Trusts	41.2%
Asset-Backed Securities	14.1%
U.S. Government Agencies	13.0%
Sovereign Issues	10.8%
Corporate Bonds & Notes	1.3%
Non-Agency Mortgage-Backed Securities	0.7%
Common Stocks	0.2%
Preferred Securities	0.2%
Short-Term Instruments	0.1%
Affiliated Investments	0.4%
Financial Derivative Instruments	(0.7%)
Other Assets and Liabilities, Net	(90.0%)
Total	100.0%
Footnote	Description
Footnote*	% of Net Asset Value includes derivatives instruments, if any, valued at the value used for determining the Fund's net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes and planned changes of the Fund since the beginning of the reporting period. For more information, you may refer to the Fund's next prospectus, which we expect to be available by July 31, 2025 or upon request at 888.87.PIMCO (888.877.4626).

Changes to Total Annual Fund Operating Expenses. Annual fund operating expenses decreased during the year by 0.60% as a result of lower expenses related to interest.

Material Fund Change Expenses [Text Block]	Changes to Total Annual Fund Operating Expenses. Annual fund operating expenses decreased during the year by 0.60% as a result of lower expenses related to interest.
Summary of Change Legend [Text Block]

This is a summary of certain changes and planned changes of the Fund since the beginning of the reporting period. For more information, you may refer to the Fund's next prospectus, which we expect to be available by July 31, 2025 or upon request at 888.87.PIMCO (888.877.4626).

C000114212
Shareholder Report [Line Items]
Fund Name	PIMCO Short Asset Investment Fund
Class Name	Class A
Trading Symbol	PAIAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the PIMCO Short Asset Investment Fund (the "Fund") for the period of April 1, 2024 to March 31, 2025 (the "reporting period").
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.pimco.com/literature. You can also request this information by contacting us at 888.87.PIMCO (888.877.4626).
Additional Information Phone Number	888.87.PIMCO (888.877.4626)
Expenses [Text Block]

What were the Fund costs for the reporting period?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$76	0.74%

Expenses Paid, Amount	$ 76
Expense Ratio, Percent	0.74%
Factors Affecting Performance [Text Block]

How did the Fund perform during the reporting period and what affected its performance?

The following affected performance (on a gross basis) during the reporting period:

  Holdings of investment grade corporate credit, particularly financials, contributed to relative performance versus the FTSE 3-Month Treasury Bill Index ("Index"), as investment grade corporate bonds had positive total returns.

  Select holdings of securitized credit, particularly asset-backed securities (“ABS”) and collateralized loan obligations (“CLO”) contributed to relative performance versus the Index, as carry contributions from ABS offset detractions from spreads widening and CLO spreads tightened.

  Overweight exposure to U.S. duration in the 1-year part of the curve contributed to relative performance versus the Index, as interest rates fell.

  There were no material detractors for this Fund.

Performance Past Does Not Indicate Future [Text]	Performance quoted represents past performance. Past performance is not a guarantee or a reliable indicator of future results.
Line Graph [Table Text Block]
	Class A (including sales charge)	Bloomberg U.S. Aggregate Index	FTSE 3-Month Treasury Bill Index
3/31/15	$9,775	$10,000	$10,000
4/30/15	$9,789	$9,964	$10,000
5/31/15	$9,792	$9,940	$10,000
6/30/15	$9,797	$9,832	$10,000
7/31/15	$9,801	$9,900	$10,001
8/31/15	$9,795	$9,886	$10,001
9/30/15	$9,780	$9,953	$10,001
10/31/15	$9,794	$9,954	$10,001
11/30/15	$9,800	$9,928	$10,002
12/31/15	$9,798	$9,896	$10,002
1/31/16	$9,794	$10,032	$10,004
2/29/16	$9,801	$10,103	$10,005
3/31/16	$9,817	$10,196	$10,008
4/30/16	$9,835	$10,235	$10,010
5/31/16	$9,852	$10,238	$10,012
6/30/16	$9,850	$10,422	$10,014
7/31/16	$9,858	$10,488	$10,016
8/31/16	$9,875	$10,476	$10,019
9/30/16	$9,885	$10,470	$10,021
10/31/16	$9,912	$10,389	$10,024
11/30/16	$9,921	$10,144	$10,026
12/31/16	$9,932	$10,158	$10,029
1/31/17	$9,951	$10,178	$10,033
2/28/17	$9,960	$10,246	$10,037
3/31/17	$9,970	$10,241	$10,042
4/30/17	$9,979	$10,320	$10,047
5/31/17	$9,989	$10,399	$10,053
6/30/17	$10,009	$10,389	$10,060
7/31/17	$10,019	$10,434	$10,068
8/31/17	$10,029	$10,527	$10,077
9/30/17	$10,050	$10,477	$10,086
10/31/17	$10,070	$10,483	$10,095
11/30/17	$10,081	$10,470	$10,104
12/31/17	$10,088	$10,518	$10,114
1/31/18	$10,109	$10,397	$10,125
2/28/18	$10,121	$10,298	$10,136
3/31/18	$10,125	$10,364	$10,149
4/30/18	$10,150	$10,287	$10,163
5/31/18	$10,156	$10,360	$10,178
6/30/18	$10,173	$10,348	$10,193
7/31/18	$10,200	$10,350	$10,210
8/31/18	$10,219	$10,417	$10,227
9/30/18	$10,245	$10,350	$10,244
10/31/18	$10,253	$10,268	$10,263
11/30/18	$10,252	$10,329	$10,282
12/31/18	$10,251	$10,519	$10,302
1/31/19	$10,282	$10,631	$10,323
2/28/19	$10,313	$10,625	$10,342
3/31/19	$10,324	$10,829	$10,364
4/30/19	$10,346	$10,831	$10,385
5/31/19	$10,359	$11,024	$10,406
6/30/19	$10,378	$11,162	$10,427
7/31/19	$10,409	$11,187	$10,448
8/31/19	$10,430	$11,476	$10,468
9/30/19	$10,447	$11,415	$10,486
10/31/19	$10,465	$11,450	$10,504
11/30/19	$10,481	$11,444	$10,519
12/31/19	$10,487	$11,436	$10,534
1/31/20	$10,523	$11,656	$10,548
2/29/20	$10,536	$11,866	$10,562
3/31/20	$10,274	$11,796	$10,575
4/30/20	$10,411	$12,006	$10,584
5/31/20	$10,473	$12,062	$10,588
6/30/20	$10,532	$12,137	$10,589
7/31/20	$10,547	$12,319	$10,591
8/31/20	$10,560	$12,219	$10,592
9/30/20	$10,563	$12,213	$10,593
10/31/20	$10,564	$12,158	$10,594
11/30/20	$10,565	$12,277	$10,595
12/31/20	$10,576	$12,294	$10,595
1/31/21	$10,576	$12,206	$10,596
2/28/21	$10,576	$12,030	$10,597
3/31/21	$10,566	$11,880	$10,597
4/30/21	$10,566	$11,974	$10,598
5/31/21	$10,567	$12,013	$10,598
6/30/21	$10,567	$12,097	$10,598
7/31/21	$10,556	$12,232	$10,598
8/31/21	$10,556	$12,209	$10,599
9/30/21	$10,556	$12,103	$10,599
10/31/21	$10,547	$12,100	$10,599
11/30/21	$10,538	$12,136	$10,600
12/31/21	$10,529	$12,105	$10,600
1/31/22	$10,520	$11,844	$10,601
2/28/22	$10,491	$11,712	$10,602
3/31/22	$10,452	$11,386	$10,603
4/30/22	$10,426	$10,954	$10,606
5/31/22	$10,433	$11,025	$10,611
6/30/22	$10,390	$10,852	$10,619
7/31/22	$10,403	$11,117	$10,630
8/31/22	$10,439	$10,803	$10,645
9/30/22	$10,457	$10,336	$10,666
10/31/22	$10,455	$10,202	$10,693
11/30/22	$10,490	$10,578	$10,723
12/31/22	$10,554	$10,530	$10,759
1/31/23	$10,594	$10,854	$10,799
2/28/23	$10,648	$10,573	$10,837
3/31/23	$10,655	$10,842	$10,880
4/30/23	$10,701	$10,908	$10,923
5/31/23	$10,753	$10,789	$10,970
6/30/23	$10,809	$10,750	$11,016
7/31/23	$10,871	$10,743	$11,067
8/31/23	$10,916	$10,674	$11,118
9/30/23	$10,973	$10,403	$11,168
10/31/23	$11,018	$10,239	$11,221
11/30/23	$11,064	$10,702	$11,272
12/31/23	$11,116	$11,112	$11,325
1/31/24	$11,184	$11,082	$11,378
2/29/24	$11,229	$10,925	$11,428
3/31/24	$11,287	$11,026	$11,480
4/30/24	$11,345	$10,747	$11,532
5/31/24	$11,395	$10,930	$11,586
6/30/24	$11,439	$11,033	$11,638
7/31/24	$11,486	$11,291	$11,692
8/31/24	$11,547	$11,453	$11,746
9/30/24	$11,589	$11,606	$11,797
10/31/24	$11,634	$11,319	$11,848
11/30/24	$11,678	$11,438	$11,895
12/31/24	$11,723	$11,251	$11,942
1/31/25	$11,767	$11,311	$11,988
2/28/25	$11,806	$11,560	$12,029
3/31/25	$11,846	$11,564	$12,074

Average Annual Return [Table Text Block]
Class/Index Name	1 Year	5 Years	10 Years
Class A (excluding sales charge)	4.95%	2.89%	1.94%
Class A (including sales charge)	4.95%	2.89%	1.71%
Bloomberg U.S. Aggregate Index	4.88%	(0.40%)	1.46%
FTSE 3-Month Treasury Bill Index	5.17%	2.69%	1.90%

No Deduction of Taxes [Text Block]	Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
Performance Table Market Index Changed [Text Block]	Differences in the Fund’s performance versus an index and related attribution information with respect to particular categories of securities or individual positions may be attributable, in part, to differences in the pricing methodologies used by the Fund and the index.
Updated Performance Information Location [Text Block]	For performance current to the most recent month-end, visit www.pimco.com/literature or via 888.87.PIMCO (888.877.4626).
AssetsNet	$ 2,035,965,000
Holdings Count | Holding	389
Advisory Fees Paid, Amount	$ 5,035,000
InvestmentCompanyPortfolioTurnover	86.00%
Additional Fund Statistics [Text Block]

Key Fund StatisticsFootnote Reference† (as of the end of the reporting period)

Total Net Assets	$2,035,965
# of Portfolio Holdings	389
Portfolio Turnover Rate	86%
Total Net Advisory Fees Paid During the Reporting Period	$5,035
Footnote	Description
Footnote†	Dollar amounts displayed in 000's

Holdings [Text Block]

Security Type Breakdown (% of Net Asset Value)Footnote Reference*

Corporate Bonds & Notes	56.0%
Asset-Backed Securities	20.5%
U.S. Government Agencies	9.1%
Non-Agency Mortgage-Backed Securities	5.3%
Sovereign Issues	4.8%
Municipal Bonds & Notes	1.1%
Short-Term Instruments	2.4%
Affiliated Investments	4.3%
Financial Derivative Instruments	0.1%
Other Assets and Liabilities, Net	(3.6%)
Total	100.0%
Footnote	Description
Footnote*	% of Net Asset Value includes derivatives instruments, if any, valued at the value used for determining the Fund's net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.

Material Fund Change [Text Block]
C000114210
Shareholder Report [Line Items]
Fund Name	PIMCO Short Asset Investment Fund
Class Name	Administrative Class
Trading Symbol	PAIQX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the PIMCO Short Asset Investment Fund (the "Fund") for the period of April 1, 2024 to March 31, 2025 (the "reporting period").
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.pimco.com/literature. You can also request this information by contacting us at 888.87.PIMCO (888.877.4626).
Additional Information Phone Number	888.87.PIMCO (888.877.4626)
Expenses [Text Block]

What were the Fund costs for the reporting period?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Administrative Class	$66	0.64%

Expenses Paid, Amount	$ 66
Expense Ratio, Percent	0.64%
Factors Affecting Performance [Text Block]

How did the Fund perform during the reporting period and what affected its performance?

The following affected performance (on a gross basis) during the reporting period:

  Holdings of investment grade corporate credit, particularly financials, contributed to relative performance versus the FTSE 3-Month Treasury Bill Index ("Index"), as investment grade corporate bonds had positive total returns.

  Select holdings of securitized credit, particularly asset-backed securities (“ABS”) and collateralized loan obligations (“CLO”) contributed to relative performance versus the Index, as carry contributions from ABS offset detractions from spreads widening and CLO spreads tightened.

  Overweight exposure to U.S. duration in the 1-year part of the curve contributed to relative performance versus the Index, as interest rates fell.

  There were no material detractors for this Fund.

Performance Past Does Not Indicate Future [Text]	Performance quoted represents past performance. Past performance is not a guarantee or a reliable indicator of future results.
Line Graph [Table Text Block]
	Administrative Class	Bloomberg U.S. Aggregate Index	FTSE 3-Month Treasury Bill Index
3/31/15	$1,000,000	$1,000,000	$1,000,000
4/30/15	$1,001,453	$996,412	$1,000,016
5/31/15	$1,001,903	$994,012	$1,000,030
6/30/15	$1,002,482	$983,174	$1,000,041
7/31/15	$1,003,008	$990,008	$1,000,050
8/31/15	$1,002,459	$988,586	$1,000,075
9/30/15	$1,001,016	$995,273	$1,000,101
10/31/15	$1,002,590	$995,439	$1,000,125
11/30/15	$1,003,226	$992,809	$1,000,152
12/31/15	$1,003,150	$989,601	$1,000,229
1/31/16	$1,002,789	$1,003,219	$1,000,354
2/29/16	$1,003,563	$1,010,335	$1,000,534
3/31/16	$1,005,359	$1,019,605	$1,000,767
4/30/16	$1,007,255	$1,023,519	$1,001,004
5/31/16	$1,009,091	$1,023,781	$1,001,216
6/30/16	$1,008,969	$1,042,177	$1,001,416
7/31/16	$1,009,843	$1,048,765	$1,001,638
8/31/16	$1,011,755	$1,047,566	$1,001,877
9/30/16	$1,012,840	$1,046,952	$1,002,116
10/31/16	$1,015,703	$1,038,944	$1,002,369
11/30/16	$1,016,643	$1,014,369	$1,002,627
12/31/16	$1,017,937	$1,015,800	$1,002,938
1/31/17	$1,020,024	$1,017,793	$1,003,311
2/28/17	$1,021,030	$1,024,634	$1,003,703
3/31/17	$1,022,077	$1,024,097	$1,004,153
4/30/17	$1,023,089	$1,032,000	$1,004,663
5/31/17	$1,024,149	$1,039,943	$1,005,272
6/30/17	$1,026,300	$1,038,896	$1,005,984
7/31/17	$1,027,316	$1,043,367	$1,006,794
8/31/17	$1,028,402	$1,052,726	$1,007,683
9/30/17	$1,030,591	$1,047,712	$1,008,552
10/31/17	$1,032,747	$1,048,319	$1,009,463
11/30/17	$1,033,926	$1,046,973	$1,010,364
12/31/17	$1,034,719	$1,051,778	$1,011,376
1/31/18	$1,036,972	$1,039,665	$1,012,488
2/28/18	$1,038,294	$1,029,809	$1,013,578
3/31/18	$1,038,664	$1,036,414	$1,014,900
4/30/18	$1,041,313	$1,028,705	$1,016,269
5/31/18	$1,041,930	$1,036,047	$1,017,787
6/30/18	$1,043,763	$1,034,773	$1,019,327
7/31/18	$1,046,498	$1,035,019	$1,020,980
8/31/18	$1,048,579	$1,041,679	$1,022,701
9/30/18	$1,051,334	$1,034,971	$1,024,424
10/31/18	$1,052,171	$1,026,792	$1,026,288
11/30/18	$1,052,197	$1,032,921	$1,028,181
12/31/18	$1,052,204	$1,051,898	$1,030,216
1/31/19	$1,055,322	$1,063,068	$1,032,309
2/28/19	$1,058,557	$1,062,452	$1,034,221
3/31/19	$1,059,856	$1,082,853	$1,036,364
4/30/19	$1,062,135	$1,083,130	$1,038,451
5/31/19	$1,063,465	$1,102,358	$1,040,621
6/30/19	$1,065,509	$1,116,201	$1,042,721
7/31/19	$1,068,749	$1,118,657	$1,044,805
8/31/19	$1,070,984	$1,147,643	$1,046,791
9/30/19	$1,072,816	$1,141,531	$1,048,587
10/31/19	$1,074,723	$1,144,969	$1,050,362
11/30/19	$1,076,518	$1,144,386	$1,051,926
12/31/19	$1,077,172	$1,143,588	$1,053,424
1/31/20	$1,080,940	$1,165,596	$1,054,843
2/29/20	$1,082,416	$1,186,575	$1,056,175
3/31/20	$1,055,594	$1,179,592	$1,057,509
4/30/20	$1,069,693	$1,200,561	$1,058,376
5/31/20	$1,076,155	$1,206,151	$1,058,833
6/30/20	$1,082,350	$1,213,749	$1,058,937
7/31/20	$1,084,017	$1,231,878	$1,059,058
8/31/20	$1,085,440	$1,221,935	$1,059,176
9/30/20	$1,085,762	$1,221,265	$1,059,278
10/31/20	$1,086,011	$1,215,812	$1,059,369
11/30/20	$1,086,165	$1,227,742	$1,059,456
12/31/20	$1,087,399	$1,229,433	$1,059,538
1/31/21	$1,087,494	$1,220,618	$1,059,615
2/28/21	$1,087,595	$1,202,992	$1,059,676
3/31/21	$1,086,590	$1,187,971	$1,059,730
4/30/21	$1,086,739	$1,197,356	$1,059,766
5/31/21	$1,086,860	$1,201,268	$1,059,790
6/30/21	$1,086,972	$1,209,708	$1,059,806
7/31/21	$1,085,963	$1,223,233	$1,059,829
8/31/21	$1,086,039	$1,220,905	$1,059,862
9/30/21	$1,086,189	$1,210,334	$1,059,903
10/31/21	$1,085,289	$1,210,000	$1,059,941
11/30/21	$1,084,428	$1,213,580	$1,059,981
12/31/21	$1,083,651	$1,210,475	$1,060,025
1/31/22	$1,082,810	$1,184,396	$1,060,075
2/28/22	$1,079,899	$1,171,183	$1,060,155
3/31/22	$1,075,966	$1,138,645	$1,060,323
4/30/22	$1,073,335	$1,095,436	$1,060,623
5/31/22	$1,074,136	$1,102,499	$1,061,136
6/30/22	$1,069,807	$1,085,203	$1,061,852
7/31/22	$1,071,269	$1,111,719	$1,062,953
8/31/22	$1,074,989	$1,080,306	$1,064,534
9/30/22	$1,076,914	$1,033,630	$1,066,619
10/31/22	$1,076,773	$1,020,242	$1,069,261
11/30/22	$1,080,384	$1,057,762	$1,072,326
12/31/22	$1,086,945	$1,052,991	$1,075,945
1/31/23	$1,091,054	$1,085,385	$1,079,916
2/28/23	$1,096,621	$1,057,322	$1,083,683
3/31/23	$1,097,334	$1,084,180	$1,088,015
4/30/23	$1,102,144	$1,090,751	$1,092,346
5/31/23	$1,107,480	$1,078,874	$1,096,968
6/30/23	$1,113,220	$1,075,027	$1,101,639
7/31/23	$1,119,688	$1,074,277	$1,106,658
8/31/23	$1,124,332	$1,067,415	$1,111,804
9/30/23	$1,130,256	$1,040,290	$1,116,824
10/31/23	$1,134,941	$1,023,873	$1,122,085
11/30/23	$1,139,714	$1,070,241	$1,127,216
12/31/23	$1,145,120	$1,111,209	$1,132,519
1/31/24	$1,152,139	$1,108,157	$1,137,809
2/29/24	$1,156,806	$1,092,501	$1,142,751
3/31/24	$1,162,835	$1,102,589	$1,148,046
4/30/24	$1,168,864	$1,074,739	$1,153,200
5/31/24	$1,174,175	$1,092,959	$1,158,559
6/30/24	$1,178,763	$1,103,307	$1,163,774
7/31/24	$1,183,771	$1,129,077	$1,169,185
8/31/24	$1,190,178	$1,145,301	$1,174,577
9/30/24	$1,194,601	$1,160,636	$1,179,725
10/31/24	$1,199,310	$1,131,854	$1,184,817
11/30/24	$1,203,970	$1,143,821	$1,189,527
12/31/24	$1,208,682	$1,125,101	$1,194,204
1/31/25	$1,213,276	$1,131,070	$1,198,799
2/28/25	$1,217,421	$1,155,956	$1,202,884
3/31/25	$1,221,654	$1,156,391	$1,207,357

Average Annual Return [Table Text Block]
Class/Index Name	1 Year	5 Years	10 Years
Administrative Class	5.06%	2.97%	2.02%
Bloomberg U.S. Aggregate Index	4.88%	(0.40%)	1.46%
FTSE 3-Month Treasury Bill Index	5.17%	2.69%	1.90%

No Deduction of Taxes [Text Block]	Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
Performance Table Market Index Changed [Text Block]	Differences in the Fund’s performance versus an index and related attribution information with respect to particular categories of securities or individual positions may be attributable, in part, to differences in the pricing methodologies used by the Fund and the index.
Updated Performance Information Location [Text Block]	For performance current to the most recent month-end, visit www.pimco.com/literature or via 888.87.PIMCO (888.877.4626).
AssetsNet	$ 2,035,965,000
Holdings Count | Holding	389
Advisory Fees Paid, Amount	$ 5,035,000
InvestmentCompanyPortfolioTurnover	86.00%
Additional Fund Statistics [Text Block]

Key Fund StatisticsFootnote Reference† (as of the end of the reporting period)

Total Net Assets	$2,035,965
# of Portfolio Holdings	389
Portfolio Turnover Rate	86%
Total Net Advisory Fees Paid During the Reporting Period	$5,035
Footnote	Description
Footnote†	Dollar amounts displayed in 000's

Holdings [Text Block]

Security Type Breakdown (% of Net Asset Value)Footnote Reference*

Corporate Bonds & Notes	56.0%
Asset-Backed Securities	20.5%
U.S. Government Agencies	9.1%
Non-Agency Mortgage-Backed Securities	5.3%
Sovereign Issues	4.8%
Municipal Bonds & Notes	1.1%
Short-Term Instruments	2.4%
Affiliated Investments	4.3%
Financial Derivative Instruments	0.1%
Other Assets and Liabilities, Net	(3.6%)
Total	100.0%
Footnote	Description
Footnote*	% of Net Asset Value includes derivatives instruments, if any, valued at the value used for determining the Fund's net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.

Material Fund Change [Text Block]
C000200464
Shareholder Report [Line Items]
Fund Name	PIMCO Short Asset Investment Fund
Class Name	I-3
Trading Symbol	PANDX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the PIMCO Short Asset Investment Fund (the "Fund") for the period of April 1, 2024 to March 31, 2025 (the "reporting period").
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.pimco.com/literature. You can also request this information by contacting us at 888.87.PIMCO (888.877.4626).
Additional Information Phone Number	888.87.PIMCO (888.877.4626)
Expenses [Text Block]

What were the Fund costs for the reporting period?

(based on a hypothetical $10,000 investment)
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
I-3	$55	0.54%

Expenses Paid, Amount	$ 55
Expense Ratio, Percent	0.54%
Factors Affecting Performance [Text Block]

How did the Fund perform during the reporting period and what affected its performance?

The following affected performance (on a gross basis) during the reporting period:

  Holdings of investment grade corporate credit, particularly financials, contributed to relative performance versus the FTSE 3-Month Treasury Bill Index ("Index"), as investment grade corporate bonds had positive total returns.

  Select holdings of securitized credit, particularly asset-backed securities (“ABS”) and collateralized loan obligations (“CLO”) contributed to relative performance versus the Index, as carry contributions from ABS offset detractions from spreads widening and CLO spreads tightened.

  Overweight exposure to U.S. duration in the 1-year part of the curve contributed to relative performance versus the Index, as interest rates fell.

  There were no material detractors for this Fund.

Performance Past Does Not Indicate Future [Text]	Performance quoted represents past performance. Past performance is not a guarantee or a reliable indicator of future results.
Line Graph [Table Text Block]
	I-3	Bloomberg U.S. Aggregate Index	FTSE 3-Month Treasury Bill Index
3/31/15	$1,000,000	$1,000,000	$1,000,000
4/30/15	$1,001,528	$996,412	$1,000,016
5/31/15	$1,002,047	$994,012	$1,000,030
6/30/15	$1,002,692	$983,174	$1,000,041
7/31/15	$1,003,299	$990,008	$1,000,050
8/31/15	$1,002,804	$988,586	$1,000,075
9/30/15	$1,001,426	$995,273	$1,000,101
10/31/15	$1,003,073	$995,439	$1,000,125
11/30/15	$1,003,769	$992,809	$1,000,152
12/31/15	$1,003,781	$989,601	$1,000,229
1/31/16	$1,003,467	$1,003,219	$1,000,354
2/29/16	$1,004,306	$1,010,335	$1,000,534
3/31/16	$1,006,172	$1,019,605	$1,000,767
4/30/16	$1,008,144	$1,023,519	$1,001,004
5/31/16	$1,010,044	$1,023,781	$1,001,216
6/30/16	$1,009,991	$1,042,177	$1,001,416
7/31/16	$1,010,935	$1,048,765	$1,001,638
8/31/16	$1,012,919	$1,047,566	$1,001,877
9/30/16	$1,014,087	$1,046,952	$1,002,116
10/31/16	$1,017,011	$1,038,944	$1,002,369
11/30/16	$1,018,019	$1,014,369	$1,002,627
12/31/16	$1,019,398	$1,015,800	$1,002,938
1/31/17	$1,021,496	$1,017,793	$1,003,311
2/28/17	$1,022,548	$1,024,634	$1,003,703
3/31/17	$1,023,691	$1,024,097	$1,004,153
4/30/17	$1,024,785	$1,032,000	$1,004,663
5/31/17	$1,025,944	$1,039,943	$1,005,272
6/30/17	$1,028,205	$1,038,896	$1,005,984
7/31/17	$1,029,323	$1,043,367	$1,006,794
8/31/17	$1,030,557	$1,052,726	$1,007,683
9/30/17	$1,032,851	$1,047,712	$1,008,552
10/31/17	$1,035,076	$1,048,319	$1,009,463
11/30/17	$1,036,341	$1,046,973	$1,010,364
12/31/17	$1,037,209	$1,051,778	$1,011,376
1/31/18	$1,039,537	$1,039,665	$1,012,488
2/28/18	$1,040,933	$1,029,809	$1,013,578
3/31/18	$1,041,529	$1,036,414	$1,014,900
4/30/18	$1,044,227	$1,028,705	$1,016,269
5/31/18	$1,045,016	$1,036,047	$1,017,787
6/30/18	$1,047,002	$1,034,773	$1,019,327
7/31/18	$1,049,908	$1,035,019	$1,020,980
8/31/18	$1,052,069	$1,041,679	$1,022,701
9/30/18	$1,054,919	$1,034,971	$1,024,424
10/31/18	$1,055,911	$1,026,792	$1,026,288
11/30/18	$1,056,027	$1,032,921	$1,028,181
12/31/18	$1,056,126	$1,051,898	$1,030,216
1/31/19	$1,059,420	$1,063,068	$1,032,309
2/28/19	$1,062,783	$1,062,452	$1,034,221
3/31/19	$1,064,181	$1,082,853	$1,036,364
4/30/19	$1,066,555	$1,083,130	$1,038,451
5/31/19	$1,067,962	$1,102,358	$1,040,621
6/30/19	$1,070,101	$1,116,201	$1,042,721
7/31/19	$1,073,464	$1,118,657	$1,044,805
8/31/19	$1,075,806	$1,147,643	$1,046,791
9/30/19	$1,077,754	$1,141,531	$1,048,587
10/31/19	$1,079,766	$1,144,969	$1,050,362
11/30/19	$1,081,671	$1,144,386	$1,051,926
12/31/19	$1,082,422	$1,143,588	$1,053,424
1/31/20	$1,086,354	$1,165,596	$1,054,843
2/29/20	$1,087,899	$1,186,575	$1,056,175
3/31/20	$1,061,021	$1,179,592	$1,057,509
4/30/20	$1,075,289	$1,200,561	$1,058,376
5/31/20	$1,081,883	$1,206,151	$1,058,833
6/30/20	$1,088,203	$1,213,749	$1,058,937
7/31/20	$1,089,985	$1,231,878	$1,059,058
8/31/20	$1,091,504	$1,221,935	$1,059,176
9/30/20	$1,091,908	$1,221,265	$1,059,278
10/31/20	$1,092,244	$1,215,812	$1,059,369
11/30/20	$1,092,488	$1,227,742	$1,059,456
12/31/20	$1,093,837	$1,229,433	$1,059,538
1/31/21	$1,094,022	$1,220,618	$1,059,615
2/28/21	$1,094,211	$1,202,992	$1,059,676
3/31/21	$1,093,300	$1,187,971	$1,059,730
4/30/21	$1,093,547	$1,197,356	$1,059,766
5/31/21	$1,093,754	$1,201,268	$1,059,790
6/30/21	$1,093,960	$1,209,708	$1,059,806
7/31/21	$1,093,041	$1,223,233	$1,059,829
8/31/21	$1,093,206	$1,220,905	$1,059,862
9/30/21	$1,093,448	$1,210,334	$1,059,903
10/31/21	$1,092,638	$1,210,000	$1,059,941
11/30/21	$1,091,874	$1,213,580	$1,059,981
12/31/21	$1,091,192	$1,210,475	$1,060,025
1/31/22	$1,090,435	$1,184,396	$1,060,075
2/28/22	$1,087,591	$1,171,183	$1,060,155
3/31/22	$1,083,725	$1,138,645	$1,060,323
4/30/22	$1,081,170	$1,095,436	$1,060,623
5/31/22	$1,082,075	$1,102,499	$1,061,136
6/30/22	$1,077,794	$1,085,203	$1,061,852
7/31/22	$1,079,358	$1,111,719	$1,062,953
8/31/22	$1,083,225	$1,080,306	$1,064,534
9/30/22	$1,085,281	$1,033,630	$1,066,619
10/31/22	$1,085,238	$1,020,242	$1,069,261
11/30/22	$1,088,972	$1,057,762	$1,072,326
12/31/22	$1,095,758	$1,052,991	$1,075,945
1/31/23	$1,099,996	$1,085,385	$1,079,916
2/28/23	$1,105,738	$1,057,322	$1,083,683
3/31/23	$1,106,621	$1,084,180	$1,088,015
4/30/23	$1,111,583	$1,090,751	$1,092,346
5/31/23	$1,117,114	$1,078,874	$1,096,968
6/30/23	$1,123,052	$1,075,027	$1,101,639
7/31/23	$1,129,718	$1,074,277	$1,106,658
8/31/23	$1,134,557	$1,067,415	$1,111,804
9/30/23	$1,140,684	$1,040,290	$1,116,824
10/31/23	$1,145,571	$1,023,873	$1,122,085
11/30/23	$1,150,541	$1,070,241	$1,127,216
12/31/23	$1,156,159	$1,111,209	$1,132,519
1/31/24	$1,163,399	$1,108,157	$1,137,809
2/29/24	$1,168,257	$1,092,501	$1,142,751
3/31/24	$1,174,498	$1,102,589	$1,148,046
4/30/24	$1,180,713	$1,074,739	$1,153,200
5/31/24	$1,186,196	$1,092,959	$1,158,559
6/30/24	$1,190,931	$1,103,307	$1,163,774
7/31/24	$1,196,101	$1,129,077	$1,169,185
8/31/24	$1,202,696	$1,145,301	$1,174,577
9/30/24	$1,207,270	$1,160,636	$1,179,725
10/31/24	$1,212,140	$1,131,854	$1,184,817
11/30/24	$1,216,951	$1,143,821	$1,189,527
12/31/24	$1,221,824	$1,125,101	$1,194,204
1/31/25	$1,226,588	$1,131,070	$1,198,799
2/28/25	$1,230,881	$1,155,956	$1,202,884
3/31/25	$1,235,266	$1,156,391	$1,207,357

Average Annual Return [Table Text Block]
Class/Index Name	1 Year	5 Years	10 Years
I-3	5.17%	3.09%	2.14%
Bloomberg U.S. Aggregate Index	4.88%	(0.40%)	1.46%
FTSE 3-Month Treasury Bill Index	5.17%	2.69%	1.90%

No Deduction of Taxes [Text Block]	Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
Performance Table Market Index Changed [Text Block]	Differences in the Fund’s performance versus an index and related attribution information with respect to particular categories of securities or individual positions may be attributable, in part, to differences in the pricing methodologies used by the Fund and the index.
Updated Performance Information Location [Text Block]	For performance current to the most recent month-end, visit www.pimco.com/literature or via 888.87.PIMCO (888.877.4626).
AssetsNet	$ 2,035,965,000
Holdings Count | Holding	389
Advisory Fees Paid, Amount	$ 5,035,000
InvestmentCompanyPortfolioTurnover	86.00%
Additional Fund Statistics [Text Block]

Key Fund StatisticsFootnote Reference† (as of the end of the reporting period)

Total Net Assets	$2,035,965
# of Portfolio Holdings	389
Portfolio Turnover Rate	86%
Total Net Advisory Fees Paid During the Reporting Period	$5,035
Footnote	Description
Footnote†	Dollar amounts displayed in 000's

Holdings [Text Block]

Security Type Breakdown (% of Net Asset Value)Footnote Reference*

Corporate Bonds & Notes	56.0%
Asset-Backed Securities	20.5%
U.S. Government Agencies	9.1%
Non-Agency Mortgage-Backed Securities	5.3%
Sovereign Issues	4.8%
Municipal Bonds & Notes	1.1%
Short-Term Instruments	2.4%
Affiliated Investments	4.3%
Financial Derivative Instruments	0.1%
Other Assets and Liabilities, Net	(3.6%)
Total	100.0%
Footnote	Description
Footnote*	% of Net Asset Value includes derivatives instruments, if any, valued at the value used for determining the Fund's net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.

Material Fund Change [Text Block]
C000114208
Shareholder Report [Line Items]
Fund Name	PIMCO Short Asset Investment Fund
Class Name	Institutional Class
Trading Symbol	PAIDX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the PIMCO Short Asset Investment Fund (the "Fund") for the period of April 1, 2024 to March 31, 2025 (the "reporting period").
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.pimco.com/literature. You can also request this information by contacting us at 888.87.PIMCO (888.877.4626).
Additional Information Phone Number	888.87.PIMCO (888.877.4626)
Expenses [Text Block]

What were the Fund costs for the reporting period?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Class	$40	0.39%

Expenses Paid, Amount	$ 40
Expense Ratio, Percent	0.39%
Factors Affecting Performance [Text Block]

How did the Fund perform during the reporting period and what affected its performance?

The following affected performance (on a gross basis) during the reporting period:

  Holdings of investment grade corporate credit, particularly financials, contributed to relative performance versus the FTSE 3-Month Treasury Bill Index ("Index"), as investment grade corporate bonds had positive total returns.

  Select holdings of securitized credit, particularly asset-backed securities (“ABS”) and collateralized loan obligations (“CLO”) contributed to relative performance versus the Index, as carry contributions from ABS offset detractions from spreads widening and CLO spreads tightened.

  Overweight exposure to U.S. duration in the 1-year part of the curve contributed to relative performance versus the Index, as interest rates fell.

  There were no material detractors for this Fund.

Performance Past Does Not Indicate Future [Text]	Performance quoted represents past performance. Past performance is not a guarantee or a reliable indicator of future results.
Line Graph [Table Text Block]
	Institutional Class	Bloomberg U.S. Aggregate Index	FTSE 3-Month Treasury Bill Index
3/31/15	$1,000,000	$1,000,000	$1,000,000
4/30/15	$1,001,668	$996,412	$1,000,016
5/31/15	$1,002,331	$994,012	$1,000,030
6/30/15	$1,003,116	$983,174	$1,000,041
7/31/15	$1,003,869	$990,008	$1,000,050
8/31/15	$1,003,519	$988,586	$1,000,075
9/30/15	$1,002,280	$995,273	$1,000,101
10/31/15	$1,004,073	$995,439	$1,000,125
11/30/15	$1,004,910	$992,809	$1,000,152
12/31/15	$1,005,067	$989,601	$1,000,229
1/31/16	$1,004,897	$1,003,219	$1,000,354
2/29/16	$1,005,873	$1,010,335	$1,000,534
3/31/16	$1,007,886	$1,019,605	$1,000,767
4/30/16	$1,010,002	$1,023,519	$1,001,004
5/31/16	$1,012,051	$1,023,781	$1,001,216
6/30/16	$1,012,139	$1,042,177	$1,001,416
7/31/16	$1,013,231	$1,048,765	$1,001,638
8/31/16	$1,015,365	$1,047,566	$1,001,877
9/30/16	$1,016,678	$1,046,952	$1,002,116
10/31/16	$1,019,756	$1,038,944	$1,002,369
11/30/16	$1,020,909	$1,014,369	$1,002,627
12/31/16	$1,022,439	$1,015,800	$1,002,938
1/31/17	$1,024,690	$1,017,793	$1,003,311
2/28/17	$1,025,880	$1,024,634	$1,003,703
3/31/17	$1,027,174	$1,024,097	$1,004,153
4/30/17	$1,028,415	$1,032,000	$1,004,663
5/31/17	$1,029,727	$1,039,943	$1,005,272
6/30/17	$1,032,140	$1,038,896	$1,005,984
7/31/17	$1,033,412	$1,043,367	$1,006,794
8/31/17	$1,034,800	$1,052,726	$1,007,683
9/30/17	$1,037,248	$1,047,712	$1,008,552
10/31/17	$1,039,632	$1,048,319	$1,009,463
11/30/17	$1,041,048	$1,046,973	$1,010,364
12/31/17	$1,042,070	$1,051,778	$1,011,376
1/31/18	$1,044,560	$1,039,665	$1,012,488
2/28/18	$1,046,099	$1,029,809	$1,013,578
3/31/18	$1,046,849	$1,036,414	$1,014,900
4/30/18	$1,049,694	$1,028,705	$1,016,269
5/31/18	$1,050,611	$1,036,047	$1,017,787
6/30/18	$1,052,736	$1,034,773	$1,019,327
7/31/18	$1,055,778	$1,035,019	$1,020,980
8/31/18	$1,058,098	$1,041,679	$1,022,701
9/30/18	$1,061,078	$1,034,971	$1,024,424
10/31/18	$1,062,208	$1,026,792	$1,026,288
11/30/18	$1,062,467	$1,032,921	$1,028,181
12/31/18	$1,062,696	$1,051,898	$1,030,216
1/31/19	$1,066,141	$1,063,068	$1,032,309
2/28/19	$1,069,636	$1,062,452	$1,034,221
3/31/19	$1,071,176	$1,082,853	$1,036,364
4/30/19	$1,073,697	$1,083,130	$1,038,451
5/31/19	$1,075,301	$1,102,358	$1,040,621
6/30/19	$1,077,575	$1,116,201	$1,042,721
7/31/19	$1,081,092	$1,118,657	$1,044,805
8/31/19	$1,083,593	$1,147,643	$1,046,791
9/30/19	$1,085,676	$1,141,531	$1,048,587
10/31/19	$1,087,839	$1,144,969	$1,050,362
11/30/19	$1,089,891	$1,144,386	$1,051,926
12/31/19	$1,090,785	$1,143,588	$1,053,424
1/31/20	$1,094,888	$1,165,596	$1,054,843
2/29/20	$1,096,561	$1,186,575	$1,056,175
3/31/20	$1,069,617	$1,179,592	$1,057,509
4/30/20	$1,084,125	$1,200,561	$1,058,376
5/31/20	$1,090,906	$1,206,151	$1,058,833
6/30/20	$1,097,411	$1,213,749	$1,058,937
7/31/20	$1,099,349	$1,231,878	$1,059,058
8/31/20	$1,101,012	$1,221,935	$1,059,176
9/30/20	$1,101,549	$1,221,265	$1,059,278
10/31/20	$1,102,047	$1,215,812	$1,059,369
11/30/20	$1,102,427	$1,227,742	$1,059,456
12/31/20	$1,103,944	$1,229,433	$1,059,538
1/31/21	$1,104,257	$1,220,618	$1,059,615
2/28/21	$1,104,578	$1,202,992	$1,059,676
3/31/21	$1,103,799	$1,187,971	$1,059,730
4/30/21	$1,104,194	$1,197,356	$1,059,766
5/31/21	$1,104,538	$1,201,268	$1,059,790
6/30/21	$1,104,883	$1,209,708	$1,059,806
7/31/21	$1,104,100	$1,223,233	$1,059,829
8/31/21	$1,104,405	$1,220,905	$1,059,862
9/30/21	$1,104,785	$1,210,334	$1,059,903
10/31/21	$1,104,106	$1,210,000	$1,059,941
11/30/21	$1,103,461	$1,213,580	$1,059,981
12/31/21	$1,102,920	$1,210,475	$1,060,025
1/31/22	$1,102,286	$1,184,396	$1,060,075
2/28/22	$1,099,535	$1,171,183	$1,060,155
3/31/22	$1,095,765	$1,138,645	$1,060,323
4/30/22	$1,093,321	$1,095,436	$1,060,623
5/31/22	$1,094,369	$1,102,499	$1,061,136
6/30/22	$1,090,185	$1,085,203	$1,061,852
7/31/22	$1,091,921	$1,111,719	$1,062,953
8/31/22	$1,095,964	$1,080,306	$1,064,534
9/30/22	$1,098,184	$1,033,630	$1,066,619
10/31/22	$1,098,273	$1,020,242	$1,069,261
11/30/22	$1,102,201	$1,057,762	$1,072,326
12/31/22	$1,109,203	$1,052,991	$1,075,945
1/31/23	$1,113,646	$1,085,385	$1,079,916
2/28/23	$1,119,573	$1,057,322	$1,083,683
3/31/23	$1,120,609	$1,084,180	$1,088,015
4/30/23	$1,125,773	$1,090,751	$1,092,346
5/31/23	$1,131,506	$1,078,874	$1,096,968
6/30/23	$1,137,656	$1,075,027	$1,101,639
7/31/23	$1,144,531	$1,074,277	$1,106,658
8/31/23	$1,149,567	$1,067,415	$1,111,804
9/30/23	$1,155,906	$1,040,290	$1,116,824
10/31/23	$1,160,989	$1,023,873	$1,122,085
11/30/23	$1,166,159	$1,070,241	$1,127,216
12/31/23	$1,171,995	$1,111,209	$1,132,519
1/31/24	$1,179,468	$1,108,157	$1,137,809
2/29/24	$1,184,526	$1,092,501	$1,142,751
3/31/24	$1,190,993	$1,102,589	$1,148,046
4/30/24	$1,197,431	$1,074,739	$1,153,200
5/31/24	$1,203,143	$1,092,959	$1,158,559
6/30/24	$1,208,075	$1,103,307	$1,163,774
7/31/24	$1,213,463	$1,129,077	$1,169,185
8/31/24	$1,220,302	$1,145,301	$1,174,577
9/30/24	$1,225,071	$1,160,636	$1,179,725
10/31/24	$1,230,151	$1,131,854	$1,184,817
11/30/24	$1,235,192	$1,143,821	$1,189,527
12/31/24	$1,240,288	$1,125,101	$1,194,204
1/31/25	$1,245,274	$1,131,070	$1,198,799
2/28/25	$1,249,767	$1,155,956	$1,202,884
3/31/25	$1,254,359	$1,156,391	$1,207,357

Average Annual Return [Table Text Block]
Class/Index Name	1 Year	5 Years	10 Years
Institutional Class	5.32%	3.24%	2.29%
Bloomberg U.S. Aggregate Index	4.88%	(0.40%)	1.46%
FTSE 3-Month Treasury Bill Index	5.17%	2.69%	1.90%

No Deduction of Taxes [Text Block]	Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
Performance Table Market Index Changed [Text Block]	Differences in the Fund’s performance versus an index and related attribution information with respect to particular categories of securities or individual positions may be attributable, in part, to differences in the pricing methodologies used by the Fund and the index.
Updated Performance Information Location [Text Block]	For performance current to the most recent month-end, visit www.pimco.com/literature or via 888.87.PIMCO (888.877.4626).
AssetsNet	$ 2,035,965,000
Holdings Count | Holding	389
Advisory Fees Paid, Amount	$ 5,035,000
InvestmentCompanyPortfolioTurnover	86.00%
Additional Fund Statistics [Text Block]

Key Fund StatisticsFootnote Reference† (as of the end of the reporting period)

Total Net Assets	$2,035,965
# of Portfolio Holdings	389
Portfolio Turnover Rate	86%
Total Net Advisory Fees Paid During the Reporting Period	$5,035
Footnote	Description
Footnote†	Dollar amounts displayed in 000's

Holdings [Text Block]

Security Type Breakdown (% of Net Asset Value)Footnote Reference*

Corporate Bonds & Notes	56.0%
Asset-Backed Securities	20.5%
U.S. Government Agencies	9.1%
Non-Agency Mortgage-Backed Securities	5.3%
Sovereign Issues	4.8%
Municipal Bonds & Notes	1.1%
Short-Term Instruments	2.4%
Affiliated Investments	4.3%
Financial Derivative Instruments	0.1%
Other Assets and Liabilities, Net	(3.6%)
Total	100.0%
Footnote	Description
Footnote*	% of Net Asset Value includes derivatives instruments, if any, valued at the value used for determining the Fund's net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.

Material Fund Change [Text Block]
C000166287
Shareholder Report [Line Items]
Fund Name	PIMCO Short Asset Investment Fund
Class Name	Class M
Trading Symbol	PAMSX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the PIMCO Short Asset Investment Fund (the "Fund") for the period of April 1, 2024 to March 31, 2025 (the "reporting period").
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.pimco.com/literature. You can also request this information by contacting us at 888.87.PIMCO (888.877.4626).
Additional Information Phone Number	888.87.PIMCO (888.877.4626)
Expenses [Text Block]

What were the Fund costs for the reporting period?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class M	$40	0.39%

Expenses Paid, Amount	$ 40
Expense Ratio, Percent	0.39%
Factors Affecting Performance [Text Block]

How did the Fund perform during the reporting period and what affected its performance?

The following affected performance (on a gross basis) during the reporting period:

  Holdings of investment grade corporate credit, particularly financials, contributed to relative performance versus the FTSE 3-Month Treasury Bill Index ("Index"), as investment grade corporate bonds had positive total returns.

  Select holdings of securitized credit, particularly asset-backed securities (“ABS”) and collateralized loan obligations (“CLO”) contributed to relative performance versus the Index, as carry contributions from ABS offset detractions from spreads widening and CLO spreads tightened.

  Overweight exposure to U.S. duration in the 1-year part of the curve contributed to relative performance versus the Index, as interest rates fell.

  There were no material detractors for this Fund.

Performance Past Does Not Indicate Future [Text]	Performance quoted represents past performance. Past performance is not a guarantee or a reliable indicator of future results.
Line Graph [Table Text Block]
	Class M	Bloomberg U.S. Aggregate Index	FTSE 3-Month Treasury Bill Index
3/31/15	$1,000,000	$1,000,000	$1,000,000
4/30/15	$1,001,668	$996,412	$1,000,016
5/31/15	$1,002,331	$994,012	$1,000,030
6/30/15	$1,003,116	$983,174	$1,000,041
7/31/15	$1,003,869	$990,008	$1,000,050
8/31/15	$1,003,519	$988,586	$1,000,075
9/30/15	$1,002,280	$995,273	$1,000,101
10/31/15	$1,004,073	$995,439	$1,000,125
11/30/15	$1,004,910	$992,809	$1,000,152
12/31/15	$1,005,070	$989,601	$1,000,229
1/31/16	$1,004,917	$1,003,219	$1,000,354
2/29/16	$1,005,891	$1,010,335	$1,000,534
3/31/16	$1,007,899	$1,019,605	$1,000,767
4/30/16	$1,009,987	$1,023,519	$1,001,004
5/31/16	$1,012,057	$1,023,781	$1,001,216
6/30/16	$1,012,161	$1,042,177	$1,001,416
7/31/16	$1,013,250	$1,048,765	$1,001,638
8/31/16	$1,015,389	$1,047,566	$1,001,877
9/30/16	$1,016,732	$1,046,952	$1,002,116
10/31/16	$1,019,801	$1,038,944	$1,002,369
11/30/16	$1,020,941	$1,014,369	$1,002,627
12/31/16	$1,022,469	$1,015,800	$1,002,938
1/31/17	$1,024,719	$1,017,793	$1,003,311
2/28/17	$1,025,891	$1,024,634	$1,003,703
3/31/17	$1,027,189	$1,024,097	$1,004,153
4/30/17	$1,028,415	$1,032,000	$1,004,663
5/31/17	$1,029,743	$1,039,943	$1,005,272
6/30/17	$1,032,165	$1,038,896	$1,005,984
7/31/17	$1,033,447	$1,043,367	$1,006,794
8/31/17	$1,034,853	$1,052,726	$1,007,683
9/30/17	$1,037,298	$1,047,712	$1,008,552
10/31/17	$1,039,677	$1,048,319	$1,009,463
11/30/17	$1,041,094	$1,046,973	$1,010,364
12/31/17	$1,042,123	$1,051,778	$1,011,376
1/31/18	$1,044,621	$1,039,665	$1,012,488
2/28/18	$1,046,165	$1,029,809	$1,013,578
3/31/18	$1,047,012	$1,036,414	$1,014,900
4/30/18	$1,049,859	$1,028,705	$1,016,269
5/31/18	$1,050,770	$1,036,047	$1,017,787
6/30/18	$1,052,895	$1,034,773	$1,019,327
7/31/18	$1,055,937	$1,035,019	$1,020,980
8/31/18	$1,058,257	$1,041,679	$1,022,701
9/30/18	$1,061,237	$1,034,971	$1,024,424
10/31/18	$1,062,367	$1,026,792	$1,026,288
11/30/18	$1,062,626	$1,032,921	$1,028,181
12/31/18	$1,062,855	$1,051,898	$1,030,216
1/31/19	$1,066,300	$1,063,068	$1,032,309
2/28/19	$1,069,796	$1,062,452	$1,034,221
3/31/19	$1,071,337	$1,082,853	$1,036,364
4/30/19	$1,073,858	$1,083,130	$1,038,451
5/31/19	$1,075,463	$1,102,358	$1,040,621
6/30/19	$1,077,738	$1,116,201	$1,042,721
7/31/19	$1,081,255	$1,118,657	$1,044,805
8/31/19	$1,083,756	$1,147,643	$1,046,791
9/30/19	$1,085,840	$1,141,531	$1,048,587
10/31/19	$1,088,003	$1,144,969	$1,050,362
11/30/19	$1,090,055	$1,144,386	$1,051,926
12/31/19	$1,090,950	$1,143,588	$1,053,424
1/31/20	$1,095,054	$1,165,596	$1,054,843
2/29/20	$1,096,727	$1,186,575	$1,056,175
3/31/20	$1,069,783	$1,179,592	$1,057,509
4/30/20	$1,084,293	$1,200,561	$1,058,376
5/31/20	$1,091,075	$1,206,151	$1,058,833
6/30/20	$1,097,581	$1,213,749	$1,058,937
7/31/20	$1,099,519	$1,231,878	$1,059,058
8/31/20	$1,101,182	$1,221,935	$1,059,176
9/30/20	$1,101,719	$1,221,265	$1,059,278
10/31/20	$1,102,217	$1,215,812	$1,059,369
11/30/20	$1,102,597	$1,227,742	$1,059,456
12/31/20	$1,104,115	$1,229,433	$1,059,538
1/31/21	$1,104,428	$1,220,618	$1,059,615
2/28/21	$1,104,747	$1,202,992	$1,059,676
3/31/21	$1,103,969	$1,187,971	$1,059,730
4/30/21	$1,104,364	$1,197,356	$1,059,766
5/31/21	$1,104,708	$1,201,268	$1,059,790
6/30/21	$1,105,053	$1,209,708	$1,059,806
7/31/21	$1,104,271	$1,223,233	$1,059,829
8/31/21	$1,104,575	$1,220,905	$1,059,862
9/30/21	$1,104,956	$1,210,334	$1,059,903
10/31/21	$1,104,279	$1,210,000	$1,059,941
11/30/21	$1,103,632	$1,213,580	$1,059,981
12/31/21	$1,103,093	$1,210,475	$1,060,025
1/31/22	$1,102,458	$1,184,396	$1,060,075
2/28/22	$1,099,706	$1,171,183	$1,060,155
3/31/22	$1,095,937	$1,138,645	$1,060,323
4/30/22	$1,093,492	$1,095,436	$1,060,623
5/31/22	$1,094,540	$1,102,499	$1,061,136
6/30/22	$1,090,355	$1,085,203	$1,061,852
7/31/22	$1,092,092	$1,111,719	$1,062,953
8/31/22	$1,096,137	$1,080,306	$1,064,534
9/30/22	$1,098,358	$1,033,630	$1,066,619
10/31/22	$1,098,446	$1,020,242	$1,069,261
11/30/22	$1,102,376	$1,057,762	$1,072,326
12/31/22	$1,109,379	$1,052,991	$1,075,945
1/31/23	$1,113,700	$1,085,385	$1,079,916
2/28/23	$1,116,621	$1,057,322	$1,083,683
3/31/23	$1,117,669	$1,084,180	$1,088,015
4/30/23	$1,122,815	$1,090,751	$1,092,346
5/31/23	$1,128,522	$1,078,874	$1,096,968
6/30/23	$1,134,635	$1,075,027	$1,101,639
7/31/23	$1,141,482	$1,074,277	$1,106,658
8/31/23	$1,146,497	$1,067,415	$1,111,804
9/30/23	$1,152,819	$1,040,290	$1,116,824
10/31/23	$1,157,881	$1,023,873	$1,122,085
11/30/23	$1,163,030	$1,070,241	$1,127,216
12/31/23	$1,168,839	$1,111,209	$1,132,519
1/31/24	$1,176,277	$1,108,157	$1,137,809
2/29/24	$1,181,319	$1,092,501	$1,142,751
3/31/24	$1,187,765	$1,102,589	$1,148,046
4/30/24	$1,194,184	$1,074,739	$1,153,200
5/31/24	$1,199,885	$1,092,959	$1,158,559
6/30/24	$1,204,803	$1,103,307	$1,163,774
7/31/24	$1,210,167	$1,129,077	$1,169,185
8/31/24	$1,216,993	$1,145,301	$1,174,577
9/30/24	$1,221,752	$1,160,636	$1,179,725
10/31/24	$1,226,837	$1,131,854	$1,184,817
11/30/24	$1,231,875	$1,143,821	$1,189,527
12/31/24	$1,236,968	$1,125,101	$1,194,204
1/31/25	$1,241,953	$1,131,070	$1,198,799
2/28/25	$1,246,451	$1,155,956	$1,202,884
3/31/25	$1,251,050	$1,156,391	$1,207,357

Average Annual Return [Table Text Block]
Class/Index Name	1 Year	5 Years	10 Years
Class M	5.33%	3.18%	2.27%
Bloomberg U.S. Aggregate Index	4.88%	(0.40%)	1.46%
FTSE 3-Month Treasury Bill Index	5.17%	2.69%	1.90%

No Deduction of Taxes [Text Block]	Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
Performance Table Market Index Changed [Text Block]	Differences in the Fund’s performance versus an index and related attribution information with respect to particular categories of securities or individual positions may be attributable, in part, to differences in the pricing methodologies used by the Fund and the index.
Updated Performance Information Location [Text Block]	For performance current to the most recent month-end, visit www.pimco.com/literature or via 888.87.PIMCO (888.877.4626).
AssetsNet	$ 2,035,965,000
Holdings Count | Holding	389
Advisory Fees Paid, Amount	$ 5,035,000
InvestmentCompanyPortfolioTurnover	86.00%
Additional Fund Statistics [Text Block]

Key Fund StatisticsFootnote Reference† (as of the end of the reporting period)

Total Net Assets	$2,035,965
# of Portfolio Holdings	389
Portfolio Turnover Rate	86%
Total Net Advisory Fees Paid During the Reporting Period	$5,035
Footnote	Description
Footnote†	Dollar amounts displayed in 000's

Holdings [Text Block]

Security Type Breakdown (% of Net Asset Value)Footnote Reference*

Corporate Bonds & Notes	56.0%
Asset-Backed Securities	20.5%
U.S. Government Agencies	9.1%
Non-Agency Mortgage-Backed Securities	5.3%
Sovereign Issues	4.8%
Municipal Bonds & Notes	1.1%
Short-Term Instruments	2.4%
Affiliated Investments	4.3%
Financial Derivative Instruments	0.1%
Other Assets and Liabilities, Net	(3.6%)
Total	100.0%
Footnote	Description
Footnote*	% of Net Asset Value includes derivatives instruments, if any, valued at the value used for determining the Fund's net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.

Material Fund Change [Text Block]
C000114209
Shareholder Report [Line Items]
Fund Name	PIMCO Short Asset Investment Fund
Class Name	I-2
Trading Symbol	PAIPX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the PIMCO Short Asset Investment Fund (the "Fund") for the period of April 1, 2024 to March 31, 2025 (the "reporting period").
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.pimco.com/literature. You can also request this information by contacting us at 888.87.PIMCO (888.877.4626).
Additional Information Phone Number	888.87.PIMCO (888.877.4626)
Expenses [Text Block]

What were the Fund costs for the reporting period?

(based on a hypothetical $10,000 investment)
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
I-2	$50	0.49%

Expenses Paid, Amount	$ 50
Expense Ratio, Percent	0.49%
Factors Affecting Performance [Text Block]

How did the Fund perform during the reporting period and what affected its performance?

The following affected performance (on a gross basis) during the reporting period:

  Holdings of investment grade corporate credit, particularly financials, contributed to relative performance versus the FTSE 3-Month Treasury Bill Index ("Index"), as investment grade corporate bonds had positive total returns.

  Select holdings of securitized credit, particularly asset-backed securities (“ABS”) and collateralized loan obligations (“CLO”) contributed to relative performance versus the Index, as carry contributions from ABS offset detractions from spreads widening and CLO spreads tightened.

  Overweight exposure to U.S. duration in the 1-year part of the curve contributed to relative performance versus the Index, as interest rates fell.

  There were no material detractors for this Fund.

Performance Past Does Not Indicate Future [Text]	Performance quoted represents past performance. Past performance is not a guarantee or a reliable indicator of future results.
Line Graph [Table Text Block]
	I-2	Bloomberg U.S. Aggregate Index	FTSE 3-Month Treasury Bill Index
3/31/15	$1,000,000	$1,000,000	$1,000,000
4/30/15	$1,001,584	$996,412	$1,000,016
5/31/15	$1,002,163	$994,012	$1,000,030
6/30/15	$1,002,867	$983,174	$1,000,041
7/31/15	$1,003,528	$990,008	$1,000,050
8/31/15	$1,003,095	$988,586	$1,000,075
9/30/15	$1,001,774	$995,273	$1,000,101
10/31/15	$1,003,465	$995,439	$1,000,125
11/30/15	$1,004,223	$992,809	$1,000,152
12/31/15	$1,004,286	$989,601	$1,000,229
1/31/16	$1,004,034	$1,003,219	$1,000,354
2/29/16	$1,004,927	$1,010,335	$1,000,534
3/31/16	$1,006,858	$1,019,605	$1,000,767
4/30/16	$1,008,885	$1,023,519	$1,001,004
5/31/16	$1,010,849	$1,023,781	$1,001,216
6/30/16	$1,010,854	$1,042,177	$1,001,416
7/31/16	$1,011,859	$1,048,765	$1,001,638
8/31/16	$1,013,904	$1,047,566	$1,001,877
9/30/16	$1,015,124	$1,046,952	$1,002,116
10/31/16	$1,018,115	$1,038,944	$1,002,369
11/30/16	$1,019,180	$1,014,369	$1,002,627
12/31/16	$1,020,616	$1,015,800	$1,002,938
1/31/17	$1,022,783	$1,017,793	$1,003,311
2/28/17	$1,023,890	$1,024,634	$1,003,703
3/31/17	$1,025,090	$1,024,097	$1,004,153
4/30/17	$1,026,251	$1,032,000	$1,004,663
5/31/17	$1,027,474	$1,039,943	$1,005,272
6/30/17	$1,029,791	$1,038,896	$1,005,984
7/31/17	$1,030,978	$1,043,367	$1,006,794
8/31/17	$1,032,275	$1,052,726	$1,007,683
9/30/17	$1,034,629	$1,047,712	$1,008,552
10/31/17	$1,036,921	$1,048,319	$1,009,463
11/30/17	$1,038,249	$1,046,973	$1,010,364
12/31/17	$1,039,177	$1,051,778	$1,011,376
1/31/18	$1,041,574	$1,039,665	$1,012,488
2/28/18	$1,043,027	$1,029,809	$1,013,578
3/31/18	$1,043,684	$1,036,414	$1,014,900
4/30/18	$1,046,438	$1,028,705	$1,016,269
5/31/18	$1,047,264	$1,036,047	$1,017,787
6/30/18	$1,049,293	$1,034,773	$1,019,327
7/31/18	$1,052,239	$1,035,019	$1,020,980
8/31/18	$1,054,452	$1,041,679	$1,022,701
9/30/18	$1,057,344	$1,034,971	$1,024,424
10/31/18	$1,058,381	$1,026,792	$1,026,288
11/30/18	$1,058,547	$1,032,921	$1,028,181
12/31/18	$1,058,688	$1,051,898	$1,030,216
1/31/19	$1,062,032	$1,063,068	$1,032,309
2/28/19	$1,065,432	$1,062,452	$1,034,221
3/31/19	$1,066,877	$1,082,853	$1,036,364
4/30/19	$1,069,299	$1,083,130	$1,038,451
5/31/19	$1,070,808	$1,102,358	$1,040,621
6/30/19	$1,072,991	$1,116,201	$1,042,721
7/31/19	$1,076,400	$1,118,657	$1,044,805
8/31/19	$1,078,792	$1,147,643	$1,046,791
9/30/19	$1,080,784	$1,141,531	$1,048,587
10/31/19	$1,082,845	$1,144,969	$1,050,362
11/30/19	$1,084,795	$1,144,386	$1,051,926
12/31/19	$1,085,593	$1,143,588	$1,053,424
1/31/20	$1,089,583	$1,165,596	$1,054,843
2/29/20	$1,091,164	$1,186,575	$1,056,175
3/31/20	$1,064,269	$1,179,592	$1,057,509
4/30/20	$1,078,617	$1,200,561	$1,058,376
5/31/20	$1,085,271	$1,206,151	$1,058,833
6/30/20	$1,091,653	$1,213,749	$1,058,937
7/31/20	$1,093,481	$1,231,878	$1,059,058
8/31/20	$1,095,048	$1,221,935	$1,059,176
9/30/20	$1,095,492	$1,221,265	$1,059,278
10/31/20	$1,095,891	$1,215,812	$1,059,369
11/30/20	$1,096,182	$1,227,742	$1,059,456
12/31/20	$1,097,588	$1,229,433	$1,059,538
1/31/21	$1,097,815	$1,220,618	$1,059,615
2/28/21	$1,098,049	$1,202,992	$1,059,676
3/31/21	$1,097,181	$1,187,971	$1,059,730
4/30/21	$1,097,478	$1,197,356	$1,059,766
5/31/21	$1,097,732	$1,201,268	$1,059,790
6/30/21	$1,097,985	$1,209,708	$1,059,806
7/31/21	$1,097,110	$1,223,233	$1,059,829
8/31/21	$1,097,323	$1,220,905	$1,059,862
9/30/21	$1,097,610	$1,210,334	$1,059,903
10/31/21	$1,096,843	$1,210,000	$1,059,941
11/30/21	$1,096,111	$1,213,580	$1,059,981
12/31/21	$1,095,476	$1,210,475	$1,060,025
1/31/22	$1,094,756	$1,184,396	$1,060,075
2/28/22	$1,091,942	$1,171,183	$1,060,155
3/31/22	$1,088,106	$1,138,645	$1,060,323
4/30/22	$1,085,587	$1,095,436	$1,060,623
5/31/22	$1,086,538	$1,102,499	$1,061,136
6/30/22	$1,082,294	$1,085,203	$1,061,852
7/31/22	$1,083,925	$1,111,719	$1,062,953
8/31/22	$1,087,849	$1,080,306	$1,064,534
9/30/22	$1,089,957	$1,033,630	$1,066,619
10/31/22	$1,089,958	$1,020,242	$1,069,261
11/30/22	$1,093,768	$1,057,762	$1,072,326
12/31/22	$1,100,616	$1,052,991	$1,075,945
1/31/23	$1,104,937	$1,085,385	$1,079,916
2/28/23	$1,110,730	$1,057,322	$1,083,683
3/31/23	$1,111,658	$1,084,180	$1,088,015
4/30/23	$1,116,695	$1,090,751	$1,092,346
5/31/23	$1,122,287	$1,078,874	$1,096,968
6/30/23	$1,128,288	$1,075,027	$1,101,639
7/31/23	$1,135,018	$1,074,277	$1,106,658
8/31/23	$1,139,915	$1,067,415	$1,111,804
9/30/23	$1,146,105	$1,040,290	$1,116,824
10/31/23	$1,151,053	$1,023,873	$1,122,085
11/30/23	$1,156,083	$1,070,241	$1,127,216
12/31/23	$1,161,768	$1,111,209	$1,132,519
1/31/24	$1,169,080	$1,108,157	$1,137,809
2/29/24	$1,174,000	$1,092,501	$1,142,751
3/31/24	$1,180,311	$1,102,589	$1,148,046
4/30/24	$1,186,593	$1,074,739	$1,153,200
5/31/24	$1,192,145	$1,092,959	$1,158,559
6/30/24	$1,196,940	$1,103,307	$1,163,774
7/31/24	$1,202,176	$1,129,077	$1,169,185
8/31/24	$1,208,844	$1,145,301	$1,174,577
9/30/24	$1,213,476	$1,160,636	$1,179,725
10/31/24	$1,218,413	$1,131,854	$1,184,817
11/30/24	$1,223,303	$1,143,821	$1,189,527
12/31/24	$1,228,248	$1,125,101	$1,194,204
1/31/25	$1,233,078	$1,131,070	$1,198,799
2/28/25	$1,237,432	$1,155,956	$1,202,884
3/31/25	$1,241,885	$1,156,391	$1,207,357

Average Annual Return [Table Text Block]
Class/Index Name	1 Year	5 Years	10 Years
I-2	5.22%	3.13%	2.19%
Bloomberg U.S. Aggregate Index	4.88%	(0.40%)	1.46%
FTSE 3-Month Treasury Bill Index	5.17%	2.69%	1.90%

No Deduction of Taxes [Text Block]	Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
Performance Table Market Index Changed [Text Block]	Differences in the Fund’s performance versus an index and related attribution information with respect to particular categories of securities or individual positions may be attributable, in part, to differences in the pricing methodologies used by the Fund and the index.
Updated Performance Information Location [Text Block]	For performance current to the most recent month-end, visit www.pimco.com/literature or via 888.87.PIMCO (888.877.4626).
AssetsNet	$ 2,035,965,000
Holdings Count | Holding	389
Advisory Fees Paid, Amount	$ 5,035,000
InvestmentCompanyPortfolioTurnover	86.00%
Additional Fund Statistics [Text Block]

Key Fund StatisticsFootnote Reference† (as of the end of the reporting period)

Total Net Assets	$2,035,965
# of Portfolio Holdings	389
Portfolio Turnover Rate	86%
Total Net Advisory Fees Paid During the Reporting Period	$5,035
Footnote	Description
Footnote†	Dollar amounts displayed in 000's

Holdings [Text Block]

Security Type Breakdown (% of Net Asset Value)Footnote Reference*

Corporate Bonds & Notes	56.0%
Asset-Backed Securities	20.5%
U.S. Government Agencies	9.1%
Non-Agency Mortgage-Backed Securities	5.3%
Sovereign Issues	4.8%
Municipal Bonds & Notes	1.1%
Short-Term Instruments	2.4%
Affiliated Investments	4.3%
Financial Derivative Instruments	0.1%
Other Assets and Liabilities, Net	(3.6%)
Total	100.0%
Footnote	Description
Footnote*	% of Net Asset Value includes derivatives instruments, if any, valued at the value used for determining the Fund's net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.

Material Fund Change [Text Block]
C000026625
Shareholder Report [Line Items]
Fund Name	PIMCO Short-Term Fund
Class Name	Class A
Trading Symbol	PSHAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the PIMCO Short-Term Fund (the "Fund") for the period of April 1, 2024 to March 31, 2025 (the "reporting period").
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.pimco.com/literature. You can also request this information by contacting us at 888.87.PIMCO (888.877.4626).
Additional Information Phone Number	888.87.PIMCO (888.877.4626)
Expenses [Text Block]

What were the Fund costs for the reporting period?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$76	0.74%

Expenses Paid, Amount	$ 76
Expense Ratio, Percent	0.74%
Factors Affecting Performance [Text Block]

How did the Fund perform during the reporting period and what affected its performance?

The following affected performance (on a gross basis) during the reporting period:

  Select holdings of securitized credit, particularly asset-based securities (“ABS”) and collateralized loan obligations (“CLO”) contributed to relative performance versus the FTSE 3-Month Treasury Bill Index ("Index"), as coupon payments on ABS investments offset spread widening, and CLO spreads tightened.

  Holdings of investment grade corporate credit, particularly financials, contributed to relative performance versus the Index, as investment grade corporate bonds had positive total returns.

  Overweight exposure to U.S. duration in the 1-year part of the curve contributed to relative performance versus the Index, as interest rates fell.

  Overweight exposure to U.K. duration in the 5-year part of the curve detracted from relative performance versus the Index, as interest rates rose.

  There were no other material detractors for this Fund.

Performance Past Does Not Indicate Future [Text]	Performance quoted represents past performance. Past performance is not a guarantee or a reliable indicator of future results.
Line Graph [Table Text Block]
	Class A (including sales charge)	Bloomberg U.S. Aggregate Index	FTSE 3-Month Treasury Bill Index
3/31/15	$9,775	$10,000	$10,000
4/30/15	$9,791	$9,964	$10,000
5/31/15	$9,819	$9,940	$10,000
6/30/15	$9,827	$9,832	$10,000
7/31/15	$9,826	$9,900	$10,001
8/31/15	$9,805	$9,886	$10,001
9/30/15	$9,755	$9,953	$10,001
10/31/15	$9,815	$9,954	$10,001
11/30/15	$9,827	$9,928	$10,002
12/31/15	$9,833	$9,896	$10,002
1/31/16	$9,794	$10,032	$10,004
2/29/16	$9,764	$10,103	$10,005
3/31/16	$9,797	$10,196	$10,008
4/30/16	$9,851	$10,235	$10,010
5/31/16	$9,914	$10,238	$10,012
6/30/16	$9,877	$10,422	$10,014
7/31/16	$9,912	$10,488	$10,016
8/31/16	$9,969	$10,476	$10,019
9/30/16	$9,981	$10,470	$10,021
10/31/16	$10,014	$10,389	$10,024
11/30/16	$10,039	$10,144	$10,026
12/31/16	$10,061	$10,158	$10,029
1/31/17	$10,079	$10,178	$10,033
2/28/17	$10,100	$10,246	$10,037
3/31/17	$10,113	$10,241	$10,042
4/30/17	$10,135	$10,320	$10,047
5/31/17	$10,137	$10,399	$10,053
6/30/17	$10,182	$10,389	$10,060
7/31/17	$10,183	$10,434	$10,068
8/31/17	$10,185	$10,527	$10,077
9/30/17	$10,229	$10,477	$10,086
10/31/17	$10,263	$10,483	$10,095
11/30/17	$10,288	$10,470	$10,104
12/31/17	$10,280	$10,518	$10,114
1/31/18	$10,292	$10,397	$10,125
2/28/18	$10,305	$10,298	$10,136
3/31/18	$10,300	$10,364	$10,149
4/30/18	$10,347	$10,287	$10,163
5/31/18	$10,355	$10,360	$10,178
6/30/18	$10,374	$10,348	$10,193
7/31/18	$10,402	$10,350	$10,210
8/31/18	$10,413	$10,417	$10,227
9/30/18	$10,451	$10,350	$10,244
10/31/18	$10,470	$10,268	$10,263
11/30/18	$10,459	$10,329	$10,282
12/31/18	$10,408	$10,519	$10,302
1/31/19	$10,459	$10,631	$10,323
2/28/19	$10,500	$10,625	$10,342
3/31/19	$10,512	$10,829	$10,364
4/30/19	$10,546	$10,831	$10,385
5/31/19	$10,548	$11,024	$10,406
6/30/19	$10,557	$11,162	$10,427
7/31/19	$10,610	$11,187	$10,448
8/31/19	$10,599	$11,476	$10,468
9/30/19	$10,628	$11,415	$10,486
10/31/19	$10,634	$11,450	$10,504
11/30/19	$10,653	$11,444	$10,519
12/31/19	$10,665	$11,436	$10,534
1/31/20	$10,736	$11,656	$10,548
2/29/20	$10,773	$11,866	$10,562
3/31/20	$10,435	$11,796	$10,575
4/30/20	$10,613	$12,006	$10,584
5/31/20	$10,703	$12,062	$10,588
6/30/20	$10,833	$12,137	$10,589
7/31/20	$10,852	$12,319	$10,591
8/31/20	$10,870	$12,219	$10,592
9/30/20	$10,898	$12,213	$10,593
10/31/20	$10,926	$12,158	$10,594
11/30/20	$10,908	$12,277	$10,595
12/31/20	$10,930	$12,294	$10,595
1/31/21	$10,955	$12,206	$10,596
2/28/21	$10,947	$12,030	$10,597
3/31/21	$10,951	$11,880	$10,597
4/30/21	$10,956	$11,974	$10,598
5/31/21	$10,959	$12,013	$10,598
6/30/21	$10,940	$12,097	$10,598
7/31/21	$10,932	$12,232	$10,598
8/31/21	$10,935	$12,209	$10,599
9/30/21	$10,949	$12,103	$10,599
10/31/21	$10,919	$12,100	$10,599
11/30/21	$10,900	$12,136	$10,600
12/31/21	$10,903	$12,105	$10,600
1/31/22	$10,895	$11,844	$10,601
2/28/22	$10,855	$11,712	$10,602
3/31/22	$10,781	$11,386	$10,603
4/30/22	$10,778	$10,954	$10,606
5/31/22	$10,765	$11,025	$10,611
6/30/22	$10,720	$10,852	$10,619
7/31/22	$10,712	$11,117	$10,630
8/31/22	$10,771	$10,803	$10,645
9/30/22	$10,777	$10,336	$10,666
10/31/22	$10,751	$10,202	$10,693
11/30/22	$10,775	$10,578	$10,723
12/31/22	$10,865	$10,530	$10,759
1/31/23	$10,915	$10,854	$10,799
2/28/23	$10,979	$10,573	$10,837
3/31/23	$10,968	$10,842	$10,880
4/30/23	$11,024	$10,908	$10,923
5/31/23	$11,086	$10,789	$10,970
6/30/23	$11,153	$10,750	$11,016
7/31/23	$11,217	$10,743	$11,067
8/31/23	$11,274	$10,674	$11,118
9/30/23	$11,344	$10,403	$11,168
10/31/23	$11,402	$10,239	$11,221
11/30/23	$11,437	$10,702	$11,272
12/31/23	$11,497	$11,112	$11,325
1/31/24	$11,567	$11,082	$11,378
2/29/24	$11,638	$10,925	$11,428
3/31/24	$11,699	$11,026	$11,480
4/30/24	$11,760	$10,747	$11,532
5/31/24	$11,826	$10,930	$11,586
6/30/24	$11,860	$11,033	$11,638
7/31/24	$11,910	$11,291	$11,692
8/31/24	$11,964	$11,453	$11,746
9/30/24	$12,010	$11,606	$11,797
10/31/24	$12,070	$11,319	$11,848
11/30/24	$12,131	$11,438	$11,895
12/31/24	$12,204	$11,251	$11,942
1/31/25	$12,265	$11,311	$11,988
2/28/25	$12,297	$11,560	$12,029
3/31/25	$12,329	$11,564	$12,074

Average Annual Return [Table Text Block]
Class/Index Name	1 Year	5 Years	10 Years
Class A (excluding sales charge)	5.39%	3.39%	2.35%
Class A (including sales charge)	3.02%	2.92%	2.12%
Bloomberg U.S. Aggregate Index	4.88%	(0.40%)	1.46%
FTSE 3-Month Treasury Bill Index	5.17%	2.69%	1.90%

No Deduction of Taxes [Text Block]	Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
Performance Table Market Index Changed [Text Block]	Differences in the Fund’s performance versus an index and related attribution information with respect to particular categories of securities or individual positions may be attributable, in part, to differences in the pricing methodologies used by the Fund and the index.
Updated Performance Information Location [Text Block]	For performance current to the most recent month-end, visit www.pimco.com/literature or via 888.87.PIMCO (888.877.4626).
AssetsNet	$ 9,789,626,000
Holdings Count | Holding	1,288
Advisory Fees Paid, Amount	$ 25,342,000
InvestmentCompanyPortfolioTurnover	108.00%
Additional Fund Statistics [Text Block]

Key Fund StatisticsFootnote Reference† (as of the end of the reporting period)

Total Net Assets	$9,789,626
# of Portfolio Holdings	1,288
Portfolio Turnover Rate	108%
Total Net Advisory Fees Paid During the Reporting Period	$25,342
Footnote	Description
Footnote†	Dollar amounts displayed in 000's

Holdings [Text Block]

Security Type Breakdown (% of Net Asset Value)Footnote Reference*

Corporate Bonds & Notes	52.8%
Asset-Backed Securities	21.5%
U.S. Government Agencies	16.7%
Non-Agency Mortgage-Backed Securities	9.0%
Sovereign Issues	2.2%
U.S. Treasury Obligations	0.7%
Municipal Bonds & Notes	0.3%
Short-Term Instruments	26.5%
Affiliated Investments	0.1%
Financial Derivative Instruments	0.0%Footnote Reference^
Other Assets and Liabilities, Net	(29.8%)
Total	100.0%
Footnote	Description
Footnote^	Rounded value of investments is less than 0.1% of net assets.
Footnote*	% of Net Asset Value includes derivatives instruments, if any, valued at the value used for determining the Fund's net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.

Material Fund Change [Text Block]
C000026624
Shareholder Report [Line Items]
Fund Name	PIMCO Short-Term Fund
Class Name	Administrative Class
Trading Symbol	PSFAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the PIMCO Short-Term Fund (the "Fund") for the period of April 1, 2024 to March 31, 2025 (the "reporting period").
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.pimco.com/literature. You can also request this information by contacting us at 888.87.PIMCO (888.877.4626).
Additional Information Phone Number	888.87.PIMCO (888.877.4626)
Expenses [Text Block]

What were the Fund costs for the reporting period?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Administrative Class	$76	0.74%

Expenses Paid, Amount	$ 76
Expense Ratio, Percent	0.74%
Factors Affecting Performance [Text Block]

How did the Fund perform during the reporting period and what affected its performance?

The following affected performance (on a gross basis) during the reporting period:

  Select holdings of securitized credit, particularly asset-based securities (“ABS”) and collateralized loan obligations (“CLO”) contributed to relative performance versus the FTSE 3-Month Treasury Bill Index ("Index"), as coupon payments on ABS investments offset spread widening, and CLO spreads tightened.

  Holdings of investment grade corporate credit, particularly financials, contributed to relative performance versus the Index, as investment grade corporate bonds had positive total returns.

  Overweight exposure to U.S. duration in the 1-year part of the curve contributed to relative performance versus the Index, as interest rates fell.

  Overweight exposure to U.K. duration in the 5-year part of the curve detracted from relative performance versus the Index, as interest rates rose.

  There were no other material detractors for this Fund.

Performance Past Does Not Indicate Future [Text]	Performance quoted represents past performance. Past performance is not a guarantee or a reliable indicator of future results.
Line Graph [Table Text Block]
	Administrative Class	Bloomberg U.S. Aggregate Index	FTSE 3-Month Treasury Bill Index
3/31/15	$1,000,000	$1,000,000	$1,000,000
4/30/15	$1,001,629	$996,412	$1,000,016
5/31/15	$1,004,463	$994,012	$1,000,030
6/30/15	$1,005,310	$983,174	$1,000,041
7/31/15	$1,005,200	$990,008	$1,000,050
8/31/15	$1,003,113	$988,586	$1,000,075
9/30/15	$997,939	$995,273	$1,000,101
10/31/15	$1,004,107	$995,439	$1,000,125
11/30/15	$1,005,288	$992,809	$1,000,152
12/31/15	$1,005,926	$989,601	$1,000,229
1/31/16	$1,001,919	$1,003,219	$1,000,354
2/29/16	$998,870	$1,010,335	$1,000,534
3/31/16	$1,002,214	$1,019,605	$1,000,767
4/30/16	$1,007,789	$1,023,519	$1,001,004
5/31/16	$1,014,201	$1,023,781	$1,001,216
6/30/16	$1,010,408	$1,042,177	$1,001,416
7/31/16	$1,014,050	$1,048,765	$1,001,638
8/31/16	$1,019,792	$1,047,566	$1,001,877
9/30/16	$1,021,035	$1,046,952	$1,002,116
10/31/16	$1,024,416	$1,038,944	$1,002,369
11/30/16	$1,027,018	$1,014,369	$1,002,627
12/31/16	$1,029,212	$1,015,800	$1,002,938
1/31/17	$1,031,135	$1,017,793	$1,003,311
2/28/17	$1,033,298	$1,024,634	$1,003,703
3/31/17	$1,034,556	$1,024,097	$1,004,153
4/30/17	$1,036,811	$1,032,000	$1,004,663
5/31/17	$1,037,031	$1,039,943	$1,005,272
6/30/17	$1,041,615	$1,038,896	$1,005,984
7/31/17	$1,041,765	$1,043,367	$1,006,794
8/31/17	$1,041,990	$1,052,726	$1,007,683
9/30/17	$1,046,411	$1,047,712	$1,008,552
10/31/17	$1,049,896	$1,048,319	$1,009,463
11/30/17	$1,052,479	$1,046,973	$1,010,364
12/31/17	$1,051,621	$1,051,778	$1,011,376
1/31/18	$1,052,850	$1,039,665	$1,012,488
2/28/18	$1,054,231	$1,029,809	$1,013,578
3/31/18	$1,053,722	$1,036,414	$1,014,900
4/30/18	$1,058,541	$1,028,705	$1,016,269
5/31/18	$1,059,371	$1,036,047	$1,017,787
6/30/18	$1,061,272	$1,034,773	$1,019,327
7/31/18	$1,064,166	$1,035,019	$1,020,980
8/31/18	$1,065,298	$1,041,679	$1,022,701
9/30/18	$1,069,184	$1,034,971	$1,024,424
10/31/18	$1,071,100	$1,026,792	$1,026,288
11/30/18	$1,070,018	$1,032,921	$1,028,181
12/31/18	$1,064,790	$1,051,898	$1,030,216
1/31/19	$1,069,950	$1,063,068	$1,032,309
2/28/19	$1,074,122	$1,062,452	$1,034,221
3/31/19	$1,075,422	$1,082,853	$1,036,364
4/30/19	$1,078,848	$1,083,130	$1,038,451
5/31/19	$1,079,053	$1,102,358	$1,040,621
6/30/19	$1,080,024	$1,116,201	$1,042,721
7/31/19	$1,085,464	$1,118,657	$1,044,805
8/31/19	$1,084,293	$1,147,643	$1,046,791
9/30/19	$1,087,214	$1,141,531	$1,048,587
10/31/19	$1,087,916	$1,144,969	$1,050,362
11/30/19	$1,089,792	$1,144,386	$1,051,926
12/31/19	$1,091,050	$1,143,588	$1,053,424
1/31/20	$1,098,340	$1,165,596	$1,054,843
2/29/20	$1,102,060	$1,186,575	$1,056,175
3/31/20	$1,067,563	$1,179,592	$1,057,509
4/30/20	$1,085,764	$1,200,561	$1,058,376
5/31/20	$1,094,895	$1,206,151	$1,058,833
6/30/20	$1,108,270	$1,213,749	$1,058,937
7/31/20	$1,110,217	$1,231,878	$1,059,058
8/31/20	$1,112,000	$1,221,935	$1,059,176
9/30/20	$1,114,911	$1,221,265	$1,059,278
10/31/20	$1,117,724	$1,215,812	$1,059,369
11/30/20	$1,115,951	$1,227,742	$1,059,456
12/31/20	$1,118,120	$1,229,433	$1,059,538
1/31/21	$1,120,694	$1,220,618	$1,059,615
2/28/21	$1,119,936	$1,202,992	$1,059,676
3/31/21	$1,120,340	$1,187,971	$1,059,730
4/30/21	$1,120,785	$1,197,356	$1,059,766
5/31/21	$1,121,145	$1,201,268	$1,059,790
6/30/21	$1,119,202	$1,209,708	$1,059,806
7/31/21	$1,118,374	$1,223,233	$1,059,829
8/31/21	$1,118,656	$1,220,905	$1,059,862
9/30/21	$1,120,108	$1,210,334	$1,059,903
10/31/21	$1,117,005	$1,210,000	$1,059,941
11/30/21	$1,115,052	$1,213,580	$1,059,981
12/31/21	$1,115,416	$1,210,475	$1,060,025
1/31/22	$1,114,581	$1,184,396	$1,060,075
2/28/22	$1,110,436	$1,171,183	$1,060,155
3/31/22	$1,102,939	$1,138,645	$1,060,323
4/30/22	$1,102,608	$1,095,436	$1,060,623
5/31/22	$1,101,261	$1,102,499	$1,061,136
6/30/22	$1,096,695	$1,085,203	$1,061,852
7/31/22	$1,095,813	$1,111,719	$1,062,953
8/31/22	$1,101,875	$1,080,306	$1,064,534
9/30/22	$1,102,516	$1,033,630	$1,066,619
10/31/22	$1,099,870	$1,020,242	$1,069,261
11/30/22	$1,102,324	$1,057,762	$1,072,326
12/31/22	$1,111,528	$1,052,991	$1,075,945
1/31/23	$1,116,642	$1,085,385	$1,079,916
2/28/23	$1,123,186	$1,057,322	$1,083,683
3/31/23	$1,122,045	$1,084,180	$1,088,015
4/30/23	$1,127,756	$1,090,751	$1,092,346
5/31/23	$1,134,138	$1,078,874	$1,096,968
6/30/23	$1,140,971	$1,075,027	$1,101,639
7/31/23	$1,147,512	$1,074,277	$1,106,658
8/31/23	$1,153,303	$1,067,415	$1,111,804
9/30/23	$1,160,482	$1,040,290	$1,116,824
10/31/23	$1,166,410	$1,023,873	$1,122,085
11/30/23	$1,170,013	$1,070,241	$1,127,216
12/31/23	$1,176,208	$1,111,209	$1,132,519
1/31/24	$1,183,358	$1,108,157	$1,137,809
2/29/24	$1,190,550	$1,092,501	$1,142,751
3/31/24	$1,196,777	$1,102,589	$1,148,046
4/30/24	$1,203,035	$1,074,739	$1,153,200
5/31/24	$1,209,798	$1,092,959	$1,158,559
6/30/24	$1,213,320	$1,103,307	$1,163,774
7/31/24	$1,218,455	$1,129,077	$1,169,185
8/31/24	$1,223,911	$1,145,301	$1,174,577
9/30/24	$1,228,625	$1,160,636	$1,179,725
10/31/24	$1,234,826	$1,131,854	$1,184,817
11/30/24	$1,241,046	$1,143,821	$1,189,527
12/31/24	$1,248,518	$1,125,101	$1,194,204
1/31/25	$1,254,708	$1,131,070	$1,198,799
2/28/25	$1,257,953	$1,155,956	$1,202,884
3/31/25	$1,261,277	$1,156,391	$1,207,357

Average Annual Return [Table Text Block]
Class/Index Name	1 Year	5 Years	10 Years
Administrative Class	5.39%	3.39%	2.35%
Bloomberg U.S. Aggregate Index	4.88%	(0.40%)	1.46%
FTSE 3-Month Treasury Bill Index	5.17%	2.69%	1.90%

No Deduction of Taxes [Text Block]	Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
Performance Table Market Index Changed [Text Block]	Differences in the Fund’s performance versus an index and related attribution information with respect to particular categories of securities or individual positions may be attributable, in part, to differences in the pricing methodologies used by the Fund and the index.
Updated Performance Information Location [Text Block]	For performance current to the most recent month-end, visit www.pimco.com/literature or via 888.87.PIMCO (888.877.4626).
AssetsNet	$ 9,789,626,000
Holdings Count | Holding	1,288
Advisory Fees Paid, Amount	$ 25,342,000
InvestmentCompanyPortfolioTurnover	108.00%
Additional Fund Statistics [Text Block]

Key Fund StatisticsFootnote Reference† (as of the end of the reporting period)

Total Net Assets	$9,789,626
# of Portfolio Holdings	1,288
Portfolio Turnover Rate	108%
Total Net Advisory Fees Paid During the Reporting Period	$25,342
Footnote	Description
Footnote†	Dollar amounts displayed in 000's

Holdings [Text Block]

Security Type Breakdown (% of Net Asset Value)Footnote Reference*

Corporate Bonds & Notes	52.8%
Asset-Backed Securities	21.5%
U.S. Government Agencies	16.7%
Non-Agency Mortgage-Backed Securities	9.0%
Sovereign Issues	2.2%
U.S. Treasury Obligations	0.7%
Municipal Bonds & Notes	0.3%
Short-Term Instruments	26.5%
Affiliated Investments	0.1%
Financial Derivative Instruments	0.0%Footnote Reference^
Other Assets and Liabilities, Net	(29.8%)
Total	100.0%
Footnote	Description
Footnote^	Rounded value of investments is less than 0.1% of net assets.
Footnote*	% of Net Asset Value includes derivatives instruments, if any, valued at the value used for determining the Fund's net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.

Material Fund Change [Text Block]
C000026627
Shareholder Report [Line Items]
Fund Name	PIMCO Short-Term Fund
Class Name	Class C
Trading Symbol	PFTCX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the PIMCO Short-Term Fund (the "Fund") for the period of April 1, 2024 to March 31, 2025 (the "reporting period").
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.pimco.com/literature. You can also request this information by contacting us at 888.87.PIMCO (888.877.4626).
Additional Information Phone Number	888.87.PIMCO (888.877.4626)
Expenses [Text Block]

What were the Fund costs for the reporting period?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$107	1.04%

Expenses Paid, Amount	$ 107
Expense Ratio, Percent	1.04%
Factors Affecting Performance [Text Block]

How did the Fund perform during the reporting period and what affected its performance?

The following affected performance (on a gross basis) during the reporting period:

  Select holdings of securitized credit, particularly asset-based securities (“ABS”) and collateralized loan obligations (“CLO”) contributed to relative performance versus the FTSE 3-Month Treasury Bill Index ("Index"), as coupon payments on ABS investments offset spread widening, and CLO spreads tightened.

  Holdings of investment grade corporate credit, particularly financials, contributed to relative performance versus the Index, as investment grade corporate bonds had positive total returns.

  Overweight exposure to U.S. duration in the 1-year part of the curve contributed to relative performance versus the Index, as interest rates fell.

  Overweight exposure to U.K. duration in the 5-year part of the curve detracted from relative performance versus the Index, as interest rates rose.

  There were no other material detractors for this Fund.

Performance Past Does Not Indicate Future [Text]	Performance quoted represents past performance. Past performance is not a guarantee or a reliable indicator of future results.
Line Graph [Table Text Block]
	Class C (excluding sales charge)	Bloomberg U.S. Aggregate Index	FTSE 3-Month Treasury Bill Index
3/31/15	$10,000	$10,000	$10,000
4/30/15	$10,014	$9,964	$10,000
5/31/15	$10,040	$9,940	$10,000
6/30/15	$10,046	$9,832	$10,000
7/31/15	$10,042	$9,900	$10,001
8/31/15	$10,019	$9,886	$10,001
9/30/15	$9,964	$9,953	$10,001
10/31/15	$10,023	$9,954	$10,001
11/30/15	$10,033	$9,928	$10,002
12/31/15	$10,036	$9,896	$10,002
1/31/16	$9,994	$10,032	$10,004
2/29/16	$9,961	$10,103	$10,005
3/31/16	$9,992	$10,196	$10,008
4/30/16	$10,045	$10,235	$10,010
5/31/16	$10,107	$10,238	$10,012
6/30/16	$10,066	$10,422	$10,014
7/31/16	$10,100	$10,488	$10,016
8/31/16	$10,155	$10,476	$10,019
9/30/16	$10,164	$10,470	$10,021
10/31/16	$10,196	$10,389	$10,024
11/30/16	$10,219	$10,144	$10,026
12/31/16	$10,238	$10,158	$10,029
1/31/17	$10,255	$10,178	$10,033
2/28/17	$10,274	$10,246	$10,037
3/31/17	$10,284	$10,241	$10,042
4/30/17	$10,304	$10,320	$10,047
5/31/17	$10,303	$10,399	$10,053
6/30/17	$10,346	$10,389	$10,060
7/31/17	$10,345	$10,434	$10,068
8/31/17	$10,345	$10,527	$10,077
9/30/17	$10,386	$10,477	$10,086
10/31/17	$10,418	$10,483	$10,095
11/30/17	$10,441	$10,470	$10,104
12/31/17	$10,430	$10,518	$10,114
1/31/18	$10,439	$10,397	$10,125
2/28/18	$10,451	$10,298	$10,136
3/31/18	$10,443	$10,364	$10,149
4/30/18	$10,488	$10,287	$10,163
5/31/18	$10,494	$10,360	$10,178
6/30/18	$10,510	$10,348	$10,193
7/31/18	$10,536	$10,350	$10,210
8/31/18	$10,544	$10,417	$10,227
9/30/18	$10,580	$10,350	$10,244
10/31/18	$10,597	$10,268	$10,263
11/30/18	$10,583	$10,329	$10,282
12/31/18	$10,529	$10,519	$10,302
1/31/19	$10,578	$10,631	$10,323
2/28/19	$10,616	$10,625	$10,342
3/31/19	$10,626	$10,829	$10,364
4/30/19	$10,658	$10,831	$10,385
5/31/19	$10,657	$11,024	$10,406
6/30/19	$10,664	$11,162	$10,427
7/31/19	$10,715	$11,187	$10,448
8/31/19	$10,701	$11,476	$10,468
9/30/19	$10,727	$11,415	$10,486
10/31/19	$10,731	$11,450	$10,504
11/30/19	$10,747	$11,444	$10,519
12/31/19	$10,757	$11,436	$10,534
1/31/20	$10,826	$11,656	$10,548
2/29/20	$10,860	$11,866	$10,562
3/31/20	$10,517	$11,796	$10,575
4/30/20	$10,694	$12,006	$10,584
5/31/20	$10,781	$12,062	$10,588
6/30/20	$10,910	$12,137	$10,589
7/31/20	$10,926	$12,319	$10,591
8/31/20	$10,941	$12,219	$10,592
9/30/20	$10,967	$12,213	$10,593
10/31/20	$10,992	$12,158	$10,594
11/30/20	$10,972	$12,277	$10,595
12/31/20	$10,990	$12,294	$10,595
1/31/21	$11,013	$12,206	$10,596
2/28/21	$11,003	$12,030	$10,597
3/31/21	$11,004	$11,880	$10,597
4/30/21	$11,006	$11,974	$10,598
5/31/21	$11,007	$12,013	$10,598
6/30/21	$10,985	$12,097	$10,598
7/31/21	$10,974	$12,232	$10,598
8/31/21	$10,974	$12,209	$10,599
9/30/21	$10,985	$12,103	$10,599
10/31/21	$10,952	$12,100	$10,599
11/30/21	$10,930	$12,136	$10,600
12/31/21	$10,931	$12,105	$10,600
1/31/22	$10,920	$11,844	$10,601
2/28/22	$10,877	$11,712	$10,602
3/31/22	$10,801	$11,386	$10,603
4/30/22	$10,795	$10,954	$10,606
5/31/22	$10,779	$11,025	$10,611
6/30/22	$10,732	$10,852	$10,619
7/31/22	$10,720	$11,117	$10,630
8/31/22	$10,777	$10,803	$10,645
9/30/22	$10,780	$10,336	$10,666
10/31/22	$10,752	$10,202	$10,693
11/30/22	$10,773	$10,578	$10,723
12/31/22	$10,860	$10,530	$10,759
1/31/23	$10,908	$10,854	$10,799
2/28/23	$10,969	$10,573	$10,837
3/31/23	$10,955	$10,842	$10,880
4/30/23	$11,008	$10,908	$10,923
5/31/23	$11,068	$10,789	$10,970
6/30/23	$11,131	$10,750	$11,016
7/31/23	$11,193	$10,743	$11,067
8/31/23	$11,246	$10,674	$11,118
9/30/23	$11,313	$10,403	$11,168
10/31/23	$11,368	$10,239	$11,221
11/30/23	$11,401	$10,702	$11,272
12/31/23	$11,458	$11,112	$11,325
1/31/24	$11,525	$11,082	$11,378
2/29/24	$11,592	$10,925	$11,428
3/31/24	$11,650	$11,026	$11,480
4/30/24	$11,708	$10,747	$11,532
5/31/24	$11,771	$10,930	$11,586
6/30/24	$11,802	$11,033	$11,638
7/31/24	$11,849	$11,291	$11,692
8/31/24	$11,899	$11,453	$11,746
9/30/24	$11,942	$11,606	$11,797
10/31/24	$11,999	$11,319	$11,848
11/30/24	$12,057	$11,438	$11,895
12/31/24	$12,126	$11,251	$11,942
1/31/25	$12,183	$11,311	$11,988
2/28/25	$12,212	$11,560	$12,029
3/31/25	$12,241	$11,564	$12,074

Average Annual Return [Table Text Block]
Class/Index Name	1 Year	5 Years	10 Years
Class C (excluding sales charge)	5.08%	3.08%	2.04%
Class C (including sales charge)	4.08%	3.08%	2.04%
Bloomberg U.S. Aggregate Index	4.88%	(0.40%)	1.46%
FTSE 3-Month Treasury Bill Index	5.17%	2.69%	1.90%

No Deduction of Taxes [Text Block]	Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
Performance Table Market Index Changed [Text Block]	Differences in the Fund’s performance versus an index and related attribution information with respect to particular categories of securities or individual positions may be attributable, in part, to differences in the pricing methodologies used by the Fund and the index.
Updated Performance Information Location [Text Block]	For performance current to the most recent month-end, visit www.pimco.com/literature or via 888.87.PIMCO (888.877.4626).
AssetsNet	$ 9,789,626,000
Holdings Count | Holding	1,288
Advisory Fees Paid, Amount	$ 25,342,000
InvestmentCompanyPortfolioTurnover	108.00%
Additional Fund Statistics [Text Block]

Key Fund StatisticsFootnote Reference† (as of the end of the reporting period)

Total Net Assets	$9,789,626
# of Portfolio Holdings	1,288
Portfolio Turnover Rate	108%
Total Net Advisory Fees Paid During the Reporting Period	$25,342
Footnote	Description
Footnote†	Dollar amounts displayed in 000's

Holdings [Text Block]

Security Type Breakdown (% of Net Asset Value)Footnote Reference*

Corporate Bonds & Notes	52.8%
Asset-Backed Securities	21.5%
U.S. Government Agencies	16.7%
Non-Agency Mortgage-Backed Securities	9.0%
Sovereign Issues	2.2%
U.S. Treasury Obligations	0.7%
Municipal Bonds & Notes	0.3%
Short-Term Instruments	26.5%
Affiliated Investments	0.1%
Financial Derivative Instruments	0.0%Footnote Reference^
Other Assets and Liabilities, Net	(29.8%)
Total	100.0%
Footnote	Description
Footnote^	Rounded value of investments is less than 0.1% of net assets.
Footnote*	% of Net Asset Value includes derivatives instruments, if any, valued at the value used for determining the Fund's net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.

Material Fund Change [Text Block]
C000200448
Shareholder Report [Line Items]
Fund Name	PIMCO Short-Term Fund
Class Name	I-3
Trading Symbol	PTSNX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the PIMCO Short-Term Fund (the "Fund") for the period of April 1, 2024 to March 31, 2025 (the "reporting period").
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.pimco.com/literature. You can also request this information by contacting us at 888.87.PIMCO (888.877.4626).
Additional Information Phone Number	888.87.PIMCO (888.877.4626)
Expenses [Text Block]

What were the Fund costs for the reporting period?

(based on a hypothetical $10,000 investment)
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
I-3	$66	0.64%

Expenses Paid, Amount	$ 66
Expense Ratio, Percent	0.64%
Factors Affecting Performance [Text Block]

How did the Fund perform during the reporting period and what affected its performance?

The following affected performance (on a gross basis) during the reporting period:

  Select holdings of securitized credit, particularly asset-based securities (“ABS”) and collateralized loan obligations (“CLO”) contributed to relative performance versus the FTSE 3-Month Treasury Bill Index ("Index"), as coupon payments on ABS investments offset spread widening, and CLO spreads tightened.

  Holdings of investment grade corporate credit, particularly financials, contributed to relative performance versus the Index, as investment grade corporate bonds had positive total returns.

  Overweight exposure to U.S. duration in the 1-year part of the curve contributed to relative performance versus the Index, as interest rates fell.

  Overweight exposure to U.K. duration in the 5-year part of the curve detracted from relative performance versus the Index, as interest rates rose.

  There were no other material detractors for this Fund.

Performance Past Does Not Indicate Future [Text]	Performance quoted represents past performance. Past performance is not a guarantee or a reliable indicator of future results.
Line Graph [Table Text Block]
	I-3	Bloomberg U.S. Aggregate Index	FTSE 3-Month Treasury Bill Index
3/31/15	$1,000,000	$1,000,000	$1,000,000
4/30/15	$1,001,711	$996,412	$1,000,016
5/31/15	$1,004,629	$994,012	$1,000,030
6/30/15	$1,005,558	$983,174	$1,000,041
7/31/15	$1,005,547	$990,008	$1,000,050
8/31/15	$1,003,532	$988,586	$1,000,075
9/30/15	$998,437	$995,273	$1,000,101
10/31/15	$1,004,700	$995,439	$1,000,125
11/30/15	$1,005,956	$992,809	$1,000,152
12/31/15	$1,006,703	$989,601	$1,000,229
1/31/16	$1,002,756	$1,003,219	$1,000,354
2/29/16	$999,784	$1,010,335	$1,000,534
3/31/16	$1,003,216	$1,019,605	$1,000,767
4/30/16	$1,008,886	$1,023,519	$1,001,004
5/31/16	$1,015,385	$1,023,781	$1,001,216
6/30/16	$1,011,671	$1,042,177	$1,001,416
7/31/16	$1,015,404	$1,048,765	$1,001,638
8/31/16	$1,021,239	$1,047,566	$1,001,877
9/30/16	$1,022,582	$1,046,952	$1,002,116
10/31/16	$1,026,038	$1,038,944	$1,002,369
11/30/16	$1,028,732	$1,014,369	$1,002,627
12/31/16	$1,031,032	$1,015,800	$1,002,938
1/31/17	$1,033,032	$1,017,793	$1,003,311
2/28/17	$1,035,276	$1,024,634	$1,003,703
3/31/17	$1,036,639	$1,024,097	$1,004,153
4/30/17	$1,038,970	$1,032,000	$1,004,663
5/31/17	$1,039,279	$1,039,943	$1,005,272
6/30/17	$1,043,972	$1,038,896	$1,005,984
7/31/17	$1,044,197	$1,043,367	$1,006,794
8/31/17	$1,044,511	$1,052,726	$1,007,683
9/30/17	$1,049,036	$1,047,712	$1,008,552
10/31/17	$1,052,612	$1,048,319	$1,009,463
11/30/17	$1,055,289	$1,046,973	$1,010,364
12/31/17	$1,054,524	$1,051,778	$1,011,376
1/31/18	$1,055,840	$1,039,665	$1,012,488
2/28/18	$1,057,306	$1,029,809	$1,013,578
3/31/18	$1,056,893	$1,036,414	$1,014,900
4/30/18	$1,061,814	$1,028,705	$1,016,269
5/31/18	$1,062,742	$1,036,047	$1,017,787
6/30/18	$1,064,757	$1,034,773	$1,019,327
7/31/18	$1,067,756	$1,035,019	$1,020,980
8/31/18	$1,068,995	$1,041,679	$1,022,701
9/30/18	$1,072,980	$1,034,971	$1,024,424
10/31/18	$1,075,012	$1,026,792	$1,026,288
11/30/18	$1,074,021	$1,032,921	$1,028,181
12/31/18	$1,068,861	$1,051,898	$1,030,216
1/31/19	$1,074,133	$1,063,068	$1,032,309
2/28/19	$1,078,408	$1,062,452	$1,034,221
3/31/19	$1,079,808	$1,082,853	$1,036,364
4/30/19	$1,083,339	$1,083,130	$1,038,451
5/31/19	$1,083,640	$1,102,358	$1,040,621
6/30/19	$1,084,698	$1,116,201	$1,042,721
7/31/19	$1,090,258	$1,118,657	$1,044,805
8/31/19	$1,089,183	$1,147,643	$1,046,791
9/30/19	$1,092,203	$1,141,531	$1,048,587
10/31/19	$1,093,002	$1,144,969	$1,050,362
11/30/19	$1,094,982	$1,144,386	$1,051,926
12/31/19	$1,096,339	$1,143,588	$1,053,424
1/31/20	$1,103,765	$1,165,596	$1,054,843
2/29/20	$1,107,592	$1,186,575	$1,056,175
3/31/20	$1,072,993	$1,179,592	$1,057,509
4/30/20	$1,091,384	$1,200,561	$1,058,376
5/31/20	$1,100,653	$1,206,151	$1,058,833
6/30/20	$1,114,199	$1,213,749	$1,058,937
7/31/20	$1,116,261	$1,231,878	$1,059,058
8/31/20	$1,118,143	$1,221,935	$1,059,176
9/30/20	$1,121,165	$1,221,265	$1,059,278
10/31/20	$1,124,094	$1,215,812	$1,059,369
11/30/20	$1,122,400	$1,227,742	$1,059,456
12/31/20	$1,124,686	$1,229,433	$1,059,538
1/31/21	$1,127,364	$1,220,618	$1,059,615
2/28/21	$1,126,688	$1,202,992	$1,059,676
3/31/21	$1,127,191	$1,187,971	$1,059,730
4/30/21	$1,127,739	$1,197,356	$1,059,766
5/31/21	$1,128,191	$1,201,268	$1,059,790
6/30/21	$1,126,328	$1,209,708	$1,059,806
7/31/21	$1,125,595	$1,223,233	$1,059,829
8/31/21	$1,125,970	$1,220,905	$1,059,862
9/30/21	$1,127,525	$1,210,334	$1,059,903
10/31/21	$1,124,496	$1,210,000	$1,059,941
11/30/21	$1,122,622	$1,213,580	$1,059,981
12/31/21	$1,123,090	$1,210,475	$1,060,025
1/31/22	$1,122,338	$1,184,396	$1,060,075
2/28/22	$1,118,249	$1,171,183	$1,060,155
3/31/22	$1,110,794	$1,138,645	$1,060,323
4/30/22	$1,110,554	$1,095,436	$1,060,623
5/31/22	$1,109,289	$1,102,499	$1,061,136
6/30/22	$1,104,780	$1,085,203	$1,061,852
7/31/22	$1,103,986	$1,111,719	$1,062,953
8/31/22	$1,110,192	$1,080,306	$1,064,534
9/30/22	$1,110,937	$1,033,630	$1,066,619
10/31/22	$1,108,357	$1,020,242	$1,069,261
11/30/22	$1,110,922	$1,057,762	$1,072,326
12/31/22	$1,120,309	$1,052,991	$1,075,945
1/31/23	$1,125,561	$1,085,385	$1,079,916
2/28/23	$1,132,255	$1,057,322	$1,083,683
3/31/23	$1,131,211	$1,084,180	$1,088,015
4/30/23	$1,137,061	$1,090,751	$1,092,346
5/31/23	$1,143,601	$1,078,874	$1,096,968
6/30/23	$1,150,603	$1,075,027	$1,101,639
7/31/23	$1,157,305	$1,074,277	$1,106,658
8/31/23	$1,163,253	$1,067,415	$1,111,804
9/30/23	$1,170,606	$1,040,290	$1,116,824
10/31/23	$1,176,693	$1,023,873	$1,122,085
11/30/23	$1,180,436	$1,070,241	$1,127,216
12/31/23	$1,186,800	$1,111,209	$1,132,519
1/31/24	$1,194,124	$1,108,157	$1,137,809
2/29/24	$1,201,488	$1,092,501	$1,142,751
3/31/24	$1,207,888	$1,102,589	$1,148,046
4/30/24	$1,214,314	$1,074,739	$1,153,200
5/31/24	$1,221,267	$1,092,959	$1,158,559
6/30/24	$1,224,926	$1,103,307	$1,163,774
7/31/24	$1,230,225	$1,129,077	$1,169,185
8/31/24	$1,235,863	$1,145,301	$1,174,577
9/30/24	$1,240,731	$1,160,636	$1,179,725
10/31/24	$1,247,106	$1,131,854	$1,184,817
11/30/24	$1,253,506	$1,143,821	$1,189,527
12/31/24	$1,261,174	$1,125,101	$1,194,204
1/31/25	$1,267,551	$1,131,070	$1,198,799
2/28/25	$1,270,931	$1,155,956	$1,202,884
3/31/25	$1,274,394	$1,156,391	$1,207,357

Average Annual Return [Table Text Block]
Class/Index Name	1 Year	5 Years	10 Years
I-3	5.51%	3.50%	2.45%
Bloomberg U.S. Aggregate Index	4.88%	(0.40%)	1.46%
FTSE 3-Month Treasury Bill Index	5.17%	2.69%	1.90%

No Deduction of Taxes [Text Block]	Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
Performance Table Market Index Changed [Text Block]	Differences in the Fund’s performance versus an index and related attribution information with respect to particular categories of securities or individual positions may be attributable, in part, to differences in the pricing methodologies used by the Fund and the index.
Updated Performance Information Location [Text Block]	For performance current to the most recent month-end, visit www.pimco.com/literature or via 888.87.PIMCO (888.877.4626).
AssetsNet	$ 9,789,626,000
Holdings Count | Holding	1,288
Advisory Fees Paid, Amount	$ 25,342,000
InvestmentCompanyPortfolioTurnover	108.00%
Additional Fund Statistics [Text Block]

Key Fund StatisticsFootnote Reference† (as of the end of the reporting period)

Total Net Assets	$9,789,626
# of Portfolio Holdings	1,288
Portfolio Turnover Rate	108%
Total Net Advisory Fees Paid During the Reporting Period	$25,342
Footnote	Description
Footnote†	Dollar amounts displayed in 000's

Holdings [Text Block]

Security Type Breakdown (% of Net Asset Value)Footnote Reference*

Corporate Bonds & Notes	52.8%
Asset-Backed Securities	21.5%
U.S. Government Agencies	16.7%
Non-Agency Mortgage-Backed Securities	9.0%
Sovereign Issues	2.2%
U.S. Treasury Obligations	0.7%
Municipal Bonds & Notes	0.3%
Short-Term Instruments	26.5%
Affiliated Investments	0.1%
Financial Derivative Instruments	0.0%Footnote Reference^
Other Assets and Liabilities, Net	(29.8%)
Total	100.0%
Footnote	Description
Footnote^	Rounded value of investments is less than 0.1% of net assets.
Footnote*	% of Net Asset Value includes derivatives instruments, if any, valued at the value used for determining the Fund's net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.

Material Fund Change [Text Block]
C000026623
Shareholder Report [Line Items]
Fund Name	PIMCO Short-Term Fund
Class Name	Institutional Class
Trading Symbol	PTSHX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the PIMCO Short-Term Fund (the "Fund") for the period of April 1, 2024 to March 31, 2025 (the "reporting period").
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.pimco.com/literature. You can also request this information by contacting us at 888.87.PIMCO (888.877.4626).
Additional Information Phone Number	888.87.PIMCO (888.877.4626)
Expenses [Text Block]

What were the Fund costs for the reporting period?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Class	$50	0.49%

Expenses Paid, Amount	$ 50
Expense Ratio, Percent	0.49%
Factors Affecting Performance [Text Block]

How did the Fund perform during the reporting period and what affected its performance?

The following affected performance (on a gross basis) during the reporting period:

  Select holdings of securitized credit, particularly asset-based securities (“ABS”) and collateralized loan obligations (“CLO”) contributed to relative performance versus the FTSE 3-Month Treasury Bill Index ("Index"), as coupon payments on ABS investments offset spread widening, and CLO spreads tightened.

  Holdings of investment grade corporate credit, particularly financials, contributed to relative performance versus the Index, as investment grade corporate bonds had positive total returns.

  Overweight exposure to U.S. duration in the 1-year part of the curve contributed to relative performance versus the Index, as interest rates fell.

  Overweight exposure to U.K. duration in the 5-year part of the curve detracted from relative performance versus the Index, as interest rates rose.

  There were no other material detractors for this Fund.

Performance Past Does Not Indicate Future [Text]	Performance quoted represents past performance. Past performance is not a guarantee or a reliable indicator of future results.
Line Graph [Table Text Block]
	Institutional Class	Bloomberg U.S. Aggregate Index	FTSE 3-Month Treasury Bill Index
3/31/15	$1,000,000	$1,000,000	$1,000,000
4/30/15	$1,001,834	$996,412	$1,000,016
5/31/15	$1,004,881	$994,012	$1,000,030
6/30/15	$1,005,934	$983,174	$1,000,041
7/31/15	$1,006,051	$990,008	$1,000,050
8/31/15	$1,004,163	$988,586	$1,000,075
9/30/15	$999,188	$995,273	$1,000,101
10/31/15	$1,005,584	$995,439	$1,000,125
11/30/15	$1,006,965	$992,809	$1,000,152
12/31/15	$1,007,840	$989,601	$1,000,229
1/31/16	$1,004,017	$1,003,219	$1,000,354
2/29/16	$1,001,159	$1,010,335	$1,000,534
3/31/16	$1,004,724	$1,019,605	$1,000,767
4/30/16	$1,010,526	$1,023,519	$1,001,004
5/31/16	$1,017,164	$1,023,781	$1,001,216
6/30/16	$1,013,568	$1,042,177	$1,001,416
7/31/16	$1,017,437	$1,048,765	$1,001,638
8/31/16	$1,023,413	$1,047,566	$1,001,877
9/30/16	$1,024,885	$1,046,952	$1,002,116
10/31/16	$1,028,480	$1,038,944	$1,002,369
11/30/16	$1,031,307	$1,014,369	$1,002,627
12/31/16	$1,033,743	$1,015,800	$1,002,938
1/31/17	$1,035,880	$1,017,793	$1,003,311
2/28/17	$1,038,250	$1,024,634	$1,003,703
3/31/17	$1,039,749	$1,024,097	$1,004,153
4/30/17	$1,042,216	$1,032,000	$1,004,663
5/31/17	$1,042,658	$1,039,943	$1,005,272
6/30/17	$1,047,494	$1,038,896	$1,005,984
7/31/17	$1,047,854	$1,043,367	$1,006,794
8/31/17	$1,048,302	$1,052,726	$1,007,683
9/30/17	$1,052,973	$1,047,712	$1,008,552
10/31/17	$1,056,697	$1,048,319	$1,009,463
11/30/17	$1,059,514	$1,046,973	$1,010,364
12/31/17	$1,058,882	$1,051,778	$1,011,376
1/31/18	$1,060,338	$1,039,665	$1,012,488
2/28/18	$1,061,932	$1,029,809	$1,013,578
3/31/18	$1,061,653	$1,036,414	$1,014,900
4/30/18	$1,066,719	$1,028,705	$1,016,269
5/31/18	$1,067,784	$1,036,047	$1,017,787
6/30/18	$1,069,927	$1,034,773	$1,019,327
7/31/18	$1,073,064	$1,035,019	$1,020,980
8/31/18	$1,074,455	$1,041,679	$1,022,701
9/30/18	$1,078,574	$1,034,971	$1,024,424
10/31/18	$1,080,734	$1,026,792	$1,026,288
11/30/18	$1,079,880	$1,032,921	$1,028,181
12/31/18	$1,074,825	$1,051,898	$1,030,216
1/31/19	$1,080,255	$1,063,068	$1,032,309
2/28/19	$1,084,674	$1,062,452	$1,034,221
3/31/19	$1,086,217	$1,082,853	$1,036,364
4/30/19	$1,089,900	$1,083,130	$1,038,451
5/31/19	$1,090,345	$1,102,358	$1,040,621
6/30/19	$1,091,535	$1,116,201	$1,042,721
7/31/19	$1,097,264	$1,118,657	$1,044,805
8/31/19	$1,096,330	$1,147,643	$1,046,791
9/30/19	$1,099,493	$1,141,531	$1,048,587
10/31/19	$1,100,435	$1,144,969	$1,050,362
11/30/19	$1,102,567	$1,144,386	$1,051,926
12/31/19	$1,104,073	$1,143,588	$1,053,424
1/31/20	$1,111,691	$1,165,596	$1,054,843
2/29/20	$1,115,670	$1,186,575	$1,056,175
3/31/20	$1,080,969	$1,179,592	$1,057,509
4/30/20	$1,099,623	$1,200,561	$1,058,376
5/31/20	$1,109,105	$1,206,151	$1,058,833
6/30/20	$1,122,884	$1,213,749	$1,058,937
7/31/20	$1,125,113	$1,231,878	$1,059,058
8/31/20	$1,127,144	$1,221,935	$1,059,176
9/30/20	$1,130,328	$1,221,265	$1,059,278
10/31/20	$1,133,429	$1,215,812	$1,059,369
11/30/20	$1,131,855	$1,227,742	$1,059,456
12/31/20	$1,134,319	$1,229,433	$1,059,538
1/31/21	$1,137,149	$1,220,618	$1,059,615
2/28/21	$1,136,598	$1,202,992	$1,059,676
3/31/21	$1,137,249	$1,187,971	$1,059,730
4/30/21	$1,137,951	$1,197,356	$1,059,766
5/31/21	$1,138,542	$1,201,268	$1,059,790
6/30/21	$1,136,803	$1,209,708	$1,059,806
7/31/21	$1,136,212	$1,223,233	$1,059,829
8/31/21	$1,136,732	$1,220,905	$1,059,862
9/30/21	$1,138,441	$1,210,334	$1,059,903
10/31/21	$1,135,529	$1,210,000	$1,059,941
11/30/21	$1,133,776	$1,213,580	$1,059,981
12/31/21	$1,134,402	$1,210,475	$1,060,025
1/31/22	$1,133,780	$1,184,396	$1,060,075
2/28/22	$1,129,779	$1,171,183	$1,060,155
3/31/22	$1,122,394	$1,138,645	$1,060,323
4/30/22	$1,122,293	$1,095,436	$1,060,623
5/31/22	$1,121,153	$1,102,499	$1,061,136
6/30/22	$1,116,734	$1,085,203	$1,061,852
7/31/22	$1,116,073	$1,111,719	$1,062,953
8/31/22	$1,122,484	$1,080,306	$1,064,534
9/30/22	$1,123,383	$1,033,630	$1,066,619
10/31/22	$1,120,910	$1,020,242	$1,069,261
11/30/22	$1,123,640	$1,057,762	$1,072,326
12/31/22	$1,133,277	$1,052,991	$1,075,945
1/31/23	$1,138,716	$1,085,385	$1,079,916
2/28/23	$1,145,608	$1,057,322	$1,083,683
3/31/23	$1,144,703	$1,084,180	$1,088,015
4/30/23	$1,150,748	$1,090,751	$1,092,346
5/31/23	$1,157,505	$1,078,874	$1,096,968
6/30/23	$1,164,732	$1,075,027	$1,101,639
7/31/23	$1,171,640	$1,074,277	$1,106,658
8/31/23	$1,177,802	$1,067,415	$1,111,804
9/30/23	$1,185,383	$1,040,290	$1,116,824
10/31/23	$1,191,681	$1,023,873	$1,122,085
11/30/23	$1,195,606	$1,070,241	$1,127,216
12/31/23	$1,202,199	$1,111,209	$1,132,519
1/31/24	$1,209,755	$1,108,157	$1,137,809
2/29/24	$1,217,347	$1,092,501	$1,142,751
3/31/24	$1,223,973	$1,102,589	$1,148,046
4/30/24	$1,230,625	$1,074,739	$1,153,200
5/31/24	$1,237,821	$1,092,959	$1,158,559
6/30/24	$1,241,661	$1,103,307	$1,163,774
7/31/24	$1,247,181	$1,129,077	$1,169,185
8/31/24	$1,253,048	$1,145,301	$1,174,577
9/30/24	$1,258,116	$1,160,636	$1,179,725
10/31/24	$1,264,733	$1,131,854	$1,184,817
11/30/24	$1,271,372	$1,143,821	$1,189,527
12/31/24	$1,279,297	$1,125,101	$1,194,204
1/31/25	$1,285,920	$1,131,070	$1,198,799
2/28/25	$1,289,492	$1,155,956	$1,202,884
3/31/25	$1,293,155	$1,156,391	$1,207,357

Average Annual Return [Table Text Block]
Class/Index Name	1 Year	5 Years	10 Years
Institutional Class	5.65%	3.65%	2.60%
Bloomberg U.S. Aggregate Index	4.88%	(0.40%)	1.46%
FTSE 3-Month Treasury Bill Index	5.17%	2.69%	1.90%

No Deduction of Taxes [Text Block]	Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
Performance Table Market Index Changed [Text Block]	Differences in the Fund’s performance versus an index and related attribution information with respect to particular categories of securities or individual positions may be attributable, in part, to differences in the pricing methodologies used by the Fund and the index.
Updated Performance Information Location [Text Block]	For performance current to the most recent month-end, visit www.pimco.com/literature or via 888.87.PIMCO (888.877.4626).
AssetsNet	$ 9,789,626,000
Holdings Count | Holding	1,288
Advisory Fees Paid, Amount	$ 25,342,000
InvestmentCompanyPortfolioTurnover	108.00%
Additional Fund Statistics [Text Block]

Key Fund StatisticsFootnote Reference† (as of the end of the reporting period)

Total Net Assets	$9,789,626
# of Portfolio Holdings	1,288
Portfolio Turnover Rate	108%
Total Net Advisory Fees Paid During the Reporting Period	$25,342
Footnote	Description
Footnote†	Dollar amounts displayed in 000's

Holdings [Text Block]

Security Type Breakdown (% of Net Asset Value)Footnote Reference*

Corporate Bonds & Notes	52.8%
Asset-Backed Securities	21.5%
U.S. Government Agencies	16.7%
Non-Agency Mortgage-Backed Securities	9.0%
Sovereign Issues	2.2%
U.S. Treasury Obligations	0.7%
Municipal Bonds & Notes	0.3%
Short-Term Instruments	26.5%
Affiliated Investments	0.1%
Financial Derivative Instruments	0.0%Footnote Reference^
Other Assets and Liabilities, Net	(29.8%)
Total	100.0%
Footnote	Description
Footnote^	Rounded value of investments is less than 0.1% of net assets.
Footnote*	% of Net Asset Value includes derivatives instruments, if any, valued at the value used for determining the Fund's net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.

Material Fund Change [Text Block]
C000064151
Shareholder Report [Line Items]
Fund Name	PIMCO Short-Term Fund
Class Name	I-2
Trading Symbol	PTSPX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the PIMCO Short-Term Fund (the "Fund") for the period of April 1, 2024 to March 31, 2025 (the "reporting period").
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.pimco.com/literature. You can also request this information by contacting us at 888.87.PIMCO (888.877.4626).
Additional Information Phone Number	888.87.PIMCO (888.877.4626)
Expenses [Text Block]

What were the Fund costs for the reporting period?

(based on a hypothetical $10,000 investment)
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
I-2	$61	0.59%

Expenses Paid, Amount	$ 61
Expense Ratio, Percent	0.59%
Factors Affecting Performance [Text Block]

How did the Fund perform during the reporting period and what affected its performance?

The following affected performance (on a gross basis) during the reporting period:

  Select holdings of securitized credit, particularly asset-based securities (“ABS”) and collateralized loan obligations (“CLO”) contributed to relative performance versus the FTSE 3-Month Treasury Bill Index ("Index"), as coupon payments on ABS investments offset spread widening, and CLO spreads tightened.

  Holdings of investment grade corporate credit, particularly financials, contributed to relative performance versus the Index, as investment grade corporate bonds had positive total returns.

  Overweight exposure to U.S. duration in the 1-year part of the curve contributed to relative performance versus the Index, as interest rates fell.

  Overweight exposure to U.K. duration in the 5-year part of the curve detracted from relative performance versus the Index, as interest rates rose.

  There were no other material detractors for this Fund.

Performance Past Does Not Indicate Future [Text]	Performance quoted represents past performance. Past performance is not a guarantee or a reliable indicator of future results.
Line Graph [Table Text Block]
	I-2	Bloomberg U.S. Aggregate Index	FTSE 3-Month Treasury Bill Index
3/31/15	$1,000,000	$1,000,000	$1,000,000
4/30/15	$1,001,752	$996,412	$1,000,016
5/31/15	$1,004,714	$994,012	$1,000,030
6/30/15	$1,005,685	$983,174	$1,000,041
7/31/15	$1,005,712	$990,008	$1,000,050
8/31/15	$1,003,740	$988,586	$1,000,075
9/30/15	$998,685	$995,273	$1,000,101
10/31/15	$1,004,989	$995,439	$1,000,125
11/30/15	$1,006,290	$992,809	$1,000,152
12/31/15	$1,007,071	$989,601	$1,000,229
1/31/16	$1,003,171	$1,003,219	$1,000,354
2/29/16	$1,000,236	$1,010,335	$1,000,534
3/31/16	$1,003,713	$1,019,605	$1,000,767
4/30/16	$1,009,424	$1,023,519	$1,001,004
5/31/16	$1,015,971	$1,023,781	$1,001,216
6/30/16	$1,012,296	$1,042,177	$1,001,416
7/31/16	$1,016,075	$1,048,765	$1,001,638
8/31/16	$1,021,958	$1,047,566	$1,001,877
9/30/16	$1,023,339	$1,046,952	$1,002,116
10/31/16	$1,026,846	$1,038,944	$1,002,369
11/30/16	$1,029,596	$1,014,369	$1,002,627
12/31/16	$1,031,935	$1,015,800	$1,002,938
1/31/17	$1,033,986	$1,017,793	$1,003,311
2/28/17	$1,036,273	$1,024,634	$1,003,703
3/31/17	$1,037,674	$1,024,097	$1,004,153
4/30/17	$1,040,056	$1,032,000	$1,004,663
5/31/17	$1,040,408	$1,039,943	$1,005,272
6/30/17	$1,045,143	$1,038,896	$1,005,984
7/31/17	$1,045,419	$1,043,367	$1,006,794
8/31/17	$1,045,777	$1,052,726	$1,007,683
9/30/17	$1,050,347	$1,047,712	$1,008,552
10/31/17	$1,053,976	$1,048,319	$1,009,463
11/30/17	$1,056,699	$1,046,973	$1,010,364
12/31/17	$1,055,971	$1,051,778	$1,011,376
1/31/18	$1,057,330	$1,039,665	$1,012,488
2/28/18	$1,058,839	$1,029,809	$1,013,578
3/31/18	$1,058,467	$1,036,414	$1,014,900
4/30/18	$1,063,434	$1,028,705	$1,016,269
5/31/18	$1,064,405	$1,036,047	$1,017,787
6/30/18	$1,066,450	$1,034,773	$1,019,327
7/31/18	$1,069,490	$1,035,019	$1,020,980
8/31/18	$1,070,777	$1,041,679	$1,022,701
9/30/18	$1,074,803	$1,034,971	$1,024,424
10/31/18	$1,076,866	$1,026,792	$1,026,288
11/30/18	$1,075,920	$1,032,921	$1,028,181
12/31/18	$1,070,796	$1,051,898	$1,030,216
1/31/19	$1,076,118	$1,063,068	$1,032,309
2/28/19	$1,080,438	$1,062,452	$1,034,221
3/31/19	$1,081,883	$1,082,853	$1,036,364
4/30/19	$1,085,463	$1,083,130	$1,038,451
5/31/19	$1,085,811	$1,102,358	$1,040,621
6/30/19	$1,086,913	$1,116,201	$1,042,721
7/31/19	$1,092,525	$1,118,657	$1,044,805
8/31/19	$1,091,498	$1,147,643	$1,046,791
9/30/19	$1,094,563	$1,141,531	$1,048,587
10/31/19	$1,095,408	$1,144,969	$1,050,362
11/30/19	$1,097,437	$1,144,386	$1,051,926
12/31/19	$1,098,844	$1,143,588	$1,053,424
1/31/20	$1,106,330	$1,165,596	$1,054,843
2/29/20	$1,110,204	$1,186,575	$1,056,175
3/31/20	$1,075,585	$1,179,592	$1,057,509
4/30/20	$1,094,058	$1,200,561	$1,058,376
5/31/20	$1,103,398	$1,206,151	$1,058,833
6/30/20	$1,117,015	$1,213,749	$1,058,937
7/31/20	$1,119,132	$1,231,878	$1,059,058
8/31/20	$1,121,062	$1,221,935	$1,059,176
9/30/20	$1,124,137	$1,221,265	$1,059,278
10/31/20	$1,127,121	$1,215,812	$1,059,369
11/30/20	$1,125,467	$1,227,742	$1,059,456
12/31/20	$1,127,812	$1,229,433	$1,059,538
1/31/21	$1,130,539	$1,220,618	$1,059,615
2/28/21	$1,129,904	$1,202,992	$1,059,676
3/31/21	$1,130,456	$1,187,971	$1,059,730
4/30/21	$1,131,054	$1,197,356	$1,059,766
5/31/21	$1,131,552	$1,201,268	$1,059,790
6/30/21	$1,129,731	$1,209,708	$1,059,806
7/31/21	$1,129,045	$1,223,233	$1,059,829
8/31/21	$1,129,469	$1,220,905	$1,059,862
9/30/21	$1,131,074	$1,210,334	$1,059,903
10/31/21	$1,128,084	$1,210,000	$1,059,941
11/30/21	$1,126,251	$1,213,580	$1,059,981
12/31/21	$1,126,771	$1,210,475	$1,060,025
1/31/22	$1,126,063	$1,184,396	$1,060,075
2/28/22	$1,122,004	$1,171,183	$1,060,155
3/31/22	$1,114,573	$1,138,645	$1,060,323
4/30/22	$1,114,380	$1,095,436	$1,060,623
5/31/22	$1,113,157	$1,102,499	$1,061,136
6/30/22	$1,108,677	$1,085,203	$1,061,852
7/31/22	$1,107,927	$1,111,719	$1,062,953
8/31/22	$1,114,197	$1,080,306	$1,064,534
9/30/22	$1,114,992	$1,033,630	$1,066,619
10/31/22	$1,112,450	$1,020,242	$1,069,261
11/30/22	$1,115,069	$1,057,762	$1,072,326
12/31/22	$1,124,531	$1,052,991	$1,075,945
1/31/23	$1,129,838	$1,085,385	$1,079,916
2/28/23	$1,136,589	$1,057,322	$1,083,683
3/31/23	$1,135,589	$1,084,180	$1,088,015
4/30/23	$1,141,499	$1,090,751	$1,092,346
5/31/23	$1,148,105	$1,078,874	$1,096,968
6/30/23	$1,155,173	$1,075,027	$1,101,639
7/31/23	$1,161,932	$1,074,277	$1,106,658
8/31/23	$1,167,945	$1,067,415	$1,111,804
9/30/23	$1,175,363	$1,040,290	$1,116,824
10/31/23	$1,181,511	$1,023,873	$1,122,085
11/30/23	$1,185,306	$1,070,241	$1,127,216
12/31/23	$1,191,738	$1,111,209	$1,132,519
1/31/24	$1,199,130	$1,108,157	$1,137,809
2/29/24	$1,206,561	$1,092,501	$1,142,751
3/31/24	$1,213,026	$1,102,589	$1,148,046
4/30/24	$1,219,518	$1,074,739	$1,153,200
5/31/24	$1,226,540	$1,092,959	$1,158,559
6/30/24	$1,230,251	$1,103,307	$1,163,774
7/31/24	$1,235,616	$1,129,077	$1,169,185
8/31/24	$1,241,316	$1,145,301	$1,174,577
9/30/24	$1,246,242	$1,160,636	$1,179,725
10/31/24	$1,252,690	$1,131,854	$1,184,817
11/30/24	$1,259,160	$1,143,821	$1,189,527
12/31/24	$1,266,902	$1,125,101	$1,194,204
1/31/25	$1,273,351	$1,131,070	$1,198,799
2/28/25	$1,276,789	$1,155,956	$1,202,884
3/31/25	$1,280,315	$1,156,391	$1,207,357

Average Annual Return [Table Text Block]
Class/Index Name	1 Year	5 Years	10 Years
I-2	5.55%	3.55%	2.50%
Bloomberg U.S. Aggregate Index	4.88%	(0.40%)	1.46%
FTSE 3-Month Treasury Bill Index	5.17%	2.69%	1.90%

No Deduction of Taxes [Text Block]	Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
Performance Table Market Index Changed [Text Block]	Differences in the Fund’s performance versus an index and related attribution information with respect to particular categories of securities or individual positions may be attributable, in part, to differences in the pricing methodologies used by the Fund and the index.
Updated Performance Information Location [Text Block]	For performance current to the most recent month-end, visit www.pimco.com/literature or via 888.87.PIMCO (888.877.4626).
AssetsNet	$ 9,789,626,000
Holdings Count | Holding	1,288
Advisory Fees Paid, Amount	$ 25,342,000
InvestmentCompanyPortfolioTurnover	108.00%
Additional Fund Statistics [Text Block]

Key Fund StatisticsFootnote Reference† (as of the end of the reporting period)

Total Net Assets	$9,789,626
# of Portfolio Holdings	1,288
Portfolio Turnover Rate	108%
Total Net Advisory Fees Paid During the Reporting Period	$25,342
Footnote	Description
Footnote†	Dollar amounts displayed in 000's

Holdings [Text Block]

Security Type Breakdown (% of Net Asset Value)Footnote Reference*

Corporate Bonds & Notes	52.8%
Asset-Backed Securities	21.5%
U.S. Government Agencies	16.7%
Non-Agency Mortgage-Backed Securities	9.0%
Sovereign Issues	2.2%
U.S. Treasury Obligations	0.7%
Municipal Bonds & Notes	0.3%
Short-Term Instruments	26.5%
Affiliated Investments	0.1%
Financial Derivative Instruments	0.0%Footnote Reference^
Other Assets and Liabilities, Net	(29.8%)
Total	100.0%
Footnote	Description
Footnote^	Rounded value of investments is less than 0.1% of net assets.
Footnote*	% of Net Asset Value includes derivatives instruments, if any, valued at the value used for determining the Fund's net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.

Material Fund Change [Text Block]
C000026629
Shareholder Report [Line Items]
Fund Name	PIMCO Short-Term Fund
Class Name	Class R
Trading Symbol	PTSRX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the PIMCO Short-Term Fund (the "Fund") for the period of April 1, 2024 to March 31, 2025 (the "reporting period").
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.pimco.com/literature. You can also request this information by contacting us at 888.87.PIMCO (888.877.4626).
Additional Information Phone Number	888.87.PIMCO (888.877.4626)
Expenses [Text Block]

What were the Fund costs for the reporting period?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R	$102	0.99%

Expenses Paid, Amount	$ 102
Expense Ratio, Percent	0.99%
Factors Affecting Performance [Text Block]

How did the Fund perform during the reporting period and what affected its performance?

The following affected performance (on a gross basis) during the reporting period:

  Select holdings of securitized credit, particularly asset-based securities (“ABS”) and collateralized loan obligations (“CLO”) contributed to relative performance versus the FTSE 3-Month Treasury Bill Index ("Index"), as coupon payments on ABS investments offset spread widening, and CLO spreads tightened.

  Holdings of investment grade corporate credit, particularly financials, contributed to relative performance versus the Index, as investment grade corporate bonds had positive total returns.

  Overweight exposure to U.S. duration in the 1-year part of the curve contributed to relative performance versus the Index, as interest rates fell.

  Overweight exposure to U.K. duration in the 5-year part of the curve detracted from relative performance versus the Index, as interest rates rose.

  There were no other material detractors for this Fund.

Performance Past Does Not Indicate Future [Text]	Performance quoted represents past performance. Past performance is not a guarantee or a reliable indicator of future results.
Line Graph [Table Text Block]
	Class R	Bloomberg U.S. Aggregate Index	FTSE 3-Month Treasury Bill Index
3/31/15	$10,000	$10,000	$10,000
4/30/15	$10,014	$9,964	$10,000
5/31/15	$10,040	$9,940	$10,000
6/30/15	$10,047	$9,832	$10,000
7/31/15	$10,044	$9,900	$10,001
8/31/15	$10,021	$9,886	$10,001
9/30/15	$9,967	$9,953	$10,001
10/31/15	$10,026	$9,954	$10,001
11/30/15	$10,036	$9,928	$10,002
12/31/15	$10,040	$9,896	$10,002
1/31/16	$9,998	$10,032	$10,004
2/29/16	$9,966	$10,103	$10,005
3/31/16	$9,997	$10,196	$10,008
4/30/16	$10,051	$10,235	$10,010
5/31/16	$10,113	$10,238	$10,012
6/30/16	$10,073	$10,422	$10,014
7/31/16	$10,107	$10,488	$10,016
8/31/16	$10,162	$10,476	$10,019
9/30/16	$10,172	$10,470	$10,021
10/31/16	$10,204	$10,389	$10,024
11/30/16	$10,228	$10,144	$10,026
12/31/16	$10,247	$10,158	$10,029
1/31/17	$10,264	$10,178	$10,033
2/28/17	$10,284	$10,246	$10,037
3/31/17	$10,294	$10,241	$10,042
4/30/17	$10,315	$10,320	$10,047
5/31/17	$10,315	$10,399	$10,053
6/30/17	$10,358	$10,389	$10,060
7/31/17	$10,357	$10,434	$10,068
8/31/17	$10,357	$10,527	$10,077
9/30/17	$10,399	$10,477	$10,086
10/31/17	$10,432	$10,483	$10,095
11/30/17	$10,455	$10,470	$10,104
12/31/17	$10,444	$10,518	$10,114
1/31/18	$10,454	$10,397	$10,125
2/28/18	$10,466	$10,298	$10,136
3/31/18	$10,459	$10,364	$10,149
4/30/18	$10,504	$10,287	$10,163
5/31/18	$10,510	$10,360	$10,178
6/30/18	$10,527	$10,348	$10,193
7/31/18	$10,554	$10,350	$10,210
8/31/18	$10,562	$10,417	$10,227
9/30/18	$10,599	$10,350	$10,244
10/31/18	$10,616	$10,268	$10,263
11/30/18	$10,603	$10,329	$10,282
12/31/18	$10,549	$10,519	$10,302
1/31/19	$10,598	$10,631	$10,323
2/28/19	$10,637	$10,625	$10,342
3/31/19	$10,647	$10,829	$10,364
4/30/19	$10,679	$10,831	$10,385
5/31/19	$10,679	$11,024	$10,406
6/30/19	$10,686	$11,162	$10,427
7/31/19	$10,738	$11,187	$10,448
8/31/19	$10,724	$11,476	$10,468
9/30/19	$10,751	$11,415	$10,486
10/31/19	$10,756	$11,450	$10,504
11/30/19	$10,772	$11,444	$10,519
12/31/19	$10,782	$11,436	$10,534
1/31/20	$10,852	$11,656	$10,548
2/29/20	$10,886	$11,866	$10,562
3/31/20	$10,543	$11,796	$10,575
4/30/20	$10,721	$12,006	$10,584
5/31/20	$10,809	$12,062	$10,588
6/30/20	$10,939	$12,137	$10,589
7/31/20	$10,955	$12,319	$10,591
8/31/20	$10,971	$12,219	$10,592
9/30/20	$10,997	$12,213	$10,593
10/31/20	$11,023	$12,158	$10,594
11/30/20	$11,003	$12,277	$10,595
12/31/20	$11,022	$12,294	$10,595
1/31/21	$11,045	$12,206	$10,596
2/28/21	$11,035	$12,030	$10,597
3/31/21	$11,037	$11,880	$10,597
4/30/21	$11,039	$11,974	$10,598
5/31/21	$11,040	$12,013	$10,598
6/30/21	$11,019	$12,097	$10,598
7/31/21	$11,008	$12,232	$10,598
8/31/21	$11,009	$12,209	$10,599
9/30/21	$11,021	$12,103	$10,599
10/31/21	$10,988	$12,100	$10,599
11/30/21	$10,967	$12,136	$10,600
12/31/21	$10,968	$12,105	$10,600
1/31/22	$10,957	$11,844	$10,601
2/28/22	$10,915	$11,712	$10,602
3/31/22	$10,839	$11,386	$10,603
4/30/22	$10,833	$10,954	$10,606
5/31/22	$10,818	$11,025	$10,611
6/30/22	$10,771	$10,852	$10,619
7/31/22	$10,760	$11,117	$10,630
8/31/22	$10,817	$10,803	$10,645
9/30/22	$10,821	$10,336	$10,666
10/31/22	$10,793	$10,202	$10,693
11/30/22	$10,815	$10,578	$10,723
12/31/22	$10,902	$10,530	$10,759
1/31/23	$10,950	$10,854	$10,799
2/28/23	$11,012	$10,573	$10,837
3/31/23	$10,999	$10,842	$10,880
4/30/23	$11,053	$10,908	$10,923
5/31/23	$11,113	$10,789	$10,970
6/30/23	$11,177	$10,750	$11,016
7/31/23	$11,239	$10,743	$11,067
8/31/23	$11,294	$10,674	$11,118
9/30/23	$11,361	$10,403	$11,168
10/31/23	$11,417	$10,239	$11,221
11/30/23	$11,450	$10,702	$11,272
12/31/23	$11,508	$11,112	$11,325
1/31/24	$11,576	$11,082	$11,378
2/29/24	$11,644	$10,925	$11,428
3/31/24	$11,702	$11,026	$11,480
4/30/24	$11,761	$10,747	$11,532
5/31/24	$11,824	$10,930	$11,586
6/30/24	$11,857	$11,033	$11,638
7/31/24	$11,904	$11,291	$11,692
8/31/24	$11,955	$11,453	$11,746
9/30/24	$11,999	$11,606	$11,797
10/31/24	$12,057	$11,319	$11,848
11/30/24	$12,115	$11,438	$11,895
12/31/24	$12,185	$11,251	$11,942
1/31/25	$12,243	$11,311	$11,988
2/28/25	$12,272	$11,560	$12,029
3/31/25	$12,302	$11,564	$12,074

Average Annual Return [Table Text Block]
Class/Index Name	1 Year	5 Years	10 Years
Class R	5.13%	3.13%	2.09%
Bloomberg U.S. Aggregate Index	4.88%	(0.40%)	1.46%
FTSE 3-Month Treasury Bill Index	5.17%	2.69%	1.90%

No Deduction of Taxes [Text Block]	Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
Performance Table Market Index Changed [Text Block]	Differences in the Fund’s performance versus an index and related attribution information with respect to particular categories of securities or individual positions may be attributable, in part, to differences in the pricing methodologies used by the Fund and the index.
Updated Performance Information Location [Text Block]	For performance current to the most recent month-end, visit www.pimco.com/literature or via 888.87.PIMCO (888.877.4626).
AssetsNet	$ 9,789,626,000
Holdings Count | Holding	1,288
Advisory Fees Paid, Amount	$ 25,342,000
InvestmentCompanyPortfolioTurnover	108.00%
Additional Fund Statistics [Text Block]

Key Fund StatisticsFootnote Reference† (as of the end of the reporting period)

Total Net Assets	$9,789,626
# of Portfolio Holdings	1,288
Portfolio Turnover Rate	108%
Total Net Advisory Fees Paid During the Reporting Period	$25,342
Footnote	Description
Footnote†	Dollar amounts displayed in 000's

Holdings [Text Block]

Security Type Breakdown (% of Net Asset Value)Footnote Reference*

Corporate Bonds & Notes	52.8%
Asset-Backed Securities	21.5%
U.S. Government Agencies	16.7%
Non-Agency Mortgage-Backed Securities	9.0%
Sovereign Issues	2.2%
U.S. Treasury Obligations	0.7%
Municipal Bonds & Notes	0.3%
Short-Term Instruments	26.5%
Affiliated Investments	0.1%
Financial Derivative Instruments	0.0%Footnote Reference^
Other Assets and Liabilities, Net	(29.8%)
Total	100.0%
Footnote	Description
Footnote^	Rounded value of investments is less than 0.1% of net assets.
Footnote*	% of Net Asset Value includes derivatives instruments, if any, valued at the value used for determining the Fund's net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.

Material Fund Change [Text Block]
C000132360
Shareholder Report [Line Items]
Fund Name	PIMCO TRENDS Managed Futures Strategy Fund
Class Name	Class A
Trading Symbol	PQTAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the PIMCO TRENDS Managed Futures Strategy Fund (the "Fund") for the period of April 1, 2024 to March 31, 2025 (the "reporting period").
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.pimco.com/literature. You can also request this information by contacting us at 888.87.PIMCO (888.877.4626).
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	888.87.PIMCO (888.877.4626)
Expenses [Text Block]

What were the Fund costs for the reporting period?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$183	1.94%

Expenses Paid, Amount	$ 183
Expense Ratio, Percent	1.94%
Factors Affecting Performance [Text Block]

How did the Fund perform during the reporting period and what affected its performance?

The following affected performance (on a gross basis) during the reporting period:

  Positioning across global interest rates, notably in United Kingdom, Canadian, and Hungarian rates, detracted from performance, as rates reversed sharply.

  Positioning in energy commodities, notably German power and European Union Allowances, detracted from performance, as prices reversed sharply.

  Long positions across equity indices in Japan and the U.S. detracted from performance, as prices declined, and short positions in Chinese equities also detracted from performance, as prices increased.

  Short positions in Canadian dollar and developed market European currencies, notably Swiss franc and the euro, against the U.S. dollar contributed to performance, as prices declined.

  Long positions in coffee contributed to performance, as global coffee prices increased.

  Short positions in cotton contributed to performance, as cotton prices decreased.

Performance Past Does Not Indicate Future [Text]	Performance quoted represents past performance. Past performance is not a guarantee or a reliable indicator of future results.
Line Graph [Table Text Block]
	Class A (including sales charge)	Bloomberg U.S. Aggregate Index	ICE BofA SOFR Overnight Rate IndexFootnote Reference(1)Footnote Reference(2)
3/31/15	$9,449	$10,000	$10,000
4/30/15	$9,144	$9,964	$10,002
5/31/15	$8,780	$9,940	$10,005
6/30/15	$8,791	$9,832	$10,007
7/31/15	$8,756	$9,900	$10,009
8/31/15	$8,635	$9,886	$10,012
9/30/15	$8,908	$9,953	$10,014
10/31/15	$8,565	$9,954	$10,017
11/30/15	$8,573	$9,928	$10,019
12/31/15	$8,352	$9,896	$10,022
1/31/16	$8,625	$10,032	$10,027
2/29/16	$9,171	$10,103	$10,032
3/31/16	$8,925	$10,196	$10,037
4/30/16	$8,807	$10,235	$10,043
5/31/16	$8,625	$10,238	$10,048
6/30/16	$8,743	$10,422	$10,053
7/31/16	$8,844	$10,488	$10,058
8/31/16	$8,825	$10,476	$10,064
9/30/16	$8,652	$10,470	$10,069
10/31/16	$8,497	$10,389	$10,076
11/30/16	$8,497	$10,144	$10,083
12/31/16	$8,598	$10,158	$10,090
1/31/17	$8,461	$10,178	$10,099
2/28/17	$8,534	$10,246	$10,107
3/31/17	$8,470	$10,241	$10,115
4/30/17	$8,479	$10,320	$10,125
5/31/17	$8,507	$10,399	$10,135
6/30/17	$8,306	$10,389	$10,144
7/31/17	$8,516	$10,434	$10,155
8/31/17	$8,652	$10,527	$10,166
9/30/17	$8,466	$10,477	$10,177
10/31/17	$8,712	$10,483	$10,189
11/30/17	$8,757	$10,470	$10,200
12/31/17	$8,757	$10,518	$10,211
1/31/18	$9,049	$10,397	$10,226
2/28/18	$8,502	$10,298	$10,240
3/31/18	$8,602	$10,364	$10,255
4/30/18	$8,511	$10,287	$10,274
5/31/18	$8,493	$10,360	$10,294
6/30/18	$8,635	$10,348	$10,314
7/31/18	$8,534	$10,350	$10,334
8/31/18	$8,680	$10,417	$10,354
9/30/18	$8,402	$10,350	$10,374
10/31/18	$8,484	$10,268	$10,395
11/30/18	$8,539	$10,329	$10,415
12/31/18	$8,931	$10,519	$10,436
1/31/19	$8,575	$10,631	$10,460
2/28/19	$8,612	$10,625	$10,485
3/31/19	$8,940	$10,829	$10,509
4/30/19	$9,059	$10,831	$10,532
5/31/19	$9,013	$11,024	$10,555
6/30/19	$9,046	$11,162	$10,578
7/31/19	$9,248	$11,187	$10,598
8/31/19	$9,523	$11,476	$10,619
9/30/19	$9,114	$11,415	$10,639
10/31/19	$8,994	$11,450	$10,658
11/30/19	$9,013	$11,444	$10,677
12/31/19	$9,156	$11,436	$10,696
1/31/20	$9,007	$11,656	$10,713
2/29/20	$9,221	$11,866	$10,730
3/31/20	$9,799	$11,796	$10,748
4/30/20	$9,715	$12,006	$10,761
5/31/20	$9,687	$12,062	$10,774
6/30/20	$9,397	$12,137	$10,787
7/31/20	$9,692	$12,319	$10,789
8/31/20	$9,587	$12,219	$10,792
9/30/20	$9,305	$12,213	$10,795
10/31/20	$9,324	$12,158	$10,797
11/30/20	$9,488	$12,277	$10,799
12/31/20	$9,934	$12,294	$10,801
1/31/21	$9,885	$12,206	$10,803
2/28/21	$10,042	$12,030	$10,805
3/31/21	$10,237	$11,880	$10,808
4/30/21	$10,403	$11,974	$10,810
5/31/21	$10,647	$12,013	$10,811
6/30/21	$10,741	$12,097	$10,813
7/31/21	$10,859	$12,232	$10,815
8/31/21	$11,055	$12,209	$10,816
9/30/21	$11,410	$12,103	$10,817
10/31/21	$11,735	$12,100	$10,818
11/30/21	$11,164	$12,136	$10,820
12/31/21	$11,376	$12,105	$10,821
1/31/22	$11,396	$11,844	$10,823
2/28/22	$11,745	$11,712	$10,825
3/31/22	$12,401	$11,386	$10,827
4/30/22	$13,215	$10,954	$10,836
5/31/22	$13,044	$11,025	$10,845
6/30/22	$13,594	$10,852	$10,854
7/31/22	$12,983	$11,117	$10,869
8/31/22	$13,085	$10,803	$10,890
9/30/22	$13,979	$10,336	$10,912
10/31/22	$13,969	$10,202	$10,941
11/30/22	$12,710	$10,578	$10,975
12/31/22	$12,633	$10,530	$11,013
1/31/23	$12,713	$10,854	$11,054
2/28/23	$12,702	$10,573	$11,093
3/31/23	$11,811	$10,842	$11,137
4/30/23	$12,028	$10,908	$11,182
5/31/23	$12,484	$10,789	$11,230
6/30/23	$12,484	$10,750	$11,278
7/31/23	$12,188	$10,743	$11,327
8/31/23	$11,719	$10,674	$11,379
9/30/23	$12,222	$10,403	$11,429
10/31/23	$12,336	$10,239	$11,482
11/30/23	$11,616	$10,702	$11,533
12/31/23	$12,062	$11,112	$11,586
1/31/24	$11,948	$11,082	$11,639
2/29/24	$12,279	$10,925	$11,689
3/31/24	$12,484	$11,026	$11,742
4/30/24	$12,656	$10,747	$11,795
5/31/24	$12,290	$10,930	$11,849
6/30/24	$11,959	$11,033	$11,898
7/31/24	$11,833	$11,291	$11,956
8/31/24	$11,445	$11,453	$12,011
9/30/24	$11,571	$11,606	$12,063
10/31/24	$11,125	$11,319	$12,114
11/30/24	$11,365	$11,438	$12,161
12/31/24	$11,662	$11,251	$12,208
1/31/25	$11,445	$11,311	$12,254
2/28/25	$11,171	$11,560	$12,295
3/31/25	$11,125	$11,564	$12,341

Average Annual Return [Table Text Block]
Class/Index Name	1 Year	5 Years	10 Years
Class A (excluding sales charge)	(10.89%)	2.57%	1.65%
Class A (including sales charge)	(15.82%)	1.42%	1.07%
Bloomberg U.S. Aggregate Index	4.88%	(0.40%)	1.46%
ICE BofA SOFR Overnight Rate IndexFootnote Reference(1)Footnote Reference(2)	5.10%	2.66%	-%

No Deduction of Taxes [Text Block]	Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
Performance Table Market Index Changed [Text Block]	Differences in the Fund’s performance versus an index and related attribution information with respect to particular categories of securities or individual positions may be attributable, in part, to differences in the pricing methodologies used by the Fund and the index.
Updated Performance Information Location [Text Block]	For performance current to the most recent month-end, visit www.pimco.com/literature or via 888.87.PIMCO (888.877.4626).
AssetsNet	$ 2,009,333,000
Holdings Count | Holding	1,306
Advisory Fees Paid, Amount	$ 30,112,000
InvestmentCompanyPortfolioTurnover	919.00%
Additional Fund Statistics [Text Block]

Key Fund StatisticsFootnote Reference† (as of the end of the reporting period)

Total Net Assets	$2,009,333
# of Portfolio Holdings	1,306
Portfolio Turnover Rate	919%
Total Net Advisory Fees Paid During the Reporting Period	$30,112
Footnote	Description
Footnote†	Dollar amounts displayed in 000's

Holdings [Text Block]

Security Type Breakdown (% of Net Asset Value)Footnote Reference*

U.S. Government Agencies	41.4%
Commodities	27.0%
Corporate Bonds & Notes	5.4%
Asset-Backed Securities	3.5%
Non-Agency Mortgage-Backed Securities	0.3%
Short-Term Instruments	11.1%
Affiliated Investments	42.1%
Financial Derivative Instruments	(3.7%)
Other Assets and Liabilities, Net	(27.1%)
Total	100.0%
Footnote	Description
Footnote*	% of Net Asset Value includes derivatives instruments, if any, valued at the value used for determining the Fund's net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes and planned changes of the Fund since the beginning of the reporting period. For more information, you may refer to the Fund's next prospectus, which we expect to be available by July 31, 2025 or upon request at 888.87.PIMCO (888.877.4626).

Changes to Total Annual Fund Operating Expenses. Annual fund operating expenses decreased during the year by 0.82% as a result of lower expenses related to interest.

Material Fund Change Expenses [Text Block]	Changes to Total Annual Fund Operating Expenses. Annual fund operating expenses decreased during the year by 0.82% as a result of lower expenses related to interest.
Summary of Change Legend [Text Block]

This is a summary of certain changes and planned changes of the Fund since the beginning of the reporting period. For more information, you may refer to the Fund's next prospectus, which we expect to be available by July 31, 2025 or upon request at 888.87.PIMCO (888.877.4626).

C000132361
Shareholder Report [Line Items]
Fund Name	PIMCO TRENDS Managed Futures Strategy Fund
Class Name	Class C
Trading Symbol	PQTCX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the PIMCO TRENDS Managed Futures Strategy Fund (the "Fund") for the period of April 1, 2024 to March 31, 2025 (the "reporting period").
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.pimco.com/literature. You can also request this information by contacting us at 888.87.PIMCO (888.877.4626).
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	888.87.PIMCO (888.877.4626)
Expenses [Text Block]

What were the Fund costs for the reporting period?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$249	2.64%

Expenses Paid, Amount	$ 249
Expense Ratio, Percent	2.64%
Factors Affecting Performance [Text Block]

How did the Fund perform during the reporting period and what affected its performance?

The following affected performance (on a gross basis) during the reporting period:

  Positioning across global interest rates, notably in United Kingdom, Canadian, and Hungarian rates, detracted from performance, as rates reversed sharply.

  Positioning in energy commodities, notably German power and European Union Allowances, detracted from performance, as prices reversed sharply.

  Long positions across equity indices in Japan and the U.S. detracted from performance, as prices declined, and short positions in Chinese equities also detracted from performance, as prices increased.

  Short positions in Canadian dollar and developed market European currencies, notably Swiss franc and the euro, against the U.S. dollar contributed to performance, as prices declined.

  Long positions in coffee contributed to performance, as global coffee prices increased.

  Short positions in cotton contributed to performance, as cotton prices decreased.

Performance Past Does Not Indicate Future [Text]	Performance quoted represents past performance. Past performance is not a guarantee or a reliable indicator of future results.
Line Graph [Table Text Block]
	Class C (excluding sales charge)	Bloomberg U.S. Aggregate Index	ICE BofA SOFR Overnight Rate IndexFootnote Reference(1)Footnote Reference(2)
3/31/15	$10,000	$10,000	$10,000
4/30/15	$9,675	$9,964	$10,002
5/31/15	$9,271	$9,940	$10,005
6/30/15	$9,283	$9,832	$10,007
7/31/15	$9,236	$9,900	$10,009
8/31/15	$9,098	$9,886	$10,012
9/30/15	$9,383	$9,953	$10,014
10/31/15	$9,012	$9,954	$10,017
11/30/15	$9,011	$9,928	$10,019
12/31/15	$8,774	$9,896	$10,022
1/31/16	$9,050	$10,032	$10,027
2/29/16	$9,621	$10,103	$10,032
3/31/16	$9,352	$10,196	$10,037
4/30/16	$9,218	$10,235	$10,043
5/31/16	$9,017	$10,238	$10,048
6/30/16	$9,140	$10,422	$10,053
7/31/16	$9,243	$10,488	$10,058
8/31/16	$9,203	$10,476	$10,064
9/30/16	$9,023	$10,470	$10,069
10/31/16	$8,861	$10,389	$10,076
11/30/16	$8,851	$10,144	$10,083
12/31/16	$8,934	$10,158	$10,090
1/31/17	$8,792	$10,178	$10,099
2/28/17	$8,867	$10,246	$10,107
3/31/17	$8,781	$10,241	$10,115
4/30/17	$8,790	$10,320	$10,125
5/31/17	$8,817	$10,399	$10,135
6/30/17	$8,592	$10,389	$10,144
7/31/17	$8,796	$10,434	$10,155
8/31/17	$8,935	$10,527	$10,166
9/30/17	$8,742	$10,477	$10,177
10/31/17	$8,984	$10,483	$10,189
11/30/17	$9,020	$10,470	$10,200
12/31/17	$9,019	$10,518	$10,211
1/31/18	$9,306	$10,397	$10,226
2/28/18	$8,739	$10,298	$10,240
3/31/18	$8,839	$10,364	$10,255
4/30/18	$8,737	$10,287	$10,274
5/31/18	$8,708	$10,360	$10,294
6/30/18	$8,848	$10,348	$10,314
7/31/18	$8,736	$10,350	$10,334
8/31/18	$8,883	$10,417	$10,354
9/30/18	$8,592	$10,350	$10,374
10/31/18	$8,675	$10,268	$10,395
11/30/18	$8,712	$10,329	$10,415
12/31/18	$9,108	$10,519	$10,436
1/31/19	$8,739	$10,631	$10,460
2/28/19	$8,767	$10,625	$10,485
3/31/19	$9,095	$10,829	$10,509
4/30/19	$9,215	$10,831	$10,532
5/31/19	$9,159	$11,024	$10,555
6/30/19	$9,188	$11,162	$10,578
7/31/19	$9,381	$11,187	$10,598
8/31/19	$9,656	$11,476	$10,619
9/30/19	$9,237	$11,415	$10,639
10/31/19	$9,107	$11,450	$10,658
11/30/19	$9,116	$11,444	$10,677
12/31/19	$9,253	$11,436	$10,696
1/31/20	$9,103	$11,656	$10,713
2/29/20	$9,308	$11,866	$10,730
3/31/20	$9,885	$11,796	$10,748
4/30/20	$9,791	$12,006	$10,761
5/31/20	$9,753	$12,062	$10,774
6/30/20	$9,461	$12,137	$10,787
7/31/20	$9,744	$12,319	$10,789
8/31/20	$9,640	$12,219	$10,792
9/30/20	$9,351	$12,213	$10,795
10/31/20	$9,361	$12,158	$10,797
11/30/20	$9,515	$12,277	$10,799
12/31/20	$9,965	$12,294	$10,801
1/31/21	$9,906	$12,206	$10,803
2/28/21	$10,062	$12,030	$10,805
3/31/21	$10,248	$11,880	$10,808
4/30/21	$10,402	$11,974	$10,810
5/31/21	$10,652	$12,013	$10,811
6/30/21	$10,731	$12,097	$10,813
7/31/21	$10,847	$12,232	$10,815
8/31/21	$11,030	$12,209	$10,816
9/30/21	$11,371	$12,103	$10,817
10/31/21	$11,699	$12,100	$10,818
11/30/21	$11,126	$12,136	$10,820
12/31/21	$11,315	$12,105	$10,821
1/31/22	$11,344	$11,844	$10,823
2/28/22	$11,676	$11,712	$10,825
3/31/22	$12,326	$11,386	$10,827
4/30/22	$13,113	$10,954	$10,836
5/31/22	$12,942	$11,025	$10,845
6/30/22	$13,485	$10,852	$10,854
7/31/22	$12,863	$11,117	$10,869
8/31/22	$12,950	$10,803	$10,890
9/30/22	$13,836	$10,336	$10,912
10/31/22	$13,812	$10,202	$10,941
11/30/22	$12,561	$10,578	$10,975
12/31/22	$12,483	$10,530	$11,013
1/31/23	$12,560	$10,854	$11,054
2/28/23	$12,537	$10,573	$11,093
3/31/23	$11,648	$10,842	$11,137
4/30/23	$11,859	$10,908	$11,182
5/31/23	$12,293	$10,789	$11,230
6/30/23	$12,293	$10,750	$11,278
7/31/23	$11,994	$10,743	$11,327
8/31/23	$11,517	$10,674	$11,379
9/30/23	$12,005	$10,403	$11,429
10/31/23	$12,115	$10,239	$11,482
11/30/23	$11,407	$10,702	$11,533
12/31/23	$11,827	$11,112	$11,586
1/31/24	$11,706	$11,082	$11,639
2/29/24	$12,027	$10,925	$11,689
3/31/24	$12,215	$11,026	$11,742
4/30/24	$12,381	$10,747	$11,795
5/31/24	$12,016	$10,930	$11,849
6/30/24	$11,683	$11,033	$11,898
7/31/24	$11,562	$11,291	$11,956
8/31/24	$11,174	$11,453	$12,011
9/30/24	$11,285	$11,606	$12,063
10/31/24	$10,831	$11,319	$12,114
11/30/24	$11,063	$11,438	$12,161
12/31/24	$11,351	$11,251	$12,208
1/31/25	$11,119	$11,311	$12,254
2/28/25	$10,853	$11,560	$12,295
3/31/25	$10,809	$11,564	$12,341

Average Annual Return [Table Text Block]
Class/Index Name	1 Year	5 Years	10 Years
Class C (excluding sales charge)	(11.51%)	1.80%	0.78%
Class C (including sales charge)	(12.40%)	1.80%	0.78%
Bloomberg U.S. Aggregate Index	4.88%	(0.40%)	1.46%
ICE BofA SOFR Overnight Rate IndexFootnote Reference(1)Footnote Reference(2)	5.10%	2.66%	-%

No Deduction of Taxes [Text Block]	Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
Performance Table Market Index Changed [Text Block]	Differences in the Fund’s performance versus an index and related attribution information with respect to particular categories of securities or individual positions may be attributable, in part, to differences in the pricing methodologies used by the Fund and the index.
Updated Performance Information Location [Text Block]	For performance current to the most recent month-end, visit www.pimco.com/literature or via 888.87.PIMCO (888.877.4626).
AssetsNet	$ 2,009,333,000
Holdings Count | Holding	1,306
Advisory Fees Paid, Amount	$ 30,112,000
InvestmentCompanyPortfolioTurnover	919.00%
Additional Fund Statistics [Text Block]

Key Fund StatisticsFootnote Reference† (as of the end of the reporting period)

Total Net Assets	$2,009,333
# of Portfolio Holdings	1,306
Portfolio Turnover Rate	919%
Total Net Advisory Fees Paid During the Reporting Period	$30,112
Footnote	Description
Footnote†	Dollar amounts displayed in 000's

Holdings [Text Block]

Security Type Breakdown (% of Net Asset Value)Footnote Reference*

U.S. Government Agencies	41.4%
Commodities	27.0%
Corporate Bonds & Notes	5.4%
Asset-Backed Securities	3.5%
Non-Agency Mortgage-Backed Securities	0.3%
Short-Term Instruments	11.1%
Affiliated Investments	42.1%
Financial Derivative Instruments	(3.7%)
Other Assets and Liabilities, Net	(27.1%)
Total	100.0%
Footnote	Description
Footnote*	% of Net Asset Value includes derivatives instruments, if any, valued at the value used for determining the Fund's net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes and planned changes of the Fund since the beginning of the reporting period. For more information, you may refer to the Fund's next prospectus, which we expect to be available by July 31, 2025 or upon request at 888.87.PIMCO (888.877.4626).

Changes to Total Annual Fund Operating Expenses. Annual fund operating expenses decreased during the year by 0.87% as a result of lower expenses related to interest.

Material Fund Change Expenses [Text Block]	Changes to Total Annual Fund Operating Expenses. Annual fund operating expenses decreased during the year by 0.87% as a result of lower expenses related to interest.
Summary of Change Legend [Text Block]

This is a summary of certain changes and planned changes of the Fund since the beginning of the reporting period. For more information, you may refer to the Fund's next prospectus, which we expect to be available by July 31, 2025 or upon request at 888.87.PIMCO (888.877.4626).

C000200466
Shareholder Report [Line Items]
Fund Name	PIMCO TRENDS Managed Futures Strategy Fund
Class Name	I-3
Trading Symbol	PQTNX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the PIMCO TRENDS Managed Futures Strategy Fund (the "Fund") for the period of April 1, 2024 to March 31, 2025 (the "reporting period").
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.pimco.com/literature. You can also request this information by contacting us at 888.87.PIMCO (888.877.4626).
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	888.87.PIMCO (888.877.4626)
Expenses [Text Block]

What were the Fund costs for the reporting period?

(based on a hypothetical $10,000 investment)
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
I-3	$160	1.69%

Expenses Paid, Amount	$ 160
Expense Ratio, Percent	1.69%
Factors Affecting Performance [Text Block]

How did the Fund perform during the reporting period and what affected its performance?

The following affected performance (on a gross basis) during the reporting period:

  Positioning across global interest rates, notably in United Kingdom, Canadian, and Hungarian rates, detracted from performance, as rates reversed sharply.

  Positioning in energy commodities, notably German power and European Union Allowances, detracted from performance, as prices reversed sharply.

  Long positions across equity indices in Japan and the U.S. detracted from performance, as prices declined, and short positions in Chinese equities also detracted from performance, as prices increased.

  Short positions in Canadian dollar and developed market European currencies, notably Swiss franc and the euro, against the U.S. dollar contributed to performance, as prices declined.

  Long positions in coffee contributed to performance, as global coffee prices increased.

  Short positions in cotton contributed to performance, as cotton prices decreased.

Performance Past Does Not Indicate Future [Text]	Performance quoted represents past performance. Past performance is not a guarantee or a reliable indicator of future results.
Line Graph [Table Text Block]
	I-3	Bloomberg U.S. Aggregate Index	ICE BofA SOFR Overnight Rate IndexFootnote Reference(1)Footnote Reference(2)
3/31/15	$1,000,000	$1,000,000	$1,000,000
4/30/15	$968,570	$996,412	$1,000,229
5/31/15	$929,098	$994,012	$1,000,460
6/30/15	$931,294	$983,174	$1,000,689
7/31/15	$927,524	$990,008	$1,000,924
8/31/15	$914,624	$988,586	$1,001,159
9/30/15	$944,299	$995,273	$1,001,394
10/31/15	$907,863	$995,439	$1,001,666
11/30/15	$908,683	$992,809	$1,001,940
12/31/15	$885,770	$989,601	$1,002,212
1/31/16	$914,568	$1,003,219	$1,002,719
2/29/16	$973,240	$1,010,335	$1,003,226
3/31/16	$947,103	$1,019,605	$1,003,732
4/30/16	$934,461	$1,023,519	$1,004,260
5/31/16	$915,077	$1,023,781	$1,004,788
6/30/16	$928,450	$1,042,177	$1,005,317
7/31/16	$939,889	$1,048,765	$1,005,845
8/31/16	$936,881	$1,047,566	$1,006,374
9/30/16	$919,435	$1,046,952	$1,006,904
10/31/16	$903,915	$1,038,944	$1,007,607
11/30/16	$903,804	$1,014,369	$1,008,310
12/31/16	$913,313	$1,015,800	$1,009,013
1/31/17	$899,724	$1,017,793	$1,009,853
2/28/17	$908,280	$1,024,634	$1,010,693
3/31/17	$900,468	$1,024,097	$1,011,533
4/30/17	$902,281	$1,032,000	$1,012,501
5/31/17	$906,014	$1,039,943	$1,013,468
6/30/17	$883,781	$1,038,896	$1,014,436
7/31/17	$905,786	$1,043,367	$1,015,532
8/31/17	$921,055	$1,052,726	$1,016,629
9/30/17	$902,113	$1,047,712	$1,017,727
10/31/17	$928,020	$1,048,319	$1,018,858
11/30/17	$932,724	$1,046,973	$1,019,989
12/31/17	$933,568	$1,051,778	$1,021,122
1/31/18	$964,276	$1,039,665	$1,022,563
2/28/18	$906,371	$1,029,809	$1,024,006
3/31/18	$917,813	$1,036,414	$1,025,451
4/30/18	$908,083	$1,028,705	$1,027,418
5/31/18	$906,155	$1,036,047	$1,029,389
6/30/18	$921,852	$1,034,773	$1,031,364
7/31/18	$910,269	$1,035,019	$1,033,370
8/31/18	$927,644	$1,041,679	$1,035,380
9/30/18	$898,206	$1,034,971	$1,037,394
10/31/18	$906,898	$1,026,792	$1,039,457
11/30/18	$912,693	$1,032,921	$1,041,524
12/31/18	$954,499	$1,051,898	$1,043,595
1/31/19	$917,750	$1,063,068	$1,046,033
2/28/19	$921,619	$1,062,452	$1,048,476
3/31/19	$957,136	$1,082,853	$1,050,925
4/30/19	$969,743	$1,083,130	$1,053,203
5/31/19	$964,894	$1,102,358	$1,055,486
6/30/19	$968,760	$1,116,201	$1,057,774
7/31/19	$990,201	$1,118,657	$1,059,827
8/31/19	$1,020,414	$1,147,643	$1,061,885
9/30/19	$976,648	$1,141,531	$1,063,947
10/31/19	$963,875	$1,144,969	$1,065,813
11/30/19	$965,840	$1,144,386	$1,067,682
12/31/19	$981,950	$1,143,588	$1,069,554
1/31/20	$966,096	$1,165,596	$1,071,288
2/29/20	$988,886	$1,186,575	$1,073,023
3/31/20	$1,051,311	$1,179,592	$1,074,762
4/30/20	$1,042,393	$1,200,561	$1,076,061
5/31/20	$1,039,420	$1,206,151	$1,077,361
6/30/20	$1,009,017	$1,213,749	$1,078,663
7/31/20	$1,040,359	$1,231,878	$1,078,940
8/31/20	$1,029,238	$1,221,935	$1,079,217
9/30/20	$999,972	$1,221,265	$1,079,494
10/31/20	$1,002,021	$1,215,812	$1,079,692
11/30/20	$1,019,438	$1,227,742	$1,079,890
12/31/20	$1,068,211	$1,229,433	$1,080,089
1/31/21	$1,063,016	$1,220,618	$1,080,317
2/28/21	$1,079,641	$1,202,992	$1,080,546
3/31/21	$1,101,465	$1,187,971	$1,080,774
4/30/21	$1,119,130	$1,197,356	$1,080,957
5/31/21	$1,146,147	$1,201,268	$1,081,139
6/30/21	$1,155,557	$1,209,708	$1,081,321
7/31/21	$1,169,139	$1,223,233	$1,081,454
8/31/21	$1,190,036	$1,220,905	$1,081,587
9/30/21	$1,228,621	$1,210,334	$1,081,719
10/31/21	$1,264,294	$1,210,000	$1,081,838
11/30/21	$1,203,440	$1,213,580	$1,081,957
12/31/21	$1,225,558	$1,210,475	$1,082,075
1/31/22	$1,228,750	$1,184,396	$1,082,277
2/28/22	$1,265,985	$1,171,183	$1,082,479
3/31/22	$1,336,828	$1,138,645	$1,082,681
4/30/22	$1,424,735	$1,095,436	$1,083,588
5/31/22	$1,407,582	$1,102,499	$1,084,497
6/30/22	$1,466,737	$1,085,203	$1,085,406
7/31/22	$1,401,500	$1,111,719	$1,086,882
8/31/22	$1,412,373	$1,080,306	$1,089,024
9/30/22	$1,509,933	$1,033,630	$1,091,245
10/31/22	$1,507,729	$1,020,242	$1,094,093
11/30/22	$1,372,165	$1,057,762	$1,097,463
12/31/22	$1,363,900	$1,052,991	$1,101,293
1/31/23	$1,373,651	$1,085,385	$1,105,379
2/28/23	$1,373,651	$1,057,322	$1,109,281
3/31/23	$1,276,142	$1,084,180	$1,113,695
4/30/23	$1,300,519	$1,090,751	$1,118,173
5/31/23	$1,350,492	$1,078,874	$1,123,014
6/30/23	$1,350,492	$1,075,027	$1,127,753
7/31/23	$1,318,802	$1,074,277	$1,132,705
8/31/23	$1,268,829	$1,067,415	$1,137,880
9/30/23	$1,322,459	$1,040,290	$1,142,922
10/31/23	$1,335,866	$1,023,873	$1,148,156
11/30/23	$1,257,859	$1,070,241	$1,153,254
12/31/23	$1,306,613	$1,111,209	$1,158,559
1/31/24	$1,294,425	$1,108,157	$1,163,888
2/29/24	$1,329,772	$1,092,501	$1,168,881
3/31/24	$1,352,930	$1,102,589	$1,174,247
4/30/24	$1,371,213	$1,074,739	$1,179,460
5/31/24	$1,333,428	$1,092,959	$1,184,862
6/30/24	$1,296,863	$1,103,307	$1,189,779
7/31/24	$1,284,674	$1,129,077	$1,195,621
8/31/24	$1,242,014	$1,145,301	$1,201,121
9/30/24	$1,256,640	$1,160,636	$1,206,310
10/31/24	$1,206,667	$1,131,854	$1,211,352
11/30/24	$1,233,482	$1,143,821	$1,216,089
12/31/24	$1,266,391	$1,125,101	$1,220,844
1/31/25	$1,242,014	$1,131,070	$1,225,398
2/28/25	$1,212,762	$1,155,956	$1,229,539
3/31/25	$1,209,105	$1,156,391	$1,234,125

Average Annual Return [Table Text Block]
Class/Index Name	1 Year	5 Years	10 Years
I-3	(10.63%)	2.84%	1.92%
Bloomberg U.S. Aggregate Index	4.88%	(0.40%)	1.46%
ICE BofA SOFR Overnight Rate IndexFootnote Reference(1)Footnote Reference(2)	5.10%	2.66%	-%

No Deduction of Taxes [Text Block]	Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
Performance Table Market Index Changed [Text Block]	Differences in the Fund’s performance versus an index and related attribution information with respect to particular categories of securities or individual positions may be attributable, in part, to differences in the pricing methodologies used by the Fund and the index.
Updated Performance Information Location [Text Block]	For performance current to the most recent month-end, visit www.pimco.com/literature or via 888.87.PIMCO (888.877.4626).
AssetsNet	$ 2,009,333,000
Holdings Count | Holding	1,306
Advisory Fees Paid, Amount	$ 30,112,000
InvestmentCompanyPortfolioTurnover	919.00%
Additional Fund Statistics [Text Block]

Key Fund StatisticsFootnote Reference† (as of the end of the reporting period)

Total Net Assets	$2,009,333
# of Portfolio Holdings	1,306
Portfolio Turnover Rate	919%
Total Net Advisory Fees Paid During the Reporting Period	$30,112
Footnote	Description
Footnote†	Dollar amounts displayed in 000's

Holdings [Text Block]

Security Type Breakdown (% of Net Asset Value)Footnote Reference*

U.S. Government Agencies	41.4%
Commodities	27.0%
Corporate Bonds & Notes	5.4%
Asset-Backed Securities	3.5%
Non-Agency Mortgage-Backed Securities	0.3%
Short-Term Instruments	11.1%
Affiliated Investments	42.1%
Financial Derivative Instruments	(3.7%)
Other Assets and Liabilities, Net	(27.1%)
Total	100.0%
Footnote	Description
Footnote*	% of Net Asset Value includes derivatives instruments, if any, valued at the value used for determining the Fund's net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes and planned changes of the Fund since the beginning of the reporting period. For more information, you may refer to the Fund's next prospectus, which we expect to be available by July 31, 2025 or upon request at 888.87.PIMCO (888.877.4626).

Changes to Total Annual Fund Operating Expenses. Annual fund operating expenses decreased during the year by 0.82% as a result of lower expenses related to interest.

Material Fund Change Expenses [Text Block]	Changes to Total Annual Fund Operating Expenses. Annual fund operating expenses decreased during the year by 0.82% as a result of lower expenses related to interest.
Summary of Change Legend [Text Block]

This is a summary of certain changes and planned changes of the Fund since the beginning of the reporting period. For more information, you may refer to the Fund's next prospectus, which we expect to be available by July 31, 2025 or upon request at 888.87.PIMCO (888.877.4626).

C000132356
Shareholder Report [Line Items]
Fund Name	PIMCO TRENDS Managed Futures Strategy Fund
Class Name	Institutional Class
Trading Symbol	PQTIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the PIMCO TRENDS Managed Futures Strategy Fund (the "Fund") for the period of April 1, 2024 to March 31, 2025 (the "reporting period").
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.pimco.com/literature. You can also request this information by contacting us at 888.87.PIMCO (888.877.4626).
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	888.87.PIMCO (888.877.4626)
Expenses [Text Block]

What were the Fund costs for the reporting period?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Class	$146	1.54%

Expenses Paid, Amount	$ 146
Expense Ratio, Percent	1.54%
Factors Affecting Performance [Text Block]

How did the Fund perform during the reporting period and what affected its performance?

The following affected performance (on a gross basis) during the reporting period:

  Positioning across global interest rates, notably in United Kingdom, Canadian, and Hungarian rates, detracted from performance, as rates reversed sharply.

  Positioning in energy commodities, notably German power and European Union Allowances, detracted from performance, as prices reversed sharply.

  Long positions across equity indices in Japan and the U.S. detracted from performance, as prices declined, and short positions in Chinese equities also detracted from performance, as prices increased.

  Short positions in Canadian dollar and developed market European currencies, notably Swiss franc and the euro, against the U.S. dollar contributed to performance, as prices declined.

  Long positions in coffee contributed to performance, as global coffee prices increased.

  Short positions in cotton contributed to performance, as cotton prices decreased.

Performance Past Does Not Indicate Future [Text]	Performance quoted represents past performance. Past performance is not a guarantee or a reliable indicator of future results.
Line Graph [Table Text Block]
	Institutional Class	Bloomberg U.S. Aggregate Index	ICE BofA SOFR Overnight Rate IndexFootnote Reference(1)Footnote Reference(2)
3/31/15	$1,000,000	$1,000,000	$1,000,000
4/30/15	$968,694	$996,412	$1,000,229
5/31/15	$929,338	$994,012	$1,000,460
6/30/15	$931,650	$983,174	$1,000,689
7/31/15	$927,996	$990,008	$1,000,924
8/31/15	$915,209	$988,586	$1,001,159
9/30/15	$945,017	$995,273	$1,001,394
10/31/15	$908,670	$995,439	$1,001,666
11/30/15	$909,602	$992,809	$1,001,940
12/31/15	$886,779	$989,601	$1,002,212
1/31/16	$915,727	$1,003,219	$1,002,719
2/29/16	$974,588	$1,010,335	$1,003,226
3/31/16	$948,535	$1,019,605	$1,003,732
4/30/16	$935,991	$1,023,519	$1,004,260
5/31/16	$916,692	$1,023,781	$1,004,788
6/30/16	$930,201	$1,042,177	$1,005,317
7/31/16	$941,781	$1,048,765	$1,005,845
8/31/16	$938,886	$1,047,566	$1,006,374
9/30/16	$921,517	$1,046,952	$1,006,904
10/31/16	$906,078	$1,038,944	$1,007,607
11/30/16	$906,078	$1,014,369	$1,008,310
12/31/16	$915,727	$1,015,800	$1,009,013
1/31/17	$902,218	$1,017,793	$1,009,853
2/28/17	$910,903	$1,024,634	$1,010,693
3/31/17	$903,183	$1,024,097	$1,011,533
4/30/17	$905,113	$1,032,000	$1,012,501
5/31/17	$908,973	$1,039,943	$1,013,468
6/30/17	$886,779	$1,038,896	$1,014,436
7/31/17	$908,973	$1,043,367	$1,015,532
8/31/17	$924,412	$1,052,726	$1,016,629
9/30/17	$905,514	$1,047,712	$1,017,727
10/31/17	$931,635	$1,048,319	$1,018,858
11/30/17	$936,472	$1,046,973	$1,019,989
12/31/17	$937,439	$1,051,778	$1,021,122
1/31/18	$968,397	$1,039,665	$1,022,563
2/28/18	$910,351	$1,029,809	$1,024,006
3/31/18	$921,960	$1,036,414	$1,025,451
4/30/18	$912,286	$1,028,705	$1,027,418
5/31/18	$910,351	$1,036,047	$1,029,389
6/30/18	$926,078	$1,034,773	$1,031,364
7/31/18	$915,422	$1,035,019	$1,033,370
8/31/18	$931,890	$1,041,679	$1,035,380
9/30/18	$902,337	$1,034,971	$1,037,394
10/31/18	$912,040	$1,026,792	$1,039,457
11/30/18	$916,891	$1,032,921	$1,041,524
12/31/18	$959,604	$1,051,898	$1,043,595
1/31/19	$921,725	$1,063,068	$1,046,033
2/28/19	$925,610	$1,062,452	$1,048,476
3/31/19	$961,364	$1,082,853	$1,050,925
4/30/19	$975,001	$1,083,130	$1,053,203
5/31/19	$970,131	$1,102,358	$1,055,486
6/30/19	$974,258	$1,116,201	$1,057,774
7/31/19	$995,799	$1,118,657	$1,059,827
8/31/19	$1,026,153	$1,147,643	$1,061,885
9/30/19	$982,617	$1,141,531	$1,063,947
10/31/19	$969,779	$1,144,969	$1,065,813
11/30/19	$971,754	$1,144,386	$1,067,682
12/31/19	$987,386	$1,143,588	$1,069,554
1/31/20	$972,441	$1,165,596	$1,071,288
2/29/20	$995,357	$1,186,575	$1,073,023
3/31/20	$1,058,127	$1,179,592	$1,074,762
4/30/20	$1,049,160	$1,200,561	$1,076,061
5/31/20	$1,046,171	$1,206,151	$1,077,361
6/30/20	$1,015,869	$1,213,749	$1,078,663
7/31/20	$1,047,393	$1,231,878	$1,078,940
8/31/20	$1,037,224	$1,221,935	$1,079,217
9/30/20	$1,007,116	$1,221,265	$1,079,494
10/31/20	$1,009,178	$1,215,812	$1,079,692
11/30/20	$1,026,702	$1,227,742	$1,079,890
12/31/20	$1,076,254	$1,229,433	$1,080,089
1/31/21	$1,071,024	$1,220,618	$1,080,317
2/28/21	$1,088,805	$1,202,992	$1,080,546
3/31/21	$1,109,978	$1,187,971	$1,080,774
4/30/21	$1,127,763	$1,197,356	$1,080,957
5/31/21	$1,156,009	$1,201,268	$1,081,139
6/30/21	$1,165,696	$1,209,708	$1,081,321
7/31/21	$1,179,373	$1,223,233	$1,081,454
8/31/21	$1,200,415	$1,220,905	$1,081,587
9/30/21	$1,238,677	$1,210,334	$1,081,719
10/31/21	$1,275,668	$1,210,000	$1,081,838
11/30/21	$1,214,369	$1,213,580	$1,081,957
12/31/21	$1,236,264	$1,210,475	$1,082,075
1/31/22	$1,240,553	$1,184,396	$1,082,277
2/28/22	$1,278,081	$1,171,183	$1,082,479
3/31/22	$1,350,540	$1,138,645	$1,082,681
4/30/22	$1,438,055	$1,095,436	$1,083,588
5/31/22	$1,420,768	$1,102,499	$1,084,497
6/30/22	$1,481,732	$1,085,203	$1,085,406
7/31/22	$1,414,878	$1,111,719	$1,086,882
8/31/22	$1,425,838	$1,080,306	$1,089,024
9/30/22	$1,524,704	$1,033,630	$1,091,245
10/31/22	$1,523,593	$1,020,242	$1,094,093
11/30/22	$1,386,903	$1,057,762	$1,097,463
12/31/22	$1,379,641	$1,052,991	$1,101,293
1/31/23	$1,389,478	$1,085,385	$1,105,379
2/28/23	$1,388,248	$1,057,322	$1,109,281
3/31/23	$1,291,107	$1,084,180	$1,113,695
4/30/23	$1,315,700	$1,090,751	$1,118,173
5/31/23	$1,364,885	$1,078,874	$1,123,014
6/30/23	$1,366,115	$1,075,027	$1,127,753
7/31/23	$1,334,144	$1,074,277	$1,132,705
8/31/23	$1,282,500	$1,067,415	$1,137,880
9/30/23	$1,337,833	$1,040,290	$1,142,922
10/31/23	$1,351,359	$1,023,873	$1,148,156
11/30/23	$1,273,893	$1,070,241	$1,153,254
12/31/23	$1,321,848	$1,111,209	$1,158,559
1/31/24	$1,309,552	$1,108,157	$1,163,888
2/29/24	$1,346,441	$1,092,501	$1,168,881
3/31/24	$1,369,804	$1,102,589	$1,174,247
4/30/24	$1,389,478	$1,074,739	$1,179,460
5/31/24	$1,350,130	$1,092,959	$1,184,862
6/30/24	$1,314,470	$1,103,307	$1,189,779
7/31/24	$1,300,944	$1,129,077	$1,195,621
8/31/24	$1,257,908	$1,145,301	$1,201,121
9/30/24	$1,272,663	$1,160,636	$1,206,310
10/31/24	$1,223,478	$1,131,854	$1,211,352
11/30/24	$1,250,530	$1,143,821	$1,216,089
12/31/24	$1,283,730	$1,125,101	$1,220,844
1/31/25	$1,259,137	$1,131,070	$1,225,398
2/28/25	$1,229,626	$1,155,956	$1,229,539
3/31/25	$1,225,937	$1,156,391	$1,234,125

Average Annual Return [Table Text Block]
Class/Index Name	1 Year	5 Years	10 Years
Institutional Class	(10.50%)	2.99%	2.06%
Bloomberg U.S. Aggregate Index	4.88%	(0.40%)	1.46%
ICE BofA SOFR Overnight Rate IndexFootnote Reference(1)Footnote Reference(2)	5.10%	2.66%	-%

No Deduction of Taxes [Text Block]	Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
Performance Table Market Index Changed [Text Block]	Differences in the Fund’s performance versus an index and related attribution information with respect to particular categories of securities or individual positions may be attributable, in part, to differences in the pricing methodologies used by the Fund and the index.
Updated Performance Information Location [Text Block]	For performance current to the most recent month-end, visit www.pimco.com/literature or via 888.87.PIMCO (888.877.4626).
AssetsNet	$ 2,009,333,000
Holdings Count | Holding	1,306
Advisory Fees Paid, Amount	$ 30,112,000
InvestmentCompanyPortfolioTurnover	919.00%
Additional Fund Statistics [Text Block]

Key Fund StatisticsFootnote Reference† (as of the end of the reporting period)

Total Net Assets	$2,009,333
# of Portfolio Holdings	1,306
Portfolio Turnover Rate	919%
Total Net Advisory Fees Paid During the Reporting Period	$30,112
Footnote	Description
Footnote†	Dollar amounts displayed in 000's

Holdings [Text Block]

Security Type Breakdown (% of Net Asset Value)Footnote Reference*

U.S. Government Agencies	41.4%
Commodities	27.0%
Corporate Bonds & Notes	5.4%
Asset-Backed Securities	3.5%
Non-Agency Mortgage-Backed Securities	0.3%
Short-Term Instruments	11.1%
Affiliated Investments	42.1%
Financial Derivative Instruments	(3.7%)
Other Assets and Liabilities, Net	(27.1%)
Total	100.0%
Footnote	Description
Footnote*	% of Net Asset Value includes derivatives instruments, if any, valued at the value used for determining the Fund's net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes and planned changes of the Fund since the beginning of the reporting period. For more information, you may refer to the Fund's next prospectus, which we expect to be available by July 31, 2025 or upon request at 888.87.PIMCO (888.877.4626).

Changes to Total Annual Fund Operating Expenses. Annual fund operating expenses decreased during the year by 0.82% as a result of lower expenses related to interest.

Material Fund Change Expenses [Text Block]	Changes to Total Annual Fund Operating Expenses. Annual fund operating expenses decreased during the year by 0.82% as a result of lower expenses related to interest.
Summary of Change Legend [Text Block]

This is a summary of certain changes and planned changes of the Fund since the beginning of the reporting period. For more information, you may refer to the Fund's next prospectus, which we expect to be available by July 31, 2025 or upon request at 888.87.PIMCO (888.877.4626).

C000132357
Shareholder Report [Line Items]
Fund Name	PIMCO TRENDS Managed Futures Strategy Fund
Class Name	I-2
Trading Symbol	PQTPX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the PIMCO TRENDS Managed Futures Strategy Fund (the "Fund") for the period of April 1, 2024 to March 31, 2025 (the "reporting period").
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.pimco.com/literature. You can also request this information by contacting us at 888.87.PIMCO (888.877.4626).
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	888.87.PIMCO (888.877.4626)
Expenses [Text Block]

What were the Fund costs for the reporting period?

(based on a hypothetical $10,000 investment)
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
I-2	$155	1.64%

Expenses Paid, Amount	$ 155
Expense Ratio, Percent	1.64%
Factors Affecting Performance [Text Block]

How did the Fund perform during the reporting period and what affected its performance?

The following affected performance (on a gross basis) during the reporting period:

  Positioning across global interest rates, notably in United Kingdom, Canadian, and Hungarian rates, detracted from performance, as rates reversed sharply.

  Positioning in energy commodities, notably German power and European Union Allowances, detracted from performance, as prices reversed sharply.

  Long positions across equity indices in Japan and the U.S. detracted from performance, as prices declined, and short positions in Chinese equities also detracted from performance, as prices increased.

  Short positions in Canadian dollar and developed market European currencies, notably Swiss franc and the euro, against the U.S. dollar contributed to performance, as prices declined.

  Long positions in coffee contributed to performance, as global coffee prices increased.

  Short positions in cotton contributed to performance, as cotton prices decreased.

Performance Past Does Not Indicate Future [Text]	Performance quoted represents past performance. Past performance is not a guarantee or a reliable indicator of future results.
Line Graph [Table Text Block]
	I-2	Bloomberg U.S. Aggregate Index	ICE BofA SOFR Overnight Rate IndexFootnote Reference(1)Footnote Reference(2)
3/31/15	$1,000,000	$1,000,000	$1,000,000
4/30/15	$967,742	$996,412	$1,000,229
5/31/15	$929,211	$994,012	$1,000,460
6/30/15	$931,175	$983,174	$1,000,689
7/31/15	$926,601	$990,008	$1,000,924
8/31/15	$914,710	$988,586	$1,001,159
9/30/15	$944,461	$995,273	$1,001,394
10/31/15	$908,064	$995,439	$1,001,666
11/30/15	$908,997	$992,809	$1,001,940
12/31/15	$885,204	$989,601	$1,002,212
1/31/16	$915,031	$1,003,219	$1,002,719
2/29/16	$973,724	$1,010,335	$1,003,226
3/31/16	$946,783	$1,019,605	$1,003,732
4/30/16	$934,275	$1,023,519	$1,004,260
5/31/16	$914,069	$1,023,781	$1,004,788
6/30/16	$927,540	$1,042,177	$1,005,317
7/31/16	$939,086	$1,048,765	$1,005,845
8/31/16	$936,199	$1,047,566	$1,006,374
9/30/16	$918,880	$1,046,952	$1,006,904
10/31/16	$902,523	$1,038,944	$1,007,607
11/30/16	$902,523	$1,014,369	$1,008,310
12/31/16	$913,107	$1,015,800	$1,009,013
1/31/17	$898,674	$1,017,793	$1,009,853
2/28/17	$907,334	$1,024,634	$1,010,693
3/31/17	$900,599	$1,024,097	$1,011,533
4/30/17	$901,561	$1,032,000	$1,012,501
5/31/17	$905,409	$1,039,943	$1,013,468
6/30/17	$883,279	$1,038,896	$1,014,436
7/31/17	$905,409	$1,043,367	$1,015,532
8/31/17	$920,804	$1,052,726	$1,016,629
9/30/17	$901,500	$1,047,712	$1,017,727
10/31/17	$928,497	$1,048,319	$1,018,858
11/30/17	$933,318	$1,046,973	$1,019,989
12/31/17	$933,318	$1,051,778	$1,021,122
1/31/18	$964,171	$1,039,665	$1,022,563
2/28/18	$906,321	$1,029,809	$1,024,006
3/31/18	$916,927	$1,036,414	$1,025,451
4/30/18	$908,249	$1,028,705	$1,027,418
5/31/18	$906,321	$1,036,047	$1,029,389
6/30/18	$921,961	$1,034,773	$1,031,364
7/31/18	$911,342	$1,035,019	$1,033,370
8/31/18	$926,789	$1,041,679	$1,035,380
9/30/18	$898,034	$1,034,971	$1,037,394
10/31/18	$906,734	$1,026,792	$1,039,457
11/30/18	$912,534	$1,032,921	$1,041,524
12/31/18	$954,767	$1,051,898	$1,043,595
1/31/19	$917,041	$1,063,068	$1,046,033
2/28/19	$920,910	$1,062,452	$1,048,476
3/31/19	$956,274	$1,082,853	$1,050,925
4/30/19	$969,852	$1,083,130	$1,053,203
5/31/19	$964,033	$1,102,358	$1,055,486
6/30/19	$968,125	$1,116,201	$1,057,774
7/31/19	$990,548	$1,118,657	$1,059,827
8/31/19	$1,019,797	$1,147,643	$1,061,885
9/30/19	$976,239	$1,141,531	$1,063,947
10/31/19	$963,459	$1,144,969	$1,065,813
11/30/19	$965,425	$1,144,386	$1,067,682
12/31/19	$981,818	$1,143,588	$1,069,554
1/31/20	$965,950	$1,165,596	$1,071,288
2/29/20	$988,760	$1,186,575	$1,073,023
3/31/20	$1,050,248	$1,179,592	$1,074,762
4/30/20	$1,042,314	$1,200,561	$1,076,061
5/31/20	$1,039,338	$1,206,151	$1,077,361
6/30/20	$1,008,024	$1,213,749	$1,078,663
7/31/20	$1,040,411	$1,231,878	$1,078,940
8/31/20	$1,029,278	$1,221,935	$1,079,217
9/30/20	$1,000,099	$1,221,265	$1,079,494
10/31/20	$1,001,125	$1,215,812	$1,079,692
11/30/20	$1,018,563	$1,227,742	$1,079,890
12/31/20	$1,067,846	$1,229,433	$1,080,089
1/31/21	$1,062,642	$1,220,618	$1,080,317
2/28/21	$1,079,295	$1,202,992	$1,080,546
3/31/21	$1,101,159	$1,187,971	$1,080,774
4/30/21	$1,118,852	$1,197,356	$1,080,957
5/31/21	$1,145,913	$1,201,268	$1,081,139
6/30/21	$1,155,358	$1,209,708	$1,081,321
7/31/21	$1,168,963	$1,223,233	$1,081,454
8/31/21	$1,189,894	$1,220,905	$1,081,587
9/30/21	$1,228,749	$1,210,334	$1,081,719
10/31/21	$1,264,486	$1,210,000	$1,081,838
11/30/21	$1,203,522	$1,213,580	$1,081,957
12/31/21	$1,226,218	$1,210,475	$1,082,075
1/31/22	$1,228,350	$1,184,396	$1,082,277
2/28/22	$1,266,736	$1,171,183	$1,082,479
3/31/22	$1,337,553	$1,138,645	$1,082,681
4/30/22	$1,425,649	$1,095,436	$1,083,588
5/31/22	$1,407,385	$1,102,499	$1,084,497
6/30/22	$1,467,892	$1,085,203	$1,085,406
7/31/22	$1,401,417	$1,111,719	$1,086,882
8/31/22	$1,412,314	$1,080,306	$1,089,024
9/30/22	$1,510,269	$1,033,630	$1,091,245
10/31/22	$1,509,164	$1,020,242	$1,094,093
11/30/22	$1,373,273	$1,057,762	$1,097,463
12/31/22	$1,365,475	$1,052,991	$1,101,293
1/31/23	$1,375,255	$1,085,385	$1,105,379
2/28/23	$1,374,032	$1,057,322	$1,109,281
3/31/23	$1,277,459	$1,084,180	$1,113,695
4/30/23	$1,301,908	$1,090,751	$1,118,173
5/31/23	$1,350,806	$1,078,874	$1,123,014
6/30/23	$1,350,806	$1,075,027	$1,127,753
7/31/23	$1,320,244	$1,074,277	$1,132,705
8/31/23	$1,268,902	$1,067,415	$1,137,880
9/30/23	$1,323,912	$1,040,290	$1,142,922
10/31/23	$1,337,359	$1,023,873	$1,148,156
11/30/23	$1,259,122	$1,070,241	$1,153,254
12/31/23	$1,308,020	$1,111,209	$1,158,559
1/31/24	$1,295,795	$1,108,157	$1,163,888
2/29/24	$1,331,247	$1,092,501	$1,168,881
3/31/24	$1,354,473	$1,102,589	$1,174,247
4/30/24	$1,372,810	$1,074,739	$1,179,460
5/31/24	$1,334,914	$1,092,959	$1,184,862
6/30/24	$1,298,240	$1,103,307	$1,189,779
7/31/24	$1,286,016	$1,129,077	$1,195,621
8/31/24	$1,243,230	$1,145,301	$1,201,121
9/30/24	$1,257,900	$1,160,636	$1,206,310
10/31/24	$1,209,002	$1,131,854	$1,211,352
11/30/24	$1,234,673	$1,143,821	$1,216,089
12/31/24	$1,267,679	$1,125,101	$1,220,844
1/31/25	$1,244,453	$1,131,070	$1,225,398
2/28/25	$1,215,114	$1,155,956	$1,229,539
3/31/25	$1,210,224	$1,156,391	$1,234,125

Average Annual Return [Table Text Block]
Class/Index Name	1 Year	5 Years	10 Years
I-2	(10.65%)	2.88%	1.93%
Bloomberg U.S. Aggregate Index	4.88%	(0.40%)	1.46%
ICE BofA SOFR Overnight Rate IndexFootnote Reference(1)Footnote Reference(2)	5.10%	2.66%	-%

No Deduction of Taxes [Text Block]	Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
Performance Table Market Index Changed [Text Block]	Differences in the Fund’s performance versus an index and related attribution information with respect to particular categories of securities or individual positions may be attributable, in part, to differences in the pricing methodologies used by the Fund and the index.
Updated Performance Information Location [Text Block]	For performance current to the most recent month-end, visit www.pimco.com/literature or via 888.87.PIMCO (888.877.4626).
AssetsNet	$ 2,009,333,000
Holdings Count | Holding	1,306
Advisory Fees Paid, Amount	$ 30,112,000
InvestmentCompanyPortfolioTurnover	919.00%
Additional Fund Statistics [Text Block]

Key Fund StatisticsFootnote Reference† (as of the end of the reporting period)

Total Net Assets	$2,009,333
# of Portfolio Holdings	1,306
Portfolio Turnover Rate	919%
Total Net Advisory Fees Paid During the Reporting Period	$30,112
Footnote	Description
Footnote†	Dollar amounts displayed in 000's

Holdings [Text Block]

Security Type Breakdown (% of Net Asset Value)Footnote Reference*

U.S. Government Agencies	41.4%
Commodities	27.0%
Corporate Bonds & Notes	5.4%
Asset-Backed Securities	3.5%
Non-Agency Mortgage-Backed Securities	0.3%
Short-Term Instruments	11.1%
Affiliated Investments	42.1%
Financial Derivative Instruments	(3.7%)
Other Assets and Liabilities, Net	(27.1%)
Total	100.0%
Footnote	Description
Footnote*	% of Net Asset Value includes derivatives instruments, if any, valued at the value used for determining the Fund's net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes and planned changes of the Fund since the beginning of the reporting period. For more information, you may refer to the Fund's next prospectus, which we expect to be available by July 31, 2025 or upon request at 888.87.PIMCO (888.877.4626).

Changes to Total Annual Fund Operating Expenses. Annual fund operating expenses decreased during the year by 0.82% as a result of lower expenses related to interest.

Material Fund Change Expenses [Text Block]	Changes to Total Annual Fund Operating Expenses. Annual fund operating expenses decreased during the year by 0.82% as a result of lower expenses related to interest.
Summary of Change Legend [Text Block]

This is a summary of certain changes and planned changes of the Fund since the beginning of the reporting period. For more information, you may refer to the Fund's next prospectus, which we expect to be available by July 31, 2025 or upon request at 888.87.PIMCO (888.877.4626).